February 28, 2013

Dear Shareholder,

Invesco is continually reviewing its product line to sharpen its offerings to investors. A key goal of this effort is to reduce overlap and enhance efficiency across the product line for the benefit of Invesco Funds’ shareholders and Invesco.

As a result of this review process, the Invesco Funds Boards have approved a realignment of seven Invesco Funds, subject to shareholder approval.

The independent trustees of the Invesco Funds Boards believe that the reorganization of your Fund proposed in the accompanying proxy statement/prospectus is in the best interest of the Fund and the attached proxy statement/prospectus seeks your vote in favor of the proposed reorganization.

Your vote is important. Please take a moment after reviewing the enclosed materials to sign and return your proxy card in the enclosed postage paid return envelope. If you attend the shareholder meeting, you may vote your shares in person. If you expect to attend the shareholder meeting in person, or have questions, please notify us by calling (800) 952-3502. You may also vote your shares by telephone or through a website established for that purpose by following the instructions that appear on the enclosed proxy card. If we do not hear from you after a reasonable amount of time, you may receive a telephone call from our proxy solicitor, Computershare Fund Services, reminding you to vote your shares.

Sincerely,

Mr. Philip Taylor
President and Principal Executive Officer

I-LEI/CST-PXY-1

AIM Sector Funds (Invesco Sector Funds)
AIM Equity Funds (Invesco Equity Funds)
11 Greenway Plaza, Suite 1000
Houston, Texas 77046
(800) 959-4246

NOTICE OF JOINT SPECIAL MEETING OF SHAREHOLDERS
To Be Held on April 24, 2013

A joint special meeting (the “Meeting”) of the shareholders of the series of AIM Sector Funds (Invesco Sector Funds) (“AIM Sector Funds”) and AIM Equity Funds (Invesco Equity Funds) (“AIM Equity Funds”) identified below will be held on April 24, 2013 at 3:00 p.m., Central time, at 11 Greenway Plaza, Suite 1000, Houston, Texas 77046 to vote on the following proposal:

To approve an Agreement and Plan of Reorganization between each “Target Fund” listed below and Invesco American Franchise Fund (the “Acquiring Fund”), a series of AIM Counselor Series Trust (Invesco Counselor Series Trust) (“AIM Counselor Series Trust”), providing for: (a) the acquisition of all of the assets and assumption of all of the liabilities of each Target Fund by the Acquiring Fund in exchange for shares of a corresponding class of the Acquiring Fund; (b) the distribution of such shares to the shareholders of the Target Fund; and (c) the liquidation and termination of the Target Fund (each, a “Reorganization” and collectively, the “Reorganizations”).

The Target Funds and the Acquiring Fund involved in each proposed Reorganization are:

Target Funds	Acquiring Fund

Invesco Leisure Fund (a series of AIM Sector Funds)	Invesco American Franchise Fund
Invesco Constellation Fund (a series of AIM Equity Funds)	(a series of AIM Counselor Series Trust)

Shareholders of record as of the close of business on January 24, 2013 are entitled to notice of, and to vote at, the Meeting or any adjournment of the Meeting. Shareholders of each Target Fund will vote separately on the proposal, and the proposal will be effected as to a particular Target Fund only if that Target Fund’s shareholders approve the proposal. Neither Reorganization is contingent upon shareholder approval of the other Reorganization.

The Boards of Trustees of AIM Sector Funds and AIM Equity Funds (the “Board”) request that you vote your shares by completing the enclosed proxy card and returning it in the enclosed postage paid return envelope, or by voting by telephone or via the internet using the instructions on the proxy card.

The Board recommends that you cast your vote FOR the above proposal as described in the Joint Proxy Statement/Prospectus.

Some shareholders hold shares in more than one Target Fund and may receive proxy cards or proxy materials for each such Target Fund. Please sign and promptly return the proxy card in the postage paid return envelope regardless of the number of shares owned.

Proxy card instructions may be revoked at any time before they are exercised by submitting a written notice of revocation or a subsequently executed proxy card or by attending the Meeting and voting in person.

Mr. Philip Taylor
President and Principal Executive Officer

February 28, 2013

AIM Sector Funds (Invesco Sector Funds)
AIM Equity Funds (Invesco Equity Funds)
AIM Counselor Series Trust (Invesco Counselor Series Trust)
11 Greenway Plaza, Suite 1000
Houston, Texas 77046
(800) 959-4246

JOINT PROXY STATEMENT/PROSPECTUS
February 28, 2013

Introduction

This Joint Proxy Statement/Prospectus contains information that shareholders of Invesco Leisure Fund (the “Leisure Fund”), a series of AIM Sector Funds (Invesco Sector Funds) (“AIM Sector Funds”), and Invesco Constellation Fund (the “Constellation Fund”), a series of AIM Equity Funds (Invesco Equity Funds) (“AIM Equity Funds”), should know before voting on the proposed reorganizations that are described herein, and should be retained for future reference. The Leisure Fund and the Constellation Fund are each referred to herein as a “Target Fund” and, together, as the “Target Funds.” This document is both the proxy statement of the Target Funds and also a prospectus for Invesco American Franchise Fund (the “Acquiring Fund”), which is a series of AIM Counselor Series Trust (Invesco Counselor Series Trust) (“AIM Counselor Series Trust”). Each Target Fund and the Acquiring Fund are a series of a registered open-end management investment company. The Target Funds and the Acquiring Fund collectively are referred to as the “Funds” and individually as a “Fund.” In addition, AIM Sector Funds, AIM Equity Funds and AIM Counselor Series Trust are each referred to herein as a “Trust” and, together, as the “Trusts.”

A joint special meeting of the shareholders of the Target Funds (the “Meeting”) will be held at 11 Greenway Plaza, Suite 1000, Houston, Texas 77046 on April 24, 2013 at 3:00 p.m., Central time. At the Meeting, shareholders of each Target Fund will be asked to consider the following proposal:

To approve an Agreement and Plan of Reorganization between each Target Fund and the Acquiring Fund, providing for: (a) the acquisition of all of the assets and assumption of all of the liabilities of each Target Fund by the Acquiring Fund in exchange for shares of a corresponding class of the Acquiring Fund; (b) the distribution of such shares of the corresponding class to the shareholders of the Target Fund; and (c) the liquidation and termination of the Target Fund (each, a “Reorganization” and collectively, the “Reorganizations”).

The total value of the Acquiring Fund shares of each class that shareholders will receive in a Reorganization will be the same as the total value of the shares of each corresponding class of the Target Fund that shareholders held immediately prior to the Reorganization. Each Reorganization is anticipated to be a tax-free transaction, meaning that shareholders should not be required to pay any federal income tax in connection with the Reorganization. No sales charges will be imposed in connection with the Reorganizations.

The Board of Trustees of each Trust (the “Board”) has fixed the close of business on January 24, 2013 as the record date (“Record Date”) for the determination of shareholders entitled to notice of and to vote at the Meeting and at any adjournment thereof. Shareholders of each Target Fund on the Record Date will be entitled to one vote for each share of the Target Fund held (and a proportionate fractional vote for each fractional share). This Joint Proxy Statement/Prospectus, the enclosed Notice of Joint Special Meeting of Shareholders and the enclosed proxy card will be mailed on or about February 28, 2013 to all shareholders eligible to vote on a Reorganization.

The Board has approved the Agreement and Plan of Reorganization and has determined that the Reorganization is in the best interests of each Target Fund and the Acquiring Fund and will not dilute the interests of the existing shareholders of a Target Fund or the Acquiring Fund. If shareholders of a Target Fund do not approve the Reorganization, the Board will consider what further action is appropriate for that Target Fund. Neither Reorganization is contingent upon shareholder approval of the other Reorganization.

This Joint Proxy Statement/Prospectus is being used in order to reduce the preparation, printing, handling and postage expenses that would result from the use of a separate proxy statement/prospectus for each Target Fund.

Additional information about the Funds is available in the:

•	Prospectuses for the Target Funds and the Acquiring Fund;

•	Annual and semi-annual reports to shareholders of the Target Funds and the Acquiring Fund; and

•	Statements of Additional Information (“SAIs”) for the Target Funds and the Acquiring Fund.

These documents are on file with the Securities and Exchange Commission (the “SEC”). The current prospectuses of the Target Funds are incorporated herein by reference and are legally deemed to be part of this Joint Proxy Statement/Prospectus. A copy of the current prospectus of the Acquiring Fund accompanies this Joint Proxy Statement/Prospectus and is incorporated herein by reference and is legally deemed to be part of this Joint Proxy Statement/Prospectus. The SAI to this Joint Proxy Statement/Prospectus, dated the same date as this Joint Proxy Statement/Prospectus, also is incorporated herein by reference and is legally deemed to be part of this Joint Proxy Statement/Prospectus. The Target Fund prospectuses, the most recent annual reports to shareholders, containing audited financial statements for the most recent fiscal year, and the most recent semi-annual reports to shareholders of the Target Funds have been previously mailed to shareholders and are available on the Funds’ website at www.invesco.com/us.

Copies of all of these documents are available upon request without charge by visiting or writing to the Target Funds, at 11 Greenway Plaza, Suite 1000, Houston, Texas 77046, or calling (800) 959-4246.

You also may view or obtain these documents from the SEC’s Public Reference Room, which is located at 100 F Street, N.E., Washington, D.C. 20549-1520, or from the SEC’s website at www.sec.gov. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at (202) 551-8090. You can also request copies of these materials, upon payment at the prescribed rates of the duplicating fee, by electronic request to the SEC’s e-mail address (publicinfo@sec.gov) or by writing the Public Reference Branch, Office of Consumer Affairs and Information Services, SEC, Washington, D.C. 20549-1520.

These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this Joint Proxy Statement/Prospectus. Any representation to the contrary is a criminal offense. An investment in the Funds is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. You may lose money by investing in the Funds.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this Joint Proxy Statement/Prospectus or related solicitation materials on file with the Securities and Exchange Commission, and you should not rely on such other information or representations.

i

PROPOSAL: TO APPROVE AN AGREEMENT AND PLAN OF REORGANIZATION

Shareholders of each Target Fund are being asked to consider and approve an Agreement and Plan of Reorganization (the “Agreement”) that will have the effect of reorganizing each Target Fund with and into the Acquiring Fund, as summarized below. The Agreement provides for (a) the acquisition of all of the assets and assumption of all of the liabilities of each Target Fund by the Acquiring Fund in exchange for shares of a corresponding class of the Acquiring Fund; (b) the distribution of such shares of the corresponding class to the shareholders of the Target Fund; and (c) the liquidation and termination of the Target Fund.

SUMMARY OF KEY INFORMATION

The following is a summary of certain information contained elsewhere in this Joint Proxy Statement/Prospectus, in the Agreement, and/or in the prospectuses and SAIs of the Funds. Shareholders should read the entire Joint Proxy Statement/Prospectus and the prospectus of the Acquiring Fund carefully for more complete information.

On what am I being asked to vote?

As a shareholder of a Target Fund, you are being asked to consider and vote to approve the Agreement under which the assets and liabilities of the Target Fund will be transferred to the Acquiring Fund.

If shareholders of a Target Fund approve the Agreement, shares of each class of the Target Fund will be exchanged for Acquiring Fund shares of the corresponding class of equal value, which will result in your holding shares of the Acquiring Fund equal to the value of your shares of the corresponding class of the Target Fund, and the Target Fund will be liquidated and terminated.

Has my Fund’s Board of Trustees approved the Reorganizations?

Yes. The Board has carefully reviewed the proposal and unanimously approved the Agreement and the Reorganizations. The Board recommends that shareholders of each Target Fund vote “FOR” the Agreement.

What are the reasons for the proposed Reorganizations?

Invesco Ltd. (“Invesco”), the indirect parent company of Invesco Advisers, Inc., the Funds’ investment adviser (“Invesco Advisers” or “Adviser”), is continually reviewing its product line to sharpen its offerings to investors. The Reorganizations proposed in this Joint Proxy Statement/Prospectus are a result of this review and are part of a larger group of reorganizations across Invesco’s mutual fund platform. The reorganizations are designed to put forth Invesco’s most compelling investment processes and strategies, reduce product overlap and create scale in the resulting funds.

In considering the Reorganizations and the Agreement, the Board considered these and other factors in concluding that the Reorganizations would be in the best interests of the Funds. The Board’s considerations are described in more detail in the “THE PROPOSED REORGANIZATIONS — Board Considerations in Approving the Reorganizations” section below.

What effect will a Reorganization have on me as a shareholder?

Immediately after a Reorganization, you will hold shares of a class of the Acquiring Fund that are equal in value to the shares of the corresponding class of the Target Fund that you held immediately prior to the closing of the Reorganization. The principal differences between the Target Funds and the Acquiring Fund are described in this Joint Proxy Statement/Prospectus. The prospectus of the Acquiring Fund that accompanies this Joint Proxy Statement/Prospectus contains additional information about the Acquiring Fund that you will hold shares of following the Reorganizations, if approved.

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How do the Funds’ investment objectives, principal investment strategies and risks compare?

The Acquiring Fund and the Target Funds have similar investment objectives, as described below. Each Fund’s investment objective is classified as non-fundamental, which means that it can be changed by the Board without shareholder approval, although there is no present intention to do so.

Investment Objectives

Target Funds	Acquiring Fund

Leisure Fund	American Franchise Fund
Long-term growth of capital.	Long-term capital appreciation.
Constellation Fund
Long-term growth of capital.

Investment Strategies

Constellation Fund

The principal investment strategies of the Acquiring Fund are similar to the principal investment strategies of the Constellation Fund, although the Acquiring Fund has a policy to invest, under normal conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of U.S. issuers at the time of investment, while the Constellation Fund does not have an 80% policy.

Leisure Fund

The Leisure Fund has a policy to invest, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of issuers engaged in the design, production and distribution of products and services related to leisure activities of individuals (leisure sector). In addition, the Leisure Fund has adopted a fundamental investment restriction to concentrate its investments in the securities of issuers engaged primarily in leisure-related industries. In contrast, the Acquiring Fund’s 80% policy permits investment in securities of any U.S. issuers and is not confined to investing in the leisure sector or any other market sector. As a result, the Acquiring Fund’s returns will be more representative of the U.S. market than the returns of the Leisure Fund, which focuses on only one sector of the market.

Risks

The risks of owning shares of the Acquiring Fund are similar to the risks of owning shares of the Target Funds, although the risks of the Funds are not exactly the same. Importantly, the Leisure Fund has a greater risk of volatility due to investing in a single market sector than the Acquiring Fund, which invests in multiple market sectors. The sections below entitled “ADDITIONAL INFORMATION ABOUT THE FUNDS — Comparison of Principal Investment Strategies” and “Comparison of the Principal Risks of Investing in the Funds” compare the principal investment strategies and risks of each Target Fund and the Acquiring Fund and highlight certain key differences.

How do the Funds’ expenses compare?

The tables below provide a summary comparison of the expenses of each Target Fund and the Acquiring Fund, as well as estimated expenses on a pro forma basis giving effect to the proposed Reorganizations. The pro forma expense ratios show projected estimated expenses but actual expenses may be greater or less than those shown. Neither Reorganization is contingent upon shareholder approval of the other Reorganization.

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Expense Tables and Expense Examples*

	Current
				Acquiring		Combined Pro Forma
				Fund		Target Funds
				Invesco		+ Acquiring Fund
	Target Funds			American		(assumes both
			Constellation	Franchise		Reorganizations
	Leisure Fund	Leisure Fund	Fund	Fund		are completed)
	Class A	Investor Class(1)	Class A	Class A		Class A

Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	5.50%	5.50%		5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	None	None	None		None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%	0.75%	0.64%	0.61%		0.59%
Distribution and Service (12b-1) Fees	0.25%	0.25%	0.25%	0.25%		0.25%
Other Expenses	0.34%	0.34%	0.40%	0.32%		0.34%

Total Annual Fund Operating Expenses	1.34%	1.34%	1.29%	1.18	%(2)	1.18%+

	Current
			Acquiring		Combined Pro Forma
			Fund		Target Funds
			Invesco		+ Acquiring Fund
	Target Funds		American		(assumes both
		Constellation	Franchise		Reorganizations
	Leisure Fund	Fund	Fund		are completed)
	Class B	Class B	Class B		Class B

Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None		None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	5.00%	5.00%	5.00%		5.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%	0.64%	0.61%		0.59%
Distribution and Service (12b-1) Fees	1.00%	1.00%	0.25	%(3)	0.25	%(3)
Other Expenses	0.34%	0.40%	0.32%		0.34%

Total Annual Fund Operating Expenses	2.09%	2.04%	1.18	%(2)	1.18	%+

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	Current
			Acquiring		Combined Pro Forma
			Fund		Target Funds
			Invesco		+ Acquiring Fund
	Target Funds		American		(assumes both
		Constellation	Franchise		Reorganizations
	Leisure Fund	Fund	Fund		are completed)
	Class C	Class C	Class C		Class C

Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None		None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	1.00%	1.00%	1.00%		1.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%	0.64%	0.61%		0.59%
Distribution and Service (12b-1) Fees	1.00%	1.00%	1.00%		1.00%
Other Expenses	0.34%	0.40%	0.32%		0.34%

Total Annual Fund Operating Expenses	2.09%	2.04%	1.93	%(2)	1.93%+

Current
			Acquiring		Combined Pro Forma
			Fund		Target Funds
			Invesco		+ Acquiring Fund
	Target Funds		American		(assumes both
		Constellation	Franchise		Reorganizations
	Leisure Fund	Fund	Fund		are completed)
	Class R	Class R	Class R		Class R

Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None		None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	None	None		None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%	0.64%	0.61%		0.59%
Distribution and Service (12b-1) Fees	0.50%	0.50%	0.50%		0.50%
Other Expenses	0.34%	0.40%	0.32%		0.34%

Total Annual Fund Operating Expenses	1.59%	1.54%	1.43	%(2)	1.43%+

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Current
			Acquiring		Combined Pro Forma
			Fund		Target Funds
			Invesco		+ Acquiring Fund
	Target Funds		American		(assumes both
		Constellation	Franchise		Reorganizations
	Leisure Fund	Fund	Fund		are completed)
	Class Y	Class Y	Class Y		Class Y

Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None		None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	None	None		None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%	0.64%	0.61%		0.59%
Distribution and Service (12b-1) Fees	None	None	None		None
Other Expenses	0.34%	0.40%	0.32%		0.34%

Total Annual Fund Operating Expenses	1.09%	1.04%	0.93	%(2)	0.93%+

Current
			Acquiring	Combined Pro Forma
			Fund	Target Funds
			Invesco	+ Acquiring Fund
	Target Funds		American	(assumes both
		Constellation	Franchise	Reorganizations
	Leisure Fund	Fund	Fund	are completed)
	N/A	Class R5	Class R5	Class R5

Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	N/A	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	N/A	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	N/A	0.64%	0.61%	0.59%
Distribution and Service (12b-1) Fees	N/A	None	None	None
Other Expenses	N/A	0.16%	0.08%	0.08%

Total Annual Fund Operating Expenses	N/A	0.80%	0.69%	0.67%+

*	Expense ratios reflect annual fund operating expenses for the fiscal year (disclosed in the Funds’ current prospectuses) of the Leisure Fund (April 30, 2012), the Constellation Fund (October 31, 2012) and the Acquiring Fund (August 31, 2012). Pro forma numbers are estimated as if the Reorganizations had been completed as of September 1, 2011 and do not include the estimated costs of the Reorganizations. The estimated Reorganization costs that the Leisure Fund will bear are $170,000 and the Constellation Fund are $1,570,000. Invesco Advisers estimates that shareholders will recoup these costs through reduced direct expenses in 4 months or less for the Leisure Fund and 7 months or less for the Constellation Fund. The

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total costs of the Reorganizations to be paid by the Acquiring Fund is estimated to be $30,000 for each Reorganization. Invesco Advisers will bear the Reorganization costs of the Acquiring Fund. For more information on the costs of the Reorganizations to be borne by the Funds, see “THE PROPOSED REORGANIZATIONS — Costs of the Reorganizations” below.

+	If the Reorganization with the Constellation Fund is the only Reorganization to close, the Combined Pro Forma Total Annual Fund Operating Expenses would increase for each share class by one basis point as compared to the amount shown in the table. If the Reorganization with the Leisure Fund is the only Reorganization to close, then the Combined Pro Forma would be the Acquiring Fund rate.

(1)	Investor Class shareholders of the Leisure Fund will be issued Class A shares of the Acquiring Fund as part of its Reorganization. Investor Class shareholders who receive Class A shares of the Acquiring Fund will be eligible to purchase additional Class A shares without paying an initial sales charge so long as the shares are held in the same account at the same financial intermediary as at the time of Closing.

(2)	Invesco Advisers, Inc. has contractually agreed through June 30, 2013, to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Class A, Class B (after 12b-1 fee limit), Class C, Class R and Class Y shares to 1.05%, 1.22%, 1.80%, 1.30% and 0.80%, respectively, of average daily net assets. The expense limit will terminate on June 30, 2013.

(3)	Reflects actual 12b-1 fees currently paid under the Acquiring Fund’s 12b-1 Plan. Maximum 12b-1 fees payable under the Plan are 1.00%.

Expense Example

This Example is intended to help you compare the costs of investing in different classes of a Target Fund and the Acquiring Fund with the cost of investing in other mutual funds. Pro forma combined costs of investing in different classes of the Acquiring Fund after giving effect to the Reorganization of the corresponding Target Fund into the Acquiring Fund are also provided. All costs are based upon the information set forth in the Fee Tables above.

The Example assumes that you invest $10,000 for the time periods indicated and shows the expenses that you would pay if you redeem all of your shares at the end of those time periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

	One	Three	Five	Ten
Fund/Class	Year	Years	Years	Years

Leisure Fund (Target Fund) — Class A	$679	$951	$1,244	$2,074
Leisure Fund (Target Fund) — Investor Class(1)	$136	$425	$734	$1,613
Constellation Fund (Target Fund) — Class A	$674	$936	$1,219	$2,021
Invesco American Franchise Fund (Acquiring Fund) — Class A	$664	$904	$1,163	$1,903
Combined Pro forma Target Funds + Acquiring Fund — Class A (assuming both Reorganizations are completed)	$664	$904	$1,163	$1,903
Leisure Fund (Target Fund) — Class B	$712	$955	$1,324	$2,229
Leisure Fund (Target Fund) — Class B (if you did not redeem your shares)	$212	$655	$1,124	$2,229
Constellation Fund (Target Fund) — Class B	$707	$940	$1,298	$2,176
Constellation Fund (Target Fund) — Class B (if you did not redeem your shares)	$207	$640	$1,098	$2,176
Invesco American Franchise Fund (Acquiring Fund) — Class B	$620	$675	$849	$1,432
Invesco American Franchise Fund (Acquiring Fund) — Class B (if you did not redeem your shares)	$120	$375	$649	$1,432
Combined Pro forma Target Funds + Acquiring Fund — Class B (assuming both Reorganizations are completed)	$620	$675	$849	$1,432

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	One	Three	Five	Ten
Fund/Class	Year	Years	Years	Years

Combined Pro forma Target Funds + Acquiring Fund — Class B (assuming both Reorganizations are completed) (if you did not redeem your shares)	$120	$375	$649	$1,432
Leisure Fund (Target Fund) — Class C	$312	$655	$1,124	$2,421
Leisure Fund (Target Fund) — Class C (if you did not redeem your shares)	$212	$655	$1,124	$2,421
Constellation Fund (Target Fund) — Class C	$307	$640	$1,098	$2,369
Constellation Fund (Target Fund) — Class C (if you did not redeem your shares)	$207	$640	$1,098	$2,369
Invesco American Franchise Fund (Acquiring Fund) — Class C	$296	$606	$1,042	$2,254
Invesco American Franchise Fund (Acquiring Fund) — Class C (if you did not redeem your shares)	$196	$606	$1,042	$2,254
Combined Pro forma Target Funds + Acquiring Fund — Class C (assuming both Reorganizations are completed)	$296	$606	$1,042	$2,254
Combined Pro forma Target Funds + Acquiring Fund — Class C (assuming both Reorganizations are completed) (if you did not redeem your shares)	$196	$606	$1,042	$2,254
Leisure Fund (Target Fund) — Class R	$162	$502	$866	$1,889
Constellation Fund (Target Fund) — Class R	$157	$486	$839	$1,834
Invesco American Franchise Fund (Acquiring Fund) — Class R	$146	$452	$782	$1,713
Combined Pro forma Target Funds + Acquiring Fund — Class R (assuming both Reorganizations are completed)	$146	$452	$782	$1,713
Leisure Fund (Target Fund) — Class Y	$111	$347	$601	$1,329
Constellation Fund (Target Fund) — Class Y	$106	$331	$574	$1,271
Invesco American Franchise Fund (Acquiring Fund) — Class Y	$95	$296	$515	$1,143
Combined Pro forma Target Funds + Acquiring Fund — Class Y (assuming both Reorganizations are completed)	$95	$296	$515	$1,143
Constellation Fund (Target Fund) — Class R5	$82	$255	$444	$990
Invesco American Franchise Fund (Acquiring Fund) — Class R5	$70	$221	$384	$859
Combined Pro forma Target Funds + Acquiring Fund — Class R5 (assuming both Reorganizations are completed)	$68	$214	$373	$835

(1)	Investor Class shareholders will be issued Class A shares as part of the Reorganization.

The Example is not a representation of past or future expenses. Each Fund’s actual expenses, and an investor’s direct and indirect expenses, may be more or less than those shown. The table and the assumption in the Example of a 5% annual return are required by regulations of the SEC applicable to all mutual funds. The 5% annual return is not a prediction of and does not represent the Funds’ projected or actual performance.

For further discussion regarding the Board’s consideration of the fees and expenses of the Funds in approving the Reorganizations, see the section entitled “THE PROPOSED REORGANIZATIONS — Board Considerations in Approving the Reorganizations” in this Joint Proxy Statement/Prospectus.

Portfolio Turnover

Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the examples, affect each Fund’s performance.

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During the fiscal year ended August 31, 2012, the Acquiring Fund’s portfolio turnover rate was 96% of the average value of the portfolio. During the fiscal year ended October 31, 2012, the Constellation Fund’s portfolio turnover rate was 95% of the average value of the portfolio. During the fiscal year ended April 30, 2012, the Leisure Fund’s portfolio turnover rate was 78% of the average value of the portfolio.

How do the performance records of the Funds compare?

The performance history of each Fund for certain periods as of December 31, 2012 is shown below. The returns below may not be indicative of a Fund’s future performance. The table below compares the performance history of the Acquiring Fund’s oldest share class, Class A, to the performance history of the comparable class of each Target Fund. Since inception performance is only provided for share classes with less than 10 years of performance history. Other classes of shares that are not presented would have had substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns will differ only to the extent that the classes do not have the same expenses. The prospectuses for the Funds contain additional performance information under the headings “Performance Information” and “Financial Highlights.” Additional performance information and a discussion of performance are also included in each Fund’s most recent annual report to shareholders.

			10 Years or
Average Annual Total Returns*	1 Year	5 Years	Since Inception**

Invesco American Franchise Fund (Acquiring Fund) — Class A (inception date: 6/23/2005)(1)
Return Before Taxes	6.97%	2.65%	4.26%
Return After Taxes on Distributions	6.96%	2.52%	3.98%
Return After Taxes on Distributions and Sale of Fund Shares	4.53%	2.24%	3.64%
Leisure Fund (Target Fund) — Class A (inception date: 3/28/2002)
Return Before Taxes	19.24%	0.98%	6.57%
Return After Taxes on Distributions	17.06%	0.13%	5.68%
Return After Taxes on Distributions and Sale of Fund Shares	15.25%	0.65%	5.60%
Constellation Fund (Target Fund) — Class A (inception date: 4/30/1976)
Return Before Taxes	6.06%	−5.00%	3.17%
Return After Taxes on Distributions	6.06%	−5.01%	3.17%
Return After Taxes on Distributions and Sale of Fund Shares	3.94%	−4.18%	2.75%

*	The above total return figures reflect the maximum front-end sales charge (load) of 5.50% applicable to Class A shares.

**	Since inception is provided if less than 10 years.

(1)	The returns shown for periods prior to June 1, 2010 are those of the Class A shares of a predecessor fund that was advised by Van Kampen Asset Management and was reorganized into the Acquiring Fund on June 1, 2010. The returns shown for periods after June 1, 2010 are those of the Acquiring Fund. The returns of the Acquiring Fund are different from the predecessor fund as they had different expenses and sales charges.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

How do the management, investment adviser and other service providers of the Funds compare?

Each Fund is overseen by the same Board members and officers. In addition, Invesco Advisers, a registered investment adviser, serves as primary investment adviser for each Fund pursuant to an investment advisory agreement that contains identical terms (except for fees) for each Fund. The Acquiring Fund has a

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higher management fee at certain asset levels than the contractual advisory fees of each of the Target Funds. Invesco Advisers is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. Invesco Advisers has acted as an investment adviser since its organization in 1976. As of November 30, 2012, Invesco Advisers had $370 billion under management. Invesco Advisers is an indirect, wholly owned subsidiary of Invesco.

The advisory agreement applicable to the Funds provides that Invesco Advisers may delegate any and all of its rights, duties and obligations to one or more wholly owned affiliates of Invesco as sub-advisers (the “Invesco Sub-Advisers”). Pursuant to Master Intergroup Sub-Advisory Contracts, the Invesco Sub-Advisers may be appointed by Invesco Advisers from time to time to provide discretionary investment management services, investment advice, and/or order execution services to a Fund. The Invesco Sub-Advisers, each of which is an indirect, wholly owned subsidiary of Invesco and a registered investment adviser under the Investment Advisers Act of 1940, are:

•	Invesco Asset Management Deutschland GmbH;

•	Invesco Asset Management Limited;

•	Invesco Australia Limited;

•	Invesco Canada Ltd.;

•	Invesco Hong Kong Limited;

•	Invesco Asset Management (Japan) Limited; and

•	Invesco Senior Secured Management, Inc.

Other key service providers to the Target Funds, including the administrator, transfer agent, custodian, distributor and auditor, provide the same or substantially similar services to the Acquiring Fund. The Acquiring Fund’s prospectus and SAI describe the services and other arrangements with these service providers.

How do the Funds’ purchase and redemption procedures and exchange policies compare?

The purchase and redemption procedures and exchange policies for each class of the Target Funds are the same as those of the corresponding class of the Acquiring Fund.

How do the Funds’ sales charges and distribution arrangements compare?

Except for Investor Class shares of the Leisure Fund, the sales charges and sales charge exemptions for each class of the Target Funds are the same as those of the corresponding class of the Acquiring Fund. Shareholders who own Investor Class shares of the Leisure Fund will receive Class A shares of the Acquiring Fund upon consummation of its Reorganization. Class A shares are sold with either a front end sales charge or, for purchases of $1 million or more, a contingent deferred sales charge if redeemed prior to 18 months after the date of purchase, unless the investor qualifies for an available exemption. Investor Class shares are sold without a front end sales charge or contingent deferred sales charge. Class A shares received by Investor Class shareholders of the Leisure Fund in a Reorganization will not be subject to a front end sales charge or contingent deferred sales charge. For more information on the sales charges and distribution and shareholder servicing arrangements of the Funds, see the section entitled “ADDITIONAL INFORMATION ABOUT THE FUNDS — Comparison of Share Classes and Distribution Arrangements.”

Will the Acquiring Fund have different portfolio managers than a corresponding Target Fund?

The portfolio management teams of the Leisure Fund and the Acquiring Fund will be different. The portfolio management team of the Constellation Fund is the same as the portfolio management team for the Acquiring Fund. The Acquiring Fund prospectus that accompanies this Joint Proxy Statement/Prospectus provides biographical information about the key individuals that comprise the portfolio management team for the Acquiring Fund.

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Will there be any tax consequences resulting from the proposal?

Each Reorganization is designed to qualify as a tax-free reorganization for federal income tax purposes and the Target Funds anticipate receiving a legal opinion to that effect although there can be no assurance that the Internal Revenue Service (“IRS”) will adopt a similar position. This means that the shareholders of each Target Fund will recognize no gain or loss for federal income tax purposes upon the exchange of all of their shares in such Target Fund for shares in the Acquiring Fund. Shareholders should consult their tax adviser about state and local tax consequences of the Reorganizations, if any, because the information about tax consequences in this Joint Proxy Statement/Prospectus relates only to the federal income tax consequences of the Reorganizations.

A large portion of the Leisure Fund’s portfolio assets will be sold in connection with its Reorganization as distinct from normal portfolio turnover. Such repositioning of the Leisure Fund’s portfolio assets may occur before or after the Closing of its Reorganization. Based on net unrealized appreciation in portfolio investments on a tax basis at October 31, 2012, the Leisure Fund would realize approximately $42.7 million of net capital gains ($4.70 per share; 12.0% of NAV), assuming that 55% of its portfolio investments are sold on a pro-rata basis. The Leisure Fund will also incur transaction costs, such as commissions, due to the repositioning of the portfolio. Invesco believes that these portfolio transaction costs will total approximately $890,546 ($0.10 per share). A further discussion of the potential tax impact of such sales of portfolio assets is included under “The Proposed Reorganizations — Federal Income Tax Considerations” in this Joint Proxy Statement/Prospectus.

When are the Reorganizations expected to occur?

If shareholders of a Target Fund approve a Reorganization, it is anticipated that such Reorganization will occur on or around July 15, 2013.

How do I vote on a Reorganization?

There are several ways you can vote your shares, including in person at the Meeting, by mail, by telephone or via the Internet. The proxy card that accompanies this Joint Proxy Statement/Prospectus provides detailed instructions on how you may vote your shares. If you properly fill in and sign your proxy card and send it to us in time to vote at the Meeting, your “proxy” (the individuals named on your proxy card) will vote your shares as you have directed. If you sign your proxy card but do not make specific choices, your proxy will vote your shares FOR the proposal, as recommended by the Board, and in their best judgment on other matters.

What will happen if shareholders of a Target Fund do not approve a Reorganization?

If the shareholders of a Target Fund do not approve a Reorganization, the Target Fund’s Board will consider other possible courses of action for such Target Fund, including continuing to operate as a stand-alone fund. The consummation of one Reorganization is not conditioned upon the consummation of the other Reorganization.

What if I do not wish to participate in a Reorganization?

If you do not wish to have your shares of your Target Fund exchanged for shares of the Acquiring Fund as part of a Reorganization that is approved by shareholders, you may redeem your shares prior to the consummation of the Reorganization. If you redeem your shares, you will incur any applicable deferred sales charge and if you hold shares in a taxable account, you will recognize a taxable gain or loss based on the difference between your tax basis in the shares and the amount you receive for them.

Why are you sending me the Joint Proxy Statement/Prospectus?

You are receiving this Joint Proxy Statement/Prospectus because you own shares in one or more Target Funds as of the Record Date and have the right to vote on the very important proposal described herein concerning your Target Fund. This Joint Proxy Statement/Prospectus contains information that shareholders of

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the Target Funds should know before voting on the proposed Reorganizations. This document is both a proxy statement of the Target Funds and a prospectus for the Acquiring Fund.

Where can I find more information about the Funds and the Reorganizations?

Additional information about the Funds can be found in their respective prospectuses and SAIs. The remainder of this Joint Proxy Statement/Prospectus contains additional information about the Reorganizations. You are encouraged to read the entire document. If you need any assistance, or have any questions regarding the Reorganizations or how to vote, please call Invesco Client Services at (800) 959-4246.

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ADDITIONAL INFORMATION ABOUT THE FUNDS

Comparison of Principal Investment Strategies

The following section compares the principal investment strategies of each Target Fund with the principal investment strategies of the Acquiring Fund and highlights any key differences. In addition to the principal investment strategies described below, each Fund is also subject to certain additional investment policies and limitations, which are described in each Fund’s prospectus and SAI. The cover page of this Joint Proxy Statement/Prospectus describes how you can obtain copies of these documents. A comparison of the principal risks associated with the Funds’ investment strategies is described below under “Comparison of Principal Risks of Investing in the Funds.”

Leisure Fund

Each Fund invests primarily in equity securities; however, the Leisure Fund has adopted a fundamental investment restriction to concentrate its investments in the securities of issuers engaged primarily in leisure-related industries. The Acquiring Fund does not concentrate its investments in the securities of issuers primarily engaged in the same industry.

The Acquiring Fund invests, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of U.S. issuers at the time of investment. The Acquiring Fund deems an issuer to be a U.S. issuer if (i) its principal securities trading market (i.e., a U.S. stock exchange, NASDAQ or over-the-counter markets) is in the U.S.; (ii) alone or on a consolidated basis it derives 50% or more of its annual revenue from either goods produced, sales made or services performed in the U.S.; or (iii) it is organized under the laws of, or has a principal office in the U.S. At the Acquiring Fund’s last fiscal year end, the Fund had over 80% of its assets invested in the following market sectors: information technology, consumer discretionary, health care, industrials and energy.

The Leisure Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of issuers engaged in the design, production and distribution of products and services related to leisure activities of individuals (leisure sector). The Leisure Fund considers an issuer to be doing business in the leisure sector if it meets at least one of the following tests: (1) at least 50% of its gross income or its net sales come from products or services related to leisure activities of individuals; (2) at least 50% of its total assets are devoted to producing revenues through products or services related to leisure activities of individuals; or (3) based on other available information, the portfolio managers determine that its primary business is in products or services related to leisure activities of individuals. Issuers in the leisure sector generally include companies operating in the following industries: hotel, gaming, publishing, advertising, beverage, audio/video, broadcasting-radio/television, cable and satellite, motion picture, recreation services and entertainment, retail and toy.

In complying with its 80% investment requirement, the Leisure Fund may include synthetic securities that have economic characteristics similar to the Leisure Fund’s direct investments that are counted toward the 80% investment requirement.

The Acquiring Fund focuses on large capitalization companies but may also invest in mid-capitalization companies, while the Leisure Fund may invest in issuers of all market capitalizations.

Each Fund may invest a limited amount of its assets in foreign securities, although in different amounts. The Acquiring Fund may invest up to 20% of its total assets in foreign securities, and the Leisure Fund may invest up to 25% of its total assets in foreign securities.

In addition, the Leisure Fund may invest in initial public offerings (IPOs) of securities. The Acquiring Fund does not include investments in IPOs as part of its principal investment strategies.

The Acquiring Fund utilizes a bottom-up stock selection process that emphasizes fundamental research, and to a lesser extent, includes quantitative analysis. The Leisure Fund uses a more top-down investment

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approach that takes into consideration macroeconomic and industry trends. Both Funds use quantitative screens to identify attractive security candidates, which are further refined by fundamental analysis.

The Acquiring Fund considers selling a particular security when a company hits Invesco Adviser’s price target, a company’s fundamentals deteriorate, or the catalysts for growth are no longer present or reflected in the stock price. The Leisure Fund considers selling a security when a more attractive investment opportunity is identified, the valuation reaches the portfolio managers’ target price, a change in fundamentals occur, or a security’s technical profile indicates negative underlying information which is further determined to have violated a fundamental investment thesis.

The Leisure Fund and the Acquiring Fund use different indexes as guides in comparing style specific performance. The Acquiring Fund compares its performance to the Russell 1000 Growth® Index and the Leisure Fund to the S&P 500® Consumer Discretionary Index.

Constellation Fund

The investment strategies of the Acquiring Fund and the Constellation Fund are similar. Each Fund invests primarily in equity securities. The Acquiring Fund invests, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of U.S. issuers at the time of investment. The Acquiring Fund deems an issuer to be a U.S. issuer if (i) its principal securities trading market (i.e., a U.S. stock exchange, NASDAQ or over-the-counter markets) is in the U.S.; (ii) alone or on a consolidated basis it derives 50% or more of its annual revenue from either goods produced, sales made or services performed in the U.S.; or (iii) it is organized under the laws of, or has a principal office in the U.S. The Constellation Fund does not have an 80% investment policy.

The Acquiring Fund focuses on large capitalization companies but may also invest in mid-capitalization companies, while the Constellation Fund may invest in issuers of all market capitalizations. Each Fund may invest a limited amount of its assets in foreign securities, although in different amounts. The Acquiring Fund may invest up to 20% of its total assets in foreign securities, and the Constellation Fund may invest up to 25% of its total assets in foreign securities.

The Acquiring Fund and the Constellation Fund each have similar investment processes that are designed to seek returns in excess of the Fund’s benchmark and that emphasize fundamental research, and to a lesser extent, quantitative analysis. The Acquiring Fund and the Constellation Fund consider selling a particular security when a company hits Invesco Adviser’s price target, a company’s fundamentals deteriorate, or the catalysts for growth are no longer present or reflected in the stock price.

The Acquiring Fund and the Constellation Fund each use the Russell 1000 Growth® Index as a guide in comparing the Fund’s style specific performance.

Comparison of Principal Risks of Investing in the Funds

The table below describes the principal risks that may affect each Fund’s investment portfolio. The principal risks of the Target Funds and the Acquiring Fund are similar. For more information on the risks associated with the Acquiring Fund, see the “Investment Strategies and Risks” section of the Acquiring Fund’s SAI.

Principal Risk	Funds Subject to Risk
Foreign Risks.  The risks of investing in securities of foreign issuers can include fluctuations in foreign currencies, foreign currency exchange controls, political and economic instability, differences in financial reporting, differences in securities regulation and trading, and foreign taxation issues.
All Funds
Growth Investing Risk.  Growth stocks can perform differently from the market as a whole. Growth stocks tend to be more expensive relative to their earnings or assets compared with other types of stock. As a result they tend to be more sensitive to changes in their earnings and can be more volatile.
All Funds

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Principal Risk	Funds Subject to Risk
Initial Public Offerings Risk.  The prices of initial public offering securities fluctuate more than prices of equity securities of companies with longer trading histories. In addition, companies offering securities in initial public offerings may have less experienced management or limited operating histories. There can be no assurance that the Fund will have favorable initial public offering investment opportunities.
Leisure Fund
Leisure Industry Risk.  The leisure sector depends on consumer discretionary spending, which generally falls during economic downturns. Securities of gambling casinos are often subject to high price volatility and are considered speculative. Securities of companies that make video and electronic games may be affected by the games’ risk of rapid obsolescence.
Leisure Fund
Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.	All Funds
Market Risk.  The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.
All Funds
Medium-Sized Companies Risk.  The securities of medium-sized companies may be subject to more abrupt or erratic market movements than securities of larger-sized companies or the market averages in general. In addition, such companies typically are subject to a greater degree of change in earnings and business prospects than are larger companies. Thus, to the extent the Fund invests in medium-sized companies, the Fund may be subject to greater investment risk than that assumed through investment in the equity securities of larger-sized companies.
Acquiring Fund Leisure Fund
Sector Fund Risk.  The Fund’s investments are concentrated in a comparatively narrow segment of the economy. This means that the Fund’s investment concentration in the sector is higher than most mutual funds and the broad securities market. Consequently, the Fund may be more volatile than other mutual funds, and consequently the value of an investment in the Fund may tend to rise and fall more rapidly.
Leisure Fund
Synthetic Securities Risk.  Fluctuations in the values of synthetic securities may not correlate perfectly with the instruments they are designed to replicate. Synthetic securities may be subject to interest rate changes, market price fluctuations, counterparty risk and liquidity risk.
Leisure Fund

Comparison of Fundamental and Non-Fundamental Investment Restrictions

Each Fund has adopted fundamental investment restrictions concerning, among other things, diversification of the Fund’s investment portfolio, concentration in particular industries, borrowing and loaning money, and investing in real estate and commodities. In addition, the Leisure Fund has adopted a fundamental investment restriction to concentrate its investments in the securities of issuers engaged primarily in leisure-related industries. The Acquiring Fund does not concentrate its investments in the securities of issuers primarily engaged in the same industry. The fundamental investment restrictions of the Constellation Fund and those of the Acquiring Fund are the same. Fundamental investment restrictions of a Fund cannot be changed without shareholder approval.

The non-fundamental investment restrictions of the Target Funds and the Acquiring Fund are also the same, except that the Leisure Fund has non-fundamental investment restrictions relating to concentration (in connection with its fundamental investment restriction noted above) and requiring the Leisure Fund to invest, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of issuers that are engaged in the design, production and distribution of products and services related to leisure activities of individuals. The Acquiring Fund also has a non-fundamental investment restriction requiring the Acquiring Fund to invest, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of U.S. issuers at the time of investment. The Constellation Fund does not have a non-fundamental investment restriction requiring a minimum investment of

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its assets in any particular security. Non-fundamental investment restrictions of a Fund can be changed by a Fund’s Board.

The Target Funds and the Acquiring Fund may be subject to other investment restrictions that are not identified above. A full description of each Target Fund’s and the Acquiring Fund’s investment policies and restrictions may be found in its respective SAI.

Comparison of Share Classes and Distribution Arrangements

Shares of each class of a Target Fund will be exchanged for shares of a specific class of the Acquiring Fund. The following sub-sections identify the Acquiring Fund share class that corresponds with each Target Fund share class as well as the different distribution arrangements among the various share classes.

Class Structure.  Each Fund offers multiple share classes. Each such class offers a distinct structure of sales charges, distribution and/or service fees, and reductions and waivers thereto, which are designed to address a variety of shareholder servicing needs. In addition, some share classes have certain eligibility requirements that must be met to invest in that class of shares. The eligibility requirements are the same for each Fund and are described in the Funds’ prospectuses.

The share classes offered by the Target Funds and the corresponding share classes of the Acquiring Fund that Target Fund shareholders will receive in connection with a Reorganization are as follows:

Target Fund	Acquiring Fund
Share Classes	Share Classes

Leisure Fund
Class A	Class A
Class B	Class B
Class C	Class C
Class R	Class R
Class Y	Class Y
Investor Class	Class A
Constellation Fund
Class A	Class A
Class B	Class B
Class C	Class C
Class R	Class R
Class R5	Class R5
Class Y	Class Y

None of the Funds currently offers Class B shares to new investors. Existing investors of a Target Fund that owned Class B shares before their closure will continue to receive reinvested dividends in the form of new Class B shares but may no longer add to their existing positions in Class B shares. Shareholders who receive Class B shares of the Acquiring Fund in connection with a Reorganization may continue to hold those shares and reinvest dividends until the scheduled conversion date of the Class B shares to Class A shares but may not purchase new Class B shares.

Sales Charges.  The sales charge schedules of each share class of each Target Fund are substantially similar to the sales charge schedule of the corresponding share classes of the Acquiring Fund. Class A shares of each Fund are sold with an initial sales charge that ranges from 5.50% to zero depending on the amount of your investment. Class C shares of each Fund are sold with a contingent deferred sales charge that may be imposed when the shares are sold. Class A shares may also be subject to a contingent deferred sales charge on purchases of $1 million or more if redeemed prior to 18 months after the date of purchase. Each Fund offers reductions and waivers of the initial sales charge and contingent deferred sales charge to certain eligible investors or under certain circumstances, which are substantially similar between the Funds. Class R shares of each Fund are sold without any initial sales charge and Invesco Distributors, Inc. (“IDI”) may make payments to the dealers of record of 0.75% of the first $5 million plus 0.50% of amounts in excess of $5 million. Class R5 shares of the Constellation Fund and Acquiring Fund, and Class Y shares of each Fund are sold without any initial sales charge or contingent deferred sales charge. Investor Class shares of the Leisure Fund

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are sold without any initial sales charge or contingent deferred sales charge, and Leisure Fund shareholders who hold Investor Class will receive Class A shares of the Acquiring Fund as part of its Reorganization. Asset based sales charges or service fees under one or more plans adopted by the Board are described in the following section. The Funds’ prospectuses and statements of additional information describe the principal sales charge schedules and applicable waivers and exemptions of each share class.

You will not pay an initial sales charge on Acquiring Fund Class A shares that you receive in connection with a Reorganization. In addition, the exchange of Class A shares, Class B shares or Class C shares of a Target Fund for corresponding classes of the Acquiring Fund at the consummation of a Reorganization will not result in the imposition of any contingent deferred sales charge that applies to those share classes. Upon consummation of a Reorganization, former Target Fund shareholders of Class A shares, Class B shares or Class C shares will be credited for the period of time from their original date of purchase of the Target Fund Class A shares, Class B shares or Class C shares for purposes of determining the amount of any contingent deferred sales charge that may be due upon subsequent redemption, if any. In addition, the contingent deferred sales charge schedule that applies to the Class B shares of a Target Fund that you own will continue to apply to the Class B shares of the Acquiring Fund that you receive in a Reorganization. The Acquiring Fund initial sales charges for Class A shares and deferred sales charges that apply to Class A shares and Class C shares will apply to any Class A shares or Class C shares of the Acquiring Fund purchased after a Reorganization, unless you are eligible for a reduction or waiver of the initial sales charge or contingent deferred sales charge. Investor Class shareholders of the Leisure Fund who receive Class A shares of the Acquiring Fund will be eligible to purchase additional Class A shares without paying an initial sales charge so long as the shares are held in the same account at the same financial intermediary as at the time of Closing.

Distribution Fees.  The Funds have adopted distribution plans and service plans (together, the “Distribution Plans”) pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), with respect to each of their Class A, Class B, Class C, Class R and Investor Class shares, as applicable. Class R5 and Class Y shares of the Funds, as applicable, are not subject to the Distribution Plans.

Pursuant to the Distribution Plans, each Target Fund is authorized to make payments to IDI, the Funds’ principal underwriter, in connection with the distribution of Target Fund shares and providing shareholder services at the annual rate of 0.25% of each Target Fund’s average daily net assets attributable to Class A and Investor Class shares, as applicable, at the annual rate of 1.00% of each Target Fund’s average daily net assets attributable to Class B and Class C shares and at the annual rate of 0.50% of each Target Fund’s average daily net assets attributable to Class R shares. This type of Distribution Plan is sometimes referred to as a “compensation-type” plan because the underwriter is compensated at a fixed rate, regardless of its actual distribution and service-related expenditures.

The Distribution Plans for the Acquiring Fund and the Target Funds are similar except that IDI may be reimbursed from the Acquiring Fund only up to the amount it has spent on activities or expenses primarily intended to result in the sale of shares or servicing of shareholders, up to the same limits as the Target Funds’ Distribution Plans (i.e., up to 0.25% for Class A shares, up to 1.00% for Class B and Class C shares and up to 0.50% for Class R shares). This type of Distribution Plan is sometimes referred to as a “reimbursement-type” plan because the underwriter is only entitled to be reimbursed for its plan-related expenses. Thus, it is possible that under the Target Funds’ “compensation-type” Distribution Plans the underwriter could, in practice, receive payments in excess of the amounts actually paid under the Acquiring Fund’s “reimbursement” type Distribution Plan.

The fee tables under the “SUMMARY OF KEY INFORMATION — How do the Funds’ expenses compare” section of this Joint Proxy Statement/Prospectus describe the fees paid under each Fund’s Distribution Plan for a recent period as well as an estimate of the fees to be paid under the Acquiring Fund’s Distribution Plan following the Reorganizations.

Comparison of Purchase and Redemption Procedures

The purchase procedures employed by the Target Funds and the Acquiring Fund are the same. Each Fund offers shares through its distributor on a continuous basis. Shares of the Funds may be purchased directly

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through the transfer agent and through other authorized financial intermediaries. Investors may purchase both initial and additional shares by mail, wire, telephone or the internet. The Acquiring Fund prospectus enclosed with this Joint Proxy Statement/Prospectus describes in detail how shareholders can purchase Acquiring Fund shares. Class A, Class B (closed to new investments, except dividend reinvestments), Class C, Class Y and Investor Class shares of the Funds, as applicable, require a minimum investment of $1,000 ($250 for IRA, Roth IRA, and Coverdell Education Savings Accounts). There is no minimum investment required to purchase Class R shares. Class R5 shares of the Constellation Fund and the Acquiring Fund each require a minimum initial investment that ranges from $0 to $10 million, depending on the type of account making the investment. The Acquiring Fund’s prospectus describes the types of accounts to which the minimum initial investment applies. For accounts participating in a systematic investment program, the minimum investment is $50 ($25 for IRA, Roth IRA, and Coverdell Education Savings Accounts). Certain exemptions apply as set forth in the Funds’ prospectuses. The foregoing investment minimums will not apply to shares received in connection with a Reorganization. However, investors may be charged a small-account fee if account balances remain below the required investment minimum for certain periods. See the Funds’ prospectuses for details.

Comparison of Distribution Policies

Each Fund generally declares and pays dividends from net investment income, if any, annually, and capital gains distributions, if any, at least annually. Each Fund may also declare and pay capital gains distributions more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. Each Fund automatically reinvests any dividends from net investment income or capital gains distributions, unless otherwise instructed by a shareholder to pay dividends and distributions in cash.

Forms of Organization and Securities to be Issued

The Target Funds and the Acquiring Fund are series of the Trusts, which are Delaware statutory trusts. In addition, each Trust’s governing instruments, including a declaration of trust and bylaws, are substantially the same. As a result, there are no material differences between the rights of shareholders under the governing state laws and governing instruments of the Target Funds and the Acquiring Fund. Each share of a Fund represents an equal proportionate interest with each other share of that Fund, and each such share is entitled to equal dividend, liquidation, redemption and voting rights, except where class voting is required by the respective Trust’s governing instruments, the Board or applicable law, in which case shareholders of a class will have exclusive voting rights on matters affecting only that class. The assets and liabilities of each Fund are legally separate from the assets and liabilities of any other fund that is a series of the respective Trust. More information about the voting, dividend and other rights associated with shares of the Funds can be found in each Fund’s SAI.

At the Closing (defined below), Acquiring Fund shares will be credited to Target Fund shareholders only on a book-entry basis. The Acquiring Fund shall not issue certificates representing shares in connection with the exchange of Target Fund shares, irrespective of whether Target Fund shareholders hold their shares in certificated form. At the Closing, all outstanding certificates representing shares of a Target Fund will be cancelled.

Pending Litigation

There is no material litigation affecting the Funds. Detailed information concerning other pending litigation can be found in each Fund’s SAI.

Where to Find More Information

For more information with respect to each Fund concerning the following topics, please refer to the following sections of the Funds’ prospectuses: (i) see “Fund Management” for more information about the management of a Fund; (ii) see “Other Information” for more information about a Fund’s policy with respect to dividends and distributions; and (iii) see “Shareholder Account Information” for more information about the

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pricing, purchase, redemption and repurchase of shares of a Fund, tax consequences to shareholders of various transactions in shares of a Fund, and distribution arrangements of a Fund.

THE PROPOSED REORGANIZATIONS

Summary of Agreement and Plan of Reorganization

The terms and conditions under which each Reorganization may be consummated are set forth in the Agreement. Significant provisions of the Agreement are summarized below; however, this summary is qualified in its entirety by reference to the form of Agreement, a copy of which is attached as Exhibit D to this Joint Proxy Statement/Prospectus.

With respect to each Reorganization, if shareholders of a Target Fund approve the Agreement and other closing conditions are satisfied, the assets of the Target Fund will be delivered to the Acquiring Fund’s custodian for the account of the Acquiring Fund in exchange for the assumption by the Acquiring Fund of the liabilities of the Target Fund and delivery by the Acquiring Fund to the Target Fund for further delivery to the holders of record as of the Effective Time (as defined below) of the issued and outstanding shares of the Target Fund of a number of shares of the Acquiring Fund (including, if applicable, fractional shares rounded to the nearest thousandth), having an aggregate net asset value equal to the value of the net assets of the Target Fund so transferred, all determined and adjusted as provided in the Agreement. The value of your account with the Acquiring Fund immediately after a Reorganization will be the same as the value of your account with the Target Fund immediately prior to a Reorganization.

The class or classes of Acquiring Fund shares that shareholders will receive in connection with a Reorganization will be the corresponding class or classes of Target Fund shares that shareholders hold, as described above under “ADDITIONAL INFORMATION ABOUT THE FUNDS — Comparison of Share Classes and Distribution Arrangements.”

Each Target Fund and the Acquiring Fund will be required to make representations and warranties in the form of Agreement that are customary in matters such as the Reorganizations.

If shareholders approve the Reorganizations and if all of the closing conditions set forth in the Agreement are satisfied or waived, consummation of the Reorganizations (the “Closing”) is expected to occur on or around July, 15, 2013, (the “Closing Date”) immediately prior to the opening of regular trading on the New York Stock Exchange on the Closing Date (the “Effective Time”). The consummation of one Reorganization is not conditioned upon the consummation of the other Reorganization. As a result, the Reorganizations may close at different times. In addition, the parties may choose to delay the consummation of a Reorganization that shareholders have approved so that both Reorganizations are consummated at the same time. Following receipt of the requisite shareholder vote in favor of a Reorganization and as soon as reasonably practicable after the Closing, the outstanding shares of a Target Fund will be terminated in accordance with its governing documents and applicable law.

If shareholders of a Target Fund do not approve the Agreement or if a Reorganization does not otherwise close, the Board of the respective Trust will consider what additional action to take. The Agreement may be terminated and a Reorganization may be abandoned at any time prior to Closing by mutual agreement of the parties. The Agreement may be amended or modified in a writing signed by the parties to the Agreement.

Board Considerations in Approving the Reorganizations

The Reorganizations are part of a larger group of Invesco Fund reorganizations, which are designed to put forth Invesco’s most compelling investment processes and strategies, reduce product overlap and create additional scale in the resulting funds. Each Board created an ad hoc committee (the “Ad Hoc Merger Committee”) which met separately in October 2012 and December 2012, to discuss the proposed Reorganizations. Two separate meetings of the full Board were also held to review and consider the Reorganizations, including considering a recommendation from the Ad Hoc Merger Committee. The Trustees who are not “interested persons,” as that term is defined in the 1940 Act, of the Trusts (the “Independent Trustees”) have

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been advised on this matter by independent counsel to the Independent Trustees and by the independent Senior Officer, an officer of the Trusts who reports directly to the Independent Trustees. The Board requested and received from Invesco Advisers and IDI written materials containing relevant information about the Funds and the proposed Reorganizations, including fee and expense information on an actual and pro forma estimated basis, and comparative portfolio composition and performance data.

The Board considered the potential benefits and costs of a Reorganization to each Target Fund, the Acquiring Fund and their respective shareholders. The Board reviewed detailed information comparing the following information for each Target Fund and the Acquiring Fund: (1) investment objectives, policies and restrictions; (2) portfolio management; (3) portfolio composition; (4) short-term and long-term investment performance; (5) the current expense ratios and expense structures, including contractual investment advisory fees; (6) the expected federal income tax consequences to the Funds, including any impact on capital loss carry forwards; and (7) asset size and net purchase (redemption) trends. The Board also considered the benefits to each Target Fund of (i) combining with a compatible fund to create a larger fund with a more diversified shareholder base and greater viability; and (ii) the expected tax free nature of the Reorganizations for each Target Fund and its shareholders for federal income tax purposes. The Board also considered the overall goal of the Reorganizations and other Invesco Fund reorganizations to rationalize the Invesco Funds to enable IDI to better focus on the combined funds to promote additional asset growth. With respect to each individual Reorganization, the Board considered the following additional matters.

With respect to the proposed Reorganization of the Leisure Fund into the Acquiring Fund, the Board further considered that (i) Leisure Fund shareholders would become shareholders of a Fund with a lower effective management fee and estimated lower overall total expense ratios on a pro forma basis; (ii) Class B shareholders of the Leisure Fund are expected to benefit from the lower actual 12b-1 fee charged to the Acquiring Fund’s Class B shares under its reimbursement type 12b-1 plan; (iii) Leisure Fund shareholders would become shareholders in a less concentrated fund that invests across multiple market sectors as opposed to just the leisure sector; (iv) the different investment processes employed by the Funds, including that the Leisure Fund uses a top-down quantitative investment approach that considers macroeconomic and industry trends whereas the Acquiring Fund uses a bottom-up stock selection process that emphasizes fundamental research, and to a lesser extent, quantitative analysis; (v) the Funds have a low degree of portfolio overlap; and (vi) the Funds have different portfolio management teams. The Board also considered that the long-term viability of the Leisure Fund was questionable due to the fact that exchange-traded funds are attracting a large portion of the new cash flows into sector funds and the long-term trend for sector-focused mutual fund asset flows is negative.

With respect to the proposed Reorganization of the Constellation Fund into the Acquiring Fund, the Board further considered that (i) Constellation Fund shareholders would become shareholders of a Fund with a lower effective management fee and estimated lower overall total expense ratios on a pro forma basis; (ii) Class B shareholders of the Constellation Fund are expected to benefit from the lower actual 12b-1 fee charged to the Acquiring Fund’s Class B shares under its reimbursement type 12b-1 plan; (iii) the investment objective, strategies and related risks of the Funds are similar; (iv) the Funds have a high degree of portfolio overlap; and (v) the Funds have the same portfolio management team.

Based upon the information and considerations described above, the Board, on behalf of the Target Funds and the Acquiring Fund, approved each of the Reorganizations in order to combine each Target Fund with a compatible fund to create a larger fund with a relatively more diversified shareholder base. The Board also determined that shareholders of the Funds could benefit from the future growth in assets and greater viability facilitated by the Reorganizations. The Board concluded that each Reorganization is in the best interests of each Target Fund and the Acquiring Fund and that no dilution would result to the shareholders of the Target Funds or the Acquiring Fund from the Reorganizations. Consequently, the Board approved the Agreement and each of the Reorganizations on December 5, 2012.

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Federal Income Tax Considerations

The following is a general summary of the material U.S. federal income tax considerations of the Reorganizations and is based upon the current provisions of the Internal Revenue Code of 1986, as amended (the “Code”), the existing U.S. Treasury Regulations thereunder, current administrative rulings of the IRS and published judicial decisions, all of which are subject to change. These considerations are general in nature and individual shareholders should consult their own tax advisers as to the federal, state, local, and foreign tax considerations applicable to them and their individual circumstances. These same considerations generally do not apply to shareholders who hold their shares in a tax-deferred account.

Each Reorganization is intended to be a tax-free reorganization pursuant to Section 368(a) of the Code. The principal federal income tax considerations that are expected to result from the Reorganization of each Target Fund into the Acquiring Fund are as follows:

•	no gain or loss will be recognized by the Target Fund or the shareholders of the Target Fund as a result of the Reorganization;

•	no gain or loss will be recognized by the Acquiring Fund as a result of the Reorganization;

•	the aggregate tax basis of the shares of the Acquiring Fund to be received by a shareholder of the Target Fund will be the same as the shareholder’s aggregate tax basis of the shares of the Target Fund; and

•	the holding period of the shares of the Acquiring Fund received by a shareholder of the Target Fund will include the period that a shareholder held the shares of the Target Fund (provided that such shares of the Target Fund are capital assets in the hands of such shareholder as of the Closing).

Neither the Target Funds nor the Acquiring Fund have requested or will request an advance ruling from the IRS as to the federal tax consequences of the Reorganizations. As a condition to Closing, Stradley Ronon Stevens & Young, LLP will render a favorable opinion to each Target Fund and the Acquiring Fund as to the foregoing federal income tax consequences of each Reorganization, which opinion will be conditioned upon, among other things, the accuracy, as of the Closing Date, of certain representations of each Target Fund and the Acquiring Fund upon which Stradley Ronon Stevens & Young, LLP will rely in rendering its opinion. Such opinion of counsel may state that no opinion is expressed as to the effect of the Reorganizations on the Target Funds, Acquiring Fund, or any Target Fund shareholder with respect to any transferred asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting. A copy of the opinion will be filed with the SEC and will be available for public inspection. See “WHERE TO FIND ADDITIONAL INFORMATION.”

Opinions of counsel are not binding upon the IRS or the courts. If a Reorganization is consummated but the IRS or the courts determine that the Reorganization does not qualify as a tax-free reorganization under the Code, and thus is taxable, a Target Fund would recognize gain or loss on the transfer of its assets to the Acquiring Fund and each shareholder of the Target Fund would recognize a taxable gain or loss equal to the difference between its tax basis in its Target Fund shares and the fair market value of the shares of the Acquiring Fund it receives. The failure of one Reorganization to qualify as a tax-free reorganization would not adversely affect the other Reorganization.

Prior to the Closing of each Reorganization, each Target Fund will declare one or more dividends, and the Acquiring Fund may, but is not required to, declare a dividend, payable at or near the time of Closing to their respective shareholders to the extent necessary to avoid entity level tax or as otherwise deemed desirable. Such distributions, if made, are anticipated to be made in the 2013 calendar year and would be taxable to shareholders in such year.

A large portion of the Leisure Fund’s portfolio assets will be sold in connection with its Reorganization as distinct from normal portfolio turnover. Such repositioning of the Leisure Fund’s portfolio assets may occur before or after the Closing of its Reorganization. These sales may result in the realization of capital gains, reduced by any available capital loss carryovers, which would be distributed to shareholders. The amount of

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any capital gains that may be realized and distributed to the shareholders will depend upon a variety of factors, including the Leisure Fund’s net unrealized appreciation in the value of its portfolio assets at that time. Based on net unrealized appreciation in portfolio investments on a tax basis at October 31, 2012, the Leisure Fund would realize approximately $42.7 million of net capital gains ($4.70 per share; 12.0% of NAV), assuming that 55% of its portfolio investments are sold on a pro-rata basis. The Leisure Fund will also incur transaction costs, such as commissions, due to the repositioning of the portfolio. Invesco believes that these portfolio transaction costs will total approximately $890,546 ($0.10 per share).

The tax attributes, including capital loss carryovers, of the Target Funds move to the Acquiring Fund in the Reorganizations. The capital loss carryovers of the Target Funds and the Acquiring Fund are available to offset future gains recognized by the combined Fund, subject to limitations under the Code. Where these limitations apply, all or a portion of a Fund’s capital loss carryovers may become unavailable, the effect of which may be to accelerate the recognition of taxable gain to the combined Fund and its shareholders post-Closing. First, the capital loss carryovers of each Fund that experiences a more than 50% ownership change in a Reorganization (e.g., in a combination of three Funds, each Fund whose shareholders post-Closing own less that 50% of the shares, by value, of the combined Fund), increased by any current year loss or decreased by any current year gain, together with any net unrealized depreciation in the value of its portfolio investments (collectively, its “aggregate capital loss carryovers”), are expected to become subject to an annual limitation. Losses in excess of that limitation may be carried forward to succeeding tax years, subject, in the case of net capital losses that arise in taxable years beginning on or before December 22, 2010, to an overall eight-year carryover period. The annual limitation will generally equal the net asset value of a Fund on the Closing Date multiplied by the “long-term tax-exempt rate” published by the IRS. In the case of a Fund with net unrealized built-in gains at the time of Closing of a Reorganization (i.e., unrealized appreciation in value of the Fund’s investments), the annual limitation for a taxable year will be increased by the amount of such built-in gains that are recognized in the taxable year. Second, if a Fund has built-in gains at the time of Closing that are realized by the combined Fund in the five-year period following a Reorganization, such built-in gains, when realized, may not be offset by the losses (including any capital loss carryovers and “built in losses”) of another Fund. Third, the capital losses of a Target Fund that may be used by the Acquiring Fund (including to offset any “built-in gains” of a Target Fund itself) for the first taxable year ending after the Closing Date will be limited to an amount equal to the capital gain net income of the Acquiring Fund for such taxable year (excluding capital loss carryovers) treated as realized post-Closing based on the number of days remaining in such year. Fourth, a Reorganization may result in an earlier expiration of a Target Fund’s capital loss carryovers that are subject to an eight-year carryover period because the Reorganization causes the Target Fund’s tax year to close early in the year of the Reorganization.

The aggregate capital loss carryovers of the Funds and the approximate annual limitation on the use by the Acquiring Fund, post-Closing, of each Target Fund’s aggregate capital loss carryovers following the Reorganizations are as follows:

		Constellation
	Leisure Fund	Fund	Acquiring Fund
	(000,000s)	(000,000s)	(000,000s)
	at 10/30/2012	at 10/31/2012	at 8/31/2012

Aggregate capital loss carryovers(1)	$—	$(959.7)	$(549.1)
Unrealized net appreciation (Depreciation) in investments on a tax basis	$77.6	$374.4	$1,084.3
Aggregate net asset value	$356.2	$2,385.0	$5,674.0
Approximate annual limitation(2)	$10.2	$68.5	N/A

(1)	As of April 30, 2012 for the Leisure Fund

(2)	Based on the long-term tax-exempt rate for ownership changes during December 2012 of 2.87%.

Based upon the Constellation Fund’s capital loss position at October 31, 2012, the annual limitation on the use of the Constellation Fund’s aggregate capital loss carryovers will likely limit the use of such losses by the Acquiring Fund, post-Closing, to offset capital gains, if any, it realizes. The effect of the annual limitation

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may be to cause the combined Fund, post-Closing, to distribute more capital gains in a taxable year than might otherwise have been the case if no such limitation had applied. The aggregate capital loss carryovers of the Acquiring Fund may continue to be available. The ability of the Acquiring Fund to absorb its own capital loss carryovers and those of the Target Funds post-Closing depends upon a variety of factors that cannot be known in advance. For more information with respect to each Fund’s capital loss carryovers, please refer to the Fund’s shareholder report.

Shareholders of a Target Fund will receive a proportionate share of any taxable income and gains realized by the Acquiring Fund and not distributed to its shareholders prior to the Reorganizations when such income and gains are eventually distributed by the Acquiring Fund. As a result, shareholders of a Target Fund may receive a greater amount of taxable distributions than they would have had the Reorganizations not occurred. In addition, if the Acquiring Fund following the Reorganizations has proportionately greater unrealized appreciation in its portfolio investments as a percentage of its net asset value than a Target Fund, shareholders of the Target Fund, post-Closing, may receive greater amounts of taxable gain as such portfolio investments are sold than they otherwise might have if the Reorganizations had not occurred. The unrealized appreciation (depreciation) in value of the portfolio investments of each Target Fund on a tax basis as a percentage of its net asset value is 22% for the Leisure Fund at October 31, 2012 and 16% for the Constellation Fund at October 31, 2012, compared to that of the Acquiring Fund at August 31, 2012 of 19%, and 18% on a combined basis.

Costs of the Reorganizations

The estimated total costs of the Reorganizations for each Target Fund, as well as the estimated proxy solicitation costs for the Target Funds, which are part of the total Reorganization costs, are set forth in the table below.

			Estimated Portion of Total
	Estimated Proxy	Estimated Total	Reorganization Costs to be
	Solicitation Costs	Reorganization Costs	Paid by the Funds

Invesco Leisure Fund	$48,000	$170,000	$170,000
Invesco Constellation Fund	$566,000	$1,570,000	$1,570,000

The total costs of the Reorganizations for the Acquiring Fund are estimated to be $30,000 for each Reorganization. Invesco Advisers will bear the Reorganization costs of the Acquiring Fund. The costs of a Reorganization include legal counsel fees, independent accountant fees, expenses related to the printing and mailing of this Joint Proxy Statement/Prospectus and fees associated with the proxy solicitation but do not include any portfolio transaction costs, such as brokerage fees and foreign stock transfer tax, arising from a Reorganization.

VOTING INFORMATION

Joint Proxy Statement/Prospectus

We are sending you this Joint Proxy Statement/Prospectus and the enclosed proxy card because the Board is soliciting your proxy to vote at the Meeting and at any adjournments of the Meeting. This Joint Proxy Statement/Prospectus gives you information about the business to be conducted at the Meeting. Target Fund shareholders may vote by appearing in person at the Meeting and following the instructions below. You do not need to attend the Meeting to vote, however. Instead, you may simply complete, sign and return the enclosed proxy card or vote by telephone or through a website established for that purpose.

This Joint Proxy Statement/Prospectus, the enclosed Notice of Joint Special Meeting of Shareholders and the enclosed proxy card are expected to be mailed on or about February 28, 2013 to all shareholders entitled to vote. Shareholders of record of the Target Funds as of the close of business on January 24, 2013 (the “Record Date”) are entitled to vote at the Meeting. The number of outstanding shares of each class of the Target Funds on January 24, 2013 can be found at Exhibit A. Each share is entitled to one vote for each full share held, and a proportionate fractional vote for each fractional share held.

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Proxies will have the authority to vote and act on behalf of shareholders at any adjournment of the Meeting. If a proxy is authorized to vote for a shareholder, the shareholder may revoke the authorization at any time before it is exercised by sending in another proxy card with a later date or by notifying the Secretary of the Target Funds in writing at the address of the Target Funds set forth on the cover page of the Joint Proxy Statement/Prospectus before the Meeting that the shareholder has revoked its proxy. In addition, although merely attending the Meeting will not revoke your proxy, if a shareholder is present at the Meeting, the shareholder may withdraw the proxy and vote in person. However, if your shares are held through a broker-dealer or other financial intermediary, you will need to obtain a “legal proxy” from them in order to vote your shares at the Meeting.

Quorum Requirement and Adjournment

A quorum of shareholders is necessary to hold a valid shareholders meeting of each Target Fund. For each Target Fund, a quorum will exist if shareholders representing one-third of the outstanding shares of the Target Fund entitled to vote are present at the Meeting in person or by proxy.

Proxies received prior to the Meeting on which no vote is indicated will be voted “FOR” the Agreement. Because the proposal described in this Joint Proxy Statement/Prospectus is considered “non-routine,” under the rules applicable to broker-dealers, if your broker holds your shares in its name, the broker will not be entitled to vote your shares if it has not received instructions from you.

Abstentions and broker non-votes will count as shares present at the Meeting for purposes of establishing a quorum. If a quorum is not present at the Meeting or if a quorum is present but sufficient votes to approve the Agreement are not received, the person(s) presiding over the Meeting or the persons named as proxies may propose one or more adjournments of the Meeting to allow for further solicitation of votes. The persons named as proxies will vote those proxies that they are entitled to vote in favor of such an adjournment, provided that they determine that such an adjournment and additional solicitation is reasonable and in the interest of shareholders based on a consideration of all relevant factors, including, among other things, the percentage of votes then cast, the percentage of negative votes then cast, the nature of the proposed solicitation activities and the nature of the reasons for such further solicitation.

Vote Necessary to Approve the Agreement

The Board has unanimously approved the Agreement, subject to shareholder approval. With respect to each Reorganization, shareholder approval of the Agreement requires the affirmative vote of the lesser of (i) 67% or more of the Target Fund shares present at the Meeting, if the holders of more than 50% of the outstanding shares of the Target Fund are present in person or represented by proxy; or (ii) more than 50% of the outstanding shares of the Target Fund.

Abstentions and broker non-votes are counted as present but are not considered votes cast at the Meeting. As a result, abstentions and broker non-votes will have the same effect as a vote against the Agreement because its approval requires the affirmative vote of a percentage of the outstanding shares of a Target Fund, as opposed to a percentage of votes cast.

Proxy Solicitation

The Target Funds have engaged the services of Computershare Fund Services (“Solicitor”) to assist in the solicitation of proxies for the Meeting. Solicitor’s costs are described under the “THE PROPOSED REORGANIZATION — Costs of the Reorganizations” section of this Joint Proxy Statement/Prospectus. Proxies are expected to be solicited principally by mail, but the Target Funds, Invesco Advisers or its affiliates or the Solicitor may also solicit proxies by telephone, facsimile or personal interview. The Target Funds’ officers and employees of Invesco Advisers or its affiliates may also solicit proxies but will not receive any additional or special compensation for any such solicitation.

Under the agreement with the Solicitor, the Solicitor will be paid a project management fee as well as telephone solicitation expenses incurred for reminder calls, outbound telephone voting, confirmation of

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telephone votes, inbound telephone contact, obtaining shareholders’ telephone numbers, and providing additional materials upon shareholder request. The agreement also provides that the Solicitor shall be indemnified against certain liabilities and expenses, including liabilities under the federal securities laws.

Other Meeting Matters

Management is not aware of any matters to be presented at the Meeting other than as discussed in this Joint Proxy Statement/Prospectus. Under each Trust’s bylaws, business transacted at a special meeting such as the Meeting shall be limited to (i) the purpose stated in the notice and (ii) adjournment of the special meeting with regard to the stated purpose. If any other matters properly come before the Meeting, the shares represented by proxies will be voted with respect thereto in accordance with their best judgment.

Share Ownership by Large Shareholders, Management and Trustees

A list of the name, address and percent ownership of each person who, as of January 24, 2013, to the knowledge of each Target Fund and the Acquiring Fund, owned 5% or more of the outstanding shares of a class of such Target Fund or the Acquiring Fund, respectively, can be found at Exhibits B and C.

Information regarding the ownership of shares of each Target Fund and the Acquiring Fund by the Trustees and executive officers of the Trusts can be found at Exhibits B and C.

OTHER MATTERS

Capitalization

The following table sets forth as of August 31, 2012, for the Reorganizations, the total net assets, number of shares outstanding and net asset value per share of each class of each Fund. This information is generally referred to as the “capitalization” of a Fund. The term “pro forma capitalization” means the expected capitalization of the Acquiring Fund after it has combined with the corresponding Target Fund. The pro forma capitalization column in the table assumes that all of the Reorganizations have taken place. The capitalizations of the Target Funds, the Acquiring Fund and their classes are likely to be different on the Closing Date as a result of daily share purchase, redemption, and market activity.

	Invesco		Invesco			Invesco
	Constellation	Invesco	American			American
	Fund (Target	Leisure Fund	Franchise Fund	Pro Forma		Franchise Fund
	Fund)(4)	(Target Fund)(4)	(Acquiring Fund)	Adjustments(1)(4)		(Pro Forma)(4)

Net Assets (all classes)	$2,478,518,159	$353,674,056	$5,674,011,687	$(1,740,000)		$8,504,463,902
Class A Net Assets	$2,296,359,948	$54,927,357	$4,728,363,648	$272,083,235	(2)	$7,351,734,188
Class A Shares Outstanding	97,032,303	1,424,412	379,052,476	111,950,178	(2),(3)	589,459,369
Class A Net Asset Value Per Share	$23.67	$38.56	$12.47			$12.47
Class B Net Assets	$71,225,850	$3,877,427	$273,176,551	$(46,981)		$348,232,847
Class B Shares Outstanding	3,391,423	106,292	22,383,644	2,653,960	(3)	28,535,319
Class B Net Asset Value Per Share	$21.00	$36.48	$12.20			$12.20
Class C Net Assets	$85,126,295	$11,071,754	$252,685,033	$(59,245)		$348,823,837
Class C Shares Outstanding	4,054,793	314,631	20,785,239	3,535,405	(3)	28,690,068
Class C Net Asset Value Per Share	$20.99	$35.19	$12.16			$12.16
Class R Net Assets	$8,066,812	$1,222,543	$18,746,136	$(5,698)		$28,029,793
Class R Shares Outstanding	347,322	31,976	1,507,966	367,688	(3)	2,254,952
Class R Net Asset Value Per Share	$23.23	$38.23	$12.43			$12.43

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	Invesco		Invesco			Invesco
	Constellation	Invesco	American			American
	Fund (Target	Leisure Fund	Franchise Fund	Pro Forma		Franchise Fund
	Fund)(4)	(Target Fund)(4)	(Acquiring Fund)	Adjustments(1)(4)		(Pro Forma)(4)

Class Y Net Assets	$12,709,188	$8,879,168	$99,757,698	$(12,318)		$121,333,736
Class Y Shares Outstanding	532,993	229,307	7,936,014	953,929	(3)	9,652,243
Class Y Net Asset Value Per Share	$23.84	$38.72	$12.57			$12.57
Investor Class Net Assets	$—	$273,695,807	$—	$(273,695,807	)(2)	$—
Investor Class Shares Outstanding	—	7,114,806	—	(7,114,806	)(2),(3)	—
Investor Class Net Asset Value Per Share	$—	$38.47	$—			$—
Class R5 Net Assets	$5,030,066	$—	$301,282,621	$(3,186)		$306,309,501
Class R5 Shares Outstanding	189,706	—	24,005,448	210,917	(3)	24,406,071
Class R5 Net Asset Value Per Share	$26.52	$—	$12.55			$12.55

(1)	Invesco Constellation Fund and Invesco Leisure Fund (each, a “Target Fund”) are expected to incur $1,570,000 and $170,000, respectively, in Reorganization costs. Each Target Fund will bear 100% of those costs. The Acquiring Fund is expected to incur $30,000 in Reorganization costs for each Reorganization and Invesco Advisers will bear 100% of those costs. As a result Net Assets have been adjusted for each Target Fund’s expenses to be incurred in connection with a Reorganization. The Reorganization costs have been allocated among all classes based on relative net assets.

(2)	As of August 31, 2012, Investor Class shares of the Acquiring Fund did not exist. Investor Class shareholders of the Leisure Fund will be issued Class A shares of the Acquiring Fund as part of its Reorganization.

(3)	Pro Forma shares outstanding have been adjusted for the accumulated change in the number of shares of the Target Funds’ shareholder accounts based on the relative value of the Target Funds’ and the Acquiring Fund’s Net Asset Value Per Share assuming the reorganization would have taken place on August 31, 2012.

(4)	Unaudited.

Dissenters’ Rights

If the Reorganizations are approved at the Meeting, Target Fund shareholders will not have the right to dissent and obtain payment of the fair value of their shares because the exercise of dissenters’ rights is subject to the forward pricing requirements of Rule 22c-1 under the 1940 Act, which supersedes state law. Shareholders of the Target Funds, however, have the right to redeem their shares at net asset value subject to applicable deferred sales charges and/or redemption fees (if any) until the Closing Date of the Reorganizations. After the Reorganizations, Target Fund shareholders will hold shares of the Acquiring Fund, which may also be redeemed at net asset value subject to applicable contingent deferred sales charges.

Shareholder Proposals

The Funds do not generally hold annual meetings of shareholders. A shareholder desiring to submit a proposal intended to be presented at any meeting of shareholders of a Target Fund hereafter called should send the proposal to the Target Fund at the Target Fund’s principal offices so that it is received within a reasonable time before the proxy materials are printed and mailed. If the proposed Reorganization is approved and completed for a Target Fund, shareholders of such Target Fund will become shareholders of the Acquiring Fund and, thereafter, will be subject to the notice requirements of the Acquiring Fund. The mere submission of a proposal by a shareholder does not guarantee that such proposal will be included in a proxy statement because compliance with certain rules under the federal securities laws is required before inclusion of the proposal is required. Also, the submission does not mean that the proposal will be presented at a future

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meeting. For a shareholder proposal to be considered at a future shareholder meeting, it must be a proper matter for consideration under applicable law.

WHERE TO FIND ADDITIONAL INFORMATION

This Joint Proxy Statement/Prospectus and the related SAI do not contain all the information set forth in the registration statements, the exhibits relating thereto and the annual and semi-annual reports filed by the Funds as such documents have been filed with the SEC pursuant to the requirements of the Securities Act of 1933, as amended, and the 1940 Act, to which reference is hereby made. The SEC file number of the registrant of each Fund’s registration statement, which contains the Fund’s prospectuses and related SAIs, is 811-03826 for AIM Sector Funds, 811-01424 for AIM Equity Funds and 811-09913 for AIM Counselor Series Trust.

Each Fund is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act and in accordance therewith, each Fund files reports and other information with the SEC. Reports, proxy materials, registration statements and other information filed (including the Registration Statement relating to the Funds on Form N-14 of which this Joint Proxy Statement/Prospectus is a part) may be inspected without charge and copied at the public reference facilities maintained by the SEC at Room 1580, 100 F Street, N.E., Washington, D.C. 20549-1520. Copies of such materials may also be obtained from the Public Reference Section of the SEC at 100 F Street, N.E., Washington, D.C. 20549-1520, at the prescribed rates. The SEC maintains a website at www.sec.gov that contains information regarding the Funds and other registrants that file electronically with the SEC.

26

EXHIBIT A

OUTSTANDING SHARES OF THE TARGET FUNDS

As of January 24, 2013, there were the following number of shares outstanding of each class of the Target Funds:

Number of Shares
Target Fund/Share Classes	Outstanding

Invesco Leisure Fund
Class A	1,611,335.51
Class B	103,270.96
Class C	383,661.37
Class R	34,402.35
Class Y	229,007.57
Investor Class	8,117,861.33
10,479,539.08
Invesco Constellation Fund
Class A	91,752,187.60
Class B	2,954,244.92
Class C	3,815,757.88
Class R	300,818.79
Class Y	513,997.03
Class R5	185,718.58
99,522,724.81

A-1

EXHIBIT B

OWNERSHIP OF THE TARGET FUNDS

Significant Holders

Listed below are the name, address and percent ownership of each person who, as of January 24, 2013, to the best knowledge of AIM Sector Funds and AIM Equity Funds, owned 5% or more of the outstanding shares of each class of each Target Fund. A shareholder who owns beneficially 25% or more of the outstanding securities of a Target Fund is presumed to “control” the Fund as defined in the 1940 Act. Such control may affect the voting rights of other shareholders.

		Number	Percent
Invesco Constellation Fund	Class of	of Shares	Owned of
Name and Address	Shares	Owned	Record*

FIRST CLEARING, LLC 2801 MARKET STREET ST LOUIS MO 63103-2523	A	6,503,733.88	7.09%
MERRILL LYNCH PIERCE FENNER & SMITH FBO THE SOLE BENEFIT OF CUSTOMERS 4800 DEER LAKE DR EAST 2nd FLOOR JACKSONVILLE FL 32246-6484	A	6,424,132.18	7.00%

PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0001	A	6,301,710.16	6.87%

NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS 200 LIBERTY ST, 1WFC NEW YORK NY 10281-1003	A	5,016,068.06	5.47%

MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2, 3rd FLOOR JERSEY CITY NJ 07311	A	4,668,454.09	5.09%

MERRILL LYNCH PIERCE FENNER & SMITH FBO THE SOLE BENEFIT OF CUSTOMERS 4800 DEER LAKE DR EAST 2nd FLOOR JACKSONVILLE FL 32246-6484	C	302,167.67	7.92%

FIRST CLEARING, LLC 2801 MARKET STREET ST LOUIS MO 63103-2523	C	288,438.21	7.56%

MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2, 3rd FLOOR JERSEY CITY NJ 07311	C	236,712.54	6.20%

MG TRUST COMPANY CUST FBO FRESH MEADOW MECHANICAL CORPORATION 717 17TH ST STE 1300 DENVER CO 80202-3304	R	19,675.48	6.54%

RELISTAR INSURANCE CO OF NEW YORK ONE ORANGE WAY B3N WINDSOR CT 06095-4773	R	17,886.51	5.95%

MG TRUST COMPANY CUST FBO FAZIO, DISALVO, CANNON, ABERS & POD 717 17TH ST STE 1300 DENVER CO 80202-3304	R	15,204.63	5.05%

FIRST CLEARING, LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET STREET ST LOUIS MO 63103-2523	Y	107,383.50	20.89%

MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 3 JERSEY CITY NJ 07311	Y	94,223.35	18.33%

MERRILL LYNCH PIERCE FENNER & SMITH FBO THE SOLE BENEFIT OF CUSTOMERS ATTN: FUND ADMINISTRATION 4800 DEER LAKE DR EAST 2nd FLOOR JACKSONVILLE FL 32246-6484	Y	70,394.78	13.70%

FIDELITY INVESTMENTS INSTITUTIONAL OPERATIONS CO (F11OC) AS AGENT FOR CERTAIN EMPLOYEE BENEFIT PLANS 100 MAGELLAN WAY MAIL LOCATION — KW1C COVINGTON KY 41015-1999	R5	117,797.94	63.43%

MERRILL LYNCH PIERCE FENNER & SMITH FBO THE SOLE BENEFIT OF CUSTOMERS ATTN: FUND ADMINISTRATION 4800 DEER LAKE DR EAST 2nd FLOOR JACKSONVILLE FL 32246-6484	R5	10,920.56	5.88%

*	AIM Equity Funds has no knowledge of whether all or any portion of the shares owned of record are also owned beneficially.

		Number	Percent
Invesco Leisure Fund	Class of	of Shares	Owned of
Name and Address	Shares	Owned	Record*

NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY ST, 1WFC NEW YORK NY 10281-1003	A	296,944.33	18.43%

AMERICAN ENTERPRISE INVESTMENT SVC 707 2nd AVE S MINNEAPOLIS MN 55402-2405	A	179,202.26	11.12%

PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0001	A	170,446.55	10.58%

DELAWARE CHARTER GUARANTEE & TRUST FBO PRINCIPAL FINANCIAL GROUP OMNI 711 HIGH ST DES MOINES IA 50392-0001	A	111,448.99	6.92%

PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0001	B	19,085.54	18.48%

AMERICAN ENTERPRISE INVESTMENT SVC 707 2nd AVE S MINNEAPOLIS MN 55402-2405	B	9,090.55	8.80%

NATIONAL FINANCIAL SERVICES LLC 200 LIBERTY ST, 1WFC NEW YORK NY 10281-1003	B	7,790.03	7.54%

TD AMERITRADE INC PO BOX 2226 OMAHA NE 68103-2226	B	5,601.69	5.42%

AMERICAN ENTERPRISE INVESTMENT SVC 707 2nd AVE S MINNEAPOLIS MN 55402-2405	C	39,642.00	10.33%

B-1

		Number	Percent
Invesco Leisure Fund	Class of	of Shares	Owned of
Name and Address	Shares	Owned	Record*

PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0001	C	37,603.69	9.80%

MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2, 3rd FLOOR JERSEY CITY NJ 07311	C	33,311.35	8.68%

NATIONAL FINANCIAL SERVICES LLC 200 LIBERTY ST, 1WFC NEW YORK NY 10281-1003	C	29,106.76	7.59%

MERRILL LYNCH 4800 DEER LAKE DR E JACKSONVILLE FL 32246-6484	C	27,812.47	7.25%

FIRST CLEARING, LLC 2801 MARKET ST SAINT LOUIS MO 63103-2523	C	23,607.10	6.15%

MERRILL LYNCH PIERCE FENNER & SMITH 4800 DEER LAKE DR E 2nd FL JACKSONVILLE FL 32246-6484	R	4,907.18	14.26%

NFS LLC FBO ALERUS FINANCIAL PO BOX 64535 SAINT PAUL MN 55164-0535	R	4,204.87	12.22%

TD AMERITRADE INC PO BOX 2226 OMAHA NE 68103-2226	R	2,849.21	8.28%

DCGT TRUST 711 HIGH ST DES MOINES IA 50392-0001	R	2,786.22	8.10%

MG TRUST COMPANY CUST FBO REPUBLIC LAND DEVELOPMENT 717 17th ST STE 1300 DENVER CO 80202-3304	R	2,162.89	6.29%

FRONTIER TRUST COMPANY FBO ASANI SOLUTIONS 401K PL PO BOX 10758 FARGO ND 58106-0758	R	1,883.47	5.47%

DCGT 711 HIGH ST DES MOINES IA 50392-0001	Y	123,996.07	54.14%

MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2, 3rd FLOOR JERSEY CITY NJ 07311	Y	45,412.61	19.83%

FIRST CLEARING, LLC 2801 MARKET STREET SAINT LOUIS MO 63103-2523	Y	24,741.31	10.80%

CHARLES SCHWAB & CO INC 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	Investor	1,100,357.00	13.55%

HARTFORD LIFE INSURANCE CO PO BOX 2999 HARTFORD CT 06104-2999	Investor	593,082.58	7.31%

NATIONAL FINANCIAL SERVICES LLC 200 LIBERTY ST, 1WFC NEW YORK NY 10281-1003	Investor	480,824.81	5.92%

*	AIM Sector Funds has no knowledge of whether all or any portion of the shares owned of record are also owned beneficially.

Security Ownership of Management and Trustees

To the best of the knowledge of AIM Sector Funds and AIM Equity Funds, the ownership of shares of each Target Fund by executive officers and Trustees of AIM Sector Funds and AIM Equity Funds as a group constituted less than 1% of each outstanding class of shares of each Target Fund as of January 24, 2013.

B-2

EXHIBIT C

OWNERSHIP OF THE ACQUIRING FUND

Significant Holders

Listed below are the name, address and percent ownership of each person who, as of January 24, 2013, to the best knowledge of AIM Counselor Series Trust owned 5% or more of the outstanding shares of each class of the Acquiring Fund. A shareholder who owns beneficially 25% or more of the outstanding securities of the Acquiring Fund is presumed to “control” the Fund as defined in the 1940 Act. Such control may affect the voting rights of other shareholders.

		Number	Percent
Invesco American Franchise Fund	Class of	of Shares	Owned of
Name and Address	Shares	Owned	Record*

BNY MELLON INVESTMENT SERVICING INC FBO PRIMERICA FINANCIAL SERVICES 760 MOORE RD KNG OF PRUSSA PA 19406-1212	A	74,758,885.22	20.73%

EDWARD JONES & CO ATTN MUTUAL FUND 201 PROGRESS PKWY MARYLAND HTS MO 63043-3009	A	24,407,428.35	6.77%

BNY MELLON INVESTMENT SERVICING INC FBO PRIMERICA FINANCIAL SERVICES 760 MOORE RD KNG OF PRUSSA PA 19406-1212	B	7,307,007.29	37.12%

MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2, 3rd FLOOR JERSEY CITY NJ 07311	C	2,673,908.81	13.78%

MLPF&S FOR THE SOLE BENEFIT OF ITS
CUSTOMERS	C	2,518,513.42	12.98%
4800 DEER LAKE DR E 2nd FL JACKSONVILLE FL 32246-6484

FIRST CLEARING, LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	C	1,314,468.59	6.77%

PERSHING LLC 1 PERSHING PLAZA JERSEY CITY NJ 07399-0002	C	1,259,213.39	6.49%

MERRILL LYNCH PIERCE FENNER & SMITH FBO THE SOLE BENEFIT OF CUSTOMERS ATTN: FUND ADMINISTRATION 4800 DEER LAKE DR EAST 2nd FLOOR JACKSONVILLE FL 32246-6484	R	99,527.23	6.82%

RELISTAR INSURNACE CO OF NEW YORK ONE ORANGE WAY B3N WINDSOR CT 06095-4773	R	93,827.85	6.43%

CAPITAL BANK & TRUST COMPANY TR ALCAN ROLLED PRODUCTS RAVENSWOOD LLC SALARIED DEFINED CONTRIBUTION PLAN 401(K) 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002	R	84,127.49	5.77%

NFS LLC FEBO BRANCH BANKING & TRUST CO ATTN: JASON SUSKO 7823 NATIONAL SERVICE RD GREENSBORO NC 27409-9463	R	77,618.60	5.32%

HARTFORD LIFE INSURANCE CO SEPARATE ACCOUNT 401K ATTN UIT OPERATION PO BOX 2999 HARTFORD CT 06104-2999	R	77,024.42	5.28%

NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY ST, 1WFC NEW YORK NY 10281-1003	Y	1,246,421.21	18.26%

FIRST CLEARING, LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	Y	1,086,131.18	15.91%

MERRILL LYNCH PIERCE FENNER & SMITH FBO THE SOLE BENEFIT OF CUSTOMERS ATTN: FUND ADMINISTRATION 4800 DEER LAKE DR EAST 2nd FLOOR JACKSONVILLE FL 32246-6484	Y	1,053,094.72	15.42%

MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2, 3rd FLOOR JERSEY CITY NJ 07311	Y	1,051,129.46	15.40%

EMJAY CORP TTEE FBO FASCORE LLC RETIREMENT PLANS 8515 E ORCHARD RD 2T2 GREENWOOD VILLAGE CO 80111-5002	Y	397,606.53	5.82%

FIIOC FBO CERTAIN EMPLOYEE BENEFIT PLANS 100 MAGELLAN WAY KWIC COVINGTON KY 41015-1999	Y	356,558.80	5.22%

MERCER TRUSTCO TTEE FBO CCR MATCHED EMPLOYEE SAVINGS & INVESTMENT PL ATTN DC PLAN ADMIN MS N-1-G ONE INVESTORS WAY NORWOOD MA 02062-1599	R5	7,851,748.81	60.90%

CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	R5	2,132,391.02	16.54%

MERRILL LYNCH PIERCE FENNER & SMITH FBO THE SOLE BENEFIT OF CUSTOMERS ATTN: FUND ADMINISTRATION 4800 DEER LAKE DR EAST 2nd FLOOR JACKSONVILLE FL 32246-6484	R5	1,143,198.36	8.87%

WELLS FARGO BANK FBO TETRA TECH INC 1525 WEST WT HARRIS BLVD CHARLOTTE NC 28288-1076	R5	811,635.69	6.29%

INVESCO GROWTH ALLOCATION FUND OMNIBUS ACCOUNT C/O INVESCO ADVISERS 11 GREENWAY PLZ STE 2500 HOUSTON TX 77046-1188	R6	5,765,992.23	53.98%

C-1

		Number	Percent
Invesco American Franchise Fund	Class of	of Shares	Owned of
Name and Address	Shares	Owned	Record*

INVESCO MODERATE ASSET ALLOCATION FUND OMNIBUS ACCOUNT C/O INVESCO ADVISERS 11 GREENWAY PLZ STE 2500 HOUSTON TX 77046-1188	R6	3,907,550.87	36.58%
INVESCO MODERATELY CONSERVATIVE ALLOCATION FUND OMNIBUS ACCOUNT C/O INVESCO ADVISERS 11 GREENWAY PLZ STE 2500 HOUSTON TX 77046-1188	R6	1,008,016.60	9.44%

*	AIM Counselor Series Trust has no knowledge of whether all or any portion of the shares owned of record are also owned beneficially.

Security Ownership of Management and Trustees

To the best of the knowledge of AIM Counselor Series Trust, the ownership of shares of the Acquiring Fund by executive officers and Trustees of AIM Counselor Series Trust, as a group constituted less than 1% of each outstanding class of shares of the Acquiring Fund as of January 24, 2013.

C-2

EXHIBIT D

AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (“Agreement”) is adopted as of this   day of          , 2013 by and among (i) each of the Invesco open-end registered investment companies identified as a Target Entity on Exhibit A hereto (each a “Target Entity”) separately, on behalf of its respective series identified on Exhibit A hereto (each a “Target Fund”); (ii) each of the Invesco open-end registered investment companies identified as an Acquiring Entity on Exhibit A hereto (each an “Acquiring Entity”), separately on behalf of its respective series identified on Exhibit A hereto (each an “Acquiring Fund”); and (iii) Invesco Advisers, Inc. (“IAI”).

WHEREAS, the parties hereto intend for each Acquiring Fund and its corresponding Target Fund (as set forth in Exhibit A hereto) to enter into a transaction pursuant to which: (i) the Acquiring Fund will acquire the assets and assume the liabilities of the Target Fund in exchange for the corresponding class or classes of shares (as applicable) of the Acquiring Fund identified on Exhibit A of equal value to the net assets of the Target Fund being acquired, and (ii) the Target Fund will distribute such shares of the Acquiring Fund to shareholders of the corresponding class of the Target Fund, in connection with the liquidation of the Target Fund, all upon the terms and conditions hereinafter set forth in this Agreement (each such transaction, a “Reorganization” and collectively, the “Reorganizations”);

WHEREAS, each Target Entity and each Acquiring Entity is an open-end, registered investment company of the management type; and

WHEREAS, this Agreement is intended to be and is adopted as a plan of reorganization with respect to each Reorganization within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (the “Code”).

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, and intending to be legally bound, the parties hereto covenant and agree as follows:

1. DESCRIPTION OF THE REORGANIZATIONS

1.1.  It is the intention of the parties hereto that each Reorganization described herein shall be conducted separately from the others, and a party that is not a party to a Reorganization shall incur no obligations, duties or liabilities with respect to such Reorganization by reason of being a party to this Agreement. If any one or more Reorganizations should fail to be consummated, such failure shall not affect the other Reorganizations in any way.

1.2.  Provided that all conditions precedent to a Reorganization set forth herein have been satisfied as of the Closing Date (as defined in Section 3.1), and based on the representations and warranties each party provides to the others, each Target Entity and its corresponding Acquiring Entity agree to take the following steps with respect to their Reorganization(s), the parties to which and classes of shares to be issued in connection with which are set forth in Exhibit A:

(a) The Target Fund shall transfer all of its Assets, as defined and set forth in Section 1.2(b), to the Acquiring Fund, and the Acquiring Fund in exchange therefor shall assume the Liabilities, as defined and set forth in Section 1.2(c), and deliver to the Target Fund the number of full and fractional Acquiring Fund shares determined in the manner set forth in Section 2.

(b) The assets of the Target Fund to be transferred to the Acquiring Fund shall consist of all assets, property, and goodwill including, without limitation, all cash, securities, commodities and futures interests, claims (whether absolute or contingent, known or unknown, accrued or unaccrued and including, without limitation, any interest in pending or future legal claims in connection with past or present portfolio holdings, whether in the form of class action claims, opt-out or other direct litigation claims, or regulator or government-established investor recovery fund claims, and any and all resulting recoveries) and dividends or interest receivable that are owned by the Target Fund and any deferred or prepaid

D-1

expenses shown as an asset on the books of the Target Fund on the Closing Date, except for cash, bank deposits or cash equivalent securities in an amount necessary to pay the estimated costs of extinguishing any Excluded Liabilities (as defined in Section 1.2(c)) and cash in an amount necessary to pay any distributions pursuant to Section 7.1(f) (collectively, with respect to each Target Fund separately, “Assets”).

(c) The Acquiring Fund shall assume all of the liabilities of the Target Fund, whether accrued or contingent, known or unknown, existing at the Closing Date, except for the Target Fund’s Excluded Liabilities (as defined below), if any, pursuant to this Agreement (collectively, with respect to each Target Fund separately, “Liabilities”). If prior to the Closing Date the Acquiring Entity identifies a liability that the Acquiring Entity and the Target Entity mutually agree should not be assumed by the Acquiring Fund, such liability shall be excluded from the definition of Liabilities hereunder and shall be listed on a Schedule of Excluded Liabilities to be signed by the Acquiring Entity and the Target Entity at Closing and attached to this Agreement as Schedule 1.2(c) (the “Excluded Liabilities”). The Assets minus the Liabilities of a Target Fund shall be referred to herein as the Target Fund’s “Net Assets.”

(d) As soon as is reasonably practicable after the Closing, the Target Fund will distribute to its shareholders of record (“Target Fund Shareholders”) the shares of the Acquiring Fund of the corresponding class received by the Target Fund pursuant to Section 1.2(a), as set forth in Exhibit A, on a pro rata basis within that class, and the Target Fund will as promptly as practicable completely liquidate and dissolve. Such distribution and liquidation will be accomplished, with respect to each class of the Target Fund’s shares, by the transfer of the Acquiring Fund shares of the corresponding class then credited to the account of the Target Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Target Fund Shareholders of the class. The aggregate net asset value of the Acquiring Fund shares to be so credited to the corresponding Target Fund Shareholders shall be equal to the aggregate net asset value of the corresponding Target Fund’s shares owned by the Target Fund Shareholders on the Valuation Date. At the Closing, any outstanding certificates representing shares of a Target Fund will be cancelled. The Acquiring Fund shall not issue certificates representing shares in connection with such exchange, irrespective of whether Target Fund shareholders hold their Target Fund shares in certificated form.

(e) Ownership of Acquiring Fund shares will be shown on its books, as such are maintained by the Acquiring Fund’s transfer agent.

2. VALUATION

2.1.  With respect to each Reorganization:

(a) The value of the Target Fund’s Assets shall be the value of such Assets computed as of immediately after the close of regular trading on the New York Stock Exchange (“NYSE”), which shall reflect the declaration of any dividends, on the business day next preceding the Closing Date (the “Valuation Date”), using the Target Fund’s valuation procedures established by the Target Entity’s Board of Trustees.

(b) The net asset value per share of each class of the Acquiring Fund shares issued in connection with the Reorganization shall be the net asset value per share of the corresponding class of each class computed on the Valuation Date using the Acquiring Fund’s valuation procedures established by the Acquiring Entity’s Board of Trustees, which are the same as the Target Fund’s valuation procedures.

(c) The number of shares issued of each class of the Acquiring Fund (including fractional shares, if any, rounded to the nearest thousandth) in exchange for the Target Fund’s Net Assets shall be determined by dividing the value of the Net Assets of the Target Fund attributable to each class of Target Fund shares by the net asset value per share of the corresponding share class of the Acquiring Fund.

(d) All computations of value shall be made by the Target Fund’s and the Acquiring Fund’s designated recordkeeping agent using the valuation procedures described in this Section 2.

D-2

3. CLOSING AND CLOSING DATE

3.1.  Each Reorganization shall close on the date identified on Exhibit A or such other date as the parties may agree with respect to any or all Reorganizations (the “Closing Date”). All acts taking place at the closing of a Reorganization (the “Closing”) shall be deemed to take place simultaneously as of immediately prior to the opening of regular trading on the NYSE on the Closing Date of that Reorganization unless otherwise agreed to by the parties (the “Closing Time”).

3.2.  With respect to each Reorganization:

(a) The Target Fund’s portfolio securities, investments or other assets that are represented by a certificate or other written instrument shall be transferred and delivered by the Target Fund as of the Closing Date to the Acquiring Fund’s Custodian for the account of the Acquiring Fund, duly endorsed in proper form for transfer and in such condition as to constitute good delivery thereof. The Target Fund shall direct the Target Fund’s custodian (the “Target Custodian”) to deliver to the Acquiring Fund’s Custodian as of the Closing Date by book entry, in accordance with the customary practices of Target Custodian and any securities depository (as defined in Rule 17f-4 under the Investment Company Act of 1940, as amended (the “1940 Act”)), in which the Assets are deposited, the Target Fund’s portfolio securities and instruments so held. The cash to be transferred by a Target Fund shall be delivered to the Acquiring Fund’s Custodian by wire transfer of federal funds or other appropriate means on the Closing Date.

(b) The Target Entity shall direct the Target Custodian for each Target Fund to deliver, at the Closing or promptly thereafter, a certificate of an authorized officer stating that except as permitted by Section 3.2(a), the Assets have been delivered in proper form to the Acquiring Fund no later than the Closing Time on the Closing Date. The Acquiring Entity shall be responsible for paying all necessary taxes in connection with the delivery of the Assets, including all applicable Federal, state and foreign stock transfer stamps, if any, and shall deliver, at the Closing or promptly thereafter, a certificate of an authorized officer or the Acquiring Entity stating that all such taxes have been paid or provision for payment has been made.

(c) At such time prior to the Closing Date as the parties mutually agree, the Target Fund shall provide (i) instructions and related information to the Acquiring Fund or its transfer agent with respect to the Target Fund Shareholders, including names, addresses, dividend reinvestment elections and tax withholding status of the Target Fund Shareholders as of the date agreed upon (such information to be updated as of the Closing Date, as necessary) and (ii) the information and documentation maintained by the Target Fund or its agents relating to the identification and verification of the Target Fund Shareholders under the USA PATRIOT ACT and other applicable anti-money laundering laws, rules and regulations and such other information as the Acquiring Fund may reasonably request. The Acquiring Fund and its transfer agent shall have no obligation to inquire as to the validity, propriety or correctness of any such instruction, information or documentation, but shall, in each case, assume that such instruction, information or documentation is valid, proper, correct and complete.

(d) The Target Entity shall direct each applicable transfer agent for a Target Fund (the “Target Transfer Agent”) to deliver to the Acquiring Fund at the Closing a certificate of an authorized officer stating that its records, as provided to the Acquiring Entity, contain the names and addresses of the Target Fund Shareholders and the number of outstanding shares of each class owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver to the Secretary of the Target Fund a confirmation evidencing the Acquiring Fund shares to be credited on the Closing Date, or provide other evidence satisfactory to the Target Entity that such Acquiring Fund shares have been credited to the Target Fund Shareholders’ accounts on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

(e) In the event that on the Valuation Date or the Closing Date (a) the NYSE or another primary trading market for portfolio securities of the Target Fund (each, an “Exchange”) shall be closed to trading

D-3

or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board of Trustees of the Acquiring Entity or the Target Entity or the authorized officers of either of such entities, accurate appraisal of the value of the net assets of the Acquiring Fund or the Target Fund, respectively, is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

4. REPRESENTATIONS AND WARRANTIES

4.1.  Each Target Entity, on behalf of itself or, where applicable, a Target Fund, represents and warrants to the corresponding Acquiring Entity and its corresponding Acquiring Fund as follows:

(a) The Target Fund is duly organized as a series of the Target Entity, which is a statutory trust duly formed, validly existing, and in good standing under the laws of the State of Delaware with power under its Agreement and Declaration of Trust, as amended, and by-laws (“Governing Documents”), to own all of its Assets, to carry on its business as it is now being conducted and to enter into this Agreement and perform its obligations hereunder;

(b) The Target Entity is a registered investment company classified as a management company of the open-end type, and its registration with the U.S. Securities and Exchange Commission (the “Commission”) as an investment company under the 1940 Act, and the registration of the shares of the Target Fund under the Securities Act of 1933, as amended (“1933 Act”), are in full force and effect;

(c) No consent, approval, authorization, or order of any court or governmental authority or the Financial Industry Regulatory Authority (“FINRA”) is required for the consummation by the Target Fund and the Target Entity of the transactions contemplated herein, except such as have been obtained or will be obtained at or prior to the Closing Date under the 1933 Act, the Securities Exchange Act of 1934, as amended (“1934 Act”), the 1940 Act and state securities laws;

(d) The current prospectus and statement of additional information of the Target Fund and each prospectus and statement of additional information of the Target Fund used at all times between the commencement of operations of the Target Fund and the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e) The Target Fund is in compliance in all material respects with the applicable investment policies and restrictions set forth in the Target Fund’s prospectus and statement of additional information;

(f) Except as otherwise disclosed to and accepted by or on behalf of the Acquiring Fund, the Target Fund will on the Closing Date have good title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets free of adverse claims, including any liens or other encumbrances, and upon delivery and payment for such Assets, the Acquiring Fund will acquire good title thereto, free of adverse claims and subject to no restrictions on the full transfer thereof, including, without limitation, such restrictions as might arise under the 1933 Act, provided that the Acquiring Fund will acquire Assets that are segregated as collateral for the Target Fund’s derivative positions, including without limitation, as collateral for swap positions and as margin for futures positions, subject to such segregation and liens that apply to such Assets;

(g) The financial statements of the Target Fund for the Target Fund’s most recently completed fiscal year have been audited by the independent registered public accounting firm identified in the Target Fund’s prospectus or statement of additional information included in the Target Fund’s registration statement on Form N-1A (the “Prospectus” and “Statement of Additional Information”). Such statements, as well as the unaudited, semi-annual financial statements for the semi-annual period next succeeding the Target Fund’s most recently completed fiscal year, if any, were prepared in accordance with accounting

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principles generally accepted in the United States of America (“GAAP”) consistently applied, and such statements present fairly, in all material respects, the financial condition of the Target Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Target Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

(h) Since the last day of the Target Fund’s most recently completed fiscal year, there has not been any material adverse change in the Target Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business;

(i) On the Closing Date, all material Returns (as defined below) of the Target Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be true, correct and complete in all material respects, and all Taxes (as defined below) shown as due or claimed to be due by any government entity shall have been paid or provision has been made for the payment thereof. To the Target Fund’s knowledge, no such Return is currently under audit by any Federal, state, local or foreign Tax authority; no assessment has been asserted with respect to such Returns; there are no levies, liens or other encumbrances on the Target Fund or its assets resulting from the non-payment of any Taxes; no waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending; and adequate provision has been made in the Target Fund financial statements for all Taxes in respect of all periods ended on or before the date of such financial statements. As used in this Agreement, “Tax” or “Taxes” means (i) any tax, governmental fee or other like assessment or charge of any kind whatsoever (including, but not limited to, withholding on amounts paid to or by any person), together with any interest, penalty, addition to tax or additional amount imposed by any governmental authority (domestic or foreign) responsible for the imposition of any such tax. “Return” means reports, returns, information returns, elections, agreements, declarations, or other documents of any nature or kind (including any attached schedules, supplements and additional or supporting material) filed or required to be filed with respect to Taxes, including any claim for refund, amended return or declaration of estimated Taxes (and including any amendments with respect thereto);

(j) The Target Fund has elected to be a regulated investment company under Subchapter M of the Code and is a fund that is treated as a separate corporation under Section 851(g) of the Code. The Target Fund has qualified for treatment as a regulated investment company for each taxable year since inception that has ended prior to the Closing Date and will have satisfied the requirements of Part I of Subchapter M of the Code to maintain such qualification for the period beginning on the first day of its current taxable year and ending on the Closing Date. The Target Fund has no earnings or profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to it. If Target Fund serves as a funding vehicle for variable contracts (life insurance or annuity), Target Fund, with respect to each of its taxable years that has ended prior to the Closing Date during which it has served as such a funding vehicle, has satisfied the diversification requirements of Section 817(h) of the Code and will continue to satisfy the requirements of Section 817(h) of the Code for the period beginning on the first day of its current taxable year and ending on the Closing Date. In order to (i) ensure continued qualification of the Target Fund for treatment as a “regulated investment company” for tax purposes and (ii) eliminate any tax liability of the Target Fund arising by reason of undistributed investment company taxable income or net capital gain, the Target Fund, before the Closing Date will declare on or prior to the Valuation Date to the shareholders of Target Fund a dividend or dividends that, together with all previous such dividends, shall have the effect of distributing (i) substantially all of its investment company taxable income (determined without regard to any deductions for dividends paid) and substantially all of its net capital gains (after reduction for any capital loss carryover), if any, for the period from the close of its last fiscal year to the Closing Time on the Closing Date; (ii) all of its investment company taxable income and net capital gains for its taxable year ended prior to the Closing Date to the extent not otherwise already distributed; and (iii) at least 90 percent of the excess, if any, of the Target Fund’s interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for its taxable year ended prior to the Closing

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Date and at least 90 percent of such net tax-exempt income for the period from the close of its last fiscal year to the Closing Time on the Closing Date;

(k) All issued and outstanding shares of the Target Fund are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Target Entity and, in every state where offered or sold, such offers and sales have been in compliance in all material respects with applicable registration and/or notice requirements of the 1933 Act and state and District of Columbia securities laws;

(l) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Board of Trustees of the Target Entity, on behalf of the Target Fund, and subject to the approval of the shareholders of the Target Fund and the due authorization, execution and delivery of this Agreement by the other parties hereto, this Agreement will constitute a valid and binding obligation of the Target Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(m) The books and records of the Target Fund are true and correct in all material respects and contain no material omissions with respect to information required to be maintained under the laws, rules and regulations applicable to the Target Fund;

(n) The Target Fund is not under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code; and

(o) The Target Fund has no unamortized or unpaid organizational fees or expenses.

4.2.  Each Acquiring Entity, on behalf of the Acquiring Fund, represents and warrants to the Target Entity and its corresponding Target Fund as follows:

(a) The Acquiring Fund is duly organized as a series of the Acquiring Entity, which is a statutory trust duly formed, validly existing, and in good standing under the laws of the State of Delaware, with power under its Governing Documents, to own all of its properties and assets and to carry on its business as it is now being, and as it is contemplated to be, conducted, and to enter into this Agreement and perform its obligations hereunder;

(b) The Acquiring Entity is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of the shares of the Acquiring Fund under the 1933 Act are in full force and effect;

(c) No consent, approval, authorization, or order of any court, governmental authority or FINRA is required for the consummation by the Acquiring Fund and the Acquiring Entity of the transactions contemplated herein, except such as have been or will be obtained (at or prior to the Closing Date) under the 1933 Act, the 1934 Act, the 1940 Act and state securities laws;

(d) The prospectuses and statements of additional information of the Acquiring Fund to be used in connection with the Reorganization will conform at the time of their use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and will not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e) The Acquiring Fund is in compliance in all material respects with the applicable investment policies and restrictions set forth in the Acquiring Fund’s prospectus and statement of additional information;

(f) The financial statements of the Acquiring Fund for the Acquiring Fund’s most recently completed fiscal year have been audited by the independent registered public accounting firm identified in the Acquiring Fund’s prospectus or statement of additional information included in the Acquiring Fund’s

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registration statement on Form N-1A. Such statements, as well as the unaudited, semi-annual financial statements for the semi-annual period next succeeding the Acquiring Fund’s most recently completed fiscal year, if any, were prepared in accordance with GAAP consistently applied, and such statements present fairly, in all material respects, the financial condition of the Acquiring Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquiring Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

(g) Since the last day of the Acquiring Fund’s most recently completed fiscal year, there has not been any material adverse change in the Acquiring Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business;

(h) On the Closing Date, all material Returns of the Acquiring Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be true, correct and complete in all material respects, and all Taxes shown as due or claimed to be due by any government entity shall have been paid or provision has been made for the payment thereof. To the Acquiring Fund’s knowledge, no such Return is currently under audit by any Federal, state, local or foreign Tax authority; no assessment has been asserted with respect to such Returns; there are no levies, liens or other encumbrances on the Acquiring Fund or its assets resulting from the non-payment of any Taxes; and no waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending; and adequate provision has been made in the Acquiring Fund financial statements for all Taxes in respect of all periods ended on or before the date of such financial statements;

(i) The Acquiring Fund has elected to be a regulated investment company under Subchapter M of the Code and is a fund that is treated as a separate corporation under Section 851(g) of the Code. The Acquiring Fund has qualified for treatment as a regulated investment company for each taxable year since inception that has ended prior to the Closing Date and has satisfied the requirements of Part I of Subchapter M of the Code to maintain such qualification for the period beginning on the first day of its current taxable year and ending on the Closing Date. The Acquiring Fund has no earnings or profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to it. If the Acquiring Fund serves as a funding vehicle for variable contracts (life insurance or annuity), the Acquiring Fund, with respect to each of its taxable years that has ended prior to the Closing Date during which it has served as such a funding vehicle, has satisfied the diversification requirements of Section 817(h) of the Code and will continue to satisfy the requirements of Section 817(h) of the Code for the period beginning on the first day of its current taxable year and ending on the Closing Date;

(j) All issued and outstanding Acquiring Fund shares are, and on the Closing Date will be, duly authorized and validly issued and outstanding, fully paid and non-assessable by the Acquiring Entity and, in every state where offered or sold, such offers and sales have been in compliance in all material respects with applicable registration and/or notice requirements of the 1933 Act and state and District of Columbia securities laws;

(k) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the trustees of the Acquiring Entity, on behalf of the Acquiring Fund, and subject to the approval of shareholders of the Target Fund and the due authorization, execution and delivery of this Agreement by the other parties hereto, this Agreement will constitute a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(l) The shares of the Acquiring Fund to be issued and delivered to the Target Fund, for the account of the Target Fund Shareholders, pursuant to the terms of this Agreement, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund shares, and, upon receipt of the Target Fund’s Assets in accordance with the terms of this Agreement, will be fully paid and non-assessable by the Acquiring Entity;

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(m) The books and records of the Acquiring Fund are true and correct in all material respects and contain no material omissions with respect to information required to be maintained under laws, rules, and regulations applicable to the Acquiring Fund;

(n) The Acquiring Fund is not under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code; and

(o) The Acquiring Fund has no unamortized or unpaid organizational fees or expenses for which it does not expect to be reimbursed by Invesco or its affiliates.

5. COVENANTS OF THE ACQUIRING FUND AND THE TARGET FUND

5.1.  With respect to each Reorganization:

(a) The Acquiring Fund and the Target Fund each: (i) will operate its business in the ordinary course and substantially in accordance with past practices between the date hereof and the Closing Date for the Reorganization, it being understood that such ordinary course of business may include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable, and (ii) shall use its reasonable best efforts to preserve intact its business organization and material assets and maintain the rights, franchises and business and customer relations necessary to conduct the business operations of the Acquiring Fund or the Target Fund, as appropriate, in the ordinary course in all material respects.

(b) The Target Entity will call a meeting of the shareholders of the Target Fund to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

(c) The Target Fund covenants that the Acquiring Fund shares to be issued pursuant to this Agreement are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

(d) The Target Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Target Fund’s shares.

(e) If reasonably requested by the Acquiring Fund, the Target Entity, on behalf of the Target Fund, will provide the Acquiring Fund with (1) a statement of the respective tax basis and holding period of all investments to be transferred by the Target Fund to the Acquiring Fund, (2) a copy (which may be in electronic form) of the shareholder ledger accounts including, without limitation, the name, address and taxpayer identification number of each shareholder of record, the number of shares of beneficial interest held by each shareholder, the dividend reinvestment elections applicable to each shareholder, and the backup withholding and nonresident alien withholding certifications, notices or records on file with the Target Fund with respect to each shareholder, for all of the shareholders of record of the Target Fund as of the close of business on the Valuation Date, who are to become holders of the Acquiring Fund as a result of the transfer of Assets (the “Target Fund Shareholder Documentation”), certified by its transfer agent or its President or Vice-President to the best of their knowledge and belief, (3) the tax books and records of the Target Fund for purposes of preparing any returns required by law to be filed for tax periods ending after the Closing Date, and (4) all FASB ASC 740-10-25 (formerly FIN 48) workpapers and supporting statements pertaining to the Target Fund (the “FIN 48 Workpapers”). The foregoing information to be provided within such timeframes as is mutually agreed by the parties.

(f) Subject to the provisions of this Agreement, the Acquiring Fund and the Target Fund will each take, or cause to be taken, all action, and do or cause to be done all things, reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

(g) As soon as is reasonably practicable after the Closing, the Target Fund will make one or more liquidating distributions to its shareholders consisting of the applicable class of shares of the Acquiring Fund received at the Closing, as set forth in Section 1.2(d) hereof.

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(h) If reasonably requested by the Acquiring Fund, the Target Entity, on behalf of the Target Fund, shall deliver to the Acquiring Fund a statement of the earnings and profits (accumulated and current) of the Target Fund for federal income tax purposes that will be carried over to the Acquiring Fund as a result of Section 381 of the Code. The information to be provided under this subsection shall be provided within such timeframes as is mutually agreed by the parties.

(i) It is the intention of the parties that each Reorganization will qualify as a reorganization with the meaning of Section 368(a)(1) of the Code. None of the parties to a Reorganization shall take any action or cause any action to be taken (including, without limitation the filing of any tax return) that is inconsistent with such treatment or results in the failure of such Reorganization to qualify as a reorganization within the meaning of Section 368(a)(1) of the Code.

(j) Any reporting responsibility of the Target Fund, including, but not limited to, the responsibility for filing regulatory reports, tax returns relating to tax periods ending on or prior to the Closing Date (whether due before or after the Closing Date), or other documents with the Commission, any state securities commission, and any Federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Target Fund, except as otherwise is mutually agreed by the parties.

(k) If reasonably requested by the Acquiring Fund, the Target Entity, on behalf of the Target Fund, shall deliver to the Acquiring Fund copies of: (1) the federal, state and local income tax returns filed by or on behalf of the Target Fund for the prior three (3) taxable years; and (2) any of the following that have been issued to or for the benefit of or that otherwise affect the Target Fund and which have continuing relevance: (a) rulings, determinations, holdings or opinions issued by any federal, state, local or foreign tax authority and (b) legal opinions.

6. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE TARGET FUND

6.1.  With respect to each Reorganization, the obligations of the Target Entity, on behalf of the Target Fund, to consummate the transactions provided for herein shall be subject, at the Target Fund’s election, to the performance by the Acquiring Fund of all of the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following conditions:

(a) All representations and warranties of the Acquiring Fund and the Acquiring Entity contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

(b) The Acquiring Entity shall have delivered to the Target Entity on the Closing Date a certificate executed in its name by its President or Vice President and Treasurer, in form and substance reasonably satisfactory to the Target Entity and dated as of the Closing Date, to the effect that the representations and warranties of or with respect to the Acquiring Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement; and

(c) The Acquiring Entity and the Acquiring Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Acquiring Entity and the Acquiring Fund, on or before the Closing Date.

7. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

7.1.  With respect to each Reorganization, the obligations of the Acquiring Entity, on behalf of the Acquiring Fund, to consummate the transactions provided for herein shall be subject, at the Acquiring Fund’s

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election, to the performance by the Target Fund of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

(a) All representations and warranties of the Target Entity and the Target Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

(b) The Target Entity shall have delivered to the Acquiring Entity on the Closing Date a certificate executed in its name by its President or Vice President and Treasurer, in form and substance reasonably satisfactory to the Acquiring Entity and dated as of the Closing Date, to the effect that the representations and warranties of or with respect to the Target Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement;

(c) If requested by Acquiring Fund, the Target Entity, on behalf of the Target Fund, shall have delivered to the Acquiring Entity (i) a statement of the Target Fund’s Assets, together with a list of portfolio securities of the Target Fund showing the adjusted tax basis of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Treasurer of the Target Entity, (ii) the Target Fund Shareholder Documentation, (iii) the FIN 48 Workpapers, (iv) to the extent permitted by applicable law, all information pertaining to, or necessary or useful in the calculation or demonstration of, the investment performance of the Target Fund, and/or (v) a statement of earnings and profits as provided in Section 5.1(h);

(d) The Target Custodian shall have delivered the certificate contemplated by Sections 3.2(b) of this Agreement, duly executed by an authorized officer of the Target Custodian;

(e) The Target Entity and the Target Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Target Entity and the Target Fund, on or before the Closing Date; and

(f) The Target Fund shall have declared and paid or cause to be paid a distribution or distributions prior to the Closing that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) substantially all of its investment company taxable income (determined without regard to any deductions for dividends paid) and substantially all of its net capital gains (after reduction for any capital loss carryover), if any, for the period from the close of its last fiscal year to the Closing Time on the Closing Date; (ii) all of its investment company taxable income and net capital gains for its taxable year ended prior to the Closing Date to the extent not otherwise already distributed; and (iii) at least 90 percent of the excess, if any, of the Target Fund’s interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for its taxable year ended prior to the Closing Date and at least 90 percent of such net tax-exempt income for the period from the close of its last fiscal year to the Closing Time on the Closing Date.

8.	FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND AND THE TARGET FUND

With respect to each Reorganization, if any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to the Target Fund or the Acquiring Fund, the Acquiring Entity or Target Entity, respectively, shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

8.1.  The Agreement shall have been approved by the requisite vote of the holders of the outstanding shares of the Target Fund in accordance with the provisions of the Target Entity’s Governing Documents, Delaware law, and the 1940 Act. Notwithstanding anything herein to the contrary, neither the Target Fund nor the Acquiring Fund may waive the condition set forth in this Section 8.1;

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8.2.  On the Closing Date, no action, suit or other proceeding shall be pending or, to the Target Entity’s or the Acquiring Entity’s knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement, the transactions contemplated herein;

8.3.  All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by the Acquiring Fund or the Target Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Target Fund, provided that either party hereto may for itself waive any of such conditions;

8.4.  A registration statement on Form N-14 under the 1933 Act properly registering the Acquiring Fund shares to be issued in connection with the Reorganization shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or known to be contemplated under the 1933 Act; and

8.5.  The Target Entity and the Acquiring Entity shall have received on or before the Closing Date an opinion of Stradley Ronon in form and substance reasonably acceptable to the Target Entity and the Acquiring Entity, as to the matters set forth on Schedule 8.6. In rendering such opinion, Stradley Ronon may request and rely upon representations contained in certificates of officers of the Target Entity, the Acquiring Entity and others, and the officers of the Target Entity and the Acquiring Entity shall use their best efforts to make available such truthful certificates.

9. FEES AND EXPENSES

9.1.  Each Target Fund and Acquiring Fund will bear its costs associated with the Reorganization to the extent that the Fund is expected to recoup those costs within 24 months following the Reorganization as a result of reduced total annual fund operating expenses based on estimates prepared by IAI and discussed with the Board. IAI has agreed to bear the Reorganization costs of any Fund that does not meet the foregoing threshold.

10. FINAL TAX RETURNS AND FORMS 1099 OF TARGET FUND

10.1.  After the Closing Date, except as otherwise agreed to by the parties, Target Entity shall or shall cause its agents to prepare any federal, state or local tax returns, including any Forms 1099, required to be filed by Target Entity with respect to each Target Fund’s final taxable year ending with its complete liquidation and for any prior periods or taxable years and shall further cause such tax returns and Forms 1099 to be duly filed with the appropriate taxing authorities.

11. ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES AND COVENANTS

11.1.  The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing shall survive the Closing.

12. TERMINATION

This Agreement may be terminated and the transactions contemplated hereby may be abandoned with respect to one or more (or all) Reorganizations by mutual agreement of the parties.

13. AMENDMENTS

This Agreement may be amended, modified or supplemented in a writing signed by the parties hereto to be bound by such Amendment.

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14. HEADINGS; GOVERNING LAW; COUNTERPARTS; ASSIGNMENT; LIMITATION OF LIABILITY

14.1.  The Article and Section headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

14.2.  This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware and applicable Federal law, without regard to its principles of conflicts of laws.

14.3.  This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

14.4.  This agreement may be executed in any number of counterparts, each of which shall be considered an original.

14.5.  It is expressly agreed that the obligations of the parties hereunder shall not be binding upon any of their respective directors or trustees, shareholders, nominees, officers, agents, or employees personally, but shall bind only the property of the applicable Target Fund or the applicable Acquiring Fund as provided in their respective Governing Documents. The execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of such party.

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IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be approved on behalf of the Acquiring Fund and Target Fund.

Invesco Advisers, Inc. By: Name: Title:
AIM Investment Securities Funds (Invesco
     Investment Securities Funds),
AIM Sector Funds (Invesco Sector Funds),
AIM Equity Funds (Invesco Equity Funds),
AIM Tax-Exempt Funds (Invesco Tax-Exempt
     Funds),
AIM Counselor Series Trust (Invesco Counselor
     Series Trust),
AIM Growth Series (Invesco Growth Series),
AIM Variable Insurance Funds (Invesco Variable
     Insurance Funds),
each on behalf of its respective series identified on Exhibit A hereto

By:
Name:
Title:

EXHIBIT A

CHART OF REORGANIZATIONS

Acquiring Fund (and share classes)	Corresponding Target Fund (and
and Acquiring Entity	share classes) and Target Entity	Closing Date

Invesco Municipal Income Fund, a series of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)	Invesco Municipal Bond Fund, a series of AIM Investment Securities Funds (Invesco Investment Securities Funds)
Class A	Class A	July 15, 2013
Class B	Class B	July 15, 2013
Class C	Class C	July 15, 2013
Class Y	Class Y	July 15, 2013
Investor Class	Investor Class	July 15, 2013
Invesco Growth Allocation Fund, a series of AIM Growth Series (Invesco Growth Series)	Invesco Leaders Fund, a series of AIM Growth Series (Invesco Growth Series)
Class A	Class A	July 15, 2013
Class B	Class B	July 15, 2013
Class C	Class C	July 15, 2013
Class Y	Class Y	July 15, 2013
Invesco American Franchise Fund, a series of AIM Counselor Series Trust (Invesco Counselor Series Trust)	Invesco Leisure Fund, a series of AIM Sector Funds (Invesco Sector Funds)
Class A	Class A	July 15, 2013
Class B	Class B	July 15, 2013
Class C	Class C	July 15, 2013
Class R	Class R	July 15, 2013
Class Y	Class Y	July 15, 2013
Class A	Investor Class	July 15, 2013
Invesco American Franchise Fund, a series of AIM Counselor Series Trust (Invesco Counselor Series Trust)	Invesco Constellation Fund, a series of AIM Equity Funds (Invesco Equity Funds)
Class A	Class A	July 15, 2013
Class B	Class B	July 15, 2013
Class C	Class C	July 15, 2013
Class R	Class R	July 15, 2013
Class R5	Class R5	July 15, 2013
Class Y	Class Y	July 15, 2013
Invesco High Yield Fund, a series of AIM Investment Securities Funds (Invesco Investment Securities Funds)	Invesco High Yield Securities Fund, a series of AIM Investment Securities Funds (Invesco Investment Securities Funds)
Class A	Class A	July 15, 2013
Class A	Class B	July 15, 2013
Class C	Class C	July 15, 2013
Class Y	Class Y	July 15, 2013

Acquiring Fund (and share classes)	Corresponding Target Fund (and
and Acquiring Entity	share classes) and Target Entity	Closing Date

Invesco Mid Cap Growth Fund, a series of AIM Sector Funds (Invesco Sector Funds)	Invesco Dynamics Fund, a series of AIM Investment Securities Funds (Invesco Investment Securities Funds)
Class A	Class A	July 15, 2013
Class B	Class B	July 15, 2013
Class C	Class C	July 15, 2013
Class R	Class R	July 15, 2013
Class R5	Class R5	July 15, 2013
Class R6	Class R6	July 15, 2013
Class Y	Class Y	July 15, 2013
Class A	Investor Class	July 15, 2013
Invesco V.I. High Yield Fund, a series of AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	Invesco V.I. High Yield Securities Fund, a series of AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Series I	Series I	April 29, 2013
Series II	Series II	April 29, 2013

Schedule 1.2(c)

Excluded Liabilities

None

Schedule 8.6

Tax Opinions

(i) The acquisition by the Acquiring Fund of substantially all of the assets of the Target Fund, as provided for in the Agreement, in exchange for Acquiring Fund shares and the assumption by the Acquiring Fund of all of the liabilities of the Target Fund, followed by the distribution by the Target Fund to its shareholders of the Acquiring Fund shares in complete liquidation of the Target Fund, will qualify as a reorganization within the meaning of Section 368(a)(1) of the Code, and the Target Fund and the Acquiring Fund each will be a “party to the reorganization” within the meaning of Section 368(b) of the Code.

(ii) No gain or loss will be recognized by the Target Fund upon the transfer of substantially all of its assets to, and assumption of its liabilities by, the Acquiring Fund in exchange solely for Acquiring Fund shares pursuant to Section 361(a) and Section 357(a) of the Code.

(iii) No gain or loss will be recognized by the Acquiring Fund upon the receipt by it of substantially all of the assets of the Target Fund in exchange solely for the assumption of the liabilities of the Target Fund and issuance of the Acquiring Fund shares pursuant to Section 1032(a) of the Code.

(iv) No gain or loss will be recognized by the Target Fund upon the distribution of the Acquiring Fund shares by the Target Fund to its shareholders in complete liquidation (in pursuance of the Agreement) pursuant to Section 361(c)(1) of the Code.

(v) The tax basis of the assets of the Target Fund received by the Acquiring Fund will be the same as the tax basis of such assets in the hands of the Target Fund immediately prior to the transfer pursuant to Section 362(b) of the Code.

(vi) The holding periods of the assets of the Target Fund in the hands of the Acquiring Fund will include the periods during which such assets were held by the Target Fund pursuant to Section 1223(2) of the Code.

(vii) No gain or loss will be recognized by the shareholders of the Target Fund upon the exchange of all of their Target Fund shares for the Acquiring Fund shares pursuant to Section 354(a) of the Code.

(viii) The aggregate tax basis of the Acquiring Fund shares to be received by each shareholder of the Target Fund will be the same as the aggregate tax basis of Target Fund shares exchanged therefor pursuant to Section 358(a)(1) of the Code.

(ix) The holding period of Acquiring Fund shares received by a shareholder of the Target Fund will include the holding period of the Target Fund shares exchanged therefor, provided that the shareholder held Target Fund shares as a capital asset on the date of the exchange pursuant to Section 1223(1) of the Code.

(x) For purposes of Section 381 of the Code, the Acquiring Fund will succeed to and take into account, as of the date of the transfer as defined in Section 1.381(b)-1(b) of the income tax regulations issued by the United States Department of the Treasury (the “Income Tax Regulations”), the items of the Target Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the Income Tax Regulations thereunder.

The foregoing opinion may state that no opinion is expressed as to the effect of the Reorganization on a Target Fund, Acquiring Fund or any Target Fund Shareholder with respect to any asset as to which unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting.

EXHIBIT E

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Acquiring Fund’s and the Target Funds’ financial performance for the past five fiscal years and are included in the respective Acquiring Fund’s and the Target Funds’ prospectuses, which are each incorporated herein by reference. The Acquiring Fund’s prospectus also accompanies this Joint Proxy Statement/Prospectus. The financial highlights tables below provide additional information for the most recent six-month reporting period for the Leisure Fund and for the most recent annual reporting period for the Constellation Fund. The information for the six-month semi-annual reporting period for the Leisure Fund is unaudited. The Leisure Fund’s fiscal year end is April 30, and, accordingly, the Leisure Fund’s financial highlights table below contains information for the six-month period ended October 31, 2012. The Constellation Fund’s fiscal year end is October 31, and, accordingly, the Constellation Fund’s financial highlights table below contains information for the fiscal year ended October 31, 2012.

Target Fund (Invesco Constellation Fund)

The following schedule presents financial highlights for a share of the Target Fund outstanding throughout the period indicated.

									Ratio of		Ratio of
			Net gains						expenses		expenses
			(losses)						to average		to average net		Ratio of net
	Net asset	Net	on securities		Dividends				net assets		assets without		investment
	value,	investment	(both	Total from	from net	Net asset		Net assets,	with fee waivers		fee waivers		income (loss)
	beginning	income	realized and	investment	investment	value, end	Total	end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	(loss)(a)	unrealized)	operations	income	of period	return(b)	(000s omitted)	absorbed		absorbed		net assets		turnover(c)
Class A
Year ended 10/31/12	$22.40	$(0.06)	$0.97	$0.91	$—	$23.31	4.06%	$2,212,843	1.27	%(d)	1.29	%(d)	(0.26	)%(d)	95%

Class B
Year ended 10/31/12	20.01	(0.21)	0.86	0.65	—	20.66	3.25	65,524	2.02	(d)	2.04	(d)	(1.01	)(d)	95

Class C
Year ended 10/31/12	20.00	(0.21)	0.86	0.65	—	20.65	3.25	81,825	2.02	(d)	2.04	(d)	(1.01	)(d)	95

Class R
Year ended 10/31/12	22.03	(0.12)	0.95	0.83	—	22.86	3.77	7,634	1.52	(d)	1.54	(d)	(0.51	)(d)	95

Class Y
Year ended 10/31/12	22.53	(0.00)	0.96	0.96	—	23.49	4.26	12,246	1.02	(d)	1.04	(d)	(0.01	)(d)	95

Class R5
Year ended 10/31/12	25.00	0.06	1.07	1.13	—	26.13	4.52	4,947	0.78	(d)	0.80	(d)	0.23	(d)	95

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are based on average daily net assets (000’s) of $2,347,388, $81,563, $87,201, $8,125, $12,806 and $11,516 for Class A, Class B, Class C, Class R, Class Y and Class R5 shares, respectively.

E-1

Target Fund (Invesco Leisure Fund)

The following schedule presents financial highlights for one share of the Target Fund outstanding throughout the period indicated.

													Ratio of		Ratio of
			Net gains										expenses		expenses
			(losses)										to average		to average net		Ratio of net
	Net asset	Net	on securities			Dividends	Distributions						net assets		assets without		investment
	value,	investment	(both		Total from	from net	from net		Net asset			Net assets,	with fee waivers		fee waivers		income (loss)
	beginning	income	realized and		investment	investment	realized	Total	value, end	Total		end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	(loss)(a)	unrealized)		operations	income	gains	distributions	of period	return(b)		(000s omitted)	absorbed		absorbed		net assets		turnover(c)
Class A
Six months ended 10/31/12	$39.28	$(0.02)	$0.20	(d)	$0.18	$—	$—	$—	$39.46	0.46	%(d)	$56,206	1.32	%(e)	1.32	%(e)	(0.11	)%(e)	27%

Class B
Six months ended 10/31/12	37.25	(0.16)	0.19	(d)	0.03	—	—	—	37.28	0.08	(d)	3,713	2.07	(e)	2.07	(e)	(0.86	)(e)	27

Class C
Six months ended 10/31/12	35.94	(0.15)	0.17	(d)	0.02	—	—	—	35.96	0.06	(d)	11,933	2.07	(e)	2.07	(e)	(0.86	)(e)	27

Class R
Six months ended 10/31/12	38.98	(0.07)	0.20	(d)	0.13	—	—	—	39.11	0.33	(d)	1,385	1.57	(e)	1.57	(e)	(0.36	)(e)	27

Class Y
Six months ended 10/31/12	39.41	0.03	0.20	(d)	0.23	—	—	—	39.64	0.58	(d)	7,070	1.07	(e)	1.07	(e)	0.14	(e)	27

Investor Class
Six months ended 10/31/12	39.18	(0.02)	0.20	(d)	0.18	—	—	—	39.36	0.46	(d)	275,913	1.32	(e)	1.32	(e)	(0.11	)(e)	27

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Includes litigation proceeds received during the period. Had the litigation proceeds not been received net gains (losses) on securities (both realized and unrealized) per share would have been $(0.11), $(0.12), $(0.14), $(0.11), $(0.11) and $(0.11) for Class A, Class B, Class C, Class R, Class Y and Investor Class shares, respectively and total returns would have been lower.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $56,199, $3,997, $11,415, $1,260, $7,851 and $278,698 for Class A, Class B, Class C, Class R, Class Y and Investor Class, respectively.

E-2

Invesco-Retail-Sup-1 122812
Statutory Prospectus Supplement dated December 28, 2012
The purpose of this supplement is to provide you with changes to the current Statutory Prospectuses for Class A, A2, AX, B, BX, C, CX, P, R, RX, S, Y, Invesco Cash Reserve Shares and Investor Class shares, as applicable, of the Funds listed below:

Invesco American Franchise Fund
Invesco American Value Fund
Invesco Asia Pacific Growth Fund
Invesco Balanced-Risk Allocation Fund
Invesco Balanced-Risk Commodity Strategy   Fund
Invesco Balanced-Risk Retirement 2020   Fund
Invesco Balanced-Risk Retirement 2030   Fund
Invesco Balanced-Risk Retirement 2040   Fund
Invesco Balanced-Risk Retirement 2050   Fund
Invesco Balanced-Risk Retirement Now   Fund
Invesco California Tax-Free Income Fund
Invesco Charter Fund
Invesco China Fund
Invesco Comstock Fund
Invesco Conservative Allocation Fund
Invesco Constellation Fund
Invesco Convertible Securities Fund
Invesco Core Plus Bond Fund
Invesco Corporate Bond Fund
Invesco Developing Markets Fund
Invesco Disciplined Equity Fund
Invesco Diversified Dividend Fund
Invesco Dynamics Fund
Invesco Emerging Market Local Currency   Debt Fund
Invesco Emerging Markets Equity Fund
Invesco Endeavor Fund
Invesco Energy Fund
Invesco Equally-Weighted S&P 500 Fund
Invesco Equity and Income Fund
Invesco European Growth Fund
Invesco European Small Company   Fund
Invesco Floating Rate Fund
Invesco Global Core Equity Fund
Invesco Global Growth Fund
Invesco Global Health Care Fund
Invesco Global Opportunities Fund
Invesco Global Quantitative Core Fund
Invesco Global Real Estate Fund
Invesco Global Real Estate Income   Fund
Invesco Global Small & Mid Cap   Growth Fund
Invesco Gold & Precious Metals Fund
Invesco Growth Allocation Fund
Invesco Growth and Income Fund
Invesco High Yield Fund
Invesco High Yield Municipal Fund
Invesco High Yield Securities Fund
Invesco Income Allocation Fund
Invesco Intermediate Term Municipal Income   Fund
Invesco International Allocation Fund
Invesco International Core Equity   Fund
Invesco International Growth Fund
Invesco International Small Company   Fund
Invesco International Total Return   Fund
Invesco Leaders Fund
Invesco Leisure Fund
Invesco Limited Maturity Treasury   Fund
Invesco Mid Cap Core Equity Fund
Invesco Mid Cap Growth Fund
Invesco Moderate Allocation Fund
Invesco Money Market Fund
Invesco Municipal Bond Fund
Invesco Municipal Income Fund
Invesco New York Tax Free Income   Fund
Invesco Pacific Growth Fund
Invesco Pennsylvania Tax Free   Income Fund
Invesco Premium Income Fund
Invesco Real Estate Fund
Invesco S&P 500 Index Fund
Invesco Select Companies Fund
Invesco Select Opportunities Fund
Invesco Short Term Bond Fund
Invesco Small Cap Discovery Fund
Invesco Small Cap Equity Fund
Invesco Small Cap Growth Fund
Invesco Small Cap Value Fund
Invesco Summit Fund
Invesco Tax-Exempt Cash Fund
Invesco Tax-Free Intermediate Fund
Invesco Technology Fund
Invesco Technology Sector Fund
Invesco U.S. Government Fund
Invesco U.S. Mortgage Fund
Invesco U.S. Quantitative Core Fund
Invesco Utilities Fund
Invesco Value Opportunities Fund
Premier Portfolio
Premier Tax-Exempt Portfolio
Premier U.S. Government Money   Portfolio

Effective December 31, 2012, the following information replaces in its entirety the information appearing under the heading “Shareholder Account Information” in each Fund’s Prospectus:
“Shareholder Account Information
In addition to the Fund(s), the Adviser serves as investment adviser to many other Invesco mutual funds that are offered to retail investors (Invesco Funds or Funds). The following information is about all of the Invesco Funds that offer retail share classes.
          Some investments in the Funds are made through accounts that are maintained by intermediaries (and not in the name of an individual investor) and some investments are made indirectly through products that use the Funds as underlying investments, such as Retirement and Benefit Plans, funds of funds, qualified tuition plans, and variable insurance contracts (these products are generally referred to as conduit investment vehicles). If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the name of an individual investor), the intermediary or conduit investment vehicle may impose rules that differ from, and/or charge a transaction or other fee in addition to, those described in this prospectus. Please consult your financial adviser or other financial intermediary for details.
          Unless otherwise provided, the following are certain defined terms used throughout this prospectus:
•	Employer Sponsored Retirement and Benefit Plans include (i) employer sponsored pension or profit sharing plans that qualify under section 401(a) of the Internal Revenue Code of 1986, as amended (the Code), including 401(k), money purchase pension, profit sharing and defined benefit plans; (ii) 403(b) and non-qualified deferred compensation arrangements that operate similar to plans described under (i) above, such as 457 plans and executive deferred compensation arrangements; (iii) health savings accounts maintained pursuant to Section 223 of the Code; and (iv) voluntary employees’ beneficiary arrangements maintained pursuant to Section 501(c)(9) of the Code.
Invesco-Retail-Sup-1 122812

•	Individual Retirement Accounts (IRAs) include Traditional and Roth IRAs.
•	Employer Sponsored IRAs include Simplified Employee Pension (SEP), Salary Reduction Simplified Employee Pension (SAR-SEP), and Savings Incentive Match Plan for Employees of Small Employers (SIMPLE) IRAs.
•	Retirement and Benefit Plans include Employer Sponsored Retirement and Benefit Plans, IRAs and Employer Sponsored IRAs.
          Shareholder Account Information and additional information is available on the Internet at www.invesco.com/us. Go to the tab for “Accounts & Services,” then click on “Service Center,” or consult the Fund’s prospectus and SAI, which are available on that same Web site or upon request free of charge. The Web site is not part of this prospectus.
Choosing a Share Class
Each Fund may offer multiple classes of shares and not all Funds offer all share classes discussed herein. Each class represents an interest in the same portfolio of investments. Certain classes have higher expenses than other classes which may lower the return on your investment when compared to a less expensive class. In deciding which class of shares to purchase, you should consider the following attributes of the various share classes, among other things: (i) the eligibility requirements that apply to purchases of a particular class, (ii) the initial sales charges and contingent deferred sales charges (CDSCs), if any, applicable to the class, (iii) the 12b-1 fee, if any, paid by the class, and (iv) any services you may receive from a financial intermediary. Please contact your financial adviser to assist you in making your decision. Please refer to the prospectus fee table for more information on the fees and expenses of a particular Fund’s share classes.

Share Classes

Class A	Class B	Class C	Class R	Class Y
• Initial sales charge, which may be waived or reduced • CDSC on certain redemptions • 12b-1 fee of up to 0.25°%[1]
•   No initial sales charge

•   CDSC on redemptions within six or fewer years

•   12b-1 fee of up to 1.00%

•   Generally converts to Class A shares on or about the end of the month that is at least eight years after the date on which shares were purchased along with a pro rata portion of reinvested dividends and distributions[2,3]

•   New or additional investments are not permitted.
		• No initial sales charge • CDSC on redemptions within one year[4] • 12b-1 fee of up to 1.00%[5] • Does not convert to Class A shares • Purchase maximums apply	• No initial sales charge • No CDSC • 12b-1 fee of up to 0.50% • Does not convert to Class A shares • Intended for Employer Sponsored Retirement and Benefit Plans	• No initial sales charge • No CDSC • No 12b-1 fee • Does not convert to Class A shares

[1]	Class A2 shares of Invesco Tax-Free Intermediate Fund and Investor Class shares of Invesco Money Market Fund, Invesco Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio do not have a 12b-1 fee, and the Invesco Short Term Bond Fund Class A shares have a 12b-1 fee of 0.15%.

[2]	Class B shares of Invesco Money Market Fund convert to Invesco Cash Reserve Shares. Class BX shares of Invesco Money Market Fund convert to Class AX shares.

[3]	Class B shares and Class BX shares will not convert to Class A shares or Class AX shares, respectively, that have a higher 12b-1 fee rate than the respective Class B shares or Class BX shares at the time of conversion.

[4]	CDSC does not apply to redemption of Class C shares of Invesco Short Term Bond Fund unless you received Class C shares of Invesco Short Term Bond Fund through an exchange from Class C shares from another Invesco Fund that is still subject to a CDSC.

[5]	The 12b-1 fee for Class C shares of certain Funds is less than 1.00%. The “Fees and Expenses of the Fund—Annual Fund Operating Expenses” section of this prospectus reflects the actual 12b-1 fees paid by a Fund.
In addition to the share classes shown in the chart above, the following Funds offer the following additional share classes:
•	Investor Class shares: Invesco Diversified Dividend Fund, Invesco Dynamics Fund, Invesco Energy Fund, Invesco European Growth Fund, Invesco Global Health Care Fund, Invesco Gold & Precious Metals Fund, Invesco High Yield Fund, Invesco International Core Equity Fund, Invesco Leisure Fund, Invesco Money Market Fund, Invesco Municipal Bond Fund, Invesco Real Estate Fund, Invesco Small Cap Growth Fund, Invesco Tax-Exempt Cash Fund, Invesco Technology Fund, Invesco U.S. Government Fund, Invesco U.S. Quantitative Core Fund, Invesco Utilities Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio.

•	Class A2 shares: Invesco Limited Maturity Treasury Fund and Invesco Tax-Free Intermediate Fund;

•	Class AX shares: Invesco Balanced-Risk Retirement Funds and Invesco Money Market Fund;

•	Class BX shares: Invesco Money Market Fund (new or additional investments in Class BX shares are not permitted);

•	Class CX shares: Invesco Balanced-Risk Retirement Funds and Invesco Money Market Fund;

•	Class RX shares: Invesco Balanced-Risk Retirement Funds;

•	Class P shares: Invesco Summit Fund;
Invesco-Retail-Sup-1 122812

•	Class S shares: Invesco Charter Fund, Invesco Conservative Allocation Fund, Invesco Growth Allocation Fund, Invesco Moderate Allocation Fund and Invesco Summit Fund; and

•	Invesco Cash Reserve Shares: Invesco Money Market Fund.
Share Class Eligibility
Class A, B, C and Invesco Cash Reserve Shares
Class A, C and Invesco Cash Reserve Shares are available to all retail investors, including individuals, trusts, corporations, business and charitable organizations and Retirement and Benefit Plans. The share classes offer different fee structures that are intended to compensate financial intermediaries for services provided in connection with the sale of shares and continued maintenance of the customer relationship. You should consider the services provided by your financial adviser and any other financial intermediaries who will be involved in the servicing of your account when choosing a share class.
          Class B shares are closed to new and to additional investors. Existing shareholders of Class B shares may continue as Class B shareholders, continue to reinvest dividends and capital gains distributions in Class B shares and exchange their Class B shares for Class B shares of other Funds as permitted by the current exchange privileges, until they convert. For Class B shares outstanding on November 29, 2010 and Class B shares acquired upon reinvestment of dividends, all Class B share attributes including the associated Rule 12b-1 fee, CDSC and conversion features, will continue.
Class A2 Shares
ClassA2 shares, which are offered only on Invesco Limited Maturity Treasury Fund and Invesco Tax-Free Intermediate Fund, are closed to new investors. All references in this prospectus to Class A shares shall include Class A2 shares, unless otherwise noted.
Class AX, BX, CX and RX Shares
Class AX, BX, CX and RX shares are closed to new investors. Only investors who have continuously maintained an account in Class AX, CX or RX of a specific Fund may make additional purchases into Class AX, CX and RX, respectively, of such specific Fund. All references in this Prospectus to Class A, B, C or R shares of the Invesco Funds shall include Class AX (excluding Invesco Money Market Fund), BX, CX, or RX shares, respectively, of the Invesco Funds, unless otherwise noted. All references in this Prospectus to Invesco Cash Reserve Shares of Invesco Money Market Fund shall include Class AX shares of Invesco Money Market Fund, unless otherwise noted.
Class P Shares
In addition to the other share classes discussed herein, the Invesco Summit Fund offers Class P shares, which were historically sold only through the AIM Summit Investors Plans I and II (each a Plan and, collectively, the Summit Plans). Class P shares are sold with no initial sales charge and have a 12b-1 fee of 0.10%. However, Class P shares are not sold to members of the general public. Only shareholders who had accounts in the Summit Plans at the close of business on December 8, 2006 may purchase Class P shares and only until the total of their combined investments in the Summit Plans and in Class P shares directly equals the face amount of their former Plan under the 30 year extended investment option. The face amount of a Plan is the combined total of all scheduled monthly investments under the Plan. For a Plan with a scheduled monthly investment of $100.00, the face amount would have been $36,000.00 under the 30 year extended investment option.
Class R Shares
Class R shares are intended for eligible Employer Sponsored Retirement and Benefit Plans.
Class S Shares
Class S shares are limited to investors who purchase shares with the proceeds received from a systematic contractual investment plan redemption within the 12 months prior to purchasing Class S shares, and who purchase through an approved financial intermediary that has an agreement with the distributor to sell Class S shares. Class S shares are not otherwise sold to members of the general public. An investor purchasing Class S shares will not pay an initial sales charge. The investor will no longer be eligible to purchase additional Class S shares at that point where the value of the contributions to the prior systematic contractual investment plan combined with the subsequent Class S share contributions equals the face amount of what would have been the investor’s systematic contractual investment plan under the 30-year investment option. The face amount of a systematic contractual investment plan is the combined total of all scheduled monthly investments under that plan. For a plan with a scheduled monthly investment of $100.00, the face amount would have been $36,000.00 under the 30-year extended investment option.
Class Y Shares
Class Y shares are available to (i) investors who purchase through a fee-based advisory account with an approved financial intermediary, (ii) defined contribution plans, defined benefit retirement plans, endowments or foundations, (iii) banks or bank trust departments acting on their own behalf or as trustee or manager for trust accounts, or (iv) any current, former or retired trustee, director, officer or employee (or immediate family members of a current, former or retired trustee, director, officer or employee) of any Invesco Fund or of Invesco Ltd. or any of its subsidiaries. In fee-based advisory programs, a financial intermediary typically charges each investor a fee based on the value of the investor’s account in exchange for servicing that account. Class Y shares are not available for IRAs or Employer Sponsored IRAs.
Invesco-Retail-Sup-1 122812

          Subject to any conditions or limitations imposed on the servicing of Class Y shares by your financial adviser, if you received Class Y shares as a result of a merger or reorganization of a predecessor fund into any of the Funds, you will be permitted to make additional Class Y share purchases.
Investor Class Shares
Some of the Funds offer Investor Class shares. Investor Class shares are sold with no initial sales charge and have a maximum 12b-1 fee of 0.25%. Only the following persons may purchase Investor Class shares:
•	Investors who established accounts prior to April 1, 2002, in Investor Class shares with Invesco Distributors, Inc. (Invesco Distributors) who have continuously maintained an account in Investor Class shares (this includes anyone listed in the registration of an account, such as a joint owner, trustee or custodian, and immediate family members of such persons) with Invesco Distributors. These investors are referred to as “Investor Class grandfathered investors.”

•	Customers of a financial intermediary that has had an agreement with the Funds’ distributor or any Funds that offered Investor Class shares prior to April 1, 2002, that has continuously maintained such agreement. These intermediaries are referred to as “Investor Class grandfathered intermediaries.”

•	Any current, former or retired trustee, director, officer or employee (or immediate family member of a current, former or retired trustee, director, officer or employee) of any Invesco Fund or of Invesco Ltd. or any of its subsidiaries.
Distribution and Service (12b-1) Fees
Except as noted below, each Fund has adopted a distribution plan or distribution plan and service plan pursuant to SEC Rule 12b-1. A 12b-1 plan allows a Fund to pay distribution and service fees to Invesco Distributors to compensate or reimburse, as applicable, Invesco Distributors for its efforts in connection with the sale and distribution of the Fund’s shares and for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the Funds pay these fees out of their assets on an ongoing basis, over time these fees will increase the cost of your investment and may cause you to pay more than the maximum permitted initial sales charges described in this prospectus.
          The following Funds and share classes do not have 12b-1 plans:
•	Invesco Tax-Free Intermediate Fund, ClassA2 shares.

•	Invesco Money Market Fund, Investor Class shares.

•	Invesco Tax-Exempt Cash Fund, Investor Class shares.

•	Premier Portfolio, Investor Class shares.

•	Premier U.S. Government Money Portfolio, Investor Class shares.

•	Premier Tax-Exempt Portfolio, Investor Class shares.

•	All Funds, Class Y shares
Under the applicable distribution plan or distribution plan and service plan, the Funds may pay distribution and service fees up to the following amounts with respect to each Fund’s average daily net assets with respect to such class:
•	Class A shares: 0.25%

•	Class B shares: 1.00%

•	Class C shares: 1.00%

•	Class P shares: 0.10%

•	Class R shares: 0.50%

•	Class S shares: 0.15%

•	Invesco Cash Reserve Shares: 0.15%

•	Investor Class shares: 0.25%
          Please refer to the prospectus fee table for more information on a particular Fund’s 12b-1 fees.
Initial Sales Charges (Class A Shares Only)
The Funds are grouped into four categories for determining initial sales charges. The “Other Information” section of each Fund’s prospectus will tell you the sales charge category in which the Fund is classified. As used below, the term “offering price” with respect to all categories of Class A shares includes the initial sales charge.
If you purchase $1,000,000 or more of Class A shares of Category I or II Funds or $500,000 or more of Class A shares of Category IV Funds (a Large Purchase) the initial sales charge set forth below will be waived; though your shares will be subject to a 1% CDSC if you don’t hold such shares for at least 18 months.
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Category I Initial Sales Charges

			Investor’s Sales Charge
			As a % of	As a % of
Amount invested			Offering Price	Investment

	Less than	$50,000	5.50%	5.82%

	$50,000 but less than	$100,000	4.50	4.71

	$100,000 but less than	$250,000	3.50	3.63

	$250,000 but less than	$500,000	2.75	2.83

	$500,000 but less than	$1,000,000	2.00	2.04

Category II Initial Sales Charges

			Investor’s Sales Charge
			As a % of	As a % of
Amount invested			Offering Price	Investment

	Less than	$100,000	4.25%	4.44%

	$100,000 but less than	$250,000	3.50	3.63

	$250,000 but less than	$500,000	2.50	2.56

	$500,000 but less than	$1,000,000	2.00	2.04

Category III Initial Sales Charges

			Investor’s Sales Charge
			As a % of	As a % of
Amount invested			Offering Price	Investment

	Less than	$100,000	1.00%	1.01%

	$100,000 but less than	$250,000	0.75	0.76

	$250,000 but less than	$1,000,000	0.50	0.50

Category IV Initial Sales Charges

			Investor’s Sales Charge
			As a % of	As a % of
Amount invested			Offering Price	Investment

	Less than	$100,000	2.50%	2.56%

	$100,000 but less than	$250,000	1.75	1.78

	$250,000 but less than	$500,000	1.25	1.27

Class A Shares Sold Without an Initial Sales Charge
The following types of investors may purchase Class A shares without paying an initial sales charge:
•	Investors who purchase shares through a fee-based advisory account with an approved financial intermediary. In a fee based advisory program, a financial intermediary typically charges each investor a fee based on the value of the investor’s account in exchange for servicing that account.
•	Employer Sponsored Retirement and Benefit Plans and Employer Sponsored IRAs maintained on retirement platforms or by the Funds’ transfer agent or its affiliates:
•	with assets of at least $1 million; or

•	with at least 100 employees eligible to participate in the plan; or

•	that execute plan level or multiple-plan level transactions through a single omnibus account per Fund.
•	Any investor who purchases his or her shares with the proceeds of an in-kind rollover, transfer or distribution from a Retirement and Benefit Plan where the account being funded by such rollover is to be maintained by the same financial intermediary, trustee, custodian or administrator that maintained the plan from which the rollover distribution funding such rollover originated, or an affiliate thereof.
•	Investors who own Investor Class shares of a Fund, who purchase Class A shares of a different Fund.

•	Qualified Tuition Programs created and maintained in accordance with Section 529 of the Code.

•	Funds of funds or other pooled investment vehicles.

•	Insurance company separate accounts.

•	Any current or retired trustee, director, officer or employee of any Invesco Fund or of Invesco Ltd. or any of its subsidiaries.

•	Any registered representative or employee of any financial intermediary who has an agreement with Invesco Distributors to sell shares of the Invesco Funds (this includes any members of his or her immediate family).

•	Any investor purchasing shares through a financial intermediary that has a written arrangement with the Funds’ distributor in which the Funds’ distributor has agreed to participate in a no transaction fee program in which the financial intermediary will make Class A shares available without the imposition of a sales charge.
In addition, investors may acquire Class A shares without paying an initial sales charge in connection with:
•	reinvesting dividends and distributions;
•	exchanging shares of one Fund that were previously assessed a sales charge for shares of another Fund;
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•	purchasing shares in connection with the repayment of an Employer Sponsored Retirement and Benefit Plan loan administered by the Funds’ transfer agent; and
•	purchasing Class A shares with proceeds from the redemption of Class B, Class C, Class R or Class Y shares where the redemption and purchase are effectuated on the same business day due to the distribution of a Retirement and Benefit Plan maintained by the Funds’ transfer agent or one of its affiliates.
          Invesco Distributors also permits certain other investors to invest in Class A shares without paying an initial sales charge as a result of the investor’s current or former relationship with the Invesco Funds. For additional information about such eligibility, please reference the Funds’ SAI.
          In all instances, it is the purchaser’s responsibility to notify Invesco Distributors or the purchaser’s financial intermediary of any relationship or other facts qualifying the purchaser as eligible to purchase Class A shares without paying an initial sales charge and to provide all necessary documentation of such facts.
          It is possible that a financial intermediary may not, in accordance with its policies and procedures, be able to offer one or more of these waiver categories. If this situation occurs, it is possible that the investor would need to invest directly through Invesco Distributors in order to take advantage of the waiver. The Funds may terminate or amend the terms of these sales charge waivers at any time.
Qualifying for Reduced Sales Charges and Sales Charge Exceptions
The following types of accounts qualify for reduced sales charges or sales charge exceptions under Rights of Accumulation (ROAs) and Letters of Intent (LOIs). These types of accounts are referred to as “ROA/LOI Eligible Purchasers”:
1.	an individual account owner;

2.	immediate family of the individual account owner (including the individual’s spouse or domestic partner and the individual’s children, step-children or grandchildren) as well as the individual’s parents, step-parents, the parents of the individual’s spouse or domestic partner, grandparents and siblings;

3.	a Retirement and Benefit Plan so long as the plan is established exclusively for the benefit of an individual account owner; and

4.	a Coverdell Education Savings Account (Coverdell ESA), maintained pursuant to Section 530 of the Code (in either case, the account must be established by an individual account owner or have an individual account owner named as the beneficiary thereof).
          Alternatively, an Employer Sponsored Retirement and Benefit Plan or Employer Sponsored IRA may be considered a ROA/LOI Eligible Purchaser at the plan level, and receive a reduced applicable initial sales charge for a new purchase based on the total value of the current purchase and the value of other shares owned by the plan’s participants if:
a)	the employer or plan sponsor submits all contributions for all participating employees in a single contribution transmittal (the Invesco Funds will not accept separate contributions submitted with respect to individual participants);

b)	each transmittal is accompanied by checks or wire transfers; and

c)	if the Invesco Funds are expected to carry separate accounts in the names of each of the plan participants, (i) the employer or plan sponsor notifies Invesco Distributors in writing that the separate accounts of all plan participants should be linked, and (ii) all new participant accounts are established by submitting an appropriate Account Application on behalf of each new participant with the contribution transmittal.
          Participant accounts in a retirement plan that is a ROA/LOI Eligible Purchaser at the plan level may not also be considered a ROA/LOI Eligible Purchaser for the benefit of an individual account owner.
          In all instances, it is the purchaser’s responsibility to notify Invesco Distributors or the purchaser’s financial intermediary of any relationship or other facts qualifying the purchaser as eligible for reduced sales charges and/or sales charge exceptions and to provide all necessary documentation of such facts in order to qualify for reduced sales charges or sales charge exceptions. For additional information on linking accounts to qualify for ROA or LOI, please see the Funds’ SAI.
          Purchases of Class A shares of Invesco Tax-Exempt Cash Fund or Invesco Cash Reserve Shares of Invesco Money Market Fund or Investor Class shares of any Fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges pursuant to ROAs or LOIs.
Rights of Accumulation
Purchasers that qualify for ROA may combine new purchases of Class A shares of a Fund with shares of the Fund or other open-end Invesco Funds currently owned (Class A, B, C, IB, IC, P, R, S or Y) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase will be based on the total of your current purchase and the value of other shares owned based on their current public offering price. The Funds’ transfer agent may automatically link certain accounts registered in the same name with the same taxpayer identification number for the purpose of qualifying you for lower initial sales charge rates.
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Letters of Intent
Under a LOI, you commit to purchase a specified dollar amount of Class A shares of one or more Funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full amount committed to in the LOI is not invested by the end of the 13-month period, your account will generally be assessed the higher initial sales charge that would normally be applicable to the total amount actually invested.
Reinstatement Following Redemption
If you redeem any class of shares of a Fund, you may reinvest all or a portion of the proceeds from the redemption in the same share class of any Fund in the same Category within 180 days of the redemption without paying an initial sales charge. Class B, P and S redemptions may be reinvested into Class A shares without an initial sales charge and Class Y and Class R redemptions may be reinvested into Class A shares without an initial sales charge or Class Y or Class R shares.
          This reinstatement privilege does not apply to a purchase made through a regularly scheduled automatic investment plan, such as a purchase by a regularly scheduled payroll deduction or transfer from a bank account.
          This reinstatement privilege shall be suspended for the period of time in which a purchase block is in place on a shareholder’s account. Please see “Purchase Blocking Policy” discussed below.
          In order to take advantage of this reinstatement privilege, you must inform your financial adviser or the Funds’ transfer agent that you wish to do so at the time of your reinvestment.
Contingent Deferred Sales Charges (CDSCs)
CDSCs on Class A Shares and Invesco Cash Reserve Shares of Invesco Money Market Fund
Any shares of a Large Purchase of Class A shares redeemed prior to 18 months after the date of purchase will be subject to a CDSC of 1%.
          If Invesco Distributors pays a concession to a financial intermediary in connection with a Large Purchase of Class A shares by an Employer Sponsored Retirement and Benefit Plan or Employer Sponsored IRA, the Class A shares will be subject to a 1% CDSC if all of the Employer Sponsored Retirement and Benefit Plan’s or Employer Sponsored IRA’s shares are redeemed within one year from the date of initial purchase.
          If you acquire Invesco Cash Reserve Shares of Invesco Money Market Fund or Class A shares of Invesco Tax-Exempt Cash Fund through an exchange involving Class A shares that were subject to a CDSC, the shares acquired as a result of the exchange will continue to be subject to that same CDSC.
CDSCs on Class B Shares
Existing Class B shares are subject to a CDSC if you redeem during the CDSC period at the rate set forth below, unless you qualify for a CDSC exception as described in this Shareholder Account Information section of this prospectus.

CDSC Category I
Year since purchase made	Class B CDSC

First	5.00%
Second	4.00
Third	3.00
Fourth	3.00
Fifth	2.00
Sixth	1.00
Seventh and following	None

CDSC Category II
Year since purchase made	Class B CDSC

First	5.00%
Second	4.00
Third	3.00
Fourth	2.00
Fifth	2.00
Sixth	1.00
Seventh and following	None

CDSC Category III
Year since purchase made	Class B CDSC

First	5.00%
Second	4.00
Third	3.00
Fourth	2.50
Fifth	1.50
Sixth	None
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CDSC Category IV
Year since purchase made	Class B CDSC

First	4.00%
Second	3.75
Third	3.50
Fourth	2.50
Fifth	1.50
Sixth	1.00
Seventh and following	None

CDSC Category V
Year since purchase made	Class B CDSC

First	2.00%
Second	1.50
Third	1.00
Fourth	0.50
Fifth and following	None

	Class B CDSC	Class B CDSC
CDSC Category VI	Purchased before	Purchased on or after
Year since purchase made	June 1, 2005	June 1, 2005

First	3.00%	4.00%
Second	2.50	4.00
Third	2.00	3.00
Fourth	1.00	2.50
Fifth	None	1.50
Sixth and following	None	None

CDSC Category VII
Year since purchase made	Class B CDSC

First	4.00%
Second	4.00
Third	3.00
Fourth	2.50
Fifth	1.50
Sixth and following	None
CDSCs on Class C Shares
Class C shares are subject to a CDSC. If you redeem your shares during the first year since your purchase has been made you will be assessed a 1% CDSC, unless you qualify for one of the CDSC exceptions outlined below.
CDSCs on Class C Shares—Employer Sponsored Retirement and Benefit Plans and Employer Sponsored IRAs
Class C shares are subject to a 1.00% CDSC at the time of redemption if all of the Employer Sponsored Retirement and Benefit Plan’s or Employer Sponsored IRA’s shares are redeemed within one year from the date of initial purchase.
CDSCs on Class C Shares of Invesco Short Term Bond Fund
While Class C shares of Invesco Short Term Bond Fund are not subject to a CDSC, if you acquired shares of Invesco Short Term Bond Fund through an exchange, and the shares originally purchased were subject to a CDSC, the shares acquired as a result of the exchange will continue to be subject to that same CDSC. Conversely, if you acquire Class C shares of any other Fund as a result of an exchange involving Class C shares of Invesco Short Term Bond Fund that were not subject to a CDSC, then the shares acquired as a result of the exchange will not be subject to a CDSC.
Computing a CDSC
The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current net asset value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, shares are accounted for on a first-in, first-out basis, which means that you will redeem shares on which there is no CDSC first, and then shares in the order of their purchase.
CDSC Exceptions
Investors who own shares that are otherwise subject to a CDSC will not pay a CDSC in the following circumstances:
•	If you participate in the Systematic Redemption Plan and withdraw up to 12% of the value of your shares that are subject to a CDSC in any twelve-month period.
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•	If you redeem shares to pay account fees.
•	If you are the executor, administrator or beneficiary of an estate or are otherwise entitled to assets remaining in an account following the death or post-purchase disability of a shareholder or beneficial owner and you choose to redeem those shares.
There are other circumstances under which you may be able to redeem shares without paying CDSCs. For additional information about such circumstances, please see the Appendix entitled “Purchase, Redemption and Pricing of Shares” in each Fund’s SAI.
Shares acquired through the reinvestment of dividends and distributions are not subject to CDSCs.
The following share classes are sold without a CDSC:
•	Class C shares of Invesco Short Term Bond Fund.

•	Class A shares of Invesco Tax-Exempt Cash Fund.

•	Class A2 shares of Invesco Limited Maturity Treasury Fund and Invesco Tax-Free Intermediate Fund.

•	Invesco Cash Reserve Shares of Invesco Money Market Fund.

•	Investor Class shares of any Fund.

•	Class P shares of Invesco Summit Fund.

•	Class S shares of Invesco Charter Fund, Invesco Conservative Allocation Fund, Invesco Growth Allocation Fund, Invesco Moderate Allocation Fund and Invesco Summit Fund.

•	Class Y shares of any Fund.
CDSCs Upon Converting to Class Y Shares
If shares that are subject to a CDSC are converted to Class Y shares, the applicable CDSC will be assessed prior to conversion.
Purchasing Shares
If you hold your shares through a financial intermediary, your eligibility to purchase shares and the terms by which you may purchase, redeem and exchange shares may differ depending on your financial intermediary’s policies.
Minimum Investments
There are no minimum investments for Class P, R or S shares for fund accounts. The minimum investments for Class A, C, Y, Investor Class and Invesco Cash Reserve shares for fund accounts are as follows:

		Additional
	Initial Investment	Investments
Type of Account	Per Fund	Per Fund

Asset or fee-based accounts managed by your financial adviser	None	None
Employer Sponsored Retirement and Benefit Plans and Employer Sponsored IRAs	None	None
IRAs and Coverdell ESAs if the new investor is purchasing shares through a systematic purchase plan	$25	$25
All other accounts if the investor is purchasing shares through a systematic purchase plan	50	50
IRAs and Coverdell ESAs	250	25
All other accounts	1,000	50
Invesco Distributors has the discretion to accept orders on behalf of clients for lesser amounts
How to Purchase Shares

	Opening An Account	Adding To An Account
Through a Financial Adviser	Contact your financial adviser	Contact your financial adviser.
By Mail	Mail completed account application and check to the Funds’ transfer agent, Invesco Investment Services, Inc.,
P.O. Box 219078,
Kansas City, MO 64121-9078.
	The Funds’ transfer agent does NOT accept the following types of payments: Credit Card Checks, Third Party Checks, and Cash*.	Mail your check and the remittance slip from your confirmation statement to the Funds’ transfer agent. The Funds’ transfer agent does NOT accept the following types of payments: Credit Card Checks, Third Party Checks, and Cash*.

By Wire	Mail completed account application to the Funds’ transfer agent. Call the Funds’ transfer agent at (800) 959-4246 to receive a reference number. Then, use the wire instructions provided below.	Call the Funds’ transfer agent to receive a reference number. Then, use the wire instructions provided below.

Wire Instructions	Beneficiary Bank ABA/Routing #: 011001234 Beneficiary Account Number: 729639 Beneficiary Account Name: Invesco Investment Services, Inc. RFB: Fund Name, Reference # OBI: Your Name, Account #

By Telephone	Open your account using one of the methods described above.	Select the Bank Account Information option on your completed account application or complete a Systematic Options and Bank Information Form. Mail the application or form to the Funds’ transfer agent. Once the Funds’ transfer agent has received the form, call the Funds’ transfer agent at the number below to place your purchase order.
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	Opening An Account	Adding To An Account
Automated Investor Line	Open your account using one of the methods described above.	Call the Funds’ transfer agent’s 24-hour Automated Investor Line at 1-800-246-5463. You may place your order after you have provided the bank instructions that will be requested.

By Internet	Open your account using one of the methods described above.	Access your account at www.invesco.com/us. The proper bank instructions must have been provided on your account. You may not purchase shares in Retirement and Benefit Plans on the internet.

*	Cash includes cash equivalents. Cash equivalents are cashier’s checks, official checks, bank drafts, traveler’s checks, treasurer’s checks, postal money orders or money orders. The Funds’ transfer agent reserves the right to reject, at its sole discretion, payment by Temporary/Starter Checks.
          Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Funds verify and record your identifying information.
Systematic Purchase Plan
You can arrange for periodic investments in any of the Funds by authorizing the Funds’ transfer agent to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $25 per Fund for IRAs and Coverdell ESAs, and at least $50 per Fund for all other types of accounts (a Systematic Purchase Plan). You may stop the Systematic Purchase Plan at any time by giving the Funds’ transfer agent notice ten days prior to your next scheduled withdrawal. Certain financial advisers and other financial intermediaries may also offer systematic purchase plans.
Dollar Cost Averaging
Dollar Cost Averaging allows you to make automatic periodic exchanges, if permitted, from one Fund to another Fund or multiple other Funds. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the day of the month you specify, in the amount you specify. Dollar Cost Averaging cannot be set up for the 29th through the 31st of the month. The minimum amount you can exchange to another Fund is $50. Your financial intermediary may offer alternative dollar cost averaging programs with different requirements.
Automatic Dividend and Distribution Investment
Your dividends and distributions may be paid in cash or reinvested in the same Fund or another Fund without paying an initial sales charge. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same Fund. If you elect to receive your distributions by check or ACH, and the distribution amount is $10 or less, then the amount will be automatically reinvested in the same Fund and no check will be issued. If you have elected to receive distributions by check, and the postal service is unable to deliver checks to your address of record, then your distribution election may be converted to having all subsequent distributions reinvested in the same Fund and no checks will be issued. With respect to certain account types, if your check remains uncashed for six months, the Fund generally reserves the right to reinvest your distribution check in your account at the then applicable NAV and to reinvest all subsequent distributions in shares of the Fund. Such checks will be reinvested into the same share class of the Fund unless you own shares in both Class A and Class B of the same Fund, in which case the check will be reinvested into the Class A shares. You should contact the Funds’ transfer agent to change your distribution option, and your request to do so must be received by the Funds’ transfer agent before the record date for a distribution in order to be effective for that distribution. No interest will accrue on amounts represented by uncashed distribution checks.
          You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another Fund:
•	Your account balance in the Fund paying the dividend or distribution must be at least $5,000; and

•	Your account balance in the Fund receiving the dividend or distribution must be at least $500.
Portfolio Rebalancing Program
If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your Fund holdings should be rebalanced, on a percentage basis, between two and up to ten of your Funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your Funds for shares of the same class of one or more other Funds in your portfolio. Rebalancing will not occur if your portfolio is within 2% of your stated allocation. If you wish to participate in the Program, make changes or cancel the Program, the Funds’ transfer agent must receive your request to participate, make changes, or cancel in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. The Fund may modify, suspend or terminate the Program at any time on 60 days’ prior written notice to participating investors. Certain financial advisers and other financial intermediaries may also offer portfolio rebalancing programs.
Redeeming Shares
For Funds other than Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, the Funds’ transfer agent or authorized intermediary, if applicable, must receive your call during the hours of the customary trading session of the New York Stock Exchange (NYSE) in order to effect the redemption at that day’s net asset value. For Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, the Funds’ transfer agent or authorized intermediary, if applicable, must receive your call before the Funds’ net asset value determination in order to effect the redemption that day.
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Your broker or financial intermediary may charge service fees for handling redemption transactions.

How to Redeem Shares

Through a Financial Adviser or Financial Intermediary By Mail	Contact your financial adviser or financial intermediary. Send a written request to the Funds’ transfer agent which includes:

•     Original signatures of all registered owners/trustees;

•     The dollar value or number of shares that you wish to redeem;

•     The name of the Fund(s) and your account number;

•     The cost basis method or specific shares you wish to redeem for tax reporting purposes, if different than the method already on record; and

•     Signature guarantees, if necessary (see below).

•     The Funds’ transfer agent may require that you provide additional documentation, or information, such as corporate resolutions or powers of attorney, if applicable. If you are redeeming from a Retirement and Benefit Plan, you must complete the appropriate distribution form.

By Telephone	Call the Funds’ transfer agent at 1-800-959-4246. You will be allowed to redeem by telephone if:

•     Your redemption proceeds are to be mailed to your address on record (and there has been no change in your address of record within the last 30 days) or transferred electronically to a pre-authorized checking account;

•     You do not hold physical share certificates;

•     You can provide proper identification information;

•     Your redemption proceeds do not exceed $250,000 per Fund; and

• You have not previously declined the telephone redemption privilege.
You may, in limited circumstances, initiate a redemption from an Invesco IRA by telephone. Redemptions from Retirement and Benefit Plans may be initiated only in writing and require the completion of the appropriate distribution form, as well as employer authorization.

Automated Investor Line	Call the Funds’ transfer agent’s 24-hour Automated Investor Line at 1-800-246-5463. You may place your redemption order after you have provided the bank instructions that will be requested.

By Internet	Place your redemption request at www.invesco.com/us. You will be allowed to redeem by Internet if:

•     You do not hold physical share certificates;

•     You can provide proper identification information;

•     Your redemption proceeds do not exceed $250,000 per Fund; and

•     You have already provided proper bank information.

Redemptions from Retirement and Benefit Plans may be initiated only in writing and require the completion of the appropriate distribution form, as well as employer authorization.
Timing and Method of Payment
The Funds’ transfer agent normally will send out payments within one business day, and in any event no more than seven days, after your redemption request is received in good order. “Good order” means that all necessary information and documentation related to the redemption request have been provided to the Funds’ transfer agent or authorized intermediary, if applicable. If your request is not in good order, the Funds’ transfer agent may require additional documentation in order to redeem your shares. If you redeem shares recently purchased by check or ACH, you may be required to wait up to ten business days before your redemption proceeds are sent. This delay is necessary to ensure that the purchase has cleared. Payment may be postponed under unusual circumstances, as allowed by the SEC, such as when the NYSE restricts or suspends trading.
          Redemption checks are mailed to your address of record, via first class U.S. mail, unless you make other arrangements with the Funds’ transfer agent.
          The Funds’ transfer agent uses reasonable procedures to confirm that instructions communicated via telephone and the Internet are genuine, and the Funds and the Funds’ transfer agent are not liable for losses arising from actions taken in accordance with instructions that are reasonably believed to be genuine.
Expedited Redemptions (for Invesco Cash Reserve Shares of Invesco Money Market Fund only)
If you place your redemption order by telephone, before 11:30 a.m. Eastern Time and request an expedited redemption, the Funds’ transfer agent will transmit payment of redemption proceeds on that same day via federal wire to a bank of record on your account. If the Funds’ transfer agent receives your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, it will transmit payment on the next business day.
Suspension of Redemptions
The right of redemption may be suspended or the date of payment postponed when (a) trading on the NYSE is restricted, as determined by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency as determined by the SEC exists making disposition of portfolio securities or the valuation of the net assets of the Fund not reasonably practicable. With respect to Invesco Money Market Fund, Invesco Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, in the event that the Board of Trustees, including a majority of Trustees who are not interested persons of the Trust as defined in the 1940 Act, determines that the extent of the deviation between a Fund’s amortized cost per share and its current net asset value per share calculated using available market quotations (or an appropriate substitute that
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reflects current market conditions) may result in material dilution or other unfair results to the Fund’s investors or existing shareholders, and irrevocably has approved the liquidation of the Fund, the Board of Trustees has the authority to suspend redemptions of the Fund’s shares.
Systematic Withdrawals
You may arrange for regular periodic withdrawals from your account in amounts equal to or greater than $50 per Fund. The Funds’ transfer agent will redeem the appropriate number of shares from your account to provide redemption proceeds in the amount requested. You must have a total account balance of at least $5,000 in order to establish a Systematic Redemption Plan, unless you are establishing a Required Minimum Distribution for a Retirement and Benefit Plan. You can stop this plan at any time by giving ten days’ prior notice to the Funds’ transfer agent.
Check Writing
The Funds’ transfer agent provides check writing privileges for accounts in the following Funds and share classes:
•	Invesco Money Market Fund, Invesco Cash Reserve Shares, Class AX shares, Class Y shares and Investor Class shares

•	Invesco Tax-Exempt Cash Fund, Class A shares, Class Y shares and Investor Class shares

•	Premier Portfolio, Investor Class shares

•	Premier Tax-Exempt Portfolio, Investor Class shares

•	Premier U.S. Government Money Portfolio, Investor Class shares
          You may redeem shares of these Funds by writing checks in amounts of $250 or more if you have subscribed to the service by completing a Check Writing authorization form.
          Redemption by check is not available for Retirement and Benefit Plans . Checks are not eligible to be converted to ACH by the payee. You may not give authorization to a payee by phone to debit your account by ACH for a debt owed to the payee.
Signature Guarantees
The Funds’ transfer agent requires a signature guarantee in the following circumstances:
•	When your redemption proceeds will equal or exceed $250,000 per Fund.

•	When you request that redemption proceeds be paid to someone other than the registered owner of the account.

•	When you request that redemption proceeds be sent somewhere other than the address of record or bank of record on the account.

•	When you request that redemption proceeds be sent to a new address or an address that changed in the last 30 days.
          The Funds’ transfer agent will accept a guarantee of your signature by a number of different types of financial institutions. Call the Funds’ transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution to determine whether the signature guarantee offered will be sufficient to cover the value of your transaction request.
Redemptions in Kind
Although the Funds generally intend to pay redemption proceeds solely in cash, the Funds reserve the right to determine, in their sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).
Redemptions Initiated by the Funds
If your account (Class A, B, C, P, S and Investor Class shares only) has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months, the Funds have the right to redeem the account after giving you 60 days’ prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 or by initiating a Systematic Purchase Plan.
          If a Fund determines that you have not provided a correct Social Security or other tax identification number on your account application, or the Fund is not able to verify your identity as required by law, the Fund may, at its discretion, redeem the account and distribute the proceeds to you.
Minimum Account Balance
A low balance fee of $12 per year will be deducted in the fourth quarter of each year from all Class A share, Class C share and Investor Class share accounts held in the Funds (each a Fund Account) with a value less than the low balance amount (the Low Balance Amount) as determined from time to time by the Funds and the Adviser. The Funds and the Adviser generally expect the Low Balance Amount to be $750, but such amount may be adjusted for any year depending on various factors, including market conditions. The Low Balance Amount and the date on which it will be deducted from any Fund Account will be posted on our Web site, www.invesco.com/us, on or about November 1 of each year. This fee will be payable to the Funds’ transfer agent by redeeming from a Fund Account sufficient shares owned by a shareholder and will be used by the Funds’ transfer agent to offset amounts that would otherwise be payable by the Funds to the Funds’ transfer agent under the Funds’ transfer agency agreement with the Funds’ transfer agent. The low balance fee is not applicable to Fund Accounts comprised of: (i) fund of funds accounts, (ii) escheated accounts, (iii) accounts participating in a Systematic Purchase Plan established directly with a Fund, (iv) accounts with Dollar Cost Averaging, (v) accounts in which Class B Shares are immediately involved in the automatic conversion to Class A Shares, and those corresponding Class A Shares immediately involved in such conversion, (vi) accounts in which all shares are evidenced by share certificates, (vii) Retirement and Benefit Plans, (viii) forfeiture accounts in connection with Employer Sponsored Retirement and Benefit Plans (ix) investments in Class B, Class P,
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Class R, Class S or Class Y Shares, (x) certain money market funds (Investor Class of Premier U.S. Government Money, Premier Tax-Exempt and Premier Portfolios; all classes of Invesco Money Market Fund; and all classes of Invesco Tax-Exempt Cash Fund), or (xi) accounts in Class A shares established pursuant to an advisory fee program.
Exchanging Shares
You may, under certain circumstances, exchange shares in one Fund for those of another Fund. An exchange is the purchase of shares in one Fund which is paid for with the proceeds from a redemption of shares of another Fund effectuated on the same day. Any gain on the transaction may be subject to federal income tax. Accordingly, the procedures and processes applicable to redemptions of Fund shares, as discussed under the heading “Redeeming Shares” above, will apply. Before requesting an exchange, review the prospectus of the Fund you wish to acquire.
          All exchanges are subject to the limitations set forth in the prospectuses of the Funds. If you wish to exchange shares of one Fund for those of another Fund, you must consult the prospectus of the Fund whose shares you wish to acquire to determine whether the Fund is offering shares to new investors and whether you are eligible to acquire shares of that Fund.
Permitted Exchanges
Except as otherwise provided herein or in the SAI, you generally may exchange your shares for shares of the same class of another Fund. The following table shows generally permitted exchanges from one Fund to another Fund (exceptions listed below under “Exchanged Not Permitted”):

Exchange From	Exchange To

Invesco Cash Reserve Shares	Class A, C, R, Investor Class

Class A	Class A, Investor Class, Invesco Cash Reserve Shares

Class A2	Class A, Investor Class, Invesco Cash Reserve Shares

Class AX	Class A, AX, Investor Class, Invesco Cash Reserve Shares

Investor Class	Class A, Investor Class

Class P	Class A, Invesco Cash Reserve Shares

Class S	Class A, S, Invesco Cash Reserve Shares

Class B	Class B

Class BX	Class B

Class C	Class C

Class CX	Class C, CX

Class R	Class R

Class RX	Class R, RX

Class Y	Class Y
Exchanges into Invesco Senior Loan Fund
Invesco Senior Loan Fund is a closed-end fund that continuously offers its shares pursuant to the terms and conditions of its prospectus. The Adviser is the investment adviser for the Invesco Senior Loan Fund. As with the Invesco Funds, you generally may exchange your shares of Class A (Invesco Cash Reserve Shares of Invesco Money Market Fund), Class B or Class C of any Invesco Fund for shares of Class A, Class B or Class C, respectively, of Invesco Senior Loan Fund. Please refer to the prospectus for the Invesco Senior Loan Fund for more information, including limitations on exchanges out of Invesco Senior Loan Fund.
Exchanges Not Permitted
The following exchanges are not permitted:
•	Investor Class shares cannot be exchanged for Class A shares of any Fund which offers Investor Class shares.

•	Class A2 shares of Invesco Limited Maturity Treasury Fund and Invesco Tax-Free Intermediate Fund cannot be exchanged for Class A shares of those Funds.

•	Invesco Cash Reserve Shares cannot be exchanged for Class C or R shares if the shares being exchanged were acquired by exchange from Class A shares of any Fund.

•	All existing systematic exchanges and reallocations will cease and these options will no longer be available on all 403(b) prototype plans.
Exchange Conditions
The following conditions apply to all exchanges:
•	Shares must have been held for at least one day prior to the exchange with the exception of dividends and distributions that are reinvested; and

•	If you have physical share certificates, you must return them to the Funds’ transfer agent in order to effect the exchange.
          Under unusual market conditions, a Fund may delay the exchange of shares for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. The exchange privilege is not an option or right to purchase shares. Any of the participating Funds or the distributor may modify or terminate this privilege at any time.
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Initial Sales Charges, CDSCs and 12b-1 Fees on Applicable to Exchanges
You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange into shares that are subject to a CDSC, the Funds’ transfer agent will begin the holding period for purposes of calculating the CDSC on the date you made your initial purchase.
          In addition, as a result of differences in the forms of distribution plans and distribution plans and service plans among the Funds, certain exchanges of Class A shares, Class B shares, Class C shares, and Class R shares of a Fund for the same class of shares of another Fund may result in investors paying a higher or a lower 12b-1 fee on the Fund being exchanged into. Please refer to the prospectus fee table and financial highlights table and the SAI for more information on the fees and expenses, including applicable 12b-1 fees, of the Fund you wish to acquire.
Share Class Conversions
Shares of one class of a Fund may be converted into shares of another class of the same Fund, provided that you are eligible to buy that share class. Investors who hold Fund shares through a financial intermediary that does not have an agreement to make certain share classes of the Funds available or that cannot systematically support the conversion may not be eligible to convert their shares. Furthermore, your financial intermediary may have discretion to effect a conversion on your behalf. Consult with your financial intermediary for details. Any CDSC associated with the converting shares will be assessed immediately prior to the conversion to the new share class. The conversion of shares of one class of a Fund into shares of another class of the same Fund is not taxable for federal income tax purposes and no gain or loss will be reported on the transaction. See the applicable prospectus for share class information.
          Fees and expenses differ between share classes. You should read the prospectus for the share class into which you are seeking to convert your shares prior to the conversion.
Share Class Conversions Not Permitted
The following share class conversions are not permitted:
•	Conversions into or out of Class B or Class BX of the same Fund (except for automatic conversions to Class A or Class AX, respectively, of the same Fund, as described under “Choosing a Share Class” in this prospectus).

•	Conversions into Class A from Class A2 of the same Fund.

•	Conversions into Class A2, Class AX, Class CX, Class P, Class RX or Class S of the same Fund.

•	Conversions involving share classes of Invesco Senior Loan Fund.
Rights Reserved by the Funds
Each Fund and its agents reserve the right at any time to:
•	Reject or cancel all or any part of any purchase or exchange order.

•	Modify any terms or conditions related to the purchase, redemption or exchange of shares of any Fund.

•	Reject or cancel any request to establish a Systematic Purchase Plan, Systematic Redemption Plan or Portfolio Rebalancing Program.

•	Modify or terminate any sales charge waivers or exceptions.

•	Suspend, change or withdraw all or any part of the offering made by this prospectus.
Excessive Short-Term Trading Activity (Market Timing) Disclosures
While the Funds provide their shareholders with daily liquidity, their investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of our policies described below. Excessive short-term trading activity in the Funds’ shares (i.e., a purchase of Fund shares followed shortly thereafter by a redemption of such shares, or vice versa) may hurt the long-term performance of certain Funds by requiring them to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of such Funds by causing them to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted. The Boards of Trustees of the Funds (collectively, the Board) have adopted policies and procedures designed to discourage excessive or short-term trading of Fund shares for all Funds except the money market funds. However, there is the risk that these Funds’ policies and procedures will prove ineffective in whole or in part to detect or prevent excessive or short-term trading. These Funds may alter their policies at any time without prior notice to shareholders if the Adviser believes the change would be in the best interests of long-term shareholders.
          Invesco and certain of its corporate affiliates (Invesco and such affiliates, collectively, the Invesco Affiliates) currently use the following tools designed to discourage excessive short-term trading in the retail Funds:
•	Trade activity monitoring.

•	Discretion to reject orders.

•	Purchase blocking.

•	The use of fair value pricing consistent with procedures approved by the Board.
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          Each of these tools is described in more detail below. Although these tools are designed to discourage excessive short-term trading, you should understand that none of these tools alone nor all of them taken together eliminate the possibility that excessive short-term trading activity in the Funds will occur. Moreover, each of these tools involves judgments that are inherently subjective. Invesco Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with long-term shareholder interests.
          Money Market Funds. The Boards of Invesco Money Market Fund, Invesco Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio (the money market funds) have not adopted any policies and procedures that would limit frequent purchases and redemptions of such Funds’ shares. The Boards of the money market funds considered the risks of not having a specific policy that limits frequent purchases and redemptions, and determined that those risks were minimal. Nonetheless, to the extent that a money market fund must maintain additional cash and/or securities with short-term durations in greater amounts than may otherwise be required or borrow to honor redemption requests, the money market fund’s yield could be negatively impacted.
          The Boards of the money market funds do not believe that it is appropriate to adopt any such policies and procedures for the money market funds for the following reasons:
•	The money market funds are offered to investors as cash management vehicles; investors must perceive an investment in such Funds as an alternative to cash, and must be able to purchase and redeem shares regularly and frequently.

•	One of the advantages of a money market fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of the money market funds will be detrimental to the continuing operations of such Funds.

•	The money market funds’ portfolio securities are valued on the basis of amortized cost, and such Funds seek to maintain a constant net asset value. As a result, there are no price arbitrage opportunities.

•	Because the money market funds seek to maintain a constant net asset value, investors expect to receive upon redemption the amount they originally invested in such Funds.
Trade Activity Monitoring
Invesco Affiliates monitor selected trades on a daily basis in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, Invesco Affiliates believe that a shareholder has engaged in excessive short-term trading, they will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the shareholder to take action to stop such activities or (ii) refusing to process future purchases or exchanges related to such activities in the shareholder’s accounts other than exchanges into a money market fund. Invesco Affiliates will use reasonable efforts to apply the Funds’ policies uniformly given the practical limitations described above.
          The ability of Invesco Affiliates to monitor trades that are made through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and through conduit investment vehicles may be limited or non-existent.
Discretion to Reject Orders
If a Fund or an Invesco Affiliate determines, in its sole discretion, that your short-term trading activity is excessive, the Fund may, in its sole discretion, reject any additional purchase and exchange orders. This discretion may be exercised with respect to purchase or exchange orders placed directly with the Funds’ transfer agent or through a financial intermediary.
Purchase Blocking Policy
The Funds (except those listed below) have adopted a policy under which any shareholder redeeming shares having a value of $5,000 or more from a Fund on any trading day will be precluded from investing in that Fund for 30 calendar days after the redemption transaction date. The policy applies to redemptions and purchases that are part of exchange transactions. Under the purchase blocking policy, certain purchases will not be prevented and certain redemptions will not trigger a purchase block, such as: purchases and redemptions of shares having a value of less than $5,000; systematic purchase, redemption and exchange account options; transfers of shares within the same Fund; non-discretionary rebalancing in fund-of-funds; asset allocation features; fee-based accounts; account maintenance fees; small balance account fees; plan-level omnibus Retirement and Benefit Plans; death and disability and hardship distributions; loan transactions; transfers of assets; Retirement and Benefit Plan rollovers; IRA conversions and re-characterizations; and mandatory distributions from Retirement and Benefit Plans.
          The Funds reserve the right to modify any of the parameters (including those not listed above) of the purchase blocking policy at any time. Further, the purchase blocking policy may be waived with respect to specific shareholder accounts in those instances where the Adviser determines that its surveillance procedures are adequate to detect frequent trading in Fund shares.
          If an account is maintained by a financial intermediary whose systems are unable to apply Invesco’s purchase blocking policy, the Adviser will accept the establishment of an account only if the Adviser believes the policies and procedures are reasonably designed to enforce the frequent trading policies of the Funds. You should refer to disclosures provided by the financial intermediary with which you have an account to determine the specific trading restrictions that apply to you. If the Adviser identifies any activity that may constitute frequent trading, it reserves the right to contact the intermediary and request that the intermediary either provide information regarding an account owner’s transactions or restrict the account owner’s trading. There is no guarantee that all instances of frequent trading in Fund shares will be prevented.
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          The purchase blocking policy does not apply to Invesco Money Market Fund, Invesco Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio.
Fair Value Pricing
Securities owned by a Fund are to be valued at current market value if market quotations are readily available. All other securities and assets of a Fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board. An effect of fair value pricing may be to reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.
Pricing of Shares
Determination of Net Asset Value
The price of each Fund’s shares is the Fund’s net asset value per share. The Funds value portfolio securities for which market quotations are readily available at market value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. The Funds value securities and assets for which market quotations are unavailable at their “fair value,” which is described below.
          Even when market quotations are available, they may be stale or unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events that affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where the Adviser determines that the closing price of the security is stale or unreliable, the Adviser will value the security at its fair value.
          Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. A fair value price is an estimated price that requires consideration of all appropriate factors, including indications of fair value available from pricing services. Fair value pricing involves judgment and a Fund that uses fair value methodologies may value securities higher or lower than another Fund using market quotations or its own fair value methodologies to price the same securities. Investors who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive a greater or lesser number of shares, or higher or lower redemption proceeds, than they would have received if the Fund had not fair-valued the security or had used a different methodology.
          The Board has delegated the daily determination of fair value prices to the Adviser’s valuation committee, which acts in accordance with Board approved policies. Fair value pricing methods and pricing services can change from time to time as approved by the Board.
          The intended effect of applying fair value pricing is to compute an NAV that accurately reflects the value of a Fund’s portfolio at the time that the NAV is calculated. An additional intended effect is to discourage those seeking to take advantage of arbitrage opportunities resulting from “stale” prices and to mitigate the dilutive impact of any such arbitrage. However, the application of fair value pricing cannot eliminate the possibility that arbitrage opportunities will exist.
          Specific types of securities are valued as follows:
          Senior Secured Floating Rate Loans and Senior Secured Floating Rate Debt Securities. Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using evaluated quotes provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as market quotes, ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
          Domestic Exchange Traded Equity Securities. Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, the Adviser will value the security at fair value in good faith using procedures approved by the Board.
          Foreign Securities. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that the Adviser determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. The Adviser also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where the Adviser believes, at the approved degree of certainty, that the price is not reflective of current market value, the Adviser will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.
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          Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the net asset value of Fund shares is determined only on business days of the Fund, the value of the portfolio securities of a Fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the Fund.
          Fixed Income Securities. Government, corporate, asset-backed and municipal bonds, convertible securities, including high yield or junk bonds, and loans, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, the Adviser’s valuation committee will fair value the security using procedures approved by the Board.
          Short-term Securities. Invesco Money Market Fund, Invesco Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio value all their securities at amortized cost. Invesco Municipal Bond Fund and Invesco Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.
          Futures and Options. Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded. Options are valued on the basis of market quotations, if available.
          Swap Agreements. Swap Agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.
          Open-end Funds. If a Fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing Fund will calculate its net asset value using the net asset value of the underlying fund in which it invests, and the prospectuses for such open-end funds explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.
          Each Fund, except for Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, determines the net asset value of its shares on each day the NYSE is open for business (a business day), as of the close of the customary trading session, or earlier NYSE closing time that day.
          Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio open for business at 8:00 a.m. Eastern Time on each business day. Premier Portfolio and Premier U.S. Government Money Portfolio will generally determine the net asset value of their shares at 5:30 p.m. Eastern Time on each business day. Premier Tax-Exempt Portfolio will generally determine the net asset value of its shares at 4:30 p.m. Eastern Time on each business day.
          A business day for Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio is any day that (1) both the Federal Reserve Bank of New York and a Fund’s custodian are open for business and (2) the primary trading markets for the Fund’s portfolio instruments are open and the Fund’s management believes there is an adequate market to meet purchase and redemption requests. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio are authorized not to open for trading on a day that is otherwise a business day if the Securities Industry and Financial Markets Association (SIFMA) recommends that government securities dealers not open for trading; any such day will not be considered a business day. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio also may close early on a business day if SIFMA recommends that government securities dealers close early. If Premier Portfolio, Premier Tax-Exempt Portfolio or Premier U.S. Government Money Portfolio uses its discretion to close early on a business day, the Fund will calculate its net asset value as of the time of such closing.
          For financial reporting purposes and shareholder transactions on the last day of the fiscal quarter, transactions are normally accounted for on a trade date basis. For purposes of executing shareholder transactions in the normal course of business (other than shareholder transactions at a fiscal period-end), each Fund’s portfolio securities transactions are recorded no later than the first business day following the trade date.
          The Invesco Balanced-Risk Allocation Fund, Invesco Balanced-Risk Commodity Strategy Fund and Invesco Global Markets Strategy Fund may each invest up to 25% of their total assets in shares of their respective subsidiaries (the Subsidiaries). The Subsidiaries offer to redeem all or a portion of their shares at the current net asset value per share every regular business day. The value of shares of the Subsidiaries will fluctuate with the value of the respective Subsidiary’s portfolio investments. The Subsidiaries price their portfolio investments pursuant to the same pricing and valuation methodologies and procedures used by the Funds, which require, among other things, that each of the Subsidiaries’ portfolio investments be marked-to-market (that is, the value on each of the Subsidiaries’ books changes) each business day to reflect changes in the market value of the investment.
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Timing of Orders
The Funds price purchase, exchange and redemption orders at the net asset value calculated after the Funds’ transfer agent or an authorized agent or its designee receives an order in good order. Any applicable sales charges are applied at the time an order is processed.
          For Funds other than Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, you can purchase or redeem shares on each business day prior to the close of the customary trading session or any earlier NYSE closing time that day. For Funds other than Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, purchase orders that are received and accepted before the close of the customary trading session or any earlier NYSE closing time on a business day generally are processed that day and settled on the next business day.
          For Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, you can purchase or redeem shares on each business day, prior to the Funds’ net asset value determination on such business day; however, if your order is received and accepted after the close of the customary trading session or any earlier NYSE closing time that day, your order generally will be processed on the next business day and settled on the second business day following the receipt and acceptance of your order.
          For all Funds, you can exchange shares on each business day, prior to the close of the customary trading session or any earlier NYSE closing time that day. Shareholders of Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio therefore cannot exchange their shares after the close of the customary trading session or any earlier NYSE closing time on a particular day, even though these Funds remain open after such closing time.
Taxes
A Fund intends to qualify each year as a regulated investment company and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. If you are a taxable investor, dividends and distributions you receive from a Fund generally are taxable to you whether you reinvest distributions in additional Fund shares or take them in cash. Every year, you will be sent information showing the amount of dividends and distributions you received from a Fund during the prior calendar year. In addition, investors in taxable accounts should be aware of the following basic tax points as supplemented below where relevant:
Fund Tax Basics
•	A Fund earns income generally in the form of dividends or interest on its investments. This income, less expenses incurred in the operation of a Fund, constitutes the Fund’s net investment income from which dividends may be paid to you. If you are a taxable investor, distributions of net investment income generally are taxable to you as ordinary income.

•	Distributions of net short-term capital gains are taxable to you as ordinary income. A Fund with a high portfolio turnover rate (a measure of how frequently assets within a Fund are bought and sold) is more likely to generate short-term capital gains than a Fund with a low portfolio turnover rate.

•	Distributions of net long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your Fund shares.

•	A portion of income dividends paid by a Fund to you on or before December 31, 2012 may be reported as qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates, provided certain holding period requirements are met. These reduced rates generally are available (through 2012) for dividends derived from a Fund’s investment in stocks of domestic corporations and qualified foreign corporations. In the case of a Fund that invests primarily in debt securities, either none or only a nominal portion of the dividends paid by the Fund will be eligible for taxation at these reduced rates. These reduced rates for qualified dividends will no longer apply to dividends paid by a Fund after 2012, unless this provision is extended, possibly retroactively to January 1, 2013, or made permanent.

•	Distributions declared to shareholders with a record date in December—if paid to you by the end of January—are taxable for federal income tax purposes as if received in December.

•	Any long-term or short-term capital gains realized on sale or redemption of your Fund shares will be subject to federal income tax. For tax purposes an exchange of your shares for shares of another Fund is the same as a sale. An exchange occurs when the purchase of shares of a Fund is made using the proceeds from a redemption of shares of another Fund and is effectuated on the same day as the redemption. Your gain or loss is calculated by subtracting from the gross proceeds your cost basis. Gross proceeds and, for shares acquired on or after January 1, 2012 and disposed of after that date, cost basis will be reported to you and the Internal Revenue Service (IRS). Cost basis will be calculated using the Fund’s default method of average cost, unless you instruct the Fund to use a different calculation method. As a service to you, the Fund will continue to provide to you (but not the IRS) cost basis information for shares acquired before 2012, when available, using the average cost method. Shareholders should carefully review the cost basis information provided by a Fund and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns. If you hold your Fund shares through a broker (or other nominee), please contact that broker (nominee) with respect to reporting of cost basis and available elections for your account. For more information about the cost basis methods offered by Invesco, please refer to the Tax Center located under the Accounts & Services menu of our website at www.Invesco.com/us.

•	The conversion of shares of one class of a Fund into shares of another class of the same Fund is not taxable for federal income tax purposes and no gain or loss will be reported on the transaction. This is true whether the conversion occurs automatically pursuant to the terms of the class or is initiated by the shareholder.

•	At the time you purchase your Fund shares, the Fund’s net asset value may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Fund. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. This is sometimes referred to as “buying a dividend.”
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•	By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid (for distributions and proceeds paid on or after January 1, 2013, the rate is scheduled to rise to 31% unless the 28% rate is extended, possibly retroactively to January 1, 2013, or made permanent).

•	You will not be required to include the portion of dividends paid by the Fund derived from interest on U.S. government obligations in your gross income for purposes of personal and, in some cases, corporate income taxes in many state and local tax jurisdictions. The percentage of dividends that constitutes dividends derived from interest on federal obligations will be determined annually. This percentage may differ from the actual percentage of interest received by the Fund on federal obligations for the particular days on which you hold shares.

•	For taxable years beginning after December 31, 2012, an additional 3.8% Medicare tax will be imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount.

•	Fund distributions and gains from sale or exchange of your Fund shares generally are subject to state and local income taxes.

•	If a Fund qualifies to pass through to you the tax benefits from foreign taxes it pays on its investments, and elects to do so, then any foreign taxes it pays on these investments may be passed through to you as a foreign tax credit. You will then be required to include your pro-rata share of these taxes in gross income, even though not actually received by you, and will be entitled either to deduct your share of these taxes in computing your taxable income, or to claim a foreign tax credit for these taxes against your U.S. federal income tax.

•	Foreign investors should be aware that U.S. withholding, special certification requirements to avoid U.S. backup withholding and claim any treaty benefits and estate taxes may apply to an investment in a Fund.

•	The Foreign Account Tax Compliance Act (“FATCA”) requires the reporting to the IRS of certain direct and indirect ownership of foreign financial accounts by U.S. persons. Failure to provide this required information can result in a generally nonrefundable 30% tax on: (a) income dividends paid by the Fund after December 31, 2013 and (b) certain capital gain distributions (including proceeds arising from the sale Fund shares) paid by the Fund after December 31, 2016 to certain “foreign financial institutions” and “non-financial foreign entities.”
          The above discussion concerning the taxability of Fund dividends and distributions and of redemptions and exchanges of Fund shares is inapplicable to investors that generally are exempt from federal income tax, such as Retirement and Benefit Plans.
Tax-Exempt and Municipal Funds
•	You will not be required to include the “exempt-interest” portion of dividends paid by the Fund in your gross income for federal income tax purposes. You will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on your federal income tax returns. The percentage of dividends that constitutes exempt-interest dividends will be determined annually. This percentage may differ from the actual percentage of exempt interest received by the Fund for the particular days in which you hold shares.

•	A Fund may invest in municipal securities the interest on which constitutes an item of tax preference and could give rise to a federal alternative minimum tax liability for you, unless such municipal securities were issued in 2009 or 2010.

•	Exempt-interest dividends from interest earned on municipal securities of a state, or its political subdivisions, generally are exempt from that state’s personal income tax. Most states, however, do not grant tax-free treatment to interest from municipal securities of other states.

•	A Fund may invest a portion of its assets in securities that pay income that is not tax-exempt. To the extent that dividends paid by a Fund are derived from taxable investments or realized capital gains, they will be taxable as ordinary income or long-term capital gains.

•	A Fund may distribute to you any market discount and net short-term capital gains from the sale of its portfolio securities. If you are a taxable investor, Fund distributions from this income are taxable to you as ordinary income, and generally will neither qualify for the dividends received deduction in the case of corporate shareholders nor as qualified dividend income subject to reduced rates of taxation in the case of noncorporate shareholders.

•	Exempt-interest dividends from a Fund are taken into account when determining the taxable portion of your social security or railroad retirement benefits, may be subject to state and local income taxes, may affect the deductibility of interest on certain indebtedness, and may have other collateral federal income tax consequences for you.

•	There are risks that: (a) a security issued as tax-exempt may be reclassified by the IRS or a state tax authority as taxable and/or (b) future legislative, administrative or court actions could adversely impact the qualification of income from a tax-exempt security as tax-free. Such reclassifications or actions could cause interest from a security to become taxable, possibly retroactively, subjecting you to increased tax liability. In addition, such reclassifications or actions could cause the value of a security, and therefore, the value of the Fund’s shares, to decline.

•	Net investment income for purposes of the Medicare tax described above does not include exempt-interest dividends.
Money Market Funds
•	A Fund does not anticipate realizing any long-term capital gains.
•	Because a Fund expects to maintain a stable net asset value of $1.00 per share, investors should not have any gain or loss on sale or exchange of Fund shares.
Real Estate Funds
•	Because of “noncash” expenses such as property depreciation, the cash flow of a REIT that owns properties will exceed its taxable income. The REIT, and in turn a Fund, may distribute this excess cash to shareholders. Such a distribution is classified as a return of capital. Return-of
Invesco-Retail-Sup-1 122812

capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.
•	Dividends paid to shareholders from the Funds’ investments in U.S. REITs generally will not qualify for taxation at long-term capital gain rates applicable to qualified dividend income.
•	The Fund may derive “excess inclusion income” from certain equity interests in mortgage pooling vehicles either directly or through an investment in a U.S. REIT. Please see the SAI for a discussion of the risks and special tax consequences to shareholders in the event the Fund realizes excess inclusion income in excess of certain threshold amounts.
•	The Fund’s foreign shareholders should see the SAI for a discussion of the risks and special tax consequences to them from a sale of a U.S. real property interest by a REIT in which the Fund invests.
Invesco Balanced-Risk Allocation Fund, Invesco Balanced-Risk Commodity Strategy Fund and Invesco Global Markets Strategy Fund
•	The Funds’ strategies of investing in derivatives and financially-linked instruments whose performance is expected to correspond to the fixed income, equity and commodity markets may cause the Funds to recognize more ordinary income and short-term capital gains taxable as ordinary income than would be the case if the Funds invested directly in debt instruments, stocks and commodities.
•	The Funds must meet certain requirements under the Code for favorable tax treatment as a regulated investment company, including asset diversification and income requirements. The Funds intend to treat the income each derives from commodity-linked notes and their respective Subsidiary as qualifying income. If, contrary to a number of private letter rulings (PLRs) issued by the IRS (upon which only the fund that received the private letter ruling can rely), the IRS were to determine such income is non qualifying, a Fund might fail to satisfy the income requirement. In lieu of disqualification, the Funds are permitted to pay a tax for certain failures to satisfy the asset diversification or income requirements, which, in general, are limited to those due to reasonable cause and not willful neglect. The Funds intend to limit their investments in their respective Subsidiary to no more than 25% of the value of each Fund’s total assets in order to satisfy the asset diversification requirement.
•	The Invesco Balanced-Risk Allocation Fund and the Invesco Balanced-Risk Commodity Strategy Fund each have received a PLR from the IRS holding that income from a form of commodity-linked note is qualifying income. The Invesco Balanced-Risk Allocation Fund also has received a PLR from the IRS confirming that income derived by the Fund from its Subsidiary is qualifying income. The Invesco Balanced-Risk Commodity Strategy Fund has applied to the IRS for a PLR relating to its Subsidiary. However, the IRS has suspended issuance of any further PLRs pending a review of its position.
Invesco Emerging Market Local Currency Debt Fund
•	The Fund may realize gains from the sale or other disposition of foreign currencies (including but not limited to gains from options, futures or forward contracts) derived from investing in securities or foreign currencies. The U.S. Treasury Department is authorized to issue regulations on whether the realization of such foreign currency gains is qualified income for the Fund. If such regulations are issued, the Fund may not qualify as a regulated investment company and/or the Fund may change its investment policy. As of the date of this prospectus, no regulations have been issued pursuant to this authorization. It is possible, however, that such regulations may be issued in the future. Additionally, the IRS has not issued any guidance on how to apply the asset diversification test to such foreign currency positions. Thus, the IRS’ determination as to how to treat such foreign currency positions for purposes of satisfying the asset diversification test might differ from that of the Fund, resulting in the Fund’s failure to qualify as a regulated investment company. In lieu of disqualification, the Fund is permitted to pay a tax for certain failures to satisfy the asset diversification or income requirements, which, in general, are limited to those due to reasonable cause and not willful neglect.
          This discussion of “Taxes” is for general information only and not tax advice. All investors should consult their own tax advisers as to the federal, state, local and foreign tax provisions applicable to them.
Payments to Financial Intermediaries
The financial adviser or intermediary through which you purchase your shares may receive all or a portion of the sales charges and distribution fees discussed above. In addition to those payments, Invesco Distributors and other Invesco Affiliates may make additional cash payments to financial intermediaries in connection with the promotion and sale of shares of the Funds. These additional cash payments may include cash payments and other payments for certain marketing and support services. Invesco Affiliates make these payments from their own resources, from Invesco Distributors’ retention of initial sales charges and from payments to Invesco Distributors made by the Funds under their 12b-1 plans. In the context of this prospectus, “financial intermediaries” include any broker, dealer, bank (including bank trust departments), registered investment adviser, financial planner, retirement plan administrator, insurance company and any other financial intermediary having a selling, administration or similar agreement with Invesco Affiliates.
          The benefits Invesco Affiliates receive when they make these payments include, among other things, placing the Funds on the financial intermediary’s fund sales system, and access (in some cases on a preferential basis over other competitors) to individual members of the financial intermediary’s sales force or to the financial intermediary’s management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the financial intermediary for including the Funds in its fund sales system (on its “sales shelf”). Invesco Affiliates compensate financial intermediaries differently depending typically on the level and/or type of considerations provided by the financial intermediary. The payments Invesco Affiliates make may be calculated based on sales of shares of the Funds (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the public offering price of all shares sold by the financial intermediary during the particular period. Payments may also be calculated based on the average daily net assets of the applicable Funds attributable to that particular financial intermediary (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets
Invesco-Retail-Sup-1 122812

during a defined period. Sales-Based Payments primarily create incentives to make new sales of shares of the Funds and Asset-Based Payments primarily create incentives to retain previously sold shares of the Funds in investor accounts. Invesco Affiliates may pay a financial intermediary either or both Sales-Based Payments and Asset-Based Payments.
          Invesco Affiliates are motivated to make these payments as they promote the sale of Fund shares and the retention of those investments by clients of the financial intermediaries. To the extent financial intermediaries sell more shares of the Funds or retain shares of the Funds in their clients’ accounts, Invesco Affiliates benefit from the incremental management and other fees paid to Invesco Affiliates by the Funds with respect to those assets.
          The Funds’ transfer agent may make payments to certain financial intermediaries for certain administrative services, including record keeping and sub-accounting of shareholder accounts pursuant to a sub-transfer agency, omnibus account service or sub-accounting agreement. All fees payable by Invesco Affiliates under this category of services are charged back to the Funds, subject to certain limitations approved by the Board.
          You can find further details in the Fund’s SAI about these payments and the services provided by financial intermediaries. In certain cases these payments could be significant to the financial intermediaries. Your financial adviser may charge you additional fees or commissions other than those disclosed in this prospectus. You can ask your financial adviser about any payments it receives from Invesco Affiliates or the Funds, as well as about fees and/or commissions it charges.
Important Notice Regarding Delivery of Security Holder Documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Funds’ transfer agent at 800-959-4246 or contact your financial institution. The Funds’ transfer agent will begin sending you individual copies for each account within thirty days after receiving your request.”
Invesco-Retail-Sup-1 122812

Prospectus	December 21, 2012

Class: A (VAFAX), B (VAFBX), C (VAFCX), R (VAFRX), Y (VAFIX)
Invesco American Franchise Fund
(formerly known as Invesco Van Kampen American Franchise Fund)

Invesco American Franchise Fund’s investment objective is to seek long-term capital appreciation.

As with all other mutual fund securities, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the Fund:
■ is not FDIC insured;
■ may lose value; and
■ is not guaranteed by a bank.

Fund Summary	1

Investment Objective(s), Strategies, Risks and Portfolio Holdings	3

Fund Management	3
The Adviser(s)	3
Adviser Compensation	4
Portfolio Managers	4

Other Information	4
Sales Charges	4
Distributions	4
Dividends	4
Capital Gains Distributions	4

Benchmark Descriptions	4

Financial Highlights	5

Hypothetical Investment and Expense Information	7

Shareholder Account Information	A-1
Choosing a Share Class	A-1
Share Class Eligibility	A-2
Distribution and Service (12b-1) Fees	A-3
Initial Sales Charges (Class A Shares Only)	A-3
Contingent Deferred Sales Charges (CDSCs)	A-4
Purchasing Shares	A-6
Redeeming Shares	A-7
Exchanging Shares	A-9
Rights Reserved by the Funds	A-10
Excessive Short-Term Trading Activity (Market Timing) Disclosures	A-10
Pricing of Shares	A-11
Taxes	A-12
Payments to Financial Intermediaries	A-14
Important Notice Regarding Delivery of Security Holder Documents	A-15

Obtaining Additional Information	Back Cover

        Invesco American Franchise Fund

Fund Summary

Investment Objective(s)
The Fund’s investment objective is to seek long-term capital appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Shareholder Fees (fees paid directly from your investment)

Class:	A	B	C	R	Y

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	5.00%	1.00%	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	A	B	C	R	Y

Management Fees	0.61%	0.61%	0.61%	0.61%	0.61%

Distribution and/or Service (12b-1) Fees	0.25	0.25	1.00	0.50	None

Other Expenses	0.32	0.32	0.32	0.32	0.32

Total Annual Fund Operating Expenses[1]	1.18	1.18	1.93	1.43	0.93

1	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed through June 30, 2013, to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Class A, Class B (after 12b-1 fee limit), Class C, Class R and Class Y shares to 1.05%, 1.22%, 1.80%, 1.30% and 0.80%, respectively, of average daily net assets. The expense limit will terminate on June 30, 2013.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class A	$664	$904	$1,163	$1,903

Class B	$620	$675	$849	$1,432

Class C	$296	$606	$1,042	$2,254

Class R	$146	$452	$782	$1,713

Class Y	$95	$296	$515	$1,143

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years

Class A	$664	$904	$1,163	$1,903

Class B	$120	$375	$649	$1,432

Class C	$196	$606	$1,042	$2,254

Class R	$146	$452	$782	$1,713

Class Y	$95	$296	$515	$1,143

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 96% of the average value of its portfolio.

Principal Investment Strategies of the Fund
Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities of U.S. issuers at the time of investment. The Fund deems an issuer to be a U.S. issuer if (i) its principal securities trading market (i.e., a U.S. stock exchange, NASDAQ or over-the-counter markets) is in the U.S.; (ii) alone or on a consolidated basis it derives 50% or more of its annual revenue from either goods produced, sales made or services performed in the U.S.; or (iii) it is organized under the laws of, or has a principal office in the U.S.

The Fund invests primarily in equity securities, including common stocks and depositary receipts.

The Fund focuses on large capitalization companies, but also invests in mid-capitalization companies.

The Fund may invest up to 20% of its total assets in securities of foreign issuers.

Invesco Advisers, Inc. (the Adviser), the Fund’s investment adviser uses a bottom-up stock selection process designed to seek returns in excess of the benchmark as well as a disciplined portfolio construction process designed to manage risk. To narrow the investment universe, the Adviser uses a holistic approach that emphasizes fundamental research and, to a lesser extent, includes quantitative analysis. The Adviser then closely examines company fundamentals, including detailed modeling of all of a company’s financial statements and discussions with company management teams, suppliers, distributors, competitors and customers. The Adviser uses a variety of valuation techniques based on the company in question, the industry in which the company operates, the stage of the business cycle, and other factors that best reflect a company’s value. The Adviser seeks to invest in companies with strong or improving fundamentals at attractive valuation relative to their growth prospects.

The Adviser considers whether to sell a particular security when a company hits the price target, a company’s fundamentals deteriorate, or the catalysts for growth are no longer present or reflected in the stock price.

Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Foreign Risks. The risks of investing in securities of foreign issuers can include fluctuations in foreign currencies, foreign currency exchange

1        Invesco American Franchise Fund

controls, political and economic instability, differences in financial reporting, differences in securities regulation and trading, and foreign taxation issues.

Growth Investing Risk. Growth stocks tend to be more expensive relative to their earnings or assets compared with other types of stock. As a result they tend to be more sensitive to changes in their earnings and can be more volatile.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.

Medium-Sized Companies Risk. The securities of medium-sized companies may be subject to more abrupt or erratic market movements than securities of larger-sized companies or the market averages in general. In addition, such companies typically are subject to a greater degree of change in earnings and business prospects than are larger companies. Thus, to the extent the Fund invests in medium-sized companies, the Fund may be subject to greater investment risk than that assumed through investment in the equity securities of larger-sized companies.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to those of the Fund. The Fund’s and the Van Kampen American Franchise Fund’s (the predecessor fund’s) past performance (before and after taxes) is not necessarily an indication of its future performance.

The returns shown for the period prior to June 1, 2010 are those of the Class A, Class B, Class C and Class I shares of the predecessor fund. The predecessor fund was advised by Van Kampen Asset Management. Class A, Class B, Class C and Class I shares of the predecessor fund were reorganized into Class A, Class B, Class C and Class Y shares, respectively, of the Fund on June 1, 2010. Class A, Class B, Class C and Class Y shares’ returns of the Fund will be different from the predecessor fund as they have different expenses. Performance for Class A and Class B shares has been restated to reflect the Fund’s applicable sales charge.

Updated performance information is available on the Fund’s Web site at www.invesco.com/us.

Annual Total Returns
The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.

Class A shares year-to-date (ended September 30, 2012): 14.61%
Best Quarter (ended September 30, 2009): 19.82%
Worst Quarter (ended December 31, 2008): -18.94%

Average Annual Total Returns (for the periods ended December 31, 2011)

	1	5	Since
	Year	Years	Inception

Class A shares: Inception (06/23/05)
Return Before Taxes	-11.94%	-0.20%	2.95%
Return After Taxes on Distributions	-12.08	-0.56	2.63
Return After Taxes on Distributions and Sale of Fund Shares	-7.56	-0.20	2.51

Class B shares: Inception (06/23/05)	-11.73	-0.11	3.12

Class C shares: Inception (06/23/05)	-8.36	0.25	3.11

Class R1 shares: Inception (05/23/11)	-7.10	0.68	3.58

Class Y shares: Inception (06/23/05)	-6.73	1.16	4.08

S&P 500® Index (reflects no deductions for fees, expenses or taxes) (from 06/30/05)	2.09	-0.25	2.97

Russell 1000® Growth Index (reflects no deductions for fees, expenses or taxes) (from 06/30/05)	2.64	2.50	4.39

Lipper Large-Cap Growth Funds Index (from 06/30/05)	-2.90	0.85	2.72

1	Class R shares performance shown prior to the inception date is that of the Fund’s (and the predecessor fund’s) Class A shares restated to reflect the higher 12b-1 fees applicable to Class R shares. Class A shares performance reflects any applicable fee waiver and/or expense reimbursement.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.

Management of the Fund
Investment Adviser: Invesco Advisers, Inc. (the Adviser).

		Length of Service
Portfolio Managers	Title	on the Fund

Erik Voss	Portfolio Manager (lead)	2010

Ido Cohen	Portfolio Manager	2010

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any business day through your financial adviser, through our Web site at www.invesco.com/us, by mail to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078, or by telephone at 800-959-4246.

There are no minimum investments for Class R shares for fund accounts. New or additional investments in B Class shares are not permitted. The minimum investments for Class A, C and Y shares for Fund accounts are as follows:

	Initial Investment	Additional Investments
Type of Account	Per Fund	Per Fund

Asset or fee-based accounts managed by your financial adviser	None	None

Eligible employee benefit plans, SEP, SARSEP and SIMPLE IRA plans	None	None

IRAs, Roth IRAs and Coverdell ESAs if the new investor is purchasing shares through a systematic purchase plan	$25	$25

All other types of accounts if the investor is purchasing shares through a systematic purchase plan	50	50

IRAs, Roth IRAs and Coverdell ESAs	250	25

All other accounts	1,000	50

2        Invesco American Franchise Fund

Tax Information
The Fund’s distributions generally are taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

Investment Objective(s), Strategies, Risks and Portfolio Holdings

Investment Objective(s)
The Fund’s investment objective is to seek long-term capital appreciation. The Fund’s investment objective may be changed by the Board of Trustees (the Board) without shareholder approval.

Principal Investment Strategies
Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities of U.S. issuers at the time of investment. The Fund deems an issuer to be a U.S. issuer if (i) its principal securities trading market (i.e., a U.S. stock exchange, NASDAQ or over-the-counter markets) is in the U.S.; (ii) alone or on a consolidated basis it derives 50% or more of its annual revenue from either goods produced, sales made or services performed in the U.S.; or (iii) it is organized under the laws of, or has a principal office in the U.S.

The Fund’s policy may be changed by the Board, but no change is anticipated. If the Fund’s policy changes, the Fund will notify shareholders in writing at least 60 days prior to implementation of the change and shareholders should consider whether the Fund remains an appropriate investment in light of the changes.

The Fund invests primarily in equity securities, including common stocks and depositary receipts.

The Fund focuses on large capitalization companies, but invests from time to time in mid-capitalization companies.

The Fund may invest up to 20% of its total assets in securities of foreign issuers.

The Adviser uses a bottom-up stock selection process designed to seek returns in excess of the benchmark as well as a disciplined portfolio construction process designed to manage risk. To narrow the investment universe, the Adviser uses a holistic approach that emphasizes fundamental research and, to a lesser extent, includes quantitative analysis. The Adviser then closely examines company fundamentals, including detailed modeling of all of a company’s financial statements and discussions with company management teams, suppliers, distributors, competitors and customers. The Adviser uses a variety of valuation techniques based on the company in question, the industry in which the company operates, the stage of the business cycle, and other factors that best reflect a company’s value. The Adviser seeks to invest in companies with strong or improving fundamentals at attractive valuation relative to their growth prospects.

The Adviser considers whether to sell a particular security when a company hits the price target, a company’s fundamentals deteriorate, or the catalysts for growth are no longer present or reflected in the stock price.

The Fund may, from time to time, take temporary defensive positions in cash and other securities that are less risky and inconsistent with the Fund’s principal investment strategies in anticipation of, or in response to, adverse market, economic, political or other conditions. As a result, the Fund may not achieve its investment objective.

The Fund’s investments in the types of securities described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities described in this prospectus. Any percentage limitations with respect to assets of the Fund are applied at the time of purchase.

Principal Risks
The principal risks of investing in the Fund are:

Foreign Risks. The risks of investing in securities of foreign issuers can include fluctuations in foreign currencies, foreign currency exchange controls, political and economic instability, differences in financial reporting, differences in securities regulation and trading, and foreign taxation issues. The dollar value of the Fund’s foreign investments may be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded. The value of the Fund’s foreign investments may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.

Growth Investing Risk. Growth stocks can perform differently from the market as a whole. Growth stocks tend to be more expensive relative to their earnings or assets compared with other types of stock. As a result they tend to be more sensitive to changes in their earnings and can be more volatile.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.

Medium-Sized Companies. The securities of medium-sized companies may be subject to more abrupt or erratic market movements than securities of larger-sized companies or the market averages in general. In addition, such companies typically are subject to a greater degree of change in earnings and business prospects than are larger companies. Thus, to the extent the Fund invests in medium-sized companies, the Fund may be subject to greater investment risk than that assumed through investment in the equity securities of larger-sized companies.

Portfolio Holdings
A description of Fund policies and procedures with respect to the disclosure of Fund portfolio holdings is available in the SAI, which is available at www.invesco.com/us.

Fund Management

The Adviser(s)
Invesco Advisers, Inc. (the Adviser or Invesco) serves as the Fund’s investment adviser. The Adviser manages the investment operations of the Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Fund’s day-to-day management. The Adviser is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. The

3        Invesco American Franchise Fund

Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.

Pending Litigation. There is no material litigation affecting the Fund. Detailed information concerning other pending litigation can be found in the SAI.

Adviser Compensation
During the fiscal year ended August 31, 2012, the Adviser received compensation of 0.48% of Invesco American Franchise Fund’s average daily net assets after fee waiver and/or expense reimbursement.

A discussion regarding the basis for the Board’s approval of the investment advisory agreement and investment sub-advisory agreements of the Fund is available in the Fund’s most recent annual report to shareholders for the twelve-month period ended August 31.

Portfolio Managers
The following individuals are primarily responsible for the day-to-day management of the Fund’s portfolio:

■	Erik Voss, (lead manager), Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2010. From 2006 to 2010, he was a portfolio manager with Columbia Management Investment Advisers, LLC (formerly known as RiverSource Investments, LLC). Prior to 2006, he was a portfolio manager with Wells Capital Management.

■	Ido Cohen, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2010. From 2007 to 2010, he was a vice president and senior analyst with Columbia Management Investment Advisers, LLC (formerly known as RiverSource Investments, LLC). Prior to 2007, he was a member of a technology, media and telecom-focused investment team at Diamondback Capital.

A lead manager generally has final authority over all aspects of a portion of the Funds investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which a lead manager may perform these functions, and the nature of these functions, may change from time to time.

More information on the portfolio managers may be found at www.invesco.com/us. The Web site is not part of this prospectus.

The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.

Other Information

Sales Charges
Purchases of Class A shares of Invesco American Franchise Fund are subject to the maximum 5.50% initial sales charge as listed under the heading “Category I Initial Sales Charges” in the “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” section of the prospectus. Class B shares purchased prior to June 1, 2010 will be subject to payment of Category III contingent deferred sales charges (CDSCs) during the applicable CDSC periods (including exchanges into Class B Shares of another Invesco Fund during the applicable CDSC periods) listed under the heading “CDSCs on Class B Shares” in the “Shareholder Account Information—Contingent Deferred Sales Charges (CDSCs)” section of the prospectus. New or additional investments in Class B shares are no longer permitted; but investors may pay a Category I CDSC if they redeem Class B shares purchased on or after June 1, 2010 within a specified number of years after purchase, as listed under the heading “CDSCs on Class B Shares” in the “Shareholder Account Information—Contingent Deferred Sales Charges (CDSCs)” section of the prospectus. Purchases of Class C shares are subject to a CDSC. For more information on CDSCs, see the “Shareholder Account Information—Contingent Deferred Sales Charges (CDSCs)” section of this prospectus.

Distributions
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both.

Dividends
The Fund generally declares and pays dividends from net investment income, if any, annually.

Capital Gains Distributions
The Fund generally distributes long-term and short-term capital gains (net of any available capital loss carryovers), if any, at least annually. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows. During a time of economic volatility, a fund may experience capital losses and unrealized depreciation in value of investments, the effect of which may be to reduce or eliminate capital gains distributions for a period of time. Even though a fund may experience a current year loss, it may nonetheless distribute prior year capital gains.

Benchmark Descriptions

The S&P 500® Index is an unmanaged index considered representative of the U.S. stock market.

The Russell 1000® Growth Index is an unmanaged index considered representative of large-cap growth stocks. The Russell 1000 Growth Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

The Lipper Large-Cap Growth Funds Index is an unmanaged index considered representative of large-cap growth funds tracked by Lipper.

4.1        Invesco American Franchise Fund

Financial Highlights

The financial highlights show the Fund’s and the predecessor fund’s financial history for the past five fiscal years or, if shorter, the period of operations of the Fund or any of its share classes. The financial highlights table is intended to help you understand the Fund’s and the predecessor fund’s financial performance. The Fund has the same investment objective and similar investment policies as the predecessor fund. The returns shown are those of the Fund’s Class A, Class B, Class C, Class R, Class Y and Class R5 shares. Class R6 shares had not commenced operations prior to the Fund’s most recent fiscal year end. Certain information reflects financial results for a single Fund or predecessor fund share. Class R5 and Class R6 are not offered in this prospectus.

The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund and the predecessor fund (assuming reinvestment of all dividends and distributions).

The information for the fiscal years ending on and after June 1, 2010 has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, are included in the Fund’s annual report, which is available upon request. The information for the fiscal years ending prior to June 1, 2010 has been audited by the auditor to the predecessor fund.

												Ratio of		Ratio of
												expenses		expenses
			Net gains									to average		to average net		Ratio of net
	Net asset	Net	(losses) on		Dividends	Distributions						net assets		assets without		investment
	value,	investment	securities (both	Total from	from net	from net		Net asset			Net assets,	with fee waivers		fee waivers		income (loss)
	beginning	income	realized and	investment	investment	realized	Total	value, end	Total		end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	(loss)(a)	unrealized)	operations	income	gains	distributions	of period	return		(000s omitted)	absorbed		absorbed		net assets		turnover(b)

Class A
Year ended 08/31/12	$11.72	$(0.01)	$0.88	$0.87	$—	$(0.12)	$(0.12)	$12.47	7.55	%(c)	$4,728,364	1.05	%(d)	1.18	%(d)	(0.05	)%(d)	96%
Year ended 08/31/11	9.79	(0.05)	1.98	1.93	—	—	—	11.72	19.71	(c)	4,894,163	1.06		1.17		(0.43)		179
Year ended 08/31/10	8.87	0.01	1.03	1.04	(0.12)	—	(0.12)	9.79	11.75	(c)	168,731	1.30		1.30		0.11		101
Year ended 08/31/09	10.23	0.13	(1.33)	(1.20)	(0.16)	0.00	(0.16)	8.87	(11.40	)(e)	200,127	1.35		1.41		1.60		105
Year ended 08/31/08	12.19	0.13	(1.20)	(1.07)	(0.31)	(0.58)	(0.89)	10.23	(9.31	)(e)	241,026	1.24		1.24		1.22		18

Class B
Year ended 08/31/12	11.47	(0.01)	0.86	0.85	—	(0.12)	(0.12)	12.20	7.54	(c)(f)	273,177	1.05	(d)(f)	1.18	(d)(f)	(0.05	)(d)(f)	96
Year ended 08/31/11	9.64	(0.08)	1.91	1.83	—	—	—	11.47	18.98	(c)(f)	373,157	1.28	(f)	1.65	(f)	(0.64	)(f)	179
Year ended 08/31/10	8.75	(0.06)	1.01	0.95	(0.06)	—	(0.06)	9.64	10.89	(c)	22,332	2.05		2.05		(0.64)		101
Year ended 08/31/09	10.08	0.07	(1.31)	(1.24)	(0.09)	0.00	(0.09)	8.75	(12.09	)(g)	23,466	2.10		2.16		0.86		105
Year ended 08/31/08	12.03	0.05	(1.18)	(1.13)	(0.24)	(0.58)	(0.82)	10.08	(9.98	)(g)	28,330	2.00		2.00		0.45		18

Class C
Year ended 08/31/12	11.51	(0.09)	0.86	0.77	—	(0.12)	(0.12)	12.16	6.82	(c)	252,685	1.80	(d)	1.93	(d)	(0.80	)(d)	96
Year ended 08/31/11	9.68	(0.11)	1.94	1.83	—	—	—	11.51	18.90	(c)(h)	266,990	1.60	(h)	1.71	(h)	(0.97	)(h)	179
Year ended 08/31/10	8.76	(0.05)	1.03	0.98	(0.06)	—	(0.06)	9.68	11.14	(c)(h)	23,718	1.93	(h)	1.93	(h)	(0.52	)(h)	101
Year ended 08/31/09	10.10	0.06	(1.30)	(1.24)	(0.10)	0.00	(0.10)	8.76	(12.11	)(i)	25,063	2.16		2.22		0.78		105
Year ended 08/31/08	12.02	0.06	(1.18)	(1.12)	(0.22)	(0.58)	(0.80)	10.10	(9.89	)(i)(j)	26,600	1.92	(j)	1.92	(j)	0.55	(j)	18

Class R
Year ended 08/31/12	11.71	(0.04)	0.88	0.84	—	(0.12)	(0.12)	12.43	7.30	(c)	18,746	1.30	(d)	1.43	(d)	(0.30	)(d)	96
Year ended 08/31/11(k)	12.81	(0.02)	(1.08)	(1.10)	—	—	—	11.71	(8.59	)(c)	17,698	1.30	(l)	1.42	(l)	(0.66	)(l)	179

Class Y
Year ended 08/31/12	11.78	0.02	0.89	0.91	—	(0.12)	(0.12)	12.57	7.86	(c)	99,758	0.80	(d)	0.93	(d)	0.20	(d)	96
Year ended 08/31/11	9.83	(0.02)	1.97	1.95	—	—	—	11.78	19.84	(c)	117,471	0.81		0.92		(0.18)		179
Year ended 08/31/10	8.91	0.04	1.02	1.06	(0.14)	—	(0.14)	9.83	11.95	(c)	2,592	1.05		1.05		0.35		101
Year ended 08/31/09	10.27	0.14	(1.31)	(1.17)	(0.19)	0.00	(0.19)	8.91	(11.07	)(m)	1,451	1.10		1.18		1.77		105
Year ended 08/31/08	12.23	0.18	(1.22)	(1.04)	(0.34)	(0.58)	(0.92)	10.27	(9.05	)(m)	108	1.00		1.00		1.65		18

Class R5
Year ended 08/31/12	11.75	0.04	0.88	0.92	—	(0.12)	(0.12)	12.55	7.96	(c)	301,283	0.69	(d)	0.69	(d)	0.31	(d)	96
Year ended 08/31/11(k)	12.07	(0.00)	(0.32)	(0.32)	—	—	—	11.75	(2.65	)(c)	197,097	0.66	(l)	0.66	(l)	(0.03	)(l)	179

(a)	Calculated using average shares outstanding.
(b)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(d)	Ratios are based on average daily net assets (000’s omitted) of $4,770,828, $320,852, $259,208, $18,435, $103,972 and $264,026 for Class A, Class B, Class C, Class R, Class Y and Class R5 shares, respectively.
(e)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(f)	The total return, ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.25% and 0.47% for the years ended August 31, 2012 and 2011, respectively.
(g)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 5%, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(h)	The total return, ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.79% and 0.88% for the years ended August 31, 2011 and 2010, respectively.

5        Invesco American Franchise Fund

(i)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(j)	The total return, ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of less than 1%.
(k)	Commencement date of May 23, 2011 for Class R and December 22, 2010 for Class R5.
(l)	Annualized.
(m)	Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption on Fund shares.

6        Invesco American Franchise Fund

Hypothetical Investment and Expense Information

In connection with the final settlement reached between Invesco and certain of its affiliates with certain regulators, including the New York Attorney General’s Office, the SEC and the Colorado Attorney General’s Office (the settlement) arising out of certain market timing and unfair pricing allegations made against Invesco and certain of its affiliates, Invesco and certain of its affiliates agreed, among other things, to disclose certain hypothetical information regarding investment and expense information to Fund shareholders. The chart below is intended to reflect the annual and cumulative impact of the Fund’s expenses, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The example reflects the following:

■	You invest $10,000 in the fund and hold it for the entire 10-year period;
■	Your investment has a 5% return before expenses each year;

■	Hypotheticals both with and without any applicable initial sales charge applied; and
■	There is no sales charge on reinvested dividends.

There is no assurance that the annual expense ratio will be the expense ratio for the Fund classes for any of the years shown. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

Class A (Includes Maximum
Sales Charge)	Year 1		Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	1.18%		1.18%	1.18%	1.18%	1.18%	1.18%	1.18%	1.18%	1.18%	1.18%
Cumulative Return Before Expenses	5.00%		10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	(1	.89)%	1.86%	5.75%	9.79%	13.98%	18.34%	22.86%	27.55%	32.42%	37.48%
End of Year Balance	$9,810.99		$10,185.77	$10,574.87	$10,978.83	$11,398.22	$11,833.63	$12,285.67	$12,754.99	$13,242.23	$13,748.08
Estimated Annual Expenses	$663.64		$117.98	$122.49	$127.17	$132.02	$137.07	$142.30	$147.74	$153.38	$159.24

Class A (Without Maximum
Sales Charge)	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	1.18%	1.18%	1.18%	1.18%	1.18%	1.18%	1.18%	1.18%	1.18%	1.18%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.82%	7.79%	11.90%	16.18%	20.62%	25.22%	30.01%	34.97%	40.13%	45.48%
End of Year Balance	$10,382.00	$10,778.59	$11,190.33	$11,617.81	$12,061.61	$12,522.36	$13,000.71	$13,497.34	$14,012.94	$14,548.23
Estimated Annual Expenses	$120.25	$124.85	$129.62	$134.57	$139.71	$145.05	$150.59	$156.34	$162.31	$168.51

Class B2	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	1.18%	1.18%	1.18%	1.18%	1.18%	1.18%	1.18%	1.18%	1.18%	1.18%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.82%	7.79%	11.90%	16.18%	20.62%	25.22%	30.01%	34.97%	40.13%	45.48%
End of Year Balance	$10,382.00	$10,778.59	$11,190.33	$11,617.81	$12,061.61	$12,522.36	$13,000.71	$13,497.34	$14,012.94	$14,548.23
Estimated Annual Expenses	$120.25	$124.85	$129.62	$134.57	$139.71	$145.05	$150.59	$156.34	$162.31	$168.51

Class C2	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	1.93%	1.93%	1.93%	1.93%	1.93%	1.93%	1.93%	1.93%	1.93%	1.93%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.07%	6.23%	9.50%	12.86%	16.32%	19.89%	23.57%	27.37%	31.28%	35.31%
End of Year Balance	$10,307.00	$10,623.42	$10,949.56	$11,285.72	$11,632.19	$11,989.30	$12,357.37	$12,736.74	$13,127.76	$13,530.78
Estimated Annual Expenses	$195.96	$201.98	$208.18	$214.57	$221.16	$227.95	$234.95	$242.16	$249.59	$257.25

Class R	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	1.43%	1.43%	1.43%	1.43%	1.43%	1.43%	1.43%	1.43%	1.43%	1.43%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.57%	7.27%	11.10%	15.06%	19.17%	23.43%	27.83%	32.40%	37.12%	42.02%
End of Year Balance	$10,357.00	$10,726.74	$11,109.69	$11,506.31	$11,917.08	$12,342.52	$12,783.15	$13,239.51	$13,712.16	$14,201.68
Estimated Annual Expenses	$145.55	$150.75	$156.13	$161.70	$167.48	$173.46	$179.65	$186.06	$192.70	$199.58

Class Y	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	0.93%	0.93%	0.93%	0.93%	0.93%	0.93%	0.93%	0.93%	0.93%	0.93%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.07%	8.31%	12.71%	17.30%	22.08%	27.04%	32.21%	37.60%	43.20%	49.02%
End of Year Balance	$10,407.00	$10,830.56	$11,271.37	$11,730.11	$12,207.53	$12,704.38	$13,221.44	$13,759.56	$14,319.57	$14,902.38
Estimated Annual Expenses	$94.89	$98.75	$102.77	$106.96	$111.31	$115.84	$120.56	$125.46	$130.57	$135.88

1	Your actual expenses may be higher or lower than those shown.
2	The hypothetical assumes you hold your investment for a full 10 years. Therefore, any applicable deferred sales charge that might apply in years one through six for Class B and year one for Class C has not been deducted.

7        Invesco American Franchise Fund

Shareholder Account Information

In addition to the Fund, Invesco serves as investment adviser to many other Invesco and Invesco Van Kampen mutual funds that are offered to retail investors (Invesco Funds or Funds). The following information is about all of the Invesco Funds that offer retail share classes.

If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the name of an individual investor), the intermediary or conduit investment vehicle may impose rules which differ from, and/or charge a transaction or other fee in addition to, those described in this prospectus.

Additional information is available on the Internet at www.invesco.com/us. Go to the tab for “Accounts & Services,” then click on “Service Center,” or consult the Fund’s SAI, which is available on that same Web site or upon request free of charge. The Web site is not part of this prospectus.

Choosing a Share Class
Each Fund may offer multiple classes of shares and not all Funds offer all share classes discussed herein. Each class represents an interest in the same portfolio of investments. Certain classes have higher expenses than other classes which may lower the return on your investment when compared to a less expensive class. In deciding which class of shares to purchase, you should consider the following attributes of the various share classes, among other things: (i) the eligibility requirements that apply to purchases of a particular class, (ii) the initial sales charges and contingent deferred sales charges (CDSCs), if any, applicable to the class, (iii) the 12b-1 fee, if any, paid by the class, and (iv) any services you may receive from a financial intermediary. Please contact your financial adviser to assist you in making your decision. Please refer to the prospectus fee table for more information on the fees and expenses of a particular Fund’s share classes.

Share Classes

Class A	Class B	Class C	Class R	Class Y	Investor Class

■ Initial sales charge which may be waived or reduced	■ No initial sales charge	■ No initial sales charge	■ No initial sales charge	■ No initial sales charge	■ No initial sales charge
■ Contingent deferred sales charge on certain redemptions	■ Contingent deferred sales charge on redemptions within six or fewer years	■ Contingent deferred sales charge on redemptions within one year[4]	■ No contingent deferred sales charge	■ No contingent deferred sales charge	■ No contingent deferred sales charge
■ 12b-1 fee of up to 0.25%[1]	■ 12b-1 fee of up to 1.00%	■ 12b-1 fee of up to 1.00%[5]	■ 12b-1 fee of up to 0.50%	■ No 12b-1 fee	■ 12b-1 fee of up to 0.25%[1]

■ Generally converts to Class A shares on or about the end of the month which is at least eight years after the date on which shares were purchased along with a pro rata portion of reinvested dividends and distributions[2,3]
		■ Does not convert to Class A shares	■ Does not convert to Class A shares	■ Does not convert to Class A shares	■ Does not convert to Class A shares
■ Generally more appropriate for long-term investors	■ New or additional investments are not permitted.	■ Generally more appropriate for short-term investors ■ Purchase orders limited to amounts less than $1,000,000	■ Generally available only to employee benefit plans
■ Class Y shares are generally available to (i) investors who purchase through a fee-based advisory account with an approved financial intermediary, (ii) defined contribution plans, defined benefit retirement plans, endowments or foundations, (iii) banks or bank trust departments acting on their own behalf or as trustee or manager for trust accounts, or (iv) any current, former or retired trustee, director, officer or employee (or immediate family members of a current, former or retired trustee, director, officer or employee) of any Invesco Fund or of Invesco Ltd. or any of its subsidiaries. In fee-based advisory programs, a financial intermediary typically charges each investor a fee based on the value of the investor’s account in exchange for servicing that account. Class Y shares are generally not available for individual retirement accounts (IRAs) such as traditional, Roth, SEP, SAR-SEP and SIMPLE IRAs.
■ Generally closed to new investors

A-1        The Invesco Funds

MCF—12/12

1	Class A2 shares of Invesco Tax-Free Intermediate Fund and Investor Class shares of Invesco Money Market Fund, Invesco Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio do not have a 12b-1 fee, and the Invesco Short Term Bond Fund Class A shares have a 12b-1 fee of 0.15%.
2	Class B shares of Invesco Money Market Fund convert to Invesco Cash Reserve Shares. Class BX shares of Invesco Money Market Fund convert to Class AX shares.
3	Class B shares and Class BX shares will not convert to Class A shares or Class AX shares, respectively, that have a higher 12b-1 fee rate than the respective Class B shares or Class BX shares at the time of conversion.
4	CDSC does not apply to redemption of Class C shares of Invesco Short Term Bond Fund unless you received Class C shares of Invesco Short Term Bond Fund through an exchange from Class C shares from another Invesco Fund that is still subject to a CDSC.
5	The 12b-1 fee for Class C shares of certain Funds is less than 1.00%. The “Fees and Expenses of the Fund—Annual Fund Operating Expenses” section of this prospectus reflects the actual 12b-1 fees paid by a Fund.

In addition to the share classes shown in the chart above, the following Funds offer the following additional share classes on a limited basis:

■	Class A2 shares: Invesco Limited Maturity Treasury Fund and Invesco Tax-Free Intermediate Fund;

■	Class AX shares: Invesco Balanced-Risk Retirement Funds and Invesco Money Market Fund;

■	Class BX shares: Invesco Money Market Fund (New or additional investments in Class BX shares are not permitted);

■	Class CX shares: Invesco Balanced-Risk Retirement Funds and Invesco Money Market Fund;

■	Class RX shares: Invesco Balanced-Risk Retirement Funds;

■	Class P shares: Invesco Summit Fund;

■	Class S shares: Invesco Charter Fund, Invesco Conservative Allocation Fund, Invesco Growth Allocation Fund, Invesco Moderate Allocation Fund and Invesco Summit Fund; and

■	Invesco Cash Reserve Shares: Invesco Money Market Fund.

Share Class Eligibility

Class A, B, C and Invesco Cash Reserve Shares
Class A, C and Invesco Cash Reserve Shares are available to all retail investors, including individuals, trusts, corporations and other business and charitable organizations and eligible employee benefit plans. The share classes offer different fee structures which are intended to compensate financial intermediaries for services provided in connection with the sale of shares and continued maintenance of the customer relationship. You should consider the services provided by your financial adviser and any other financial intermediaries who will be involved in the servicing of your account when choosing a share class.

New or additional investments in Class B shares are not permitted. Existing shareholders of Class B shares may continue as Class B shareholders, continue to reinvest dividends and capital gains distributions in Class B shares and exchange their Class B shares for Class B shares of other Funds as permitted by the current exchange privileges, until they convert. For Class B shares outstanding on November 29, 2010 and Class B shares acquired upon reinvestment of dividends, all Class B share attributes including the associated Rule 12b-1 fee, CDSC and conversion features, will continue.

Class A2 Shares
Class A2 shares, which are offered only on Invesco Limited Maturity Treasury Fund and Invesco Tax-Free Intermediate Fund, are closed to new investors. All references in this prospectus to Class A shares, shall include Class A2 shares, unless otherwise noted.

Class AX, BX, CX and RX Shares
Class AX, BX, CX and RX shares are closed to new investors. Only investors who have continuously maintained an account in Class AX, CX or RX of a specific Fund may make additional purchases into Class AX, CX and RX, respectively, of such specific Fund. All references in this Prospectus to Class A, B, C or R shares of the Invesco Funds shall include Class AX (excluding Invesco Money Market Fund), BX, CX, or RX shares, respectively, of the Invesco Funds, unless otherwise noted. All references in this Prospectus to Invesco Cash Reserve Shares of Invesco Money Market Fund shall include Class AX shares of Invesco Money Market Fund, unless otherwise noted.

Class P Shares
In addition to the other share classes discussed herein, the Invesco Summit Fund offers Class P shares, which were historically sold only through the AIM Summit Investors Plans I and II (each a Plan and, collectively, the Summit Plans). Class P shares are sold with no initial sales charge and have a 12b-1 fee of 0.10%. However, Class P shares are not sold to members of the general public. Only shareholders who had accounts in the Summit Plans at the close of business on December 8, 2006 may purchase Class P shares and only until the total of their combined investments in the Summit Plans and in Class P shares directly equals the face amount of their former Plan under the 30 year extended investment option. The face amount of a Plan is the combined total of all scheduled monthly investments under the Plan. For a Plan with a scheduled monthly investment of $100.00, the face amount would have been $36,000.00 under the 30 year extended investment option.

Class R Shares
Class R shares are generally available only to eligible employee benefit plans. These may include, for example, retirement and deferred compensation plans maintained pursuant to Sections 401, 403, and 457 of the Internal Revenue Code (the Code); nonqualified deferred compensation plans; health savings accounts maintained pursuant to Section 223 of the Code; and voluntary employees’ beneficiary arrangements maintained pursuant to Section 501(c)(9) of the Code. Retirement plans maintained pursuant to Section 401 generally include 401(k) plans, profit sharing plans, money purchase pension plans, and defined benefit plans. Class R shares are generally not available for individual retirement accounts (IRAs) such as traditional, Roth, SEP, SAR-SEP and SIMPLE IRAs.

Class S Shares
Class S shares are limited to investors who purchase shares with the proceeds received from a systematic contractual investment plan redemption within the 12 months prior to purchasing Class S shares, and who purchase through an approved financial intermediary that has an agreement with the distributor to sell Class S shares. Class S shares are not otherwise sold to members of the general public. An investor purchasing Class S shares will not pay an initial sales charge. The investor will no longer be eligible to purchase additional Class S shares at that point where the value of the contributions to the prior systematic contractual investment plan combined with the subsequent Class S share contributions equals the face amount of what would have been the investor’s systematic contractual investment plan under the 30-year investment option. The face amount of a systematic contractual investment plan is the combined total of all scheduled monthly investments under that plan. For a plan with a scheduled monthly investment of $100.00, the face amount would have been $36,000.00 under the 30-year extended investment option.

Class Y Shares
Class Y shares are generally available to (i) investors who purchase through a fee-based advisory account with an approved financial intermediary, (ii) defined contribution plans, defined benefit retirement plans, endowments or foundations, (iii) banks or bank trust departments acting

A-2        The Invesco Funds

on their own behalf or as trustee or manager for trust accounts, or (iv) any current, former or retired trustee, director, officer or employee (or immediate family members of a current, former or retired trustee, director, officer or employee) of any Invesco Fund or of Invesco Ltd. or any of its subsidiaries. In fee-based advisory programs, a financial intermediary typically charges each investor a fee based on the value of the investor’s account in exchange for servicing that account. Class Y shares are generally not available for individual retirement accounts (IRAs) such as traditional, Roth, SEP, SAR-SEP and SIMPLE IRAs.

Subject to any conditions or limitations imposed on the servicing of Class Y shares by your financial adviser, if you received Class Y shares as a result of a merger or reorganization of a predecessor fund into any of the Funds, you will be permitted to make additional Class Y share purchases.

Investor Class Shares
Some of the Funds offer Investor Class shares. Investor Class shares are sold with no initial sales charge and have a maximum 12b-1 fee of 0.25%. Investor Class shares are not sold to members of the general public. Only the following persons may purchase Investor Class shares:

■	Investors who established accounts prior to April 1, 2002, in Investor Class shares who have continuously maintained an account in Investor Class shares (this includes anyone listed in the registration of an account, such as a joint owner, trustee or custodian, and immediate family members of such persons). These investors are referred to as “Investor Class grandfathered investors.”
■	Customers of certain financial intermediaries which have had relationships with the Funds’ distributor or any Funds that offered Investor Class shares prior to April 1, 2002, who have continuously maintained such relationships. These intermediaries are referred to as “Investor Class grandfathered intermediaries.”
■	Eligible employee benefit plans. Investor Class shares are generally not available for IRAs unless the IRA depositor is considered an Investor Class grandfathered investor or the account is opened through an Investor Class grandfathered intermediary.
■	Any current, former or retired trustee, director, officer or employee (or immediate family member of a current, former or retired trustee, director, officer or employee) of any Invesco Fund or of Invesco Ltd. or any of its subsidiaries.

Distribution and Service (12b-1) Fees
Except as noted below, each Fund has adopted a distribution plan or distribution plan and service plan pursuant to SEC Rule 12b-1. A 12b-1 plan allows a Fund to pay distribution and service fees to Invesco Distributors, Inc. (Invesco Distributors) to compensate or reimburse, as applicable, Invesco Distributors for its efforts in connection with the sale and distribution of the Fund’s shares and for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the Funds pay these fees out of their assets on an ongoing basis, over time these fees will increase the cost of your investment and may cause you to pay more than the maximum permitted initial sales charges described in this prospectus.

The following Funds and share classes do not have 12b-1 plans:

■	Invesco Tax-Free Intermediate Fund, Class A2 shares.
■	Invesco Money Market Fund, Investor Class shares.
■	Invesco Tax-Exempt Cash Fund, Investor Class shares.
■	Premier Portfolio, Investor Class shares.
■	Premier U.S. Government Money Portfolio, Investor Class shares.
■	Premier Tax-Exempt Portfolio, Investor Class shares.
■	All Funds, Class Y shares

Under the applicable distribution plan or distribution plan and service plan, the Funds may pay distribution and service fees up to the following amounts with respect to each Fund’s average daily net assets with respect to such class:

■	Class A shares: 0.25%
■	Class B shares: 1.00%
■	Class C shares: 1.00%
■	Class P shares: 0.10%
■	Class R shares: 0.50%
■	Class S shares: 0.15%
■	Invesco Cash Reserve Shares: 0.15%
■	Investor Class shares: 0.25%

Please refer to the prospectus fee table for more information on a particular Fund’s 12b-1 fees.

Initial Sales Charges (Class A Shares Only)
The Funds are grouped into four categories for determining initial sales charges. The “Other Information” section of each Fund’s prospectus will tell you the sales charge category in which the Fund is classified. As used below, the term “offering price” with respect to all categories of Class A shares includes the initial sales charge.

Category I Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of	As a % of
in a single transaction		Offering Price	Investment

Less than	$50,000	5.50%	5.82%

$50,000 but less than	$100,000	4.50	4.71

$100,000 but less than	$250,000	3.50	3.63

$250,000 but less than	$500,000	2.75	2.83

$500,000 but less than	$1,000,000	2.00	2.04

Category II Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of	As a % of
in a single transaction		Offering Price	Investment

Less than	$100,000	4.25%	4.44%

$100,000 but less than	$250,000	3.50	3.63

$250,000 but less than	$500,000	2.50	2.56

$500,000 but less than	$1,000,000	2.00	2.04

Category III Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of	As a % of
in a single transaction		Offering Price	Investment

Less than	$100,000	1.00%	1.01%

$100,000 but less than	$250,000	0.75	0.76

$250,000 but less than	$1,000,000	0.50	0.50

Category IV Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of	As a % of
in a single transaction		Offering Price	Investment

Less than	$100,000	2.50%	2.56%

$100,000 but less than	$250,000	1.75	1.78

$250,000 but less than	$500,000	1.25	1.27

Class A Shares Sold Without an Initial Sales Charge
The following types of investors may purchase Class A shares without paying an initial sales charge:

■	Investors who purchase shares through a fee-based advisory account with an approved financial intermediary. In a fee based advisory program, a financial intermediary typically charges each investor a fee based on the value of the investor’s account in exchange for servicing that account.
■	Those employer-sponsored retirement plans:

■	with assets of at least $1 million;
■	with at least 100 employees eligible to participate in the Plan; or

A-3        The Invesco Funds

■	that execute plan level or multiple-plan level transactions through a single omnibus account per Fund.
■	Any investor who purchases his or her shares with the proceeds of a rollover, transfer or distribution from a retirement plan or individual retirement account where the account being funded by such rollover is to be maintained by the same trustee, custodian or administrator that maintained the plan from which the rollover distribution funding such rollover originated, or an affiliate thereof.
■	Investors who maintain an account in Investor Class shares of a Fund (this includes anyone listed in the registration of an account, such as a joint owner, trustee or custodian, and immediate family members of such persons).
■	Qualified Tuition Programs created and maintained in accordance with Section 529 of the Code.
■	Funds of funds or other pooled investment vehicles.
■	Insurance company separate accounts.
■	Any registered representative or employee of any intermediary who has an agreement with Invesco Distributors to sell shares of the Invesco Funds (this includes any members of his or her Immediate Family).

In addition, investors may acquire Class A shares without paying an initial sales charge in connection with:

■	reinvesting dividends and distributions;
■	exchanging shares of one Fund that were previously assessed a sales charge for shares of another Fund;
■	purchasing shares in connection with the repayment of a retirement plan loan administered by Invesco Investment Services; and
■	purchasing Class A shares with proceeds from the redemption of Class B, Class C or Class Y shares where the redemption and purchase are effectuated on the same business day.

Invesco Distributors also permits certain other investors to invest in Class A Shares without paying an initial charge, generally as a result of the investor’s current or former relationship with the Invesco Funds. For additional information about such eligibility, please reference the Funds’ Statement of Additional Information.

In all instances, it is the purchaser’s responsibility to notify Invesco Distributors or its financial intermediary of any relationship or other facts qualifying the purchaser as eligible to purchase Class A Shares without paying an initial sales charge and to provide all necessary documentation of such facts.

Purchasers investing through a financial intermediary that has not agreed, either pursuant to an agreement with Invesco Distributors or otherwise, to qualify a shareholder as eligible under the terms of the disclosure above or is otherwise unable to systematically support such qualification, are not eligible to purchase Class A Shares without paying an initial sales charge.

Reduced Sales Charges and Sales Charge Exceptions
You may qualify for reduced sales charges or sales charge exceptions. Qualifying types of accounts for you and your “Immediate Family” as described in a Fund’s SAI include individual, joint, certain trusts, 529 college savings plan and Coverdell Education Savings, certain retirement plans established for the benefit of an individual, and Uniform Gifts/Transfers to Minor Acts accounts. To qualify for these reductions or exceptions, you or your financial adviser must notify the transfer agent and provide the necessary documentation at the time of purchase that your purchase qualifies for such treatment. Certain individuals and employer-sponsored retirement plans may link accounts for the purpose of qualifying for lower initial sales charges.

Purchases of Class A shares of Invesco Tax-Exempt Cash Fund or Invesco Cash Reserve Shares of Invesco Money Market Fund or Investor Class shares of any fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges pursuant to Rights of Accumulation or Letters of Intent.

Rights of Accumulation
You may combine your new purchases of Class A shares of a Fund with other Fund shares currently owned (Class A, B, C, IB, IC, P, R, S or Y) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the value of other shares owned based on their current public offering price. The transfer agent may automatically link certain accounts registered in the same name with the same taxpayer identification number for the purpose of qualifying you for lower initial sales charge rates.

Letters of Intent
Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of one or more Funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full amount committed to in the LOI is not invested by the end of the 13-month period, your account will generally be assessed the higher initial sales charge that would normally be applicable to the total amount actually invested.

Reinstatement Following Redemption
If you redeem any class of shares of a Fund, you may reinvest all or a portion of the proceeds from the redemption in the same share class of any Fund in the same Category within 180 days of the redemption without paying an initial sales charge. Class B, P and S redemptions may be reinvested only into Class A shares with no initial sales charge. Class Y redemptions may be reinvested into either Class Y shares or Class A shares with no initial sales charge.

This reinstatement privilege does not apply to a purchase made through a regularly scheduled automatic investment plan, such as a purchase by a regularly scheduled payroll deduction or transfer from a bank account.

This reinstatement privilege is suspended for the period of time in which a purchase block is in place on a shareholder’s account. Please see “Purchase Blocking Policy” discussed below.

In order to take advantage of this reinstatement privilege, you must inform your financial adviser or the transfer agent that you wish to do so at the time of your investment.

Contingent Deferred Sales Charges (CDSCs)

CDSCs on Class A Shares and Invesco Cash Reserve Shares of Invesco Money Market Fund
You can purchase $1,000,000 or more (a Large Purchase) of Class A shares of Category I, II and IV Funds without paying an initial sales charge. However, if you redeem these shares prior to 18 months after the date of purchase, they will be subject to a CDSC of 1%.

If you currently own Class A shares of a Category I, II or IV Fund, and make additional purchases without paying an initial sales charge that result in account balances of $1,000,000 or more, the additional shares purchased will be subject to an 18-month, 1% CDSC.

If Invesco Distributors pays a concession to the dealer of record in connection with a Large Purchase of Class A shares by an employee benefit plan, the Class A shares may be subject to a 1% CDSC if all of the plan’s shares are redeemed within one year from the date of the plan’s initial purchase.

If you acquire Invesco Cash Reserve Shares of Invesco Money Market Fund or Class A shares of Invesco Tax-Exempt Cash Fund through an exchange involving Class A shares that were subject to a CDSC, the shares acquired as a result of the exchange will continue to be subject to that same CDSC.

CDSCs on Class B Shares
Class B shares are subject to a CDSC. If you redeem your shares during the CDSC period, you will be assessed a CDSC as follows, unless you qualify for one of the CDSC exceptions outlined below. The Funds are

A-4        The Invesco Funds

grouped into seven categories for determining CDSCs. The “Other Information” section of each Fund’s prospectus will tell you the CDSC category in which the Fund is classified.

CDSC Category I
Year since purchase made	Class B CDSC

First	5.00%

Second	4.00

Third	3.00

Fourth	3.00

Fifth	2.00

Sixth	1.00

Seventh and following	None

CDSC Category II
Year since purchase made	Class B CDSC

First	5.00%

Second	4.00

Third	3.00

Fourth	2.00

Fifth	2.00

Sixth	1.00

Seventh and following	None

CDSC Category III
Year since purchase made	Class B CDSC

First	5.00%

Second	4.00

Third	3.00

Fourth	2.50

Fifth	1.50

Sixth	None

CDSC Category IV
Year since purchase made	Class B CDSC

First	4.00%

Second	3.75

Third	3.50

Fourth	2.50

Fifth	1.50

Sixth	1.00

Seventh and following	None

CDSC Category V
Year since purchase made	Class B CDSC

First	2.00%

Second	1.50

Third	1.00

Fourth	0.50

Fifth and following	None

CDSC Category VI
	Class B CDSC	Class B CDSC
	purchased before	purchased on or after
Year since purchase made	June 1, 2005	June 1, 2005

First	3.00%	4.00%

Second	2.50	4.00

Third	2.00	3.00

Fourth	1.00	2.50

Fifth	None	1.50

Sixth and following	None	None

CDSC Category VII
Year since purchase made	Class B CDSC

First	4.00%

Second	4.00

Third	3.00

Fourth	2.50

Fifth	1.50

Sixth and following	None

CDSCs on Class C Shares
Class C shares are sold without an initial sales charge. However, they are subject to a CDSC. If you redeem your shares during the first year since purchase has been made you will be assessed a 1% CDSC, unless you qualify for one of the CDSC exceptions outlined below.

CDSCs on Class C Shares—Employee Benefit Plan
Invesco Distributors pays a concession to the dealer of record in connection with a purchase of Class C shares by an employee benefit plan; the Class C shares are subject to a 1.00% CDSC at the time of redemption if all of the plan’s shares are redeemed within one year from the date of the plan’s initial purchase.

CDSCs on Class C Shares of Invesco Short Term Bond Fund
Class C shares of Invesco Short Term Bond Fund are not normally subject to a CDSC. However, if you acquired shares of those Funds through an exchange, and the shares originally purchased were subject to a CDSC, the shares acquired as a result of the exchange will continue to be subject to that same CDSC. Conversely, if you acquire Class C shares of any other Fund as a result of an exchange involving Class C shares of Invesco Short Term Bond Fund that were not subject to a CDSC, then the shares acquired as a result of the exchange will not be subject to a CDSC.

Computing a CDSC
The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current net asset value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, shares are accounted for on a first-in, first-out basis, which means that you will redeem shares on which there is no CDSC first, and then shares in the order of their purchase.

CDSC Exceptions
Investors who own shares that are otherwise subject to a CDSC will not pay a CDSC in the following circumstances:

■	If you participate in the Systematic Redemption Plan and withdraw up to 12% of the value of your shares that are subject to a CDSC in any twelve-month period.
■	If you redeem shares to pay account fees.
■	If you are the executor, administrator or beneficiary of an estate or are otherwise entitled to assets remaining in an account following the death

A-5        The Invesco Funds

or post-purchase disability of a shareholder or beneficial owner and you choose to redeem those shares.

There are other circumstances under which you may be able to redeem shares without paying CDSCs.

Shares acquired through the reinvestment of dividends and distributions are not subject to CDSCs.

The following share classes are sold with no CDSC:

■	Class A shares of Invesco Tax-Exempt Cash Fund.
■	Class A shares of Invesco Limited Maturity Treasury Fund and Invesco Tax-Free Intermediate Fund purchased on or after October 21, 2002, and prior to February 1, 2010.
■	Class A2 shares of Invesco Limited Maturity Treasury Fund and Invesco Tax-Free Intermediate Fund.
■	Invesco Cash Reserve Shares of Invesco Money Market Fund.
■	Investor Class shares of any Fund.
■	Class P shares of Invesco Summit Fund.
■	Class S shares of Invesco Charter Fund, Invesco Conservative Allocation Fund, Invesco Growth Allocation Fund, Invesco Moderate Allocation Fund and Invesco Summit Fund.
■	Class Y shares of any Fund.

CDSCs Upon Converting to Class Y Shares
If shares that are subject to a CDSC are converted to Class Y shares, the applicable CDSC will be assessed prior to conversion.

Purchasing Shares
If you hold your shares through a financial intermediary, your eligibility to purchase shares and the terms by which you may purchase, redeem and exchange shares may differ depending on that institution’s policies.

Minimum Investments
There are no minimum investments for Class P, R or S shares for fund accounts. The minimum investments for Class A, C, Y, Investor Class and Invesco Cash Reserve shares for fund accounts are as follows:

		Additional
	Initial Investment	Investments
Type of Account	Per Fund	Per Fund

Asset or fee-based accounts managed by your financial adviser	None	None

Eligible employee benefit plans, SEP, SARSEP and SIMPLE IRA plans	None	None

IRAs, Roth IRAs and Coverdell ESAs if the new investor is purchasing shares through a systematic purchase plan	$25	$25

All other accounts if the investor is purchasing shares through a systematic purchase plan	50	50

IRAs, Roth IRAs and Coverdell ESAs	250	25

All other accounts	1,000	50

Invesco Distributors has the discretion to accept orders for lesser amounts

How to Purchase Shares

	Opening An Account	Adding To An Account

Through a Financial Adviser	Contact your financial adviser.	Contact your financial adviser.
By Mail	Mail completed account application and check to the transfer agent,
Invesco Investment Services, Inc.,
P.O. Box 219078,
Kansas City, MO 64121-9078.
	Invesco Investment Services, Inc. does NOT accept the following types of payments: Credit Card Checks, Third Party Checks, and Cash*.	Mail your check and the remittance slip from your confirmation statement to the transfer agent. Invesco Investment Services, Inc. does NOT accept the following types of payments: Credit Card Checks, Third Party Checks, and Cash*.
By Wire	Mail completed account application to the transfer agent. Call the transfer agent at (800) 959-4246 to receive a reference number. Then, use the wire instructions provided below.	Call the transfer agent to receive a reference number. Then, use the wire instructions provided below.
Wire Instructions	Beneficiary Bank ABA/Routing #: 011001234 Beneficiary Account Number: 729639 Beneficiary Account Name: Invesco Investment Services, Inc. RFB: Fund Name, Reference # OBI: Your Name, Account #
By Telephone	Open your account using one of the methods described above.	Select the Bank Account Information option on your completed account application or complete a Systematic Options and Bank Information Form. Mail the application or form to the transfer agent. Once the transfer agent has received the form, call the transfer agent at the number below to place your purchase order.
Automated Investor Line	Open your account using one of the methods described above.	Call the Invesco Investment Services, Inc. 24-hour Automated Investor Line at 1-800-246-5463. You may place your order after you have provided the bank instructions that will be requested.
By Internet	Open your account using one of the methods described above.	Access your account at www.invesco.com/us. The proper bank instructions must have been provided on your account. You may not purchase shares in retirement accounts on the internet.

*	In addition, Invesco Investment Services, Inc. does not accept cash equivalents for employer sponsored plan accounts. Cash equivalents include cashier’s checks, official checks, bank drafts, traveler’s checks, treasurer’s checks, postal money orders or money orders. We also reserve the right to reject at our sole discretion payment by Temporary / Starter Checks.

Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Fund verify and record your identifying information.

A-6        The Invesco Funds

Systematic Purchase Plan
You can arrange for periodic investments in any of the Funds by authorizing the transfer agent to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $25 per Fund for IRAs, Roth IRAs and Coverdell ESAs, and at least $50 per Fund for all other types of accounts (a Systematic Purchase Plan). You may stop the Systematic Purchase Plan at any time by giving the transfer agent notice ten days prior to your next scheduled withdrawal. Certain financial advisers and other financial intermediaries may also offer systematic purchase plans.

Dollar Cost Averaging
Dollar Cost Averaging allows you to make automatic periodic exchanges, if permitted, from one Fund to another Fund or multiple other Funds. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the day of the month you specify, in the amount you specify. Dollar Cost Averaging cannot be set up for the 29th through the 31st of the month. The minimum amount you can exchange to another Fund is $50. Certain financial advisers and other financial intermediaries may also offer dollar cost averaging programs.

Automatic Dividend and Distribution Investment
Your dividends and distributions may be paid in cash or reinvested in the same Fund or another Fund without paying an initial sales charge. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same Fund. If you elect to receive your distributions by check, and the distribution amount is $10 or less, then the amount will be automatically reinvested in the same Fund and no check will be issued. If you have elected to receive distributions by check, and the postal service is unable to deliver checks to your address of record, then your distribution election may be converted to having all subsequent distributions reinvested in the same Fund and no checks will be issued. With respect to certain account types, if your check remains uncashed for six months, the Fund generally reserves the right to reinvest your distribution check in your account at the then applicable NAV and to reinvest all subsequent distributions in shares of the Fund. Such checks will be reinvested into the same share class of the Fund unless you own shares in both Class A and Class B of the same Fund, in which case the check may be reinvested into the Class A shares. You should contact the transfer agent to change your distribution option, and your request to do so must be received by the transfer agent before the record date for a distribution in order to be effective for that distribution. No interest will accrue on amounts represented by uncashed distribution checks.

You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another Fund:

■	Your account balance in the Fund paying the dividend or distribution must be at least $5,000; and
■	Your account balance in the Fund receiving the dividend or distribution must be at least $500.

Portfolio Rebalancing Program
If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your Fund holdings should be rebalanced, on a percentage basis, between two and ten of your Funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your Funds for shares of the same class of one or more other Funds in your portfolio. Rebalancing will not occur if your portfolio is within 2% of your stated allocation. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes, or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. We may modify, suspend or terminate the Program at any time on 60 days’ prior written notice to participating investors. Certain financial advisers and other financial intermediaries may also offer portfolio rebalancing programs.

Redeeming Shares
For Funds other than Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, the transfer agent or authorized intermediary, if applicable, must receive your call during the hours of the customary trading session of the New York Stock Exchange (NYSE) in order to effect the redemption at that day’s net asset value. For Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, the transfer agent or authorized intermediary, if applicable, must receive your call before the Funds’ net asset value determination in order to effect the redemption that day.

How to Redeem Shares

Through a Financial Adviser or Financial Intermediary	Contact your financial adviser or financial intermediary (including your retirement plan administrator).
By Mail	Send a written request to the transfer agent which includes:
■ Original signatures of all registered owners/trustees;
■ The dollar value or number of shares that you wish to redeem;
■ The name of the Fund(s) and your account number;
■ The cost basis method or specific shares you wish to redeem for tax reporting purposes, if different than the method already on record; and
■ Signature guarantees, if necessary (see below).
The transfer agent may require that you provide additional documentation, or information, such as corporate resolutions or powers of attorney, if applicable. If you are redeeming from an IRA or other type of retirement account, you must complete the appropriate distribution form, as well as employer authorization.
By Telephone	Call the transfer agent at 1-800-959-4246. You will be allowed to redeem by telephone if:

■ Your redemption proceeds are to be mailed to your address on record (and there has been no change in your address of record within the last 30 days) or transferred electronically to a pre-authorized checking account;

■ You do not hold physical share certificates;
■ You can provide proper identification information;
■ Your redemption proceeds do not exceed $250,000 per Fund; and
■ You have not previously declined the telephone redemption privilege.
You may, in limited circumstances, initiate a redemption from an Invesco IRA by telephone. Redemptions from other types of retirement plan accounts may be initiated only in writing and require the completion of the appropriate distribution form, as well as employer authorization.
Automated Investor Line	Call the Invesco Investment Services, Inc. 24-hour Automated Investor Line at 1-800-246-5463. You may place your redemption order after you have provided the bank instructions that will be requested.
By Internet	Place your redemption request at www.invesco.com/us. You will be allowed to redeem by Internet if:
■ You do not hold physical share certificates;
■ You can provide proper identification information;
■ Your redemption proceeds do not exceed $250,000 per Fund; and
■ You have already provided proper bank information.
Redemptions from most retirement plan accounts may be initiated only in writing and require the completion of the appropriate distribution form, as well as employer authorization.

Timing and Method of Payment
We normally will send out payments within one business day, and in any event no more than seven days, after your redemption request is received in good order (meaning that all necessary information and documentation related to the redemption request have been provided to the transfer

A-7        The Invesco Funds

agent or authorized intermediary, if applicable). If you redeem shares recently purchased by check or ACH, you may be required to wait up to ten business days before we send your redemption proceeds. This delay is necessary to ensure that the purchase has cleared. Payment may be postponed under unusual circumstances, as allowed by the SEC, such as when the NYSE restricts or suspends trading.

Redemption checks are mailed to your address of record, via first class U.S. mail, unless you make other arrangements with the transfer agent.

We use reasonable procedures to confirm that instructions communicated via telephone and the Internet are genuine, and we are not liable for losses arising from actions taken in accordance with instructions that are reasonably believed to be genuine.

Expedited Redemptions (Invesco Cash Reserve Shares of Invesco Money Market Fund only)
If you place your redemption order by telephone, before 11:30 a.m. Eastern Time and request an expedited redemption, we will transmit payment of redemption proceeds on that same day via federal wire to a bank of record on your account. If we receive your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, we will transmit payment on the next business day.

Systematic Withdrawals
You may arrange for regular periodic withdrawals from your account in amounts equal to or greater than $50 per Fund. We will redeem the appropriate number of shares from your account to provide redemption proceeds in the amount requested. You must have a total account balance of at least $5,000 in order to establish a Systematic Redemption Plan, unless you are establishing a Required Minimum Distribution for a retirement plan. You can stop this plan at any time by giving ten days’ prior notice to the transfer agent.

Check Writing
The transfer agent provides check writing privileges for accounts in the following Funds and share classes:

■	Invesco Money Market Fund, Invesco Cash Reserve Shares, Class AX shares, Class Y shares and Investor Class shares
■	Invesco Tax-Exempt Cash Fund, Class A shares, Class Y shares and Investor Class shares
■	Premier Portfolio, Investor Class shares
■	Premier Tax-Exempt Portfolio, Investor Class shares
■	Premier U.S. Government Money Portfolio, Investor Class shares

You may redeem shares of these Funds by writing checks in amounts of $250 or more if you have subscribed to the service by completing a Check Writing authorization form.

Redemption by check is not available for retirement accounts. Checks are not eligible to be converted to ACH by the payee. You may not give authorization to a payee by phone to debit your account by ACH for a debt owed to the payee.

Signature Guarantees
We require a signature guarantee in the following circumstances:

■	When your redemption proceeds will equal or exceed $250,000 per Fund.
■	When you request that redemption proceeds be paid to someone other than the registered owner of the account.
■	When you request that redemption proceeds be sent somewhere other than the address of record or bank of record on the account.
■	When you request that redemption proceeds be sent to a new address or an address that changed in the last 30 days.

The transfer agent will accept a guarantee of your signature by a number of different types of financial institutions. Call the transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution to determine whether the signature guarantee offered will be sufficient to cover the value of your transaction request.

Redemptions in Kind
Although the Funds generally intend to pay redemption proceeds solely in cash, the Funds reserve the right to determine, in their sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

Redemptions Initiated by the Funds
If your account (Class A, B, C, P, S and Investor Class shares only) has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months, the Funds have the right to redeem the account after giving you 60 days’ prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 or by initiating a Systematic Purchase Plan.

If the Fund determines that you have not provided a correct Social Security or other tax identification number on your account application, or the Fund is not able to verify your identity as required by law, the Fund may, at its discretion, redeem the account and distribute the proceeds to you.

Minimum Account Balance
A low balance fee of $12 per year will be deducted in the fourth quarter of each year from all Class A share, Class C share and Investor Class share accounts held in the Fund (each a Fund Account) with a value less than the low balance amount (the Low Balance Amount) as determined from time to time by the Fund and the Adviser. The Fund and the Adviser generally expect the Low Balance Amount to be $750, but such amount may be adjusted for any year depending on various factors, including market conditions. The Low Balance Amount and the date on which it will be deducted from any Fund Account will be posted on our web site, www.invesco.com/us, on or about November 1 of each year. This fee will be payable to the transfer agent by redeeming from a Fund Account sufficient shares owned by a shareholder and will be used by the transfer agent to offset amounts that would otherwise be payable by the Fund to the transfer agent under the transfer agency agreement. The low balance fee is not applicable to Fund Accounts comprised of: (i) fund of funds accounts, (ii) escheated accounts, (iii) accounts participating in a Systematic Purchase Plan established directly with the Fund, (iv) accounts with Dollar Cost Averaging, (v) accounts in which Class B Shares are immediately involved in the automatic conversion to Class A Shares, and those corresponding Class A Shares immediately involved in such conversion, (vi) accounts in which all shares are evidenced by share certificates, (vii) certain retirement plan accounts, (viii) forfeiture accounts in connection with certain retirement plans, (ix) investments in Class B, Class P, Class R, Class S or Class Y Shares, (x) certain money market funds (Investor Class of Premier U.S. Government Money, Premier Tax-Exempt and Premier Portfolios; all classes of Invesco Money Market Fund; and all classes of Invesco Tax-Exempt Cash Fund), or (xi) accounts in Class A shares established pursuant to an advisory fee program.

Some investments in the Funds are made through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and some investments are made indirectly through products that use the Funds as underlying investments, such as employee benefit plans, funds of funds, qualified tuition plans, and variable insurance contracts (these products are generally referred to as conduit investment vehicles). If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the names of individual investors), the intermediary or conduit investment vehicle may impose low balance rules which differ from those described in this prospectus. Please consult your financial adviser or other financial intermediary for details.

A-8        The Invesco Funds

Exchanging Shares
You may, under certain circumstances, exchange shares in one Fund for those of another Fund. An exchange is the purchase of shares in one Fund which is paid for with the proceeds from a redemption of shares of another Fund effectuated on the same day. Any gain on the transaction may be subject to federal income tax. Accordingly, the procedures and processes applicable to redemptions of Fund shares, as discussed under the heading “Redeeming Shares” above, will apply. Before requesting an exchange, review the prospectus of the Fund you wish to acquire.

All exchanges are subject to the limitations set forth in the prospectuses of the Funds. If you wish to exchange shares of one Fund for those of another Fund, you must consult the prospectus of the Fund whose shares you wish to acquire to determine whether the Fund is offering shares to new investors and whether you are eligible to acquire shares of that Fund.

Permitted Exchanges
Except as otherwise provided herein or in the SAI, you generally may exchange your shares for shares of the same class of another Fund. The following below shows permitted exchanges from one Fund to another Fund:

Exchange From	Exchange To

Invesco Cash Reserve Shares	Class A, C, R, Y*, Investor Class

Class A	Class A, Investor Class, Invesco Cash Reserve Shares

Class A2	Class A, Investor Class, Invesco Cash Reserve Shares

Class AX	Class A, AX, Investor Class, Invesco Cash Reserve Shares

Investor Class	Class A, Investor Class

Class P	Class A, Invesco Cash Reserve Shares

Class S	Class A, S, Invesco Cash Reserve Shares

Class B	Class B

Class BX	Class B

Class C	Class C

Class CX	Class C, CX

Class R	Class R

Class RX	Class R, RX

Class Y	Class Y

*	You may exchange into Class Y shares of a Fund if you otherwise qualify to buy that Fund’s Class Y shares. See the “Share Class Eligibility” section of this prospectus.

Exchanges into Invesco Senior Loan Fund
Invesco Senior Loan Fund is a closed-end fund that continuously offers its shares pursuant to the terms and conditions of its prospectus. The Adviser is the investment adviser for the Invesco Senior Loan Fund. As with the Invesco Funds, you generally may exchange your shares of Class A (Invesco Cash Reserve Shares of Invesco Money Market Fund), Class B or Class C of any Invesco Fund for shares of Class A, Class B or Class C, respectively, of Invesco Senior Loan Fund. Please refer to the prospectus for the Invesco Senior Loan Fund for more information, including limitations on exchanges out of Invesco Senior Loan Fund.

Exchanges Not Permitted
The following exchanges are not permitted:

■	Investor Class shares cannot be exchanged for Class A shares of any Fund which offers Investor Class shares.
■	Exchanges into Class A2 shares of Invesco Limited Maturity Treasury Fund and Invesco Tax-Free Intermediate Fund (also known as the Category III Funds) are not permitted.
■	Class A2 shares of Invesco Limited Maturity Treasury Fund and Invesco Tax-Free Intermediate Fund cannot be exchanged for Class A shares of those Funds.
■	Invesco Cash Reserve Shares cannot be exchanged for Class C or R shares if the shares being exchanged were acquired by exchange from Class A shares of any Fund.
■	Invesco Cash Reserve Shares, Class A shares, Class C shares or Investor Class shares of one Fund cannot be exchanged for Class Y shares of a different Fund.
■	All existing systematic exchanges and reallocations will cease and these options will no longer be available on all 403(b) prototype plans.

Exchange Conditions
The following conditions apply to all exchanges:

■	Shares must have been held for at least one day prior to the exchange with the exception of dividends and distributions that are reinvested; and
■	If you have physical share certificates, you must return them to the transfer agent in order to effect the exchange.

Under unusual market conditions, a Fund may delay the exchange of shares for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. The exchange privilege is not an option or right to purchase shares. Any of the participating Funds or the distributor may modify or terminate this privilege at any time.

Initial Sales Charges, CDSCs and 12b-1 Fees on Applicable to Exchanges
You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange into shares that are subject to a CDSC, we will begin the holding period for purposes of calculating the CDSC on the date you made your initial purchase.

In addition, as a result of differences in the forms of distribution plans and distribution plans and service plans among the Funds, certain exchanges of Class A shares, Class B shares, Class C shares, and Class R shares of a Fund for the same class of shares of another Fund may result in investors paying a higher or a lower 12b-1 fee on the Fund being exchanged into. Please refer to the prospectus fee table and financial highlights table and the statement of additional information for more information on the fees and expenses, including applicable 12b-1 fees, of the Fund you wish to acquire.

Share Class Conversions
Shares of one class of a Fund may be converted into shares of another class of the same Fund, provided that you are eligible to buy that share class. Investors who hold Fund shares through a financial intermediary that does not have an agreement to make certain share classes of the Funds available or that cannot systematically support the conversion may not be eligible to convert their shares. Furthermore, your financial intermediary may have discretion to effect a conversion on your behalf. Consult with your financial intermediary for details. Any CDSC associated with the converting shares will be assessed immediately prior to the conversion to the new share class. Share class conversions will be non-reportable for tax purposes and any gain on the converted shares should not be subject to federal income tax. See the applicable prospectus for share class information.

Fees and expenses differ between share classes. You should read the prospectus for the share class into which you are seeking to convert your shares prior to the conversion.

Share Class Conversions Not Permitted
The following share class conversions are not permitted:

■	Conversions into or out of Class B or Class BX of the same Fund (except for automatic conversions to Class A or Class AX, respectively, of the same Fund, as described under “Choosing a Share Class” in this Prospectus).
■	Conversions into Class A from Class A2 of the same Fund.

A-9        The Invesco Funds

■	Conversions into Class A2, Class AX, Class CX, Class P, Class RX or Class S of the same Fund.
■	Conversions involving share classes of Invesco Senior Loan Fund.

Rights Reserved by the Funds
Each Fund and its agents reserve the right at any time to:

■	Reject or cancel all or any part of any purchase or exchange order.
■	Modify any terms or conditions related to the purchase, redemption or exchange of shares of any Fund.
■	Reject or cancel any request to establish a Systematic Purchase Plan, Systematic Redemption Plan or Portfolio Rebalancing Program.
■	Suspend, change or withdraw all or any part of the offering made by this prospectus.

Excessive Short-Term Trading Activity (Market Timing) Disclosures
While the Funds provide their shareholders with daily liquidity, their investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of our policies described below. Excessive short-term trading activity in the Funds’ shares (i.e., a purchase of Fund shares followed shortly thereafter by a redemption of such shares, or vice versa) may hurt the long-term performance of certain Funds by requiring them to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of such Funds by causing them to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted. The Boards of Trustees of the Funds (collectively, the Board) have adopted policies and procedures designed to discourage excessive or short-term trading of Fund shares for all Funds except the money market funds. However, there is the risk that these Funds’ policies and procedures will prove ineffective in whole or in part to detect or prevent excessive or short-term trading. These Funds may alter their policies at any time without prior notice to shareholders if the adviser believes the change would be in the best interests of long-term shareholders.

Invesco and certain of its corporate affiliates (Invesco and such affiliates, collectively, the Invesco Affiliates) currently use the following tools designed to discourage excessive short-term trading in the retail Funds:

■	Trade activity monitoring.
■	Trading guidelines.
■	Purchase blocking.
■	The use of fair value pricing consistent with procedures approved by the Board.

Each of these tools is described in more detail below. Although these tools are designed to discourage excessive short-term trading, you should understand that none of these tools alone nor all of them taken together eliminate the possibility that excessive short-term trading activity in the Funds will occur. Moreover, each of these tools involves judgments that are inherently subjective. Invesco Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with long-term shareholder interests.

Money Market Funds. The Board of Invesco Money Market Fund, Invesco Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio (the money market funds) has not adopted any policies and procedures that would limit frequent purchases and redemptions of such Funds’ shares. The Board considered the risks of not having a specific policy that limits frequent purchases and redemptions, and determined that those risks were minimal. Nonetheless, to the extent that a money market fund must maintain additional cash and/or securities with short-term durations in greater amounts than may otherwise be required or borrow to honor redemption requests, the money market fund’s yield could be negatively impacted.

The Board does not believe that it is appropriate to adopt any such policies and procedures for the money market funds for the following reasons:

■	The money market funds are offered to investors as cash management vehicles; investors must perceive an investment in such Funds as an alternative to cash, and must be able to purchase and redeem shares regularly and frequently.
■	One of the advantages of a money market fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of the money market funds will be detrimental to the continuing operations of such Funds.
■	The money market funds’ portfolio securities are valued on the basis of amortized cost, and such Funds seek to maintain a constant net asset value. As a result, there are no price arbitrage opportunities.
■	Because the money market funds seek to maintain a constant net asset value, investors expect to receive upon redemption the amount they originally invested in such Funds.

Trade Activity Monitoring
Invesco Affiliates monitor selected trades on a daily basis in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, Invesco Affiliates believe that a shareholder has engaged in excessive short-term trading, they will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the shareholder to take action to stop such activities or (ii) refusing to process future purchases or exchanges related to such activities in the shareholder’s accounts other than exchanges into a money market Fund. Invesco Affiliates will use reasonable efforts to apply the Fund’s policies uniformly given the practical limitations described above.

The ability of Invesco Affiliates to monitor trades that are made through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and through conduit investment vehicles may be limited.

Trading Guidelines
If a Fund or an Invesco Affiliate determines, in its sole discretion, that your short-term trading activity is excessive, the Fund may, in its sole discretion, reject any additional purchase and exchange orders.

Purchase Blocking Policy
The Funds (except those listed below) have adopted a policy under which any shareholder redeeming shares having a value of $5,000 or more from a Fund on any trading day will be precluded from investing in that Fund for 30 calendar days after the redemption transaction date. The policy applies to redemptions and purchases that are part of exchange transactions. Under the purchase blocking policy, certain purchases will not be prevented and certain redemptions will not trigger a purchase block, such as: purchases and redemptions of shares having a value of less than $5,000; systematic purchase, redemption and exchange account options; transfers of shares within the same Fund; non-discretionary rebalancing in fund-of-funds; asset allocation features; fee-based accounts; account maintenance fees; small balance account fees; plan-level omnibus retirement plans or employee benefit plans; death and disability and hardship distributions; loan transactions; transfers of assets; retirement plan rollovers; IRA conversions and re-characterizations; and mandatory distributions from retirement accounts.

The Funds reserve the right to modify any of the parameters (including those not listed above) of the purchase blocking policy at any time. Further, the purchase blocking policy may be waived with respect to specific shareholder accounts in those instances where Invesco Advisers, Inc. (“Invesco”) determines that its surveillance procedures are adequate to detect frequent trading in Fund shares.

A-10        The Invesco Funds

To the extent that certain systems or intermediaries (such as investment dealers holding shareholder accounts in street name, retirement plan record keepers, insurance company separate accounts and bank trust companies) are unable to apply the purchase blocking policy, Invesco will work with those system providers or intermediaries to apply their own procedures, provided that Invesco believes the procedures are reasonably designed to enforce the frequent trading policies of the Funds. You should refer to disclosures provided by the intermediaries with which you have an account to determine the specific trading restrictions that apply to you. If Invesco identifies any activity that may constitute frequent trading, it reserves the right to contact the intermediary and request that the intermediary either provide information regarding an account owner’s transactions or restrict the account owner’s trading. There is no guarantee that all instances of frequent trading in fund shares will be prevented.

The purchase blocking policy does not apply to Invesco Money Market Fund, Invesco Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio.

Fair Value Pricing
Each money market fund values portfolio securities on the basis of the amortized cost method, which is explained in the SAI.

Securities owned by a Fund are to be valued at current market value if market quotations are readily available. All other securities and assets of a Fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board. An effect of fair value pricing may be to reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

Pricing of Shares

Determination of Net Asset Value
Each money market fund values portfolio securities on the basis of the amortized cost method, which is explained in the SAI.

The price of each Fund’s shares is the Fund’s net asset value per share. The Funds value portfolio securities for which market quotations are readily available at market value. The Funds value all other securities and assets for which market quotations are unavailable or unreliable at their fair value in good faith using procedures approved by the Board. The Board has delegated the daily determination of good faith fair value methodologies to Invesco’s Valuation Committee, which acts in accordance with Board approved policies. On a quarterly basis, Invesco provides the Board various reports indicating the quality and effectiveness of its fair value decisions on portfolio holdings. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.

Even when market quotations are available, they may be stale or unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where Invesco determines that the closing price of the security is unreliable, Invesco will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their net asset values.

Invesco may use indications of fair value from pricing services approved by the Board. In other circumstances, the Invesco Valuation Committee may fair value securities in good faith using procedures approved by the Board. As a means of evaluating its fair value process, Invesco routinely compares closing market prices, the next day’s opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Board.

Specific types of securities are valued as follows:

Senior Secured Floating Rate Loans and Senior Secured Floating Rate Debt Securities. Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using evaluated quotes provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as market quotes, ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Domestic Exchange Traded Equity Securities. Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, Invesco will value the security at fair value in good faith using procedures approved by the Board.

Foreign Securities. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that Invesco determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. Invesco also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where Invesco believes, at the approved degree of certainty, that the price is not reflective of current market value, Invesco will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.

Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the net asset value of Fund shares is determined only on business days of the Fund, the value of the portfolio securities of a Fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the Fund.

Fixed Income Securities. Government, corporate, asset-backed and municipal bonds, convertible securities, including high yield or junk bonds, and loans, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, the Invesco valuation committee will fair value the security using procedures approved by the Board.

Short-term Securities. Invesco Money Market Fund, Invesco Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and

A-11        The Invesco Funds

Premier U.S. Government Money Portfolio value all their securities at amortized cost. Invesco Municipal Bond Fund and Invesco Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.

Futures and Options. Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded. Options are valued on the basis of market quotations, if available.

Swap Agreements. Swap Agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.

Open-end Funds. If a Fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing Fund will calculate its net asset value using the net asset value of the underlying fund in which it invests, and the prospectuses for such open-end funds explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Each Fund, except for Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, determines the net asset value of its shares on each day the NYSE is open for business (a business day), as of the close of the customary trading session, or earlier NYSE closing time that day. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio open for business at 8:00 a.m. Eastern Time on each business day. Premier Portfolio and Premier U.S. Government Money Portfolio will generally determine the net asset value of their shares at 5:30 p.m. Eastern Time on each business day. Premier Tax-Exempt Portfolio will generally determine the net asset value of its shares at 4:30 p.m. Eastern Time on each business day. A business day for Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio is any day that (1) both the Federal Reserve Bank of New York and a Fund’s custodian are open for business and (2) the primary trading markets for the Fund’s portfolio instruments are open and the Fund’s management believes there is an adequate market to meet purchase and redemption requests. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio are authorized not to open for trading on a day that is otherwise a business day if the Securities Industry and Financial Markets Association (SIFMA) recommends that government securities dealers not open for trading; any such day will not be considered a business day. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio also may close early on a business day if SIFMA recommends that government securities dealers close early. If Premier Portfolio, Premier Tax-Exempt Portfolio or Premier U.S. Government Money Portfolio uses its discretion to close early on a business day, the Fund will calculate its net asset value as of the time of such closing.

For financial reporting purposes and shareholder transactions on the last day of the fiscal quarter, transactions are normally accounted for on a trade date basis. For purposes of executing shareholder transactions in the normal course of business (other than shareholder transactions at a fiscal period-end), each Fund’s portfolio securities transactions are recorded no later than the first business day following the trade date.

The Invesco Balanced-Risk Allocation Fund, Invesco Balanced-Risk Commodity Strategy Fund may and Invesco Global Markets Strategy Fund each invest up to 25% of their total assets in shares of their respective subsidiaries (the Subsidiaries). The Subsidiaries offer to redeem all or a portion of their shares at the current net asset value per share every regular business day. The value of shares of the Subsidiaries will fluctuate with the value of the respective Subsidiary’s portfolio investments. The Subsidiaries price their portfolio investments pursuant to the same pricing and valuation methodologies and procedures used by the Funds, which require, among other things, that each of the Subsidiaries’ portfolio investments be marked-to-market (that is, the value on each of the Subsidiaries’ books changes) each business day to reflect changes in the market value of the investment.

Timing of Orders
For Funds other than Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, you can purchase or redeem shares on each business day prior to the close of the customary trading session or any earlier NYSE closing time that day. For Funds other than Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, purchase orders that are received and accepted before the close of the customary trading session or any earlier NYSE closing time on a business day generally are processed that day and settled on the next business day.

For Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, you can purchase or redeem shares on each business day, prior to the Funds’ net asset value determination on such business day; however, if your order is received and accepted after the close of the customary trading session or any earlier NYSE closing time that day, your order generally will be processed on the next business day and settled on the second business day following the receipt and acceptance of your order.

For all Funds, you can exchange shares on each business day, prior to the close of the customary trading session or any earlier NYSE closing time that day. Shareholders of Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio therefore cannot exchange their shares after the close of the customary trading session or any earlier NYSE closing time on a particular day, even though these Funds remain open after such closing time.

The Funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good order. Any applicable sales charges are applied at the time an order is processed. A Fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.

Taxes
A Fund intends to qualify each year as a regulated investment company and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. If you are a taxable investor, dividends and distributions you receive from a Fund generally are taxable to you whether you reinvest distributions in additional Fund shares or take them in cash. Every year, you will be sent information showing the amount of dividends and distributions you received from a Fund during the prior calendar year. In addition, investors in taxable accounts should be aware of the following basic tax points as supplemented below where relevant:

Fund Tax Basics

■	A Fund earns income generally in the form of dividends or interest on its investments. This income, less expenses incurred in the operation of a Fund, constitutes the Fund’s net investment income from which dividends may be paid to you. If you are a taxable investor, distributions of net investment income generally are taxable to you as ordinary income.
■	Distributions of net short-term capital gains are taxable to you as ordinary income. A Fund with a high portfolio turnover rate (a measure of how frequently assets within a Fund are bought and sold) is more likely to generate short-term capital gains than a Fund with a low portfolio turnover rate.
■	Distributions of net long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your Fund shares.
■	A portion of income dividends paid by a Fund to you on or before December 31, 2012 may be reported as qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates, provided certain holding period requirements are met. These reduced rates generally are available for dividends derived from a

A-12        The Invesco Funds

Fund’s investment in stocks of domestic corporations and qualified foreign corporations. In the case of a Fund that invests primarily in debt securities, either none or only a nominal portion of the dividends paid by the Fund will be eligible for taxation at these reduced rates. These reduced rates for qualified dividends will no longer apply to dividends paid by a Fund after 2012, unless this provision is extended, possibly retroactively to January 1, 2013, or made permanent.

■	Distributions declared to shareholders with a record date in December—if paid to you by the end of January—are taxable for federal income tax purposes as if received in December.
■	Any long-term or short-term capital gains realized on sale or redemption of your Fund shares will be subject to federal income tax. For tax purposes an exchange of your shares for shares of another Fund is the same as a sale. An exchange occurs when the purchase of shares of a Fund is made using the proceeds from a redemption of shares of another Fund and is effectuated on the same day as the redemption. Your gain or loss is calculated by subtracting from the gross proceeds your cost basis. Gross proceeds and, for shares acquired on or after January 1, 2012 and disposed of after that date, cost basis will be reported to you and the Internal Revenue Service (IRS). Cost basis will be calculated using the Fund’s default method of average cost, unless you instruct the Fund to use a different calculation method. As a service to you, the Fund will continue to provide to you (but not the IRS) cost basis information for shares acquired before 2012, when available, using the average cost method. Shareholders should carefully review the cost basis information provided by a Fund and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns. If you hold your Fund shares through a broker (or other nominee), please contact that broker (nominee) with respect to reporting of cost basis and available elections for your account. For more information about the cost basis methods offered by Invesco, please refer to the Tax Center located under the Accounts & Services menu of our website at www.Invesco.com/us.
■	The conversion of shares of one class of the Fund into shares of another class of the same Fund is not taxable for federal income tax purposes and no gain or loss will be reported on the transaction. This is true whether the conversion occurs automatically pursuant to the terms of the class or is initiated by the shareholder.
■	At the time you purchase your Fund shares, the Fund’s net asset value may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Fund. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. This is sometimes referred to as “buying a dividend.”
■	By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid (for distributions and proceeds paid on or after January 1, 2013, the rate is scheduled to rise to 31% unless the 28% rate is extended, possibly retroactively to January 1, 2013, or made permanent).
■	You will not be required to include the portion of dividends paid by the Fund derived from interest on U.S. government obligations in your gross income for purposes of personal and, in some cases, corporate income taxes in many state and local tax jurisdictions. The percentage of dividends that constitutes dividends derived from interest on federal obligations will be determined annually. This percentage may differ from the actual percentage of interest received by the Fund on federal obligations for the particular days on which you hold shares.
■	For taxable years beginning after December 31, 2012, an additional 3.8% Medicare tax will be imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount.
■	Fund distributions and gains from sale or exchange of your Fund shares generally are subject to state and local income taxes.
■	If a Fund qualifies to pass through to you the tax benefits from foreign taxes it pays on its investments, and elects to do so, then any foreign taxes it pays on these investments may be passed through to you as a foreign tax credit. You will then be required to include your pro-rata share of these taxes in gross income, even though not actually received by you, and will be entitled either to deduct your share of these taxes in computing your taxable income, or to claim a foreign tax credit for these taxes against your U.S. federal income tax.
■	Foreign investors should be aware that U.S. withholding, special certification requirements to avoid U.S. backup withholding and claim any treaty benefits and estate taxes may apply to an investment in a Fund.
■	The Foreign Account Tax Compliance Act (FATCA) requires the reporting to the Internal Revenue Service of certain direct and indirect ownership of foreign financial accounts by U.S. persons. Failure to provide this required information can result in a generally nonrefundable 30% tax on: (a) income dividends paid by the Fund after December 31, 2013 and (b) certain capital gain distributions (including proceeds arising from the sale Fund shares) paid by the Fund after December 31, 2016 to certain “foreign financial institutions” and “non-financial foreign entities.”

The above discussion concerning the taxability of Fund dividends and distributions and of redemptions and exchanges of Fund shares is inapplicable to investors that generally are exempt from federal income tax, such as retirement plans that are qualified under Section 401 and 403 of the Code and individual retirement accounts (IRAs) and Roth IRAs.

Tax-Exempt and Municipal Funds

■	You will not be required to include the “exempt-interest” portion of dividends paid by the Fund in your gross income for federal income tax purposes. You will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on your federal income tax returns. The percentage of dividends that constitutes exempt-interest dividends will be determined annually. This percentage may differ from the actual percentage of exempt interest received by the Fund for the particular days in which you hold shares.
■	A Fund may invest in municipal securities the interest on which constitutes an item of tax preference and could give rise to a federal alternative minimum tax liability for you, unless such municipal securities were issued in 2009 or 2010.
■	Exempt-interest dividends from interest earned on municipal securities of a state, or its political subdivisions, generally are exempt from that state’s personal income tax. Most states, however, do not grant tax-free treatment to interest from municipal securities of other states.
■	A Fund may invest a portion of its assets in securities that pay income that is not tax-exempt. To the extent that dividends paid by a Fund are derived from taxable investments or realized capital gains, they will be taxable as ordinary income or long-term capital gains.
■	A Fund may distribute to you any market discount and net short-term capital gains from the sale of its portfolio securities. If you are a taxable investor, Fund distributions from this income are taxable to you as ordinary income, and generally will neither qualify for the dividends received deduction in the case of corporate shareholders nor as qualified dividend income subject to reduced rates of taxation in the case of noncorporate shareholders.
■	Exempt-interest dividends from a Fund are taken into account when determining the taxable portion of your social security or railroad retirement benefits, may be subject to state and local income taxes,

A-13        The Invesco Funds

may affect the deductibility of interest on certain indebtedness, and may have other collateral federal income tax consequences for you.

■	There are risks that: (a) a security issued as tax-exempt may be reclassified by the IRS or a state tax authority as taxable and/or (b) future legislative, administrative or court actions could adversely impact the qualification of income from a tax-exempt security as tax-free. Such reclassifications or actions could cause interest from a security to become taxable, possibly retroactively, subjecting you to increased tax liability. In addition, such reclassifications or actions could cause the value of a security, and therefore, the value of the Fund’s shares, to decline.
■	Net investment income for purposes of the Medicare tax described above does not include exempt-interest dividends.

Money Market Funds

■	A Fund does not anticipate realizing any long-term capital gains.
■	Because a Fund expects to maintain a stable net asset value of $1.00 per share, investors should not have any gain or loss on sale or exchange of Fund shares.

Real Estate Funds

■	Because of “noncash” expenses such as property depreciation, the cash flow of a REIT that owns properties will exceed its taxable income. The REIT, and in turn a Fund, may distribute this excess cash to shareholders. Such a distribution is classified as a return of capital. Return-of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.
■	Dividends paid to shareholders from the Funds’ investments in U.S. REITs generally will not qualify for taxation at long-term capital gain rates applicable to qualified dividend income.
■	The Fund may derive “excess inclusion income” from certain equity interests in mortgage pooling vehicles either directly or through an investment in a U.S. REIT. Please see the SAI for a discussion of the risks and special tax consequences to shareholders in the event the Fund realizes excess inclusion income in excess of certain threshold amounts.
■	The Fund’s foreign shareholders should see the SAI for a discussion of the risks and special tax consequences to them from a sale of a U.S. real property interest by a REIT in which the Fund invests.

Invesco Balanced-Risk Allocation Fund, Invesco Balanced-Risk Commodity Strategy Fund and Invesco Global Markets Strategy Fund

■	The Funds’ strategies of investing in derivatives and financially-linked instruments whose performance is expected to correspond to the fixed income, equity and commodity markets may cause the Funds to recognize more ordinary income and short-term capital gains taxable as ordinary income than would be the case if the Funds invested directly in debt instruments, stocks and commodities.
■	The Funds must meet certain requirements under the Code for favorable tax treatment as a regulated investment company, including asset diversification and income requirements. The Funds intend to treat the income each derives from commodity-linked notes and their respective Subsidiary as qualifying income. If, contrary to a number of private letter rulings (PLRs) issued by the IRS upon which only the Fund that received the PLR can rely, the IRS were to determine such income is non qualifying, a Fund might fail to satisfy the income requirement. In lieu of disqualification, the Funds are permitted to pay a tax for certain failures to satisfy the asset diversification or income requirements, which, in general, are limited to those due to reasonable cause and not willful neglect. The Funds intend to limit their investments in their respective Subsidiary to no more than 25% of the value of each Fund’s total assets in order to satisfy the asset diversification requirement.
■	The Invesco Balanced-Risk Allocation Fund and the Invesco Balanced-Risk Commodity Strategy Fund each have received a PLR from the IRS holding that income from a form of commodity-linked note is qualifying income. The Invesco Balanced-Risk Allocation Fund also has received a PLR from the IRS confirming that income derived by the Fund from its Subsidiary is qualifying income. The Invesco Balanced-Risk Commodity Strategy Fund has applied to the IRS for a PLR relating to its Subsidiary. However, the IRS has suspended issuance of any further PLRs pending a review of its position.

Invesco Emerging Market Local Currency Debt Fund

■	The Fund may realize gains from the sale or other disposition of foreign currencies (including but not limited to gains from options, futures or forward contracts) derived from investing in securities or foreign currencies. The U.S. Treasury Department is authorized to issue regulations on whether the realization of such foreign currency gains is qualified income for the Fund. If such regulations are issued, the Fund may not qualify as a regulated investment company and/or the Fund may change its investment policy. As of the date of this prospectus, no regulations have been issued pursuant to this authorization. It is possible, however, that such regulations may be issued in the future. Additionally, the IRS has not issued any guidance on how to apply the asset diversification test to such foreign currency positions. Thus, the IRS’ determination as to how to treat such foreign currency positions for purposes of satisfying the asset diversification test might differ from that of the Fund, resulting in the Fund’s failure to qualify as a regulated investment company. In lieu of disqualification, the Fund is permitted to pay a tax for certain failures to satisfy the asset diversification or income requirements, which, in general, are limited to those due to reasonable cause and not willful neglect.

This discussion of “Taxes” is for general information only and not tax advice. All investors should consult their own tax advisers as to the federal, state, local and foreign tax provisions applicable to them.

Payments to Financial Intermediaries
The financial adviser or intermediary through which you purchase your shares may receive all or a portion of the sales charges and distribution fees discussed above. In addition to those payments, Invesco Distributors and other Invesco Affiliates, may make additional cash payments to financial intermediaries in connection with the promotion and sale of shares of the Funds. These additional cash payments may include cash payments and other payments for certain marketing and support services. Invesco Affiliates make these payments from their own resources, from Invesco Distributors’ retention of initial sales charges and from payments to Invesco Distributors made by the Funds under their 12b-1 plans. In the context of this prospectus, “financial intermediaries” include any broker, dealer, bank (including bank trust departments), registered investment adviser, financial planner, retirement plan administrator, insurance company and any other financial intermediary having a selling, administration or similar agreement with Invesco Affiliates.

Invesco Affiliates make payments as incentives to certain financial intermediaries to promote and sell shares of the Funds. The benefits Invesco Affiliates receive when they make these payments include, among other things, placing the Funds on the financial intermediary’s funds sales system, and access (in some cases on a preferential basis over other competitors) to individual members of the financial intermediary’s sales force or to the financial intermediary’s management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the financial intermediary for including the Funds in its fund sales system (on its “sales shelf”). Invesco Affiliates compensate financial intermediaries differently depending typically on the level and/or type of considerations provided by the financial intermediary. The payments Invesco Affiliates make may be calculated based on sales of shares of the Funds (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the public offering price of all shares sold by the financial intermediary during the particular period. Payments

A-14        The Invesco Funds

may also be calculated based on the average daily net assets of the applicable Funds attributable to that particular financial intermediary (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make new sales of shares of the Funds and Asset-Based Payments primarily create incentives to retain previously sold shares of the Funds in investor accounts. Invesco Affiliates may pay a financial intermediary either or both Sales-Based Payments and Asset-Based Payments.

Invesco Affiliates are motivated to make these payments as they promote the sale of Fund shares and the retention of those investments by clients of financial intermediary. To the extent financial intermediaries sell more shares of the Funds or retain shares of the Funds in their clients’ accounts, Invesco Affiliates benefit from the incremental management and other fees paid to Invesco Affiliates by the Funds with respect to those assets.

Invesco Affiliates also may make payments to certain financial intermediaries for certain administrative services, including record keeping and sub-accounting of shareholder accounts pursuant to a sub-transfer agency, omnibus account service or sub-accounting agreement. All fees payable by Invesco Affiliates under this category of services are charged back to the Funds, subject to certain limitations approved by the Board.

You can find further details in the Fund’s SAI about these payments and the services provided by financial intermediaries. In certain cases these payments could be significant to the financial intermediary. Your financial adviser may charge you additional fees or commissions other than those disclosed in this prospectus. You can ask your financial adviser about any payments it receives from Invesco Affiliates or the Funds, as well as about fees and/or commissions it charges.

Important Notice Regarding Delivery of Security Holder Documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800-959-4246 or contact your financial institution. We will begin sending you individual copies for each account within thirty days after receiving your request.

A-15        The Invesco Funds

Obtaining Additional Information

More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about the Fund and is incorporated by reference into this prospectus (is legally a part of this prospectus). Annual and semi-annual reports to shareholders contain additional information about the Fund’s investments. The Fund’s annual report also discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.

If you have questions about an Invesco Fund or your account, or you wish to obtain a free copy of the Fund’s current SAI, annual or semi-annual reports or Form N-Q, please contact us.

By Mail:	Invesco Investment Services, Inc. P.O. Box 219078 Kansas City, MO 64121-9078

By Telephone:	(800) 959-4246

On the Internet:	You can send us a request by e-mail or download prospectuses, SAIs, annual or semi-annual reports via our Web site: www.invesco.com/us

You can also review and obtain copies of the Fund’s SAI, annual or semi-annual reports, Forms N-Q and other information at the SEC’s Public Reference Room in Washington, DC; on the EDGAR database on the SEC’s Web site (http://www.sec.gov); or, after paying a duplicating fee, by sending a letter to the SEC’s Public Reference Section, Washington, DC 20549-1520 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-551-8090 for information about the Public Reference Room.

Invesco American Franchise Fund
SEC 1940 Act file number: 811-09913

invesco.com/us VK-AMFR-PRO-1

February 28, 2013

Dear Shareholder,

Invesco is continually reviewing its product line to sharpen its offerings to investors. A key goal of this effort is to reduce overlap and enhance efficiency across the product line for the benefit of Invesco Funds’ shareholders and Invesco.

As a result of this review process, the Invesco Funds Boards have approved a realignment of seven Invesco Funds, subject to shareholder approval.

The independent trustees of the Invesco Funds Boards believe that the reorganization of your Fund proposed in the accompanying proxy statement/prospectus is in the best interest of the Fund and the attached proxy statement/prospectus seeks your vote in favor of the proposed reorganization.

Your vote is important. Please take a moment after reviewing the enclosed materials to sign and return your proxy card in the enclosed postage paid return envelope. If you attend the shareholder meeting, you may vote your shares in person. If you expect to attend the shareholder meeting in person, or have questions, please notify us by calling (800) 952-3502. You may also vote your shares by telephone or through a website established for that purpose by following the instructions that appear on the enclosed proxy card. If we do not hear from you after a reasonable amount of time, you may receive a telephone call from our proxy solicitor, Computershare Fund Services, reminding you to vote your shares.

Sincerely,

Mr. Philip Taylor
President and Principal Executive Officer

I-LEI/CST-PXY-1

AIM Sector Funds (Invesco Sector Funds)
AIM Equity Funds (Invesco Equity Funds)
11 Greenway Plaza, Suite 1000
Houston, Texas 77046
(800) 959-4246

NOTICE OF JOINT SPECIAL MEETING OF SHAREHOLDERS
To Be Held on April 24, 2013

A joint special meeting (the “Meeting”) of the shareholders of the series of AIM Sector Funds (Invesco Sector Funds) (“AIM Sector Funds”) and AIM Equity Funds (Invesco Equity Funds) (“AIM Equity Funds”) identified below will be held on April 24, 2013 at 3:00 p.m., Central time, at 11 Greenway Plaza, Suite 1000, Houston, Texas 77046 to vote on the following proposal:

To approve an Agreement and Plan of Reorganization between each “Target Fund” listed below and Invesco American Franchise Fund (the “Acquiring Fund”), a series of AIM Counselor Series Trust (Invesco Counselor Series Trust) (“AIM Counselor Series Trust”), providing for: (a) the acquisition of all of the assets and assumption of all of the liabilities of each Target Fund by the Acquiring Fund in exchange for shares of a corresponding class of the Acquiring Fund; (b) the distribution of such shares to the shareholders of the Target Fund; and (c) the liquidation and termination of the Target Fund (each, a “Reorganization” and collectively, the “Reorganizations”).

The Target Funds and the Acquiring Fund involved in each proposed Reorganization are:

Target Funds	Acquiring Fund

Invesco Leisure Fund (a series of AIM Sector Funds)	Invesco American Franchise Fund
Invesco Constellation Fund (a series of AIM Equity Funds)	(a series of AIM Counselor Series Trust)

Shareholders of record as of the close of business on January 24, 2013 are entitled to notice of, and to vote at, the Meeting or any adjournment of the Meeting. Shareholders of each Target Fund will vote separately on the proposal, and the proposal will be effected as to a particular Target Fund only if that Target Fund’s shareholders approve the proposal. Neither Reorganization is contingent upon shareholder approval of the other Reorganization.

The Boards of Trustees of AIM Sector Funds and AIM Equity Funds (the “Board”) request that you vote your shares by completing the enclosed proxy card and returning it in the enclosed postage paid return envelope, or by voting by telephone or via the internet using the instructions on the proxy card.

The Board recommends that you cast your vote FOR the above proposal as described in the Joint Proxy Statement/Prospectus.

Some shareholders hold shares in more than one Target Fund and may receive proxy cards or proxy materials for each such Target Fund. Please sign and promptly return the proxy card in the postage paid return envelope regardless of the number of shares owned.

Proxy card instructions may be revoked at any time before they are exercised by submitting a written notice of revocation or a subsequently executed proxy card or by attending the Meeting and voting in person.

Mr. Philip Taylor
President and Principal Executive Officer

February 28, 2013

AIM Sector Funds (Invesco Sector Funds)
AIM Equity Funds (Invesco Equity Funds)
AIM Counselor Series Trust (Invesco Counselor Series Trust)
11 Greenway Plaza, Suite 1000
Houston, Texas 77046
(800) 959-4246

JOINT PROXY STATEMENT/PROSPECTUS
February 28, 2013

Introduction

This Joint Proxy Statement/Prospectus contains information that shareholders of Invesco Leisure Fund (the “Leisure Fund”), a series of AIM Sector Funds (Invesco Sector Funds) (“AIM Sector Funds”), and Invesco Constellation Fund (the “Constellation Fund”), a series of AIM Equity Funds (Invesco Equity Funds) (“AIM Equity Funds”), should know before voting on the proposed reorganizations that are described herein, and should be retained for future reference. The Leisure Fund and the Constellation Fund are each referred to herein as a “Target Fund” and, together, as the “Target Funds.” This document is both the proxy statement of the Target Funds and also a prospectus for Invesco American Franchise Fund (the “Acquiring Fund”), which is a series of AIM Counselor Series Trust (Invesco Counselor Series Trust) (“AIM Counselor Series Trust”). Each Target Fund and the Acquiring Fund are a series of a registered open-end management investment company. The Target Funds and the Acquiring Fund collectively are referred to as the “Funds” and individually as a “Fund.” In addition, AIM Sector Funds, AIM Equity Funds and AIM Counselor Series Trust are each referred to herein as a “Trust” and, together, as the “Trusts.”

A joint special meeting of the shareholders of the Target Funds (the “Meeting”) will be held at 11 Greenway Plaza, Suite 1000, Houston, Texas 77046 on April 24, 2013 at 3:00 p.m., Central time. At the Meeting, shareholders of each Target Fund will be asked to consider the following proposal:

To approve an Agreement and Plan of Reorganization between each Target Fund and the Acquiring Fund, providing for: (a) the acquisition of all of the assets and assumption of all of the liabilities of each Target Fund by the Acquiring Fund in exchange for shares of a corresponding class of the Acquiring Fund; (b) the distribution of such shares of the corresponding class to the shareholders of the Target Fund; and (c) the liquidation and termination of the Target Fund (each, a “Reorganization” and collectively, the “Reorganizations”).

The total value of the Acquiring Fund shares of each class that shareholders will receive in a Reorganization will be the same as the total value of the shares of each corresponding class of the Target Fund that shareholders held immediately prior to the Reorganization. Each Reorganization is anticipated to be a tax-free transaction, meaning that shareholders should not be required to pay any federal income tax in connection with the Reorganization. No sales charges will be imposed in connection with the Reorganizations.

The Board of Trustees of each Trust (the “Board”) has fixed the close of business on January 24, 2013 as the record date (“Record Date”) for the determination of shareholders entitled to notice of and to vote at the Meeting and at any adjournment thereof. Shareholders of each Target Fund on the Record Date will be entitled to one vote for each share of the Target Fund held (and a proportionate fractional vote for each fractional share). This Joint Proxy Statement/Prospectus, the enclosed Notice of Joint Special Meeting of Shareholders and the enclosed proxy card will be mailed on or about February 28, 2013 to all shareholders eligible to vote on a Reorganization.

The Board has approved the Agreement and Plan of Reorganization and has determined that the Reorganization is in the best interests of each Target Fund and the Acquiring Fund and will not dilute the interests of the existing shareholders of a Target Fund or the Acquiring Fund. If shareholders of a Target Fund do not approve the Reorganization, the Board will consider what further action is appropriate for that Target Fund. Neither Reorganization is contingent upon shareholder approval of the other Reorganization.

This Joint Proxy Statement/Prospectus is being used in order to reduce the preparation, printing, handling and postage expenses that would result from the use of a separate proxy statement/prospectus for each Target Fund.

Additional information about the Funds is available in the:

•	Prospectuses for the Target Funds and the Acquiring Fund;

•	Annual and semi-annual reports to shareholders of the Target Funds and the Acquiring Fund; and

•	Statements of Additional Information (“SAIs”) for the Target Funds and the Acquiring Fund.

These documents are on file with the Securities and Exchange Commission (the “SEC”). The current prospectuses of the Target Funds are incorporated herein by reference and are legally deemed to be part of this Joint Proxy Statement/Prospectus. A copy of the current prospectus of the Acquiring Fund accompanies this Joint Proxy Statement/Prospectus and is incorporated herein by reference and is legally deemed to be part of this Joint Proxy Statement/Prospectus. The SAI to this Joint Proxy Statement/Prospectus, dated the same date as this Joint Proxy Statement/Prospectus, also is incorporated herein by reference and is legally deemed to be part of this Joint Proxy Statement/Prospectus. The Target Fund prospectuses, the most recent annual reports to shareholders, containing audited financial statements for the most recent fiscal year, and the most recent semi-annual reports to shareholders of the Target Funds have been previously mailed to shareholders and are available on the Funds’ website at www.invesco.com/us.

Copies of all of these documents are available upon request without charge by visiting or writing to the Target Funds, at 11 Greenway Plaza, Suite 1000, Houston, Texas 77046, or calling (800) 959-4246.

You also may view or obtain these documents from the SEC’s Public Reference Room, which is located at 100 F Street, N.E., Washington, D.C. 20549-1520, or from the SEC’s website at www.sec.gov. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at (202) 551-8090. You can also request copies of these materials, upon payment at the prescribed rates of the duplicating fee, by electronic request to the SEC’s e-mail address (publicinfo@sec.gov) or by writing the Public Reference Branch, Office of Consumer Affairs and Information Services, SEC, Washington, D.C. 20549-1520.

These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this Joint Proxy Statement/Prospectus. Any representation to the contrary is a criminal offense. An investment in the Funds is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. You may lose money by investing in the Funds.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this Joint Proxy Statement/Prospectus or related solicitation materials on file with the Securities and Exchange Commission, and you should not rely on such other information or representations.

i

PROPOSAL: TO APPROVE AN AGREEMENT AND PLAN OF REORGANIZATION

Shareholders of each Target Fund are being asked to consider and approve an Agreement and Plan of Reorganization (the “Agreement”) that will have the effect of reorganizing each Target Fund with and into the Acquiring Fund, as summarized below. The Agreement provides for (a) the acquisition of all of the assets and assumption of all of the liabilities of each Target Fund by the Acquiring Fund in exchange for shares of a corresponding class of the Acquiring Fund; (b) the distribution of such shares of the corresponding class to the shareholders of the Target Fund; and (c) the liquidation and termination of the Target Fund.

SUMMARY OF KEY INFORMATION

The following is a summary of certain information contained elsewhere in this Joint Proxy Statement/Prospectus, in the Agreement, and/or in the prospectuses and SAIs of the Funds. Shareholders should read the entire Joint Proxy Statement/Prospectus and the prospectus of the Acquiring Fund carefully for more complete information.

On what am I being asked to vote?

As a shareholder of a Target Fund, you are being asked to consider and vote to approve the Agreement under which the assets and liabilities of the Target Fund will be transferred to the Acquiring Fund.

If shareholders of a Target Fund approve the Agreement, shares of each class of the Target Fund will be exchanged for Acquiring Fund shares of the corresponding class of equal value, which will result in your holding shares of the Acquiring Fund equal to the value of your shares of the corresponding class of the Target Fund, and the Target Fund will be liquidated and terminated.

Has my Fund’s Board of Trustees approved the Reorganizations?

Yes. The Board has carefully reviewed the proposal and unanimously approved the Agreement and the Reorganizations. The Board recommends that shareholders of each Target Fund vote “FOR” the Agreement.

What are the reasons for the proposed Reorganizations?

Invesco Ltd. (“Invesco”), the indirect parent company of Invesco Advisers, Inc., the Funds’ investment adviser (“Invesco Advisers” or “Adviser”), is continually reviewing its product line to sharpen its offerings to investors. The Reorganizations proposed in this Joint Proxy Statement/Prospectus are a result of this review and are part of a larger group of reorganizations across Invesco’s mutual fund platform. The reorganizations are designed to put forth Invesco’s most compelling investment processes and strategies, reduce product overlap and create scale in the resulting funds.

In considering the Reorganizations and the Agreement, the Board considered these and other factors in concluding that the Reorganizations would be in the best interests of the Funds. The Board’s considerations are described in more detail in the “THE PROPOSED REORGANIZATIONS — Board Considerations in Approving the Reorganizations” section below.

What effect will a Reorganization have on me as a shareholder?

Immediately after a Reorganization, you will hold shares of a class of the Acquiring Fund that are equal in value to the shares of the corresponding class of the Target Fund that you held immediately prior to the closing of the Reorganization. The principal differences between the Target Funds and the Acquiring Fund are described in this Joint Proxy Statement/Prospectus. The prospectus of the Acquiring Fund that accompanies this Joint Proxy Statement/Prospectus contains additional information about the Acquiring Fund that you will hold shares of following the Reorganizations, if approved.

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How do the Funds’ investment objectives, principal investment strategies and risks compare?

The Acquiring Fund and the Target Funds have similar investment objectives, as described below. Each Fund’s investment objective is classified as non-fundamental, which means that it can be changed by the Board without shareholder approval, although there is no present intention to do so.

Investment Objectives

Target Funds	Acquiring Fund

Leisure Fund	American Franchise Fund
Long-term growth of capital.	Long-term capital appreciation.
Constellation Fund
Long-term growth of capital.

Investment Strategies

Constellation Fund

The principal investment strategies of the Acquiring Fund are similar to the principal investment strategies of the Constellation Fund, although the Acquiring Fund has a policy to invest, under normal conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of U.S. issuers at the time of investment, while the Constellation Fund does not have an 80% policy.

Leisure Fund

The Leisure Fund has a policy to invest, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of issuers engaged in the design, production and distribution of products and services related to leisure activities of individuals (leisure sector). In addition, the Leisure Fund has adopted a fundamental investment restriction to concentrate its investments in the securities of issuers engaged primarily in leisure-related industries. In contrast, the Acquiring Fund’s 80% policy permits investment in securities of any U.S. issuers and is not confined to investing in the leisure sector or any other market sector. As a result, the Acquiring Fund’s returns will be more representative of the U.S. market than the returns of the Leisure Fund, which focuses on only one sector of the market.

Risks

The risks of owning shares of the Acquiring Fund are similar to the risks of owning shares of the Target Funds, although the risks of the Funds are not exactly the same. Importantly, the Leisure Fund has a greater risk of volatility due to investing in a single market sector than the Acquiring Fund, which invests in multiple market sectors. The sections below entitled “ADDITIONAL INFORMATION ABOUT THE FUNDS — Comparison of Principal Investment Strategies” and “Comparison of the Principal Risks of Investing in the Funds” compare the principal investment strategies and risks of each Target Fund and the Acquiring Fund and highlight certain key differences.

How do the Funds’ expenses compare?

The tables below provide a summary comparison of the expenses of each Target Fund and the Acquiring Fund, as well as estimated expenses on a pro forma basis giving effect to the proposed Reorganizations. The pro forma expense ratios show projected estimated expenses but actual expenses may be greater or less than those shown. Neither Reorganization is contingent upon shareholder approval of the other Reorganization.

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Expense Tables and Expense Examples*

	Current
				Acquiring		Combined Pro Forma
				Fund		Target Funds
				Invesco		+ Acquiring Fund
	Target Funds			American		(assumes both
			Constellation	Franchise		Reorganizations
	Leisure Fund	Leisure Fund	Fund	Fund		are completed)
	Class A	Investor Class(1)	Class A	Class A		Class A

Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	5.50%	5.50%		5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	None	None	None		None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%	0.75%	0.64%	0.61%		0.59%
Distribution and Service (12b-1) Fees	0.25%	0.25%	0.25%	0.25%		0.25%
Other Expenses	0.34%	0.34%	0.40%	0.32%		0.34%

Total Annual Fund Operating Expenses	1.34%	1.34%	1.29%	1.18	%(2)	1.18%+

	Current
			Acquiring		Combined Pro Forma
			Fund		Target Funds
			Invesco		+ Acquiring Fund
	Target Funds		American		(assumes both
		Constellation	Franchise		Reorganizations
	Leisure Fund	Fund	Fund		are completed)
	Class B	Class B	Class B		Class B

Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None		None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	5.00%	5.00%	5.00%		5.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%	0.64%	0.61%		0.59%
Distribution and Service (12b-1) Fees	1.00%	1.00%	0.25	%(3)	0.25	%(3)
Other Expenses	0.34%	0.40%	0.32%		0.34%

Total Annual Fund Operating Expenses	2.09%	2.04%	1.18	%(2)	1.18	%+

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	Current
			Acquiring		Combined Pro Forma
			Fund		Target Funds
			Invesco		+ Acquiring Fund
	Target Funds		American		(assumes both
		Constellation	Franchise		Reorganizations
	Leisure Fund	Fund	Fund		are completed)
	Class C	Class C	Class C		Class C

Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None		None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	1.00%	1.00%	1.00%		1.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%	0.64%	0.61%		0.59%
Distribution and Service (12b-1) Fees	1.00%	1.00%	1.00%		1.00%
Other Expenses	0.34%	0.40%	0.32%		0.34%

Total Annual Fund Operating Expenses	2.09%	2.04%	1.93	%(2)	1.93%+

Current
			Acquiring		Combined Pro Forma
			Fund		Target Funds
			Invesco		+ Acquiring Fund
	Target Funds		American		(assumes both
		Constellation	Franchise		Reorganizations
	Leisure Fund	Fund	Fund		are completed)
	Class R	Class R	Class R		Class R

Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None		None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	None	None		None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%	0.64%	0.61%		0.59%
Distribution and Service (12b-1) Fees	0.50%	0.50%	0.50%		0.50%
Other Expenses	0.34%	0.40%	0.32%		0.34%

Total Annual Fund Operating Expenses	1.59%	1.54%	1.43	%(2)	1.43%+

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Current
			Acquiring		Combined Pro Forma
			Fund		Target Funds
			Invesco		+ Acquiring Fund
	Target Funds		American		(assumes both
		Constellation	Franchise		Reorganizations
	Leisure Fund	Fund	Fund		are completed)
	Class Y	Class Y	Class Y		Class Y

Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None		None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	None	None		None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%	0.64%	0.61%		0.59%
Distribution and Service (12b-1) Fees	None	None	None		None
Other Expenses	0.34%	0.40%	0.32%		0.34%

Total Annual Fund Operating Expenses	1.09%	1.04%	0.93	%(2)	0.93%+

Current
			Acquiring	Combined Pro Forma
			Fund	Target Funds
			Invesco	+ Acquiring Fund
	Target Funds		American	(assumes both
		Constellation	Franchise	Reorganizations
	Leisure Fund	Fund	Fund	are completed)
	N/A	Class R5	Class R5	Class R5

Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	N/A	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	N/A	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	N/A	0.64%	0.61%	0.59%
Distribution and Service (12b-1) Fees	N/A	None	None	None
Other Expenses	N/A	0.16%	0.08%	0.08%

Total Annual Fund Operating Expenses	N/A	0.80%	0.69%	0.67%+

*	Expense ratios reflect annual fund operating expenses for the fiscal year (disclosed in the Funds’ current prospectuses) of the Leisure Fund (April 30, 2012), the Constellation Fund (October 31, 2012) and the Acquiring Fund (August 31, 2012). Pro forma numbers are estimated as if the Reorganizations had been completed as of September 1, 2011 and do not include the estimated costs of the Reorganizations. The estimated Reorganization costs that the Leisure Fund will bear are $170,000 and the Constellation Fund are $1,570,000. Invesco Advisers estimates that shareholders will recoup these costs through reduced direct expenses in 4 months or less for the Leisure Fund and 7 months or less for the Constellation Fund. The

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total costs of the Reorganizations to be paid by the Acquiring Fund is estimated to be $30,000 for each Reorganization. Invesco Advisers will bear the Reorganization costs of the Acquiring Fund. For more information on the costs of the Reorganizations to be borne by the Funds, see “THE PROPOSED REORGANIZATIONS — Costs of the Reorganizations” below.

+	If the Reorganization with the Constellation Fund is the only Reorganization to close, the Combined Pro Forma Total Annual Fund Operating Expenses would increase for each share class by one basis point as compared to the amount shown in the table. If the Reorganization with the Leisure Fund is the only Reorganization to close, then the Combined Pro Forma would be the Acquiring Fund rate.

(1)	Investor Class shareholders of the Leisure Fund will be issued Class A shares of the Acquiring Fund as part of its Reorganization. Investor Class shareholders who receive Class A shares of the Acquiring Fund will be eligible to purchase additional Class A shares without paying an initial sales charge so long as the shares are held in the same account at the same financial intermediary as at the time of Closing.

(2)	Invesco Advisers, Inc. has contractually agreed through June 30, 2013, to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Class A, Class B (after 12b-1 fee limit), Class C, Class R and Class Y shares to 1.05%, 1.22%, 1.80%, 1.30% and 0.80%, respectively, of average daily net assets. The expense limit will terminate on June 30, 2013.

(3)	Reflects actual 12b-1 fees currently paid under the Acquiring Fund’s 12b-1 Plan. Maximum 12b-1 fees payable under the Plan are 1.00%.

Expense Example

This Example is intended to help you compare the costs of investing in different classes of a Target Fund and the Acquiring Fund with the cost of investing in other mutual funds. Pro forma combined costs of investing in different classes of the Acquiring Fund after giving effect to the Reorganization of the corresponding Target Fund into the Acquiring Fund are also provided. All costs are based upon the information set forth in the Fee Tables above.

The Example assumes that you invest $10,000 for the time periods indicated and shows the expenses that you would pay if you redeem all of your shares at the end of those time periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

	One	Three	Five	Ten
Fund/Class	Year	Years	Years	Years

Leisure Fund (Target Fund) — Class A	$679	$951	$1,244	$2,074
Leisure Fund (Target Fund) — Investor Class(1)	$136	$425	$734	$1,613
Constellation Fund (Target Fund) — Class A	$674	$936	$1,219	$2,021
Invesco American Franchise Fund (Acquiring Fund) — Class A	$664	$904	$1,163	$1,903
Combined Pro forma Target Funds + Acquiring Fund — Class A (assuming both Reorganizations are completed)	$664	$904	$1,163	$1,903
Leisure Fund (Target Fund) — Class B	$712	$955	$1,324	$2,229
Leisure Fund (Target Fund) — Class B (if you did not redeem your shares)	$212	$655	$1,124	$2,229
Constellation Fund (Target Fund) — Class B	$707	$940	$1,298	$2,176
Constellation Fund (Target Fund) — Class B (if you did not redeem your shares)	$207	$640	$1,098	$2,176
Invesco American Franchise Fund (Acquiring Fund) — Class B	$620	$675	$849	$1,432
Invesco American Franchise Fund (Acquiring Fund) — Class B (if you did not redeem your shares)	$120	$375	$649	$1,432
Combined Pro forma Target Funds + Acquiring Fund — Class B (assuming both Reorganizations are completed)	$620	$675	$849	$1,432

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	One	Three	Five	Ten
Fund/Class	Year	Years	Years	Years

Combined Pro forma Target Funds + Acquiring Fund — Class B (assuming both Reorganizations are completed) (if you did not redeem your shares)	$120	$375	$649	$1,432
Leisure Fund (Target Fund) — Class C	$312	$655	$1,124	$2,421
Leisure Fund (Target Fund) — Class C (if you did not redeem your shares)	$212	$655	$1,124	$2,421
Constellation Fund (Target Fund) — Class C	$307	$640	$1,098	$2,369
Constellation Fund (Target Fund) — Class C (if you did not redeem your shares)	$207	$640	$1,098	$2,369
Invesco American Franchise Fund (Acquiring Fund) — Class C	$296	$606	$1,042	$2,254
Invesco American Franchise Fund (Acquiring Fund) — Class C (if you did not redeem your shares)	$196	$606	$1,042	$2,254
Combined Pro forma Target Funds + Acquiring Fund — Class C (assuming both Reorganizations are completed)	$296	$606	$1,042	$2,254
Combined Pro forma Target Funds + Acquiring Fund — Class C (assuming both Reorganizations are completed) (if you did not redeem your shares)	$196	$606	$1,042	$2,254
Leisure Fund (Target Fund) — Class R	$162	$502	$866	$1,889
Constellation Fund (Target Fund) — Class R	$157	$486	$839	$1,834
Invesco American Franchise Fund (Acquiring Fund) — Class R	$146	$452	$782	$1,713
Combined Pro forma Target Funds + Acquiring Fund — Class R (assuming both Reorganizations are completed)	$146	$452	$782	$1,713
Leisure Fund (Target Fund) — Class Y	$111	$347	$601	$1,329
Constellation Fund (Target Fund) — Class Y	$106	$331	$574	$1,271
Invesco American Franchise Fund (Acquiring Fund) — Class Y	$95	$296	$515	$1,143
Combined Pro forma Target Funds + Acquiring Fund — Class Y (assuming both Reorganizations are completed)	$95	$296	$515	$1,143
Constellation Fund (Target Fund) — Class R5	$82	$255	$444	$990
Invesco American Franchise Fund (Acquiring Fund) — Class R5	$70	$221	$384	$859
Combined Pro forma Target Funds + Acquiring Fund — Class R5 (assuming both Reorganizations are completed)	$68	$214	$373	$835

(1)	Investor Class shareholders will be issued Class A shares as part of the Reorganization.

The Example is not a representation of past or future expenses. Each Fund’s actual expenses, and an investor’s direct and indirect expenses, may be more or less than those shown. The table and the assumption in the Example of a 5% annual return are required by regulations of the SEC applicable to all mutual funds. The 5% annual return is not a prediction of and does not represent the Funds’ projected or actual performance.

For further discussion regarding the Board’s consideration of the fees and expenses of the Funds in approving the Reorganizations, see the section entitled “THE PROPOSED REORGANIZATIONS — Board Considerations in Approving the Reorganizations” in this Joint Proxy Statement/Prospectus.

Portfolio Turnover

Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the examples, affect each Fund’s performance.

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During the fiscal year ended August 31, 2012, the Acquiring Fund’s portfolio turnover rate was 96% of the average value of the portfolio. During the fiscal year ended October 31, 2012, the Constellation Fund’s portfolio turnover rate was 95% of the average value of the portfolio. During the fiscal year ended April 30, 2012, the Leisure Fund’s portfolio turnover rate was 78% of the average value of the portfolio.

How do the performance records of the Funds compare?

The performance history of each Fund for certain periods as of December 31, 2012 is shown below. The returns below may not be indicative of a Fund’s future performance. The table below compares the performance history of the Acquiring Fund’s oldest share class, Class A, to the performance history of the comparable class of each Target Fund. Since inception performance is only provided for share classes with less than 10 years of performance history. Other classes of shares that are not presented would have had substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns will differ only to the extent that the classes do not have the same expenses. The prospectuses for the Funds contain additional performance information under the headings “Performance Information” and “Financial Highlights.” Additional performance information and a discussion of performance are also included in each Fund’s most recent annual report to shareholders.

			10 Years or
Average Annual Total Returns*	1 Year	5 Years	Since Inception**

Invesco American Franchise Fund (Acquiring Fund) — Class A (inception date: 6/23/2005)(1)
Return Before Taxes	6.97%	2.65%	4.26%
Return After Taxes on Distributions	6.96%	2.52%	3.98%
Return After Taxes on Distributions and Sale of Fund Shares	4.53%	2.24%	3.64%
Leisure Fund (Target Fund) — Class A (inception date: 3/28/2002)
Return Before Taxes	19.24%	0.98%	6.57%
Return After Taxes on Distributions	17.06%	0.13%	5.68%
Return After Taxes on Distributions and Sale of Fund Shares	15.25%	0.65%	5.60%
Constellation Fund (Target Fund) — Class A (inception date: 4/30/1976)
Return Before Taxes	6.06%	−5.00%	3.17%
Return After Taxes on Distributions	6.06%	−5.01%	3.17%
Return After Taxes on Distributions and Sale of Fund Shares	3.94%	−4.18%	2.75%

*	The above total return figures reflect the maximum front-end sales charge (load) of 5.50% applicable to Class A shares.

**	Since inception is provided if less than 10 years.

(1)	The returns shown for periods prior to June 1, 2010 are those of the Class A shares of a predecessor fund that was advised by Van Kampen Asset Management and was reorganized into the Acquiring Fund on June 1, 2010. The returns shown for periods after June 1, 2010 are those of the Acquiring Fund. The returns of the Acquiring Fund are different from the predecessor fund as they had different expenses and sales charges.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

How do the management, investment adviser and other service providers of the Funds compare?

Each Fund is overseen by the same Board members and officers. In addition, Invesco Advisers, a registered investment adviser, serves as primary investment adviser for each Fund pursuant to an investment advisory agreement that contains identical terms (except for fees) for each Fund. The Acquiring Fund has a

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higher management fee at certain asset levels than the contractual advisory fees of each of the Target Funds. Invesco Advisers is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. Invesco Advisers has acted as an investment adviser since its organization in 1976. As of November 30, 2012, Invesco Advisers had $370 billion under management. Invesco Advisers is an indirect, wholly owned subsidiary of Invesco.

The advisory agreement applicable to the Funds provides that Invesco Advisers may delegate any and all of its rights, duties and obligations to one or more wholly owned affiliates of Invesco as sub-advisers (the “Invesco Sub-Advisers”). Pursuant to Master Intergroup Sub-Advisory Contracts, the Invesco Sub-Advisers may be appointed by Invesco Advisers from time to time to provide discretionary investment management services, investment advice, and/or order execution services to a Fund. The Invesco Sub-Advisers, each of which is an indirect, wholly owned subsidiary of Invesco and a registered investment adviser under the Investment Advisers Act of 1940, are:

•	Invesco Asset Management Deutschland GmbH;

•	Invesco Asset Management Limited;

•	Invesco Australia Limited;

•	Invesco Canada Ltd.;

•	Invesco Hong Kong Limited;

•	Invesco Asset Management (Japan) Limited; and

•	Invesco Senior Secured Management, Inc.

Other key service providers to the Target Funds, including the administrator, transfer agent, custodian, distributor and auditor, provide the same or substantially similar services to the Acquiring Fund. The Acquiring Fund’s prospectus and SAI describe the services and other arrangements with these service providers.

How do the Funds’ purchase and redemption procedures and exchange policies compare?

The purchase and redemption procedures and exchange policies for each class of the Target Funds are the same as those of the corresponding class of the Acquiring Fund.

How do the Funds’ sales charges and distribution arrangements compare?

Except for Investor Class shares of the Leisure Fund, the sales charges and sales charge exemptions for each class of the Target Funds are the same as those of the corresponding class of the Acquiring Fund. Shareholders who own Investor Class shares of the Leisure Fund will receive Class A shares of the Acquiring Fund upon consummation of its Reorganization. Class A shares are sold with either a front end sales charge or, for purchases of $1 million or more, a contingent deferred sales charge if redeemed prior to 18 months after the date of purchase, unless the investor qualifies for an available exemption. Investor Class shares are sold without a front end sales charge or contingent deferred sales charge. Class A shares received by Investor Class shareholders of the Leisure Fund in a Reorganization will not be subject to a front end sales charge or contingent deferred sales charge. For more information on the sales charges and distribution and shareholder servicing arrangements of the Funds, see the section entitled “ADDITIONAL INFORMATION ABOUT THE FUNDS — Comparison of Share Classes and Distribution Arrangements.”

Will the Acquiring Fund have different portfolio managers than a corresponding Target Fund?

The portfolio management teams of the Leisure Fund and the Acquiring Fund will be different. The portfolio management team of the Constellation Fund is the same as the portfolio management team for the Acquiring Fund. The Acquiring Fund prospectus that accompanies this Joint Proxy Statement/Prospectus provides biographical information about the key individuals that comprise the portfolio management team for the Acquiring Fund.

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Will there be any tax consequences resulting from the proposal?

Each Reorganization is designed to qualify as a tax-free reorganization for federal income tax purposes and the Target Funds anticipate receiving a legal opinion to that effect although there can be no assurance that the Internal Revenue Service (“IRS”) will adopt a similar position. This means that the shareholders of each Target Fund will recognize no gain or loss for federal income tax purposes upon the exchange of all of their shares in such Target Fund for shares in the Acquiring Fund. Shareholders should consult their tax adviser about state and local tax consequences of the Reorganizations, if any, because the information about tax consequences in this Joint Proxy Statement/Prospectus relates only to the federal income tax consequences of the Reorganizations.

A large portion of the Leisure Fund’s portfolio assets will be sold in connection with its Reorganization as distinct from normal portfolio turnover. Such repositioning of the Leisure Fund’s portfolio assets may occur before or after the Closing of its Reorganization. Based on net unrealized appreciation in portfolio investments on a tax basis at October 31, 2012, the Leisure Fund would realize approximately $42.7 million of net capital gains ($4.70 per share; 12.0% of NAV), assuming that 55% of its portfolio investments are sold on a pro-rata basis. The Leisure Fund will also incur transaction costs, such as commissions, due to the repositioning of the portfolio. Invesco believes that these portfolio transaction costs will total approximately $890,546 ($0.10 per share). A further discussion of the potential tax impact of such sales of portfolio assets is included under “The Proposed Reorganizations — Federal Income Tax Considerations” in this Joint Proxy Statement/Prospectus.

When are the Reorganizations expected to occur?

If shareholders of a Target Fund approve a Reorganization, it is anticipated that such Reorganization will occur on or around July 15, 2013.

How do I vote on a Reorganization?

There are several ways you can vote your shares, including in person at the Meeting, by mail, by telephone or via the Internet. The proxy card that accompanies this Joint Proxy Statement/Prospectus provides detailed instructions on how you may vote your shares. If you properly fill in and sign your proxy card and send it to us in time to vote at the Meeting, your “proxy” (the individuals named on your proxy card) will vote your shares as you have directed. If you sign your proxy card but do not make specific choices, your proxy will vote your shares FOR the proposal, as recommended by the Board, and in their best judgment on other matters.

What will happen if shareholders of a Target Fund do not approve a Reorganization?

If the shareholders of a Target Fund do not approve a Reorganization, the Target Fund’s Board will consider other possible courses of action for such Target Fund, including continuing to operate as a stand-alone fund. The consummation of one Reorganization is not conditioned upon the consummation of the other Reorganization.

What if I do not wish to participate in a Reorganization?

If you do not wish to have your shares of your Target Fund exchanged for shares of the Acquiring Fund as part of a Reorganization that is approved by shareholders, you may redeem your shares prior to the consummation of the Reorganization. If you redeem your shares, you will incur any applicable deferred sales charge and if you hold shares in a taxable account, you will recognize a taxable gain or loss based on the difference between your tax basis in the shares and the amount you receive for them.

Why are you sending me the Joint Proxy Statement/Prospectus?

You are receiving this Joint Proxy Statement/Prospectus because you own shares in one or more Target Funds as of the Record Date and have the right to vote on the very important proposal described herein concerning your Target Fund. This Joint Proxy Statement/Prospectus contains information that shareholders of

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the Target Funds should know before voting on the proposed Reorganizations. This document is both a proxy statement of the Target Funds and a prospectus for the Acquiring Fund.

Where can I find more information about the Funds and the Reorganizations?

Additional information about the Funds can be found in their respective prospectuses and SAIs. The remainder of this Joint Proxy Statement/Prospectus contains additional information about the Reorganizations. You are encouraged to read the entire document. If you need any assistance, or have any questions regarding the Reorganizations or how to vote, please call Invesco Client Services at (800) 959-4246.

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ADDITIONAL INFORMATION ABOUT THE FUNDS

Comparison of Principal Investment Strategies

The following section compares the principal investment strategies of each Target Fund with the principal investment strategies of the Acquiring Fund and highlights any key differences. In addition to the principal investment strategies described below, each Fund is also subject to certain additional investment policies and limitations, which are described in each Fund’s prospectus and SAI. The cover page of this Joint Proxy Statement/Prospectus describes how you can obtain copies of these documents. A comparison of the principal risks associated with the Funds’ investment strategies is described below under “Comparison of Principal Risks of Investing in the Funds.”

Leisure Fund

Each Fund invests primarily in equity securities; however, the Leisure Fund has adopted a fundamental investment restriction to concentrate its investments in the securities of issuers engaged primarily in leisure-related industries. The Acquiring Fund does not concentrate its investments in the securities of issuers primarily engaged in the same industry.

The Acquiring Fund invests, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of U.S. issuers at the time of investment. The Acquiring Fund deems an issuer to be a U.S. issuer if (i) its principal securities trading market (i.e., a U.S. stock exchange, NASDAQ or over-the-counter markets) is in the U.S.; (ii) alone or on a consolidated basis it derives 50% or more of its annual revenue from either goods produced, sales made or services performed in the U.S.; or (iii) it is organized under the laws of, or has a principal office in the U.S. At the Acquiring Fund’s last fiscal year end, the Fund had over 80% of its assets invested in the following market sectors: information technology, consumer discretionary, health care, industrials and energy.

The Leisure Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of issuers engaged in the design, production and distribution of products and services related to leisure activities of individuals (leisure sector). The Leisure Fund considers an issuer to be doing business in the leisure sector if it meets at least one of the following tests: (1) at least 50% of its gross income or its net sales come from products or services related to leisure activities of individuals; (2) at least 50% of its total assets are devoted to producing revenues through products or services related to leisure activities of individuals; or (3) based on other available information, the portfolio managers determine that its primary business is in products or services related to leisure activities of individuals. Issuers in the leisure sector generally include companies operating in the following industries: hotel, gaming, publishing, advertising, beverage, audio/video, broadcasting-radio/television, cable and satellite, motion picture, recreation services and entertainment, retail and toy.

In complying with its 80% investment requirement, the Leisure Fund may include synthetic securities that have economic characteristics similar to the Leisure Fund’s direct investments that are counted toward the 80% investment requirement.

The Acquiring Fund focuses on large capitalization companies but may also invest in mid-capitalization companies, while the Leisure Fund may invest in issuers of all market capitalizations.

Each Fund may invest a limited amount of its assets in foreign securities, although in different amounts. The Acquiring Fund may invest up to 20% of its total assets in foreign securities, and the Leisure Fund may invest up to 25% of its total assets in foreign securities.

In addition, the Leisure Fund may invest in initial public offerings (IPOs) of securities. The Acquiring Fund does not include investments in IPOs as part of its principal investment strategies.

The Acquiring Fund utilizes a bottom-up stock selection process that emphasizes fundamental research, and to a lesser extent, includes quantitative analysis. The Leisure Fund uses a more top-down investment

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approach that takes into consideration macroeconomic and industry trends. Both Funds use quantitative screens to identify attractive security candidates, which are further refined by fundamental analysis.

The Acquiring Fund considers selling a particular security when a company hits Invesco Adviser’s price target, a company’s fundamentals deteriorate, or the catalysts for growth are no longer present or reflected in the stock price. The Leisure Fund considers selling a security when a more attractive investment opportunity is identified, the valuation reaches the portfolio managers’ target price, a change in fundamentals occur, or a security’s technical profile indicates negative underlying information which is further determined to have violated a fundamental investment thesis.

The Leisure Fund and the Acquiring Fund use different indexes as guides in comparing style specific performance. The Acquiring Fund compares its performance to the Russell 1000 Growth® Index and the Leisure Fund to the S&P 500® Consumer Discretionary Index.

Constellation Fund

The investment strategies of the Acquiring Fund and the Constellation Fund are similar. Each Fund invests primarily in equity securities. The Acquiring Fund invests, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of U.S. issuers at the time of investment. The Acquiring Fund deems an issuer to be a U.S. issuer if (i) its principal securities trading market (i.e., a U.S. stock exchange, NASDAQ or over-the-counter markets) is in the U.S.; (ii) alone or on a consolidated basis it derives 50% or more of its annual revenue from either goods produced, sales made or services performed in the U.S.; or (iii) it is organized under the laws of, or has a principal office in the U.S. The Constellation Fund does not have an 80% investment policy.

The Acquiring Fund focuses on large capitalization companies but may also invest in mid-capitalization companies, while the Constellation Fund may invest in issuers of all market capitalizations. Each Fund may invest a limited amount of its assets in foreign securities, although in different amounts. The Acquiring Fund may invest up to 20% of its total assets in foreign securities, and the Constellation Fund may invest up to 25% of its total assets in foreign securities.

The Acquiring Fund and the Constellation Fund each have similar investment processes that are designed to seek returns in excess of the Fund’s benchmark and that emphasize fundamental research, and to a lesser extent, quantitative analysis. The Acquiring Fund and the Constellation Fund consider selling a particular security when a company hits Invesco Adviser’s price target, a company’s fundamentals deteriorate, or the catalysts for growth are no longer present or reflected in the stock price.

The Acquiring Fund and the Constellation Fund each use the Russell 1000 Growth® Index as a guide in comparing the Fund’s style specific performance.

Comparison of Principal Risks of Investing in the Funds

The table below describes the principal risks that may affect each Fund’s investment portfolio. The principal risks of the Target Funds and the Acquiring Fund are similar. For more information on the risks associated with the Acquiring Fund, see the “Investment Strategies and Risks” section of the Acquiring Fund’s SAI.

Principal Risk	Funds Subject to Risk
Foreign Risks.  The risks of investing in securities of foreign issuers can include fluctuations in foreign currencies, foreign currency exchange controls, political and economic instability, differences in financial reporting, differences in securities regulation and trading, and foreign taxation issues.
All Funds
Growth Investing Risk.  Growth stocks can perform differently from the market as a whole. Growth stocks tend to be more expensive relative to their earnings or assets compared with other types of stock. As a result they tend to be more sensitive to changes in their earnings and can be more volatile.
All Funds

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Principal Risk	Funds Subject to Risk
Initial Public Offerings Risk.  The prices of initial public offering securities fluctuate more than prices of equity securities of companies with longer trading histories. In addition, companies offering securities in initial public offerings may have less experienced management or limited operating histories. There can be no assurance that the Fund will have favorable initial public offering investment opportunities.
Leisure Fund
Leisure Industry Risk.  The leisure sector depends on consumer discretionary spending, which generally falls during economic downturns. Securities of gambling casinos are often subject to high price volatility and are considered speculative. Securities of companies that make video and electronic games may be affected by the games’ risk of rapid obsolescence.
Leisure Fund
Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.	All Funds
Market Risk.  The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.
All Funds
Medium-Sized Companies Risk.  The securities of medium-sized companies may be subject to more abrupt or erratic market movements than securities of larger-sized companies or the market averages in general. In addition, such companies typically are subject to a greater degree of change in earnings and business prospects than are larger companies. Thus, to the extent the Fund invests in medium-sized companies, the Fund may be subject to greater investment risk than that assumed through investment in the equity securities of larger-sized companies.
Acquiring Fund Leisure Fund
Sector Fund Risk.  The Fund’s investments are concentrated in a comparatively narrow segment of the economy. This means that the Fund’s investment concentration in the sector is higher than most mutual funds and the broad securities market. Consequently, the Fund may be more volatile than other mutual funds, and consequently the value of an investment in the Fund may tend to rise and fall more rapidly.
Leisure Fund
Synthetic Securities Risk.  Fluctuations in the values of synthetic securities may not correlate perfectly with the instruments they are designed to replicate. Synthetic securities may be subject to interest rate changes, market price fluctuations, counterparty risk and liquidity risk.
Leisure Fund

Comparison of Fundamental and Non-Fundamental Investment Restrictions

Each Fund has adopted fundamental investment restrictions concerning, among other things, diversification of the Fund’s investment portfolio, concentration in particular industries, borrowing and loaning money, and investing in real estate and commodities. In addition, the Leisure Fund has adopted a fundamental investment restriction to concentrate its investments in the securities of issuers engaged primarily in leisure-related industries. The Acquiring Fund does not concentrate its investments in the securities of issuers primarily engaged in the same industry. The fundamental investment restrictions of the Constellation Fund and those of the Acquiring Fund are the same. Fundamental investment restrictions of a Fund cannot be changed without shareholder approval.

The non-fundamental investment restrictions of the Target Funds and the Acquiring Fund are also the same, except that the Leisure Fund has non-fundamental investment restrictions relating to concentration (in connection with its fundamental investment restriction noted above) and requiring the Leisure Fund to invest, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of issuers that are engaged in the design, production and distribution of products and services related to leisure activities of individuals. The Acquiring Fund also has a non-fundamental investment restriction requiring the Acquiring Fund to invest, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of U.S. issuers at the time of investment. The Constellation Fund does not have a non-fundamental investment restriction requiring a minimum investment of

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its assets in any particular security. Non-fundamental investment restrictions of a Fund can be changed by a Fund’s Board.

The Target Funds and the Acquiring Fund may be subject to other investment restrictions that are not identified above. A full description of each Target Fund’s and the Acquiring Fund’s investment policies and restrictions may be found in its respective SAI.

Comparison of Share Classes and Distribution Arrangements

Shares of each class of a Target Fund will be exchanged for shares of a specific class of the Acquiring Fund. The following sub-sections identify the Acquiring Fund share class that corresponds with each Target Fund share class as well as the different distribution arrangements among the various share classes.

Class Structure.  Each Fund offers multiple share classes. Each such class offers a distinct structure of sales charges, distribution and/or service fees, and reductions and waivers thereto, which are designed to address a variety of shareholder servicing needs. In addition, some share classes have certain eligibility requirements that must be met to invest in that class of shares. The eligibility requirements are the same for each Fund and are described in the Funds’ prospectuses.

The share classes offered by the Target Funds and the corresponding share classes of the Acquiring Fund that Target Fund shareholders will receive in connection with a Reorganization are as follows:

Target Fund	Acquiring Fund
Share Classes	Share Classes

Leisure Fund
Class A	Class A
Class B	Class B
Class C	Class C
Class R	Class R
Class Y	Class Y
Investor Class	Class A
Constellation Fund
Class A	Class A
Class B	Class B
Class C	Class C
Class R	Class R
Class R5	Class R5
Class Y	Class Y

None of the Funds currently offers Class B shares to new investors. Existing investors of a Target Fund that owned Class B shares before their closure will continue to receive reinvested dividends in the form of new Class B shares but may no longer add to their existing positions in Class B shares. Shareholders who receive Class B shares of the Acquiring Fund in connection with a Reorganization may continue to hold those shares and reinvest dividends until the scheduled conversion date of the Class B shares to Class A shares but may not purchase new Class B shares.

Sales Charges.  The sales charge schedules of each share class of each Target Fund are substantially similar to the sales charge schedule of the corresponding share classes of the Acquiring Fund. Class A shares of each Fund are sold with an initial sales charge that ranges from 5.50% to zero depending on the amount of your investment. Class C shares of each Fund are sold with a contingent deferred sales charge that may be imposed when the shares are sold. Class A shares may also be subject to a contingent deferred sales charge on purchases of $1 million or more if redeemed prior to 18 months after the date of purchase. Each Fund offers reductions and waivers of the initial sales charge and contingent deferred sales charge to certain eligible investors or under certain circumstances, which are substantially similar between the Funds. Class R shares of each Fund are sold without any initial sales charge and Invesco Distributors, Inc. (“IDI”) may make payments to the dealers of record of 0.75% of the first $5 million plus 0.50% of amounts in excess of $5 million. Class R5 shares of the Constellation Fund and Acquiring Fund, and Class Y shares of each Fund are sold without any initial sales charge or contingent deferred sales charge. Investor Class shares of the Leisure Fund

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are sold without any initial sales charge or contingent deferred sales charge, and Leisure Fund shareholders who hold Investor Class will receive Class A shares of the Acquiring Fund as part of its Reorganization. Asset based sales charges or service fees under one or more plans adopted by the Board are described in the following section. The Funds’ prospectuses and statements of additional information describe the principal sales charge schedules and applicable waivers and exemptions of each share class.

You will not pay an initial sales charge on Acquiring Fund Class A shares that you receive in connection with a Reorganization. In addition, the exchange of Class A shares, Class B shares or Class C shares of a Target Fund for corresponding classes of the Acquiring Fund at the consummation of a Reorganization will not result in the imposition of any contingent deferred sales charge that applies to those share classes. Upon consummation of a Reorganization, former Target Fund shareholders of Class A shares, Class B shares or Class C shares will be credited for the period of time from their original date of purchase of the Target Fund Class A shares, Class B shares or Class C shares for purposes of determining the amount of any contingent deferred sales charge that may be due upon subsequent redemption, if any. In addition, the contingent deferred sales charge schedule that applies to the Class B shares of a Target Fund that you own will continue to apply to the Class B shares of the Acquiring Fund that you receive in a Reorganization. The Acquiring Fund initial sales charges for Class A shares and deferred sales charges that apply to Class A shares and Class C shares will apply to any Class A shares or Class C shares of the Acquiring Fund purchased after a Reorganization, unless you are eligible for a reduction or waiver of the initial sales charge or contingent deferred sales charge. Investor Class shareholders of the Leisure Fund who receive Class A shares of the Acquiring Fund will be eligible to purchase additional Class A shares without paying an initial sales charge so long as the shares are held in the same account at the same financial intermediary as at the time of Closing.

Distribution Fees.  The Funds have adopted distribution plans and service plans (together, the “Distribution Plans”) pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), with respect to each of their Class A, Class B, Class C, Class R and Investor Class shares, as applicable. Class R5 and Class Y shares of the Funds, as applicable, are not subject to the Distribution Plans.

Pursuant to the Distribution Plans, each Target Fund is authorized to make payments to IDI, the Funds’ principal underwriter, in connection with the distribution of Target Fund shares and providing shareholder services at the annual rate of 0.25% of each Target Fund’s average daily net assets attributable to Class A and Investor Class shares, as applicable, at the annual rate of 1.00% of each Target Fund’s average daily net assets attributable to Class B and Class C shares and at the annual rate of 0.50% of each Target Fund’s average daily net assets attributable to Class R shares. This type of Distribution Plan is sometimes referred to as a “compensation-type” plan because the underwriter is compensated at a fixed rate, regardless of its actual distribution and service-related expenditures.

The Distribution Plans for the Acquiring Fund and the Target Funds are similar except that IDI may be reimbursed from the Acquiring Fund only up to the amount it has spent on activities or expenses primarily intended to result in the sale of shares or servicing of shareholders, up to the same limits as the Target Funds’ Distribution Plans (i.e., up to 0.25% for Class A shares, up to 1.00% for Class B and Class C shares and up to 0.50% for Class R shares). This type of Distribution Plan is sometimes referred to as a “reimbursement-type” plan because the underwriter is only entitled to be reimbursed for its plan-related expenses. Thus, it is possible that under the Target Funds’ “compensation-type” Distribution Plans the underwriter could, in practice, receive payments in excess of the amounts actually paid under the Acquiring Fund’s “reimbursement” type Distribution Plan.

The fee tables under the “SUMMARY OF KEY INFORMATION — How do the Funds’ expenses compare” section of this Joint Proxy Statement/Prospectus describe the fees paid under each Fund’s Distribution Plan for a recent period as well as an estimate of the fees to be paid under the Acquiring Fund’s Distribution Plan following the Reorganizations.

Comparison of Purchase and Redemption Procedures

The purchase procedures employed by the Target Funds and the Acquiring Fund are the same. Each Fund offers shares through its distributor on a continuous basis. Shares of the Funds may be purchased directly

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through the transfer agent and through other authorized financial intermediaries. Investors may purchase both initial and additional shares by mail, wire, telephone or the internet. The Acquiring Fund prospectus enclosed with this Joint Proxy Statement/Prospectus describes in detail how shareholders can purchase Acquiring Fund shares. Class A, Class B (closed to new investments, except dividend reinvestments), Class C, Class Y and Investor Class shares of the Funds, as applicable, require a minimum investment of $1,000 ($250 for IRA, Roth IRA, and Coverdell Education Savings Accounts). There is no minimum investment required to purchase Class R shares. Class R5 shares of the Constellation Fund and the Acquiring Fund each require a minimum initial investment that ranges from $0 to $10 million, depending on the type of account making the investment. The Acquiring Fund’s prospectus describes the types of accounts to which the minimum initial investment applies. For accounts participating in a systematic investment program, the minimum investment is $50 ($25 for IRA, Roth IRA, and Coverdell Education Savings Accounts). Certain exemptions apply as set forth in the Funds’ prospectuses. The foregoing investment minimums will not apply to shares received in connection with a Reorganization. However, investors may be charged a small-account fee if account balances remain below the required investment minimum for certain periods. See the Funds’ prospectuses for details.

Comparison of Distribution Policies

Each Fund generally declares and pays dividends from net investment income, if any, annually, and capital gains distributions, if any, at least annually. Each Fund may also declare and pay capital gains distributions more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. Each Fund automatically reinvests any dividends from net investment income or capital gains distributions, unless otherwise instructed by a shareholder to pay dividends and distributions in cash.

Forms of Organization and Securities to be Issued

The Target Funds and the Acquiring Fund are series of the Trusts, which are Delaware statutory trusts. In addition, each Trust’s governing instruments, including a declaration of trust and bylaws, are substantially the same. As a result, there are no material differences between the rights of shareholders under the governing state laws and governing instruments of the Target Funds and the Acquiring Fund. Each share of a Fund represents an equal proportionate interest with each other share of that Fund, and each such share is entitled to equal dividend, liquidation, redemption and voting rights, except where class voting is required by the respective Trust’s governing instruments, the Board or applicable law, in which case shareholders of a class will have exclusive voting rights on matters affecting only that class. The assets and liabilities of each Fund are legally separate from the assets and liabilities of any other fund that is a series of the respective Trust. More information about the voting, dividend and other rights associated with shares of the Funds can be found in each Fund’s SAI.

At the Closing (defined below), Acquiring Fund shares will be credited to Target Fund shareholders only on a book-entry basis. The Acquiring Fund shall not issue certificates representing shares in connection with the exchange of Target Fund shares, irrespective of whether Target Fund shareholders hold their shares in certificated form. At the Closing, all outstanding certificates representing shares of a Target Fund will be cancelled.

Pending Litigation

There is no material litigation affecting the Funds. Detailed information concerning other pending litigation can be found in each Fund’s SAI.

Where to Find More Information

For more information with respect to each Fund concerning the following topics, please refer to the following sections of the Funds’ prospectuses: (i) see “Fund Management” for more information about the management of a Fund; (ii) see “Other Information” for more information about a Fund’s policy with respect to dividends and distributions; and (iii) see “Shareholder Account Information” for more information about the

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pricing, purchase, redemption and repurchase of shares of a Fund, tax consequences to shareholders of various transactions in shares of a Fund, and distribution arrangements of a Fund.

THE PROPOSED REORGANIZATIONS

Summary of Agreement and Plan of Reorganization

The terms and conditions under which each Reorganization may be consummated are set forth in the Agreement. Significant provisions of the Agreement are summarized below; however, this summary is qualified in its entirety by reference to the form of Agreement, a copy of which is attached as Exhibit D to this Joint Proxy Statement/Prospectus.

With respect to each Reorganization, if shareholders of a Target Fund approve the Agreement and other closing conditions are satisfied, the assets of the Target Fund will be delivered to the Acquiring Fund’s custodian for the account of the Acquiring Fund in exchange for the assumption by the Acquiring Fund of the liabilities of the Target Fund and delivery by the Acquiring Fund to the Target Fund for further delivery to the holders of record as of the Effective Time (as defined below) of the issued and outstanding shares of the Target Fund of a number of shares of the Acquiring Fund (including, if applicable, fractional shares rounded to the nearest thousandth), having an aggregate net asset value equal to the value of the net assets of the Target Fund so transferred, all determined and adjusted as provided in the Agreement. The value of your account with the Acquiring Fund immediately after a Reorganization will be the same as the value of your account with the Target Fund immediately prior to a Reorganization.

The class or classes of Acquiring Fund shares that shareholders will receive in connection with a Reorganization will be the corresponding class or classes of Target Fund shares that shareholders hold, as described above under “ADDITIONAL INFORMATION ABOUT THE FUNDS — Comparison of Share Classes and Distribution Arrangements.”

Each Target Fund and the Acquiring Fund will be required to make representations and warranties in the form of Agreement that are customary in matters such as the Reorganizations.

If shareholders approve the Reorganizations and if all of the closing conditions set forth in the Agreement are satisfied or waived, consummation of the Reorganizations (the “Closing”) is expected to occur on or around July, 15, 2013, (the “Closing Date”) immediately prior to the opening of regular trading on the New York Stock Exchange on the Closing Date (the “Effective Time”). The consummation of one Reorganization is not conditioned upon the consummation of the other Reorganization. As a result, the Reorganizations may close at different times. In addition, the parties may choose to delay the consummation of a Reorganization that shareholders have approved so that both Reorganizations are consummated at the same time. Following receipt of the requisite shareholder vote in favor of a Reorganization and as soon as reasonably practicable after the Closing, the outstanding shares of a Target Fund will be terminated in accordance with its governing documents and applicable law.

If shareholders of a Target Fund do not approve the Agreement or if a Reorganization does not otherwise close, the Board of the respective Trust will consider what additional action to take. The Agreement may be terminated and a Reorganization may be abandoned at any time prior to Closing by mutual agreement of the parties. The Agreement may be amended or modified in a writing signed by the parties to the Agreement.

Board Considerations in Approving the Reorganizations

The Reorganizations are part of a larger group of Invesco Fund reorganizations, which are designed to put forth Invesco’s most compelling investment processes and strategies, reduce product overlap and create additional scale in the resulting funds. Each Board created an ad hoc committee (the “Ad Hoc Merger Committee”) which met separately in October 2012 and December 2012, to discuss the proposed Reorganizations. Two separate meetings of the full Board were also held to review and consider the Reorganizations, including considering a recommendation from the Ad Hoc Merger Committee. The Trustees who are not “interested persons,” as that term is defined in the 1940 Act, of the Trusts (the “Independent Trustees”) have

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been advised on this matter by independent counsel to the Independent Trustees and by the independent Senior Officer, an officer of the Trusts who reports directly to the Independent Trustees. The Board requested and received from Invesco Advisers and IDI written materials containing relevant information about the Funds and the proposed Reorganizations, including fee and expense information on an actual and pro forma estimated basis, and comparative portfolio composition and performance data.

The Board considered the potential benefits and costs of a Reorganization to each Target Fund, the Acquiring Fund and their respective shareholders. The Board reviewed detailed information comparing the following information for each Target Fund and the Acquiring Fund: (1) investment objectives, policies and restrictions; (2) portfolio management; (3) portfolio composition; (4) short-term and long-term investment performance; (5) the current expense ratios and expense structures, including contractual investment advisory fees; (6) the expected federal income tax consequences to the Funds, including any impact on capital loss carry forwards; and (7) asset size and net purchase (redemption) trends. The Board also considered the benefits to each Target Fund of (i) combining with a compatible fund to create a larger fund with a more diversified shareholder base and greater viability; and (ii) the expected tax free nature of the Reorganizations for each Target Fund and its shareholders for federal income tax purposes. The Board also considered the overall goal of the Reorganizations and other Invesco Fund reorganizations to rationalize the Invesco Funds to enable IDI to better focus on the combined funds to promote additional asset growth. With respect to each individual Reorganization, the Board considered the following additional matters.

With respect to the proposed Reorganization of the Leisure Fund into the Acquiring Fund, the Board further considered that (i) Leisure Fund shareholders would become shareholders of a Fund with a lower effective management fee and estimated lower overall total expense ratios on a pro forma basis; (ii) Class B shareholders of the Leisure Fund are expected to benefit from the lower actual 12b-1 fee charged to the Acquiring Fund’s Class B shares under its reimbursement type 12b-1 plan; (iii) Leisure Fund shareholders would become shareholders in a less concentrated fund that invests across multiple market sectors as opposed to just the leisure sector; (iv) the different investment processes employed by the Funds, including that the Leisure Fund uses a top-down quantitative investment approach that considers macroeconomic and industry trends whereas the Acquiring Fund uses a bottom-up stock selection process that emphasizes fundamental research, and to a lesser extent, quantitative analysis; (v) the Funds have a low degree of portfolio overlap; and (vi) the Funds have different portfolio management teams. The Board also considered that the long-term viability of the Leisure Fund was questionable due to the fact that exchange-traded funds are attracting a large portion of the new cash flows into sector funds and the long-term trend for sector-focused mutual fund asset flows is negative.

With respect to the proposed Reorganization of the Constellation Fund into the Acquiring Fund, the Board further considered that (i) Constellation Fund shareholders would become shareholders of a Fund with a lower effective management fee and estimated lower overall total expense ratios on a pro forma basis; (ii) Class B shareholders of the Constellation Fund are expected to benefit from the lower actual 12b-1 fee charged to the Acquiring Fund’s Class B shares under its reimbursement type 12b-1 plan; (iii) the investment objective, strategies and related risks of the Funds are similar; (iv) the Funds have a high degree of portfolio overlap; and (v) the Funds have the same portfolio management team.

Based upon the information and considerations described above, the Board, on behalf of the Target Funds and the Acquiring Fund, approved each of the Reorganizations in order to combine each Target Fund with a compatible fund to create a larger fund with a relatively more diversified shareholder base. The Board also determined that shareholders of the Funds could benefit from the future growth in assets and greater viability facilitated by the Reorganizations. The Board concluded that each Reorganization is in the best interests of each Target Fund and the Acquiring Fund and that no dilution would result to the shareholders of the Target Funds or the Acquiring Fund from the Reorganizations. Consequently, the Board approved the Agreement and each of the Reorganizations on December 5, 2012.

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Federal Income Tax Considerations

The following is a general summary of the material U.S. federal income tax considerations of the Reorganizations and is based upon the current provisions of the Internal Revenue Code of 1986, as amended (the “Code”), the existing U.S. Treasury Regulations thereunder, current administrative rulings of the IRS and published judicial decisions, all of which are subject to change. These considerations are general in nature and individual shareholders should consult their own tax advisers as to the federal, state, local, and foreign tax considerations applicable to them and their individual circumstances. These same considerations generally do not apply to shareholders who hold their shares in a tax-deferred account.

Each Reorganization is intended to be a tax-free reorganization pursuant to Section 368(a) of the Code. The principal federal income tax considerations that are expected to result from the Reorganization of each Target Fund into the Acquiring Fund are as follows:

•	no gain or loss will be recognized by the Target Fund or the shareholders of the Target Fund as a result of the Reorganization;

•	no gain or loss will be recognized by the Acquiring Fund as a result of the Reorganization;

•	the aggregate tax basis of the shares of the Acquiring Fund to be received by a shareholder of the Target Fund will be the same as the shareholder’s aggregate tax basis of the shares of the Target Fund; and

•	the holding period of the shares of the Acquiring Fund received by a shareholder of the Target Fund will include the period that a shareholder held the shares of the Target Fund (provided that such shares of the Target Fund are capital assets in the hands of such shareholder as of the Closing).

Neither the Target Funds nor the Acquiring Fund have requested or will request an advance ruling from the IRS as to the federal tax consequences of the Reorganizations. As a condition to Closing, Stradley Ronon Stevens & Young, LLP will render a favorable opinion to each Target Fund and the Acquiring Fund as to the foregoing federal income tax consequences of each Reorganization, which opinion will be conditioned upon, among other things, the accuracy, as of the Closing Date, of certain representations of each Target Fund and the Acquiring Fund upon which Stradley Ronon Stevens & Young, LLP will rely in rendering its opinion. Such opinion of counsel may state that no opinion is expressed as to the effect of the Reorganizations on the Target Funds, Acquiring Fund, or any Target Fund shareholder with respect to any transferred asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting. A copy of the opinion will be filed with the SEC and will be available for public inspection. See “WHERE TO FIND ADDITIONAL INFORMATION.”

Opinions of counsel are not binding upon the IRS or the courts. If a Reorganization is consummated but the IRS or the courts determine that the Reorganization does not qualify as a tax-free reorganization under the Code, and thus is taxable, a Target Fund would recognize gain or loss on the transfer of its assets to the Acquiring Fund and each shareholder of the Target Fund would recognize a taxable gain or loss equal to the difference between its tax basis in its Target Fund shares and the fair market value of the shares of the Acquiring Fund it receives. The failure of one Reorganization to qualify as a tax-free reorganization would not adversely affect the other Reorganization.

Prior to the Closing of each Reorganization, each Target Fund will declare one or more dividends, and the Acquiring Fund may, but is not required to, declare a dividend, payable at or near the time of Closing to their respective shareholders to the extent necessary to avoid entity level tax or as otherwise deemed desirable. Such distributions, if made, are anticipated to be made in the 2013 calendar year and would be taxable to shareholders in such year.

A large portion of the Leisure Fund’s portfolio assets will be sold in connection with its Reorganization as distinct from normal portfolio turnover. Such repositioning of the Leisure Fund’s portfolio assets may occur before or after the Closing of its Reorganization. These sales may result in the realization of capital gains, reduced by any available capital loss carryovers, which would be distributed to shareholders. The amount of

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any capital gains that may be realized and distributed to the shareholders will depend upon a variety of factors, including the Leisure Fund’s net unrealized appreciation in the value of its portfolio assets at that time. Based on net unrealized appreciation in portfolio investments on a tax basis at October 31, 2012, the Leisure Fund would realize approximately $42.7 million of net capital gains ($4.70 per share; 12.0% of NAV), assuming that 55% of its portfolio investments are sold on a pro-rata basis. The Leisure Fund will also incur transaction costs, such as commissions, due to the repositioning of the portfolio. Invesco believes that these portfolio transaction costs will total approximately $890,546 ($0.10 per share).

The tax attributes, including capital loss carryovers, of the Target Funds move to the Acquiring Fund in the Reorganizations. The capital loss carryovers of the Target Funds and the Acquiring Fund are available to offset future gains recognized by the combined Fund, subject to limitations under the Code. Where these limitations apply, all or a portion of a Fund’s capital loss carryovers may become unavailable, the effect of which may be to accelerate the recognition of taxable gain to the combined Fund and its shareholders post-Closing. First, the capital loss carryovers of each Fund that experiences a more than 50% ownership change in a Reorganization (e.g., in a combination of three Funds, each Fund whose shareholders post-Closing own less that 50% of the shares, by value, of the combined Fund), increased by any current year loss or decreased by any current year gain, together with any net unrealized depreciation in the value of its portfolio investments (collectively, its “aggregate capital loss carryovers”), are expected to become subject to an annual limitation. Losses in excess of that limitation may be carried forward to succeeding tax years, subject, in the case of net capital losses that arise in taxable years beginning on or before December 22, 2010, to an overall eight-year carryover period. The annual limitation will generally equal the net asset value of a Fund on the Closing Date multiplied by the “long-term tax-exempt rate” published by the IRS. In the case of a Fund with net unrealized built-in gains at the time of Closing of a Reorganization (i.e., unrealized appreciation in value of the Fund’s investments), the annual limitation for a taxable year will be increased by the amount of such built-in gains that are recognized in the taxable year. Second, if a Fund has built-in gains at the time of Closing that are realized by the combined Fund in the five-year period following a Reorganization, such built-in gains, when realized, may not be offset by the losses (including any capital loss carryovers and “built in losses”) of another Fund. Third, the capital losses of a Target Fund that may be used by the Acquiring Fund (including to offset any “built-in gains” of a Target Fund itself) for the first taxable year ending after the Closing Date will be limited to an amount equal to the capital gain net income of the Acquiring Fund for such taxable year (excluding capital loss carryovers) treated as realized post-Closing based on the number of days remaining in such year. Fourth, a Reorganization may result in an earlier expiration of a Target Fund’s capital loss carryovers that are subject to an eight-year carryover period because the Reorganization causes the Target Fund’s tax year to close early in the year of the Reorganization.

The aggregate capital loss carryovers of the Funds and the approximate annual limitation on the use by the Acquiring Fund, post-Closing, of each Target Fund’s aggregate capital loss carryovers following the Reorganizations are as follows:

		Constellation
	Leisure Fund	Fund	Acquiring Fund
	(000,000s)	(000,000s)	(000,000s)
	at 10/30/2012	at 10/31/2012	at 8/31/2012

Aggregate capital loss carryovers(1)	$—	$(959.7)	$(549.1)
Unrealized net appreciation (Depreciation) in investments on a tax basis	$77.6	$374.4	$1,084.3
Aggregate net asset value	$356.2	$2,385.0	$5,674.0
Approximate annual limitation(2)	$10.2	$68.5	N/A

(1)	As of April 30, 2012 for the Leisure Fund

(2)	Based on the long-term tax-exempt rate for ownership changes during December 2012 of 2.87%.

Based upon the Constellation Fund’s capital loss position at October 31, 2012, the annual limitation on the use of the Constellation Fund’s aggregate capital loss carryovers will likely limit the use of such losses by the Acquiring Fund, post-Closing, to offset capital gains, if any, it realizes. The effect of the annual limitation

21

may be to cause the combined Fund, post-Closing, to distribute more capital gains in a taxable year than might otherwise have been the case if no such limitation had applied. The aggregate capital loss carryovers of the Acquiring Fund may continue to be available. The ability of the Acquiring Fund to absorb its own capital loss carryovers and those of the Target Funds post-Closing depends upon a variety of factors that cannot be known in advance. For more information with respect to each Fund’s capital loss carryovers, please refer to the Fund’s shareholder report.

Shareholders of a Target Fund will receive a proportionate share of any taxable income and gains realized by the Acquiring Fund and not distributed to its shareholders prior to the Reorganizations when such income and gains are eventually distributed by the Acquiring Fund. As a result, shareholders of a Target Fund may receive a greater amount of taxable distributions than they would have had the Reorganizations not occurred. In addition, if the Acquiring Fund following the Reorganizations has proportionately greater unrealized appreciation in its portfolio investments as a percentage of its net asset value than a Target Fund, shareholders of the Target Fund, post-Closing, may receive greater amounts of taxable gain as such portfolio investments are sold than they otherwise might have if the Reorganizations had not occurred. The unrealized appreciation (depreciation) in value of the portfolio investments of each Target Fund on a tax basis as a percentage of its net asset value is 22% for the Leisure Fund at October 31, 2012 and 16% for the Constellation Fund at October 31, 2012, compared to that of the Acquiring Fund at August 31, 2012 of 19%, and 18% on a combined basis.

Costs of the Reorganizations

The estimated total costs of the Reorganizations for each Target Fund, as well as the estimated proxy solicitation costs for the Target Funds, which are part of the total Reorganization costs, are set forth in the table below.

			Estimated Portion of Total
	Estimated Proxy	Estimated Total	Reorganization Costs to be
	Solicitation Costs	Reorganization Costs	Paid by the Funds

Invesco Leisure Fund	$48,000	$170,000	$170,000
Invesco Constellation Fund	$566,000	$1,570,000	$1,570,000

The total costs of the Reorganizations for the Acquiring Fund are estimated to be $30,000 for each Reorganization. Invesco Advisers will bear the Reorganization costs of the Acquiring Fund. The costs of a Reorganization include legal counsel fees, independent accountant fees, expenses related to the printing and mailing of this Joint Proxy Statement/Prospectus and fees associated with the proxy solicitation but do not include any portfolio transaction costs, such as brokerage fees and foreign stock transfer tax, arising from a Reorganization.

VOTING INFORMATION

Joint Proxy Statement/Prospectus

We are sending you this Joint Proxy Statement/Prospectus and the enclosed proxy card because the Board is soliciting your proxy to vote at the Meeting and at any adjournments of the Meeting. This Joint Proxy Statement/Prospectus gives you information about the business to be conducted at the Meeting. Target Fund shareholders may vote by appearing in person at the Meeting and following the instructions below. You do not need to attend the Meeting to vote, however. Instead, you may simply complete, sign and return the enclosed proxy card or vote by telephone or through a website established for that purpose.

This Joint Proxy Statement/Prospectus, the enclosed Notice of Joint Special Meeting of Shareholders and the enclosed proxy card are expected to be mailed on or about February 28, 2013 to all shareholders entitled to vote. Shareholders of record of the Target Funds as of the close of business on January 24, 2013 (the “Record Date”) are entitled to vote at the Meeting. The number of outstanding shares of each class of the Target Funds on January 24, 2013 can be found at Exhibit A. Each share is entitled to one vote for each full share held, and a proportionate fractional vote for each fractional share held.

22

Proxies will have the authority to vote and act on behalf of shareholders at any adjournment of the Meeting. If a proxy is authorized to vote for a shareholder, the shareholder may revoke the authorization at any time before it is exercised by sending in another proxy card with a later date or by notifying the Secretary of the Target Funds in writing at the address of the Target Funds set forth on the cover page of the Joint Proxy Statement/Prospectus before the Meeting that the shareholder has revoked its proxy. In addition, although merely attending the Meeting will not revoke your proxy, if a shareholder is present at the Meeting, the shareholder may withdraw the proxy and vote in person. However, if your shares are held through a broker-dealer or other financial intermediary, you will need to obtain a “legal proxy” from them in order to vote your shares at the Meeting.

Quorum Requirement and Adjournment

A quorum of shareholders is necessary to hold a valid shareholders meeting of each Target Fund. For each Target Fund, a quorum will exist if shareholders representing one-third of the outstanding shares of the Target Fund entitled to vote are present at the Meeting in person or by proxy.

Proxies received prior to the Meeting on which no vote is indicated will be voted “FOR” the Agreement. Because the proposal described in this Joint Proxy Statement/Prospectus is considered “non-routine,” under the rules applicable to broker-dealers, if your broker holds your shares in its name, the broker will not be entitled to vote your shares if it has not received instructions from you.

Abstentions and broker non-votes will count as shares present at the Meeting for purposes of establishing a quorum. If a quorum is not present at the Meeting or if a quorum is present but sufficient votes to approve the Agreement are not received, the person(s) presiding over the Meeting or the persons named as proxies may propose one or more adjournments of the Meeting to allow for further solicitation of votes. The persons named as proxies will vote those proxies that they are entitled to vote in favor of such an adjournment, provided that they determine that such an adjournment and additional solicitation is reasonable and in the interest of shareholders based on a consideration of all relevant factors, including, among other things, the percentage of votes then cast, the percentage of negative votes then cast, the nature of the proposed solicitation activities and the nature of the reasons for such further solicitation.

Vote Necessary to Approve the Agreement

The Board has unanimously approved the Agreement, subject to shareholder approval. With respect to each Reorganization, shareholder approval of the Agreement requires the affirmative vote of the lesser of (i) 67% or more of the Target Fund shares present at the Meeting, if the holders of more than 50% of the outstanding shares of the Target Fund are present in person or represented by proxy; or (ii) more than 50% of the outstanding shares of the Target Fund.

Abstentions and broker non-votes are counted as present but are not considered votes cast at the Meeting. As a result, abstentions and broker non-votes will have the same effect as a vote against the Agreement because its approval requires the affirmative vote of a percentage of the outstanding shares of a Target Fund, as opposed to a percentage of votes cast.

Proxy Solicitation

The Target Funds have engaged the services of Computershare Fund Services (“Solicitor”) to assist in the solicitation of proxies for the Meeting. Solicitor’s costs are described under the “THE PROPOSED REORGANIZATION — Costs of the Reorganizations” section of this Joint Proxy Statement/Prospectus. Proxies are expected to be solicited principally by mail, but the Target Funds, Invesco Advisers or its affiliates or the Solicitor may also solicit proxies by telephone, facsimile or personal interview. The Target Funds’ officers and employees of Invesco Advisers or its affiliates may also solicit proxies but will not receive any additional or special compensation for any such solicitation.

Under the agreement with the Solicitor, the Solicitor will be paid a project management fee as well as telephone solicitation expenses incurred for reminder calls, outbound telephone voting, confirmation of

23

telephone votes, inbound telephone contact, obtaining shareholders’ telephone numbers, and providing additional materials upon shareholder request. The agreement also provides that the Solicitor shall be indemnified against certain liabilities and expenses, including liabilities under the federal securities laws.

Other Meeting Matters

Management is not aware of any matters to be presented at the Meeting other than as discussed in this Joint Proxy Statement/Prospectus. Under each Trust’s bylaws, business transacted at a special meeting such as the Meeting shall be limited to (i) the purpose stated in the notice and (ii) adjournment of the special meeting with regard to the stated purpose. If any other matters properly come before the Meeting, the shares represented by proxies will be voted with respect thereto in accordance with their best judgment.

Share Ownership by Large Shareholders, Management and Trustees

A list of the name, address and percent ownership of each person who, as of January 24, 2013, to the knowledge of each Target Fund and the Acquiring Fund, owned 5% or more of the outstanding shares of a class of such Target Fund or the Acquiring Fund, respectively, can be found at Exhibits B and C.

Information regarding the ownership of shares of each Target Fund and the Acquiring Fund by the Trustees and executive officers of the Trusts can be found at Exhibits B and C.

OTHER MATTERS

Capitalization

The following table sets forth as of August 31, 2012, for the Reorganizations, the total net assets, number of shares outstanding and net asset value per share of each class of each Fund. This information is generally referred to as the “capitalization” of a Fund. The term “pro forma capitalization” means the expected capitalization of the Acquiring Fund after it has combined with the corresponding Target Fund. The pro forma capitalization column in the table assumes that all of the Reorganizations have taken place. The capitalizations of the Target Funds, the Acquiring Fund and their classes are likely to be different on the Closing Date as a result of daily share purchase, redemption, and market activity.

	Invesco		Invesco			Invesco
	Constellation	Invesco	American			American
	Fund (Target	Leisure Fund	Franchise Fund	Pro Forma		Franchise Fund
	Fund)(4)	(Target Fund)(4)	(Acquiring Fund)	Adjustments(1)(4)		(Pro Forma)(4)

Net Assets (all classes)	$2,478,518,159	$353,674,056	$5,674,011,687	$(1,740,000)		$8,504,463,902
Class A Net Assets	$2,296,359,948	$54,927,357	$4,728,363,648	$272,083,235	(2)	$7,351,734,188
Class A Shares Outstanding	97,032,303	1,424,412	379,052,476	111,950,178	(2),(3)	589,459,369
Class A Net Asset Value Per Share	$23.67	$38.56	$12.47			$12.47
Class B Net Assets	$71,225,850	$3,877,427	$273,176,551	$(46,981)		$348,232,847
Class B Shares Outstanding	3,391,423	106,292	22,383,644	2,653,960	(3)	28,535,319
Class B Net Asset Value Per Share	$21.00	$36.48	$12.20			$12.20
Class C Net Assets	$85,126,295	$11,071,754	$252,685,033	$(59,245)		$348,823,837
Class C Shares Outstanding	4,054,793	314,631	20,785,239	3,535,405	(3)	28,690,068
Class C Net Asset Value Per Share	$20.99	$35.19	$12.16			$12.16
Class R Net Assets	$8,066,812	$1,222,543	$18,746,136	$(5,698)		$28,029,793
Class R Shares Outstanding	347,322	31,976	1,507,966	367,688	(3)	2,254,952
Class R Net Asset Value Per Share	$23.23	$38.23	$12.43			$12.43

24

	Invesco		Invesco			Invesco
	Constellation	Invesco	American			American
	Fund (Target	Leisure Fund	Franchise Fund	Pro Forma		Franchise Fund
	Fund)(4)	(Target Fund)(4)	(Acquiring Fund)	Adjustments(1)(4)		(Pro Forma)(4)

Class Y Net Assets	$12,709,188	$8,879,168	$99,757,698	$(12,318)		$121,333,736
Class Y Shares Outstanding	532,993	229,307	7,936,014	953,929	(3)	9,652,243
Class Y Net Asset Value Per Share	$23.84	$38.72	$12.57			$12.57
Investor Class Net Assets	$—	$273,695,807	$—	$(273,695,807	)(2)	$—
Investor Class Shares Outstanding	—	7,114,806	—	(7,114,806	)(2),(3)	—
Investor Class Net Asset Value Per Share	$—	$38.47	$—			$—
Class R5 Net Assets	$5,030,066	$—	$301,282,621	$(3,186)		$306,309,501
Class R5 Shares Outstanding	189,706	—	24,005,448	210,917	(3)	24,406,071
Class R5 Net Asset Value Per Share	$26.52	$—	$12.55			$12.55

(1)	Invesco Constellation Fund and Invesco Leisure Fund (each, a “Target Fund”) are expected to incur $1,570,000 and $170,000, respectively, in Reorganization costs. Each Target Fund will bear 100% of those costs. The Acquiring Fund is expected to incur $30,000 in Reorganization costs for each Reorganization and Invesco Advisers will bear 100% of those costs. As a result Net Assets have been adjusted for each Target Fund’s expenses to be incurred in connection with a Reorganization. The Reorganization costs have been allocated among all classes based on relative net assets.

(2)	As of August 31, 2012, Investor Class shares of the Acquiring Fund did not exist. Investor Class shareholders of the Leisure Fund will be issued Class A shares of the Acquiring Fund as part of its Reorganization.

(3)	Pro Forma shares outstanding have been adjusted for the accumulated change in the number of shares of the Target Funds’ shareholder accounts based on the relative value of the Target Funds’ and the Acquiring Fund’s Net Asset Value Per Share assuming the reorganization would have taken place on August 31, 2012.

(4)	Unaudited.

Dissenters’ Rights

If the Reorganizations are approved at the Meeting, Target Fund shareholders will not have the right to dissent and obtain payment of the fair value of their shares because the exercise of dissenters’ rights is subject to the forward pricing requirements of Rule 22c-1 under the 1940 Act, which supersedes state law. Shareholders of the Target Funds, however, have the right to redeem their shares at net asset value subject to applicable deferred sales charges and/or redemption fees (if any) until the Closing Date of the Reorganizations. After the Reorganizations, Target Fund shareholders will hold shares of the Acquiring Fund, which may also be redeemed at net asset value subject to applicable contingent deferred sales charges.

Shareholder Proposals

The Funds do not generally hold annual meetings of shareholders. A shareholder desiring to submit a proposal intended to be presented at any meeting of shareholders of a Target Fund hereafter called should send the proposal to the Target Fund at the Target Fund’s principal offices so that it is received within a reasonable time before the proxy materials are printed and mailed. If the proposed Reorganization is approved and completed for a Target Fund, shareholders of such Target Fund will become shareholders of the Acquiring Fund and, thereafter, will be subject to the notice requirements of the Acquiring Fund. The mere submission of a proposal by a shareholder does not guarantee that such proposal will be included in a proxy statement because compliance with certain rules under the federal securities laws is required before inclusion of the proposal is required. Also, the submission does not mean that the proposal will be presented at a future

25

meeting. For a shareholder proposal to be considered at a future shareholder meeting, it must be a proper matter for consideration under applicable law.

WHERE TO FIND ADDITIONAL INFORMATION

This Joint Proxy Statement/Prospectus and the related SAI do not contain all the information set forth in the registration statements, the exhibits relating thereto and the annual and semi-annual reports filed by the Funds as such documents have been filed with the SEC pursuant to the requirements of the Securities Act of 1933, as amended, and the 1940 Act, to which reference is hereby made. The SEC file number of the registrant of each Fund’s registration statement, which contains the Fund’s prospectuses and related SAIs, is 811-03826 for AIM Sector Funds, 811-01424 for AIM Equity Funds and 811-09913 for AIM Counselor Series Trust.

Each Fund is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act and in accordance therewith, each Fund files reports and other information with the SEC. Reports, proxy materials, registration statements and other information filed (including the Registration Statement relating to the Funds on Form N-14 of which this Joint Proxy Statement/Prospectus is a part) may be inspected without charge and copied at the public reference facilities maintained by the SEC at Room 1580, 100 F Street, N.E., Washington, D.C. 20549-1520. Copies of such materials may also be obtained from the Public Reference Section of the SEC at 100 F Street, N.E., Washington, D.C. 20549-1520, at the prescribed rates. The SEC maintains a website at www.sec.gov that contains information regarding the Funds and other registrants that file electronically with the SEC.

26

EXHIBIT A

OUTSTANDING SHARES OF THE TARGET FUNDS

As of January 24, 2013, there were the following number of shares outstanding of each class of the Target Funds:

Number of Shares
Target Fund/Share Classes	Outstanding

Invesco Leisure Fund
Class A	1,611,335.51
Class B	103,270.96
Class C	383,661.37
Class R	34,402.35
Class Y	229,007.57
Investor Class	8,117,861.33
10,479,539.08
Invesco Constellation Fund
Class A	91,752,187.60
Class B	2,954,244.92
Class C	3,815,757.88
Class R	300,818.79
Class Y	513,997.03
Class R5	185,718.58
99,522,724.81

A-1

EXHIBIT B

OWNERSHIP OF THE TARGET FUNDS

Significant Holders

Listed below are the name, address and percent ownership of each person who, as of January 24, 2013, to the best knowledge of AIM Sector Funds and AIM Equity Funds, owned 5% or more of the outstanding shares of each class of each Target Fund. A shareholder who owns beneficially 25% or more of the outstanding securities of a Target Fund is presumed to “control” the Fund as defined in the 1940 Act. Such control may affect the voting rights of other shareholders.

		Number	Percent
Invesco Constellation Fund	Class of	of Shares	Owned of
Name and Address	Shares	Owned	Record*

FIRST CLEARING, LLC 2801 MARKET STREET ST LOUIS MO 63103-2523	A	6,503,733.88	7.09%
MERRILL LYNCH PIERCE FENNER & SMITH FBO THE SOLE BENEFIT OF CUSTOMERS 4800 DEER LAKE DR EAST 2nd FLOOR JACKSONVILLE FL 32246-6484	A	6,424,132.18	7.00%

PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0001	A	6,301,710.16	6.87%

NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS 200 LIBERTY ST, 1WFC NEW YORK NY 10281-1003	A	5,016,068.06	5.47%

MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2, 3rd FLOOR JERSEY CITY NJ 07311	A	4,668,454.09	5.09%

MERRILL LYNCH PIERCE FENNER & SMITH FBO THE SOLE BENEFIT OF CUSTOMERS 4800 DEER LAKE DR EAST 2nd FLOOR JACKSONVILLE FL 32246-6484	C	302,167.67	7.92%

FIRST CLEARING, LLC 2801 MARKET STREET ST LOUIS MO 63103-2523	C	288,438.21	7.56%

MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2, 3rd FLOOR JERSEY CITY NJ 07311	C	236,712.54	6.20%

MG TRUST COMPANY CUST FBO FRESH MEADOW MECHANICAL CORPORATION 717 17TH ST STE 1300 DENVER CO 80202-3304	R	19,675.48	6.54%

RELISTAR INSURANCE CO OF NEW YORK ONE ORANGE WAY B3N WINDSOR CT 06095-4773	R	17,886.51	5.95%

MG TRUST COMPANY CUST FBO FAZIO, DISALVO, CANNON, ABERS & POD 717 17TH ST STE 1300 DENVER CO 80202-3304	R	15,204.63	5.05%

FIRST CLEARING, LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET STREET ST LOUIS MO 63103-2523	Y	107,383.50	20.89%

MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 3 JERSEY CITY NJ 07311	Y	94,223.35	18.33%

MERRILL LYNCH PIERCE FENNER & SMITH FBO THE SOLE BENEFIT OF CUSTOMERS ATTN: FUND ADMINISTRATION 4800 DEER LAKE DR EAST 2nd FLOOR JACKSONVILLE FL 32246-6484	Y	70,394.78	13.70%

FIDELITY INVESTMENTS INSTITUTIONAL OPERATIONS CO (F11OC) AS AGENT FOR CERTAIN EMPLOYEE BENEFIT PLANS 100 MAGELLAN WAY MAIL LOCATION — KW1C COVINGTON KY 41015-1999	R5	117,797.94	63.43%

MERRILL LYNCH PIERCE FENNER & SMITH FBO THE SOLE BENEFIT OF CUSTOMERS ATTN: FUND ADMINISTRATION 4800 DEER LAKE DR EAST 2nd FLOOR JACKSONVILLE FL 32246-6484	R5	10,920.56	5.88%

*	AIM Equity Funds has no knowledge of whether all or any portion of the shares owned of record are also owned beneficially.

		Number	Percent
Invesco Leisure Fund	Class of	of Shares	Owned of
Name and Address	Shares	Owned	Record*

NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY ST, 1WFC NEW YORK NY 10281-1003	A	296,944.33	18.43%

AMERICAN ENTERPRISE INVESTMENT SVC 707 2nd AVE S MINNEAPOLIS MN 55402-2405	A	179,202.26	11.12%

PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0001	A	170,446.55	10.58%

DELAWARE CHARTER GUARANTEE & TRUST FBO PRINCIPAL FINANCIAL GROUP OMNI 711 HIGH ST DES MOINES IA 50392-0001	A	111,448.99	6.92%

PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0001	B	19,085.54	18.48%

AMERICAN ENTERPRISE INVESTMENT SVC 707 2nd AVE S MINNEAPOLIS MN 55402-2405	B	9,090.55	8.80%

NATIONAL FINANCIAL SERVICES LLC 200 LIBERTY ST, 1WFC NEW YORK NY 10281-1003	B	7,790.03	7.54%

TD AMERITRADE INC PO BOX 2226 OMAHA NE 68103-2226	B	5,601.69	5.42%

AMERICAN ENTERPRISE INVESTMENT SVC 707 2nd AVE S MINNEAPOLIS MN 55402-2405	C	39,642.00	10.33%

B-1

		Number	Percent
Invesco Leisure Fund	Class of	of Shares	Owned of
Name and Address	Shares	Owned	Record*

PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0001	C	37,603.69	9.80%

MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2, 3rd FLOOR JERSEY CITY NJ 07311	C	33,311.35	8.68%

NATIONAL FINANCIAL SERVICES LLC 200 LIBERTY ST, 1WFC NEW YORK NY 10281-1003	C	29,106.76	7.59%

MERRILL LYNCH 4800 DEER LAKE DR E JACKSONVILLE FL 32246-6484	C	27,812.47	7.25%

FIRST CLEARING, LLC 2801 MARKET ST SAINT LOUIS MO 63103-2523	C	23,607.10	6.15%

MERRILL LYNCH PIERCE FENNER & SMITH 4800 DEER LAKE DR E 2nd FL JACKSONVILLE FL 32246-6484	R	4,907.18	14.26%

NFS LLC FBO ALERUS FINANCIAL PO BOX 64535 SAINT PAUL MN 55164-0535	R	4,204.87	12.22%

TD AMERITRADE INC PO BOX 2226 OMAHA NE 68103-2226	R	2,849.21	8.28%

DCGT TRUST 711 HIGH ST DES MOINES IA 50392-0001	R	2,786.22	8.10%

MG TRUST COMPANY CUST FBO REPUBLIC LAND DEVELOPMENT 717 17th ST STE 1300 DENVER CO 80202-3304	R	2,162.89	6.29%

FRONTIER TRUST COMPANY FBO ASANI SOLUTIONS 401K PL PO BOX 10758 FARGO ND 58106-0758	R	1,883.47	5.47%

DCGT 711 HIGH ST DES MOINES IA 50392-0001	Y	123,996.07	54.14%

MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2, 3rd FLOOR JERSEY CITY NJ 07311	Y	45,412.61	19.83%

FIRST CLEARING, LLC 2801 MARKET STREET SAINT LOUIS MO 63103-2523	Y	24,741.31	10.80%

CHARLES SCHWAB & CO INC 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	Investor	1,100,357.00	13.55%

HARTFORD LIFE INSURANCE CO PO BOX 2999 HARTFORD CT 06104-2999	Investor	593,082.58	7.31%

NATIONAL FINANCIAL SERVICES LLC 200 LIBERTY ST, 1WFC NEW YORK NY 10281-1003	Investor	480,824.81	5.92%

*	AIM Sector Funds has no knowledge of whether all or any portion of the shares owned of record are also owned beneficially.

Security Ownership of Management and Trustees

To the best of the knowledge of AIM Sector Funds and AIM Equity Funds, the ownership of shares of each Target Fund by executive officers and Trustees of AIM Sector Funds and AIM Equity Funds as a group constituted less than 1% of each outstanding class of shares of each Target Fund as of January 24, 2013.

B-2

EXHIBIT C

OWNERSHIP OF THE ACQUIRING FUND

Significant Holders

Listed below are the name, address and percent ownership of each person who, as of January 24, 2013, to the best knowledge of AIM Counselor Series Trust owned 5% or more of the outstanding shares of each class of the Acquiring Fund. A shareholder who owns beneficially 25% or more of the outstanding securities of the Acquiring Fund is presumed to “control” the Fund as defined in the 1940 Act. Such control may affect the voting rights of other shareholders.

		Number	Percent
Invesco American Franchise Fund	Class of	of Shares	Owned of
Name and Address	Shares	Owned	Record*

BNY MELLON INVESTMENT SERVICING INC FBO PRIMERICA FINANCIAL SERVICES 760 MOORE RD KNG OF PRUSSA PA 19406-1212	A	74,758,885.22	20.73%

EDWARD JONES & CO ATTN MUTUAL FUND 201 PROGRESS PKWY MARYLAND HTS MO 63043-3009	A	24,407,428.35	6.77%

BNY MELLON INVESTMENT SERVICING INC FBO PRIMERICA FINANCIAL SERVICES 760 MOORE RD KNG OF PRUSSA PA 19406-1212	B	7,307,007.29	37.12%

MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2, 3rd FLOOR JERSEY CITY NJ 07311	C	2,673,908.81	13.78%

MLPF&S FOR THE SOLE BENEFIT OF ITS
CUSTOMERS	C	2,518,513.42	12.98%
4800 DEER LAKE DR E 2nd FL JACKSONVILLE FL 32246-6484

FIRST CLEARING, LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	C	1,314,468.59	6.77%

PERSHING LLC 1 PERSHING PLAZA JERSEY CITY NJ 07399-0002	C	1,259,213.39	6.49%

MERRILL LYNCH PIERCE FENNER & SMITH FBO THE SOLE BENEFIT OF CUSTOMERS ATTN: FUND ADMINISTRATION 4800 DEER LAKE DR EAST 2nd FLOOR JACKSONVILLE FL 32246-6484	R	99,527.23	6.82%

RELISTAR INSURNACE CO OF NEW YORK ONE ORANGE WAY B3N WINDSOR CT 06095-4773	R	93,827.85	6.43%

CAPITAL BANK & TRUST COMPANY TR ALCAN ROLLED PRODUCTS RAVENSWOOD LLC SALARIED DEFINED CONTRIBUTION PLAN 401(K) 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002	R	84,127.49	5.77%

NFS LLC FEBO BRANCH BANKING & TRUST CO ATTN: JASON SUSKO 7823 NATIONAL SERVICE RD GREENSBORO NC 27409-9463	R	77,618.60	5.32%

HARTFORD LIFE INSURANCE CO SEPARATE ACCOUNT 401K ATTN UIT OPERATION PO BOX 2999 HARTFORD CT 06104-2999	R	77,024.42	5.28%

NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY ST, 1WFC NEW YORK NY 10281-1003	Y	1,246,421.21	18.26%

FIRST CLEARING, LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	Y	1,086,131.18	15.91%

MERRILL LYNCH PIERCE FENNER & SMITH FBO THE SOLE BENEFIT OF CUSTOMERS ATTN: FUND ADMINISTRATION 4800 DEER LAKE DR EAST 2nd FLOOR JACKSONVILLE FL 32246-6484	Y	1,053,094.72	15.42%

MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2, 3rd FLOOR JERSEY CITY NJ 07311	Y	1,051,129.46	15.40%

EMJAY CORP TTEE FBO FASCORE LLC RETIREMENT PLANS 8515 E ORCHARD RD 2T2 GREENWOOD VILLAGE CO 80111-5002	Y	397,606.53	5.82%

FIIOC FBO CERTAIN EMPLOYEE BENEFIT PLANS 100 MAGELLAN WAY KWIC COVINGTON KY 41015-1999	Y	356,558.80	5.22%

MERCER TRUSTCO TTEE FBO CCR MATCHED EMPLOYEE SAVINGS & INVESTMENT PL ATTN DC PLAN ADMIN MS N-1-G ONE INVESTORS WAY NORWOOD MA 02062-1599	R5	7,851,748.81	60.90%

CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	R5	2,132,391.02	16.54%

MERRILL LYNCH PIERCE FENNER & SMITH FBO THE SOLE BENEFIT OF CUSTOMERS ATTN: FUND ADMINISTRATION 4800 DEER LAKE DR EAST 2nd FLOOR JACKSONVILLE FL 32246-6484	R5	1,143,198.36	8.87%

WELLS FARGO BANK FBO TETRA TECH INC 1525 WEST WT HARRIS BLVD CHARLOTTE NC 28288-1076	R5	811,635.69	6.29%

INVESCO GROWTH ALLOCATION FUND OMNIBUS ACCOUNT C/O INVESCO ADVISERS 11 GREENWAY PLZ STE 2500 HOUSTON TX 77046-1188	R6	5,765,992.23	53.98%

C-1

		Number	Percent
Invesco American Franchise Fund	Class of	of Shares	Owned of
Name and Address	Shares	Owned	Record*

INVESCO MODERATE ASSET ALLOCATION FUND OMNIBUS ACCOUNT C/O INVESCO ADVISERS 11 GREENWAY PLZ STE 2500 HOUSTON TX 77046-1188	R6	3,907,550.87	36.58%
INVESCO MODERATELY CONSERVATIVE ALLOCATION FUND OMNIBUS ACCOUNT C/O INVESCO ADVISERS 11 GREENWAY PLZ STE 2500 HOUSTON TX 77046-1188	R6	1,008,016.60	9.44%

*	AIM Counselor Series Trust has no knowledge of whether all or any portion of the shares owned of record are also owned beneficially.

Security Ownership of Management and Trustees

To the best of the knowledge of AIM Counselor Series Trust, the ownership of shares of the Acquiring Fund by executive officers and Trustees of AIM Counselor Series Trust, as a group constituted less than 1% of each outstanding class of shares of the Acquiring Fund as of January 24, 2013.

C-2

EXHIBIT D

AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (“Agreement”) is adopted as of this   day of          , 2013 by and among (i) each of the Invesco open-end registered investment companies identified as a Target Entity on Exhibit A hereto (each a “Target Entity”) separately, on behalf of its respective series identified on Exhibit A hereto (each a “Target Fund”); (ii) each of the Invesco open-end registered investment companies identified as an Acquiring Entity on Exhibit A hereto (each an “Acquiring Entity”), separately on behalf of its respective series identified on Exhibit A hereto (each an “Acquiring Fund”); and (iii) Invesco Advisers, Inc. (“IAI”).

WHEREAS, the parties hereto intend for each Acquiring Fund and its corresponding Target Fund (as set forth in Exhibit A hereto) to enter into a transaction pursuant to which: (i) the Acquiring Fund will acquire the assets and assume the liabilities of the Target Fund in exchange for the corresponding class or classes of shares (as applicable) of the Acquiring Fund identified on Exhibit A of equal value to the net assets of the Target Fund being acquired, and (ii) the Target Fund will distribute such shares of the Acquiring Fund to shareholders of the corresponding class of the Target Fund, in connection with the liquidation of the Target Fund, all upon the terms and conditions hereinafter set forth in this Agreement (each such transaction, a “Reorganization” and collectively, the “Reorganizations”);

WHEREAS, each Target Entity and each Acquiring Entity is an open-end, registered investment company of the management type; and

WHEREAS, this Agreement is intended to be and is adopted as a plan of reorganization with respect to each Reorganization within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (the “Code”).

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, and intending to be legally bound, the parties hereto covenant and agree as follows:

1. DESCRIPTION OF THE REORGANIZATIONS

1.1.  It is the intention of the parties hereto that each Reorganization described herein shall be conducted separately from the others, and a party that is not a party to a Reorganization shall incur no obligations, duties or liabilities with respect to such Reorganization by reason of being a party to this Agreement. If any one or more Reorganizations should fail to be consummated, such failure shall not affect the other Reorganizations in any way.

1.2.  Provided that all conditions precedent to a Reorganization set forth herein have been satisfied as of the Closing Date (as defined in Section 3.1), and based on the representations and warranties each party provides to the others, each Target Entity and its corresponding Acquiring Entity agree to take the following steps with respect to their Reorganization(s), the parties to which and classes of shares to be issued in connection with which are set forth in Exhibit A:

(a) The Target Fund shall transfer all of its Assets, as defined and set forth in Section 1.2(b), to the Acquiring Fund, and the Acquiring Fund in exchange therefor shall assume the Liabilities, as defined and set forth in Section 1.2(c), and deliver to the Target Fund the number of full and fractional Acquiring Fund shares determined in the manner set forth in Section 2.

(b) The assets of the Target Fund to be transferred to the Acquiring Fund shall consist of all assets, property, and goodwill including, without limitation, all cash, securities, commodities and futures interests, claims (whether absolute or contingent, known or unknown, accrued or unaccrued and including, without limitation, any interest in pending or future legal claims in connection with past or present portfolio holdings, whether in the form of class action claims, opt-out or other direct litigation claims, or regulator or government-established investor recovery fund claims, and any and all resulting recoveries) and dividends or interest receivable that are owned by the Target Fund and any deferred or prepaid expenses shown as an asset on the books of the Target Fund on the Closing Date, except for cash, bank deposits or cash equivalent securities in an amount necessary to pay the estimated costs of extinguishing any Excluded Liabilities (as defined in Section 1.2(c)) and cash in an amount necessary to pay any distributions pursuant to Section 7.1(f) (collectively, with respect to each Target Fund separately, “Assets”).

(c) The Acquiring Fund shall assume all of the liabilities of the Target Fund, whether accrued or contingent, known or unknown, existing at the Closing Date, except for the Target Fund’s Excluded Liabilities (as defined below), if any, pursuant to this Agreement (collectively, with respect to each Target Fund separately, “Liabilities”). If prior to the Closing Date the Acquiring Entity identifies a liability that the Acquiring Entity and the Target Entity mutually agree should not be assumed by the Acquiring Fund, such liability shall be excluded from the definition of Liabilities hereunder and shall be listed on a Schedule of Excluded Liabilities to be signed by the Acquiring Entity and the Target Entity at Closing and attached to this Agreement as Schedule 1.2(c) (the “Excluded Liabilities”). The Assets minus the Liabilities of a Target Fund shall be referred to herein as the Target Fund’s “Net Assets.”

(d) As soon as is reasonably practicable after the Closing, the Target Fund will distribute to its shareholders of record (“Target Fund Shareholders”) the shares of the Acquiring Fund of the corresponding class received by the Target Fund pursuant to Section 1.2(a), as set forth in Exhibit A, on a pro rata basis within that class, and the Target Fund will as promptly as practicable completely liquidate and dissolve. Such distribution and liquidation will be accomplished, with respect to each class of the Target Fund’s shares, by the transfer of the Acquiring Fund shares of the corresponding class then credited to the account of the Target Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Target Fund Shareholders of the class. The aggregate net asset value of the Acquiring Fund shares to be so credited to the corresponding Target Fund Shareholders shall be equal to the aggregate net asset value of the corresponding Target Fund’s shares owned by the Target Fund Shareholders on the Valuation Date. At the Closing, any outstanding certificates representing shares of a Target Fund will be cancelled. The Acquiring Fund shall not issue certificates representing shares in connection with such exchange, irrespective of whether Target Fund shareholders hold their Target Fund shares in certificated form.

(e) Ownership of Acquiring Fund shares will be shown on its books, as such are maintained by the Acquiring Fund’s transfer agent.

2. VALUATION

2.1.  With respect to each Reorganization:

(a) The value of the Target Fund’s Assets shall be the value of such Assets computed as of immediately after the close of regular trading on the New York Stock Exchange (“NYSE”), which shall reflect the declaration of any dividends, on the business day next preceding the Closing Date (the “Valuation Date”), using the Target Fund’s valuation procedures established by the Target Entity’s Board of Trustees.

(b) The net asset value per share of each class of the Acquiring Fund shares issued in connection with the Reorganization shall be the net asset value per share of the corresponding class of each class computed on the Valuation Date using the Acquiring Fund’s valuation procedures established by the Acquiring Entity’s Board of Trustees, which are the same as the Target Fund’s valuation procedures.

(c) The number of shares issued of each class of the Acquiring Fund (including fractional shares, if any, rounded to the nearest thousandth) in exchange for the Target Fund’s Net Assets shall be determined by dividing the value of the Net Assets of the Target Fund attributable to each class of Target Fund shares by the net asset value per share of the corresponding share class of the Acquiring Fund.

(d) All computations of value shall be made by the Target Fund’s and the Acquiring Fund’s designated recordkeeping agent using the valuation procedures described in this Section 2.

3. CLOSING AND CLOSING DATE

3.1.  Each Reorganization shall close on the date identified on Exhibit A or such other date as the parties may agree with respect to any or all Reorganizations (the “Closing Date”). All acts taking place at the closing of a Reorganization (the “Closing”) shall be deemed to take place simultaneously as of immediately prior to the opening of regular trading on the NYSE on the Closing Date of that Reorganization unless otherwise agreed to by the parties (the “Closing Time”).

3.2.  With respect to each Reorganization:

(a) The Target Fund’s portfolio securities, investments or other assets that are represented by a certificate or other written instrument shall be transferred and delivered by the Target Fund as of the Closing Date to the Acquiring Fund’s Custodian for the account of the Acquiring Fund, duly endorsed in proper form for transfer and in such condition as to constitute good delivery thereof. The Target Fund shall direct the Target Fund’s custodian (the “Target Custodian”) to deliver to the Acquiring Fund’s Custodian as of the Closing Date by book entry, in accordance with the customary practices of Target Custodian and any securities depository (as defined in Rule 17f-4 under the Investment Company Act of 1940, as amended (the “1940 Act”)), in which the Assets are deposited, the Target Fund’s portfolio securities and instruments so held. The cash to be transferred by a Target Fund shall be delivered to the Acquiring Fund’s Custodian by wire transfer of federal funds or other appropriate means on the Closing Date.

(b) The Target Entity shall direct the Target Custodian for each Target Fund to deliver, at the Closing or promptly thereafter, a certificate of an authorized officer stating that except as permitted by Section 3.2(a), the Assets have been delivered in proper form to the Acquiring Fund no later than the Closing Time on the Closing Date. The Acquiring Entity shall be responsible for paying all necessary taxes in connection with the delivery of the Assets, including all applicable Federal, state and foreign stock transfer stamps, if any, and shall deliver, at the Closing or promptly thereafter, a certificate of an authorized officer or the Acquiring Entity stating that all such taxes have been paid or provision for payment has been made.

(c) At such time prior to the Closing Date as the parties mutually agree, the Target Fund shall provide (i) instructions and related information to the Acquiring Fund or its transfer agent with respect to the Target Fund Shareholders, including names, addresses, dividend reinvestment elections and tax withholding status of the Target Fund Shareholders as of the date agreed upon (such information to be updated as of the Closing Date, as necessary) and (ii) the information and documentation maintained by the Target Fund or its agents relating to the identification and verification of the Target Fund Shareholders under the USA PATRIOT ACT and other applicable anti-money laundering laws, rules and regulations and such other information as the Acquiring Fund may reasonably request. The Acquiring Fund and its transfer agent shall have no obligation to inquire as to the validity, propriety or correctness of any such instruction, information or documentation, but shall, in each case, assume that such instruction, information or documentation is valid, proper, correct and complete.

(d) The Target Entity shall direct each applicable transfer agent for a Target Fund (the “Target Transfer Agent”) to deliver to the Acquiring Fund at the Closing a certificate of an authorized officer stating that its records, as provided to the Acquiring Entity, contain the names and addresses of the Target Fund Shareholders and the number of outstanding shares of each class owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver to the Secretary of the Target Fund a confirmation evidencing the Acquiring Fund shares to be credited on the Closing Date, or provide other evidence satisfactory to the Target Entity that such Acquiring Fund shares have been credited to the Target Fund Shareholders’ accounts on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

(e) In the event that on the Valuation Date or the Closing Date (a) the NYSE or another primary trading market for portfolio securities of the Target Fund (each, an “Exchange”) shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board of Trustees of the Acquiring Entity or the Target Entity or the authorized officers of either of such entities, accurate appraisal of the value of the net assets of the Acquiring Fund or the Target Fund, respectively, is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

4. REPRESENTATIONS AND WARRANTIES

4.1.  Each Target Entity, on behalf of itself or, where applicable, a Target Fund, represents and warrants to the corresponding Acquiring Entity and its corresponding Acquiring Fund as follows:

(a) The Target Fund is duly organized as a series of the Target Entity, which is a statutory trust duly formed, validly existing, and in good standing under the laws of the State of Delaware with power under its Agreement and Declaration of Trust, as amended, and by-laws (“Governing Documents”), to own all of its Assets, to carry on its business as it is now being conducted and to enter into this Agreement and perform its obligations hereunder;

(b) The Target Entity is a registered investment company classified as a management company of the open-end type, and its registration with the U.S. Securities and Exchange Commission (the “Commission”) as an investment company under the 1940 Act, and the registration of the shares of the Target Fund under the Securities Act of 1933, as amended (“1933 Act”), are in full force and effect;

(c) No consent, approval, authorization, or order of any court or governmental authority or the Financial Industry Regulatory Authority (“FINRA”) is required for the consummation by the Target Fund and the Target Entity of the transactions contemplated herein, except such as have been obtained or will be obtained at or prior to the Closing Date under the 1933 Act, the Securities Exchange Act of 1934, as amended (“1934 Act”), the 1940 Act and state securities laws;

(d) The current prospectus and statement of additional information of the Target Fund and each prospectus and statement of additional information of the Target Fund used at all times between the commencement of operations of the Target Fund and the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e) The Target Fund is in compliance in all material respects with the applicable investment policies and restrictions set forth in the Target Fund’s prospectus and statement of additional information;

(f) Except as otherwise disclosed to and accepted by or on behalf of the Acquiring Fund, the Target Fund will on the Closing Date have good title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets free of adverse claims, including any liens or other encumbrances, and upon delivery and payment for such Assets, the Acquiring Fund will acquire good title thereto, free of adverse claims and subject to no restrictions on the full transfer thereof, including, without limitation, such restrictions as might arise under the 1933 Act, provided that the Acquiring Fund will acquire Assets that are segregated as collateral for the Target Fund’s derivative positions, including without limitation, as collateral for swap positions and as margin for futures positions, subject to such segregation and liens that apply to such Assets;

(g) The financial statements of the Target Fund for the Target Fund’s most recently completed fiscal year have been audited by the independent registered public accounting firm identified in the Target Fund’s prospectus or statement of additional information included in the Target Fund’s registration statement on Form N-1A (the “Prospectus” and “Statement of Additional Information”). Such statements, as well as the unaudited, semi-annual financial statements for the semi-annual period next succeeding the Target Fund’s most recently completed fiscal year, if any, were prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) consistently applied, and such statements present fairly, in all material respects, the financial condition of the Target Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Target Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

(h) Since the last day of the Target Fund’s most recently completed fiscal year, there has not been any material adverse change in the Target Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business;

(i) On the Closing Date, all material Returns (as defined below) of the Target Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be true, correct and complete in all material respects, and all Taxes (as defined below) shown as due or claimed to be due by any government entity shall have been paid or provision has been made for the payment thereof. To the Target Fund’s knowledge, no such Return is currently under audit by any Federal, state, local or foreign Tax authority; no assessment has been asserted with respect to such Returns; there are no levies, liens or other encumbrances on the Target Fund or its assets resulting from the non-payment of any Taxes; no waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending; and adequate provision has been made in the Target Fund financial statements for all Taxes in respect of all periods ended on or before the date of such financial statements. As used in this Agreement, “Tax” or “Taxes” means (i) any tax, governmental fee or other like assessment or charge of any kind whatsoever (including, but not limited to, withholding on amounts paid to or by any person), together with any interest, penalty, addition to tax or additional amount imposed by any governmental authority (domestic or foreign) responsible for the imposition of any such tax. “Return” means reports, returns, information returns, elections, agreements, declarations, or other documents of any nature or kind (including any attached schedules, supplements and additional or supporting material) filed or required to be filed with respect to Taxes, including any claim for refund, amended return or declaration of estimated Taxes (and including any amendments with respect thereto);

(j) The Target Fund has elected to be a regulated investment company under Subchapter M of the Code and is a fund that is treated as a separate corporation under Section 851(g) of the Code. The Target Fund has qualified for treatment as a regulated investment company for each taxable year since inception that has ended prior to the Closing Date and will have satisfied the requirements of Part I of Subchapter M of the Code to maintain such qualification for the period beginning on the first day of its current taxable year and ending on the Closing Date. The Target Fund has no earnings or profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to it. If Target Fund serves as a funding vehicle for variable contracts (life insurance or annuity), Target Fund, with respect to each of its taxable years that has ended prior to the Closing Date during which it has served as such a funding vehicle, has satisfied the diversification requirements of Section 817(h) of the Code and will continue to satisfy the requirements of Section 817(h) of the Code for the period beginning on the first day of its current taxable year and ending on the Closing Date. In order to (i) ensure continued qualification of the Target Fund for treatment as a “regulated investment company” for tax purposes and (ii) eliminate any tax liability of the Target Fund arising by reason of undistributed investment company taxable income or net capital gain, the Target Fund, before the Closing Date will declare on or prior to the Valuation Date to the shareholders of Target Fund a dividend or dividends that, together with all previous such dividends, shall have the effect of distributing (i) substantially all of its investment company taxable income (determined without regard to any deductions for dividends paid) and substantially all of its net capital gains (after reduction for any capital loss carryover), if any, for the period from the close of its last fiscal year to the Closing Time on the Closing Date; (ii) all of its investment company taxable income and net capital gains for its taxable year ended prior to the Closing Date to the extent not otherwise already distributed; and (iii) at least 90 percent of the excess, if any, of the Target Fund’s interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for its taxable year ended prior to the Closing

Date and at least 90 percent of such net tax-exempt income for the period from the close of its last fiscal year to the Closing Time on the Closing Date;

(k) All issued and outstanding shares of the Target Fund are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Target Entity and, in every state where offered or sold, such offers and sales have been in compliance in all material respects with applicable registration and/or notice requirements of the 1933 Act and state and District of Columbia securities laws;

(l) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Board of Trustees of the Target Entity, on behalf of the Target Fund, and subject to the approval of the shareholders of the Target Fund and the due authorization, execution and delivery of this Agreement by the other parties hereto, this Agreement will constitute a valid and binding obligation of the Target Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(m) The books and records of the Target Fund are true and correct in all material respects and contain no material omissions with respect to information required to be maintained under the laws, rules and regulations applicable to the Target Fund;

(n) The Target Fund is not under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code; and

(o) The Target Fund has no unamortized or unpaid organizational fees or expenses.

4.2.  Each Acquiring Entity, on behalf of the Acquiring Fund, represents and warrants to the Target Entity and its corresponding Target Fund as follows:

(a) The Acquiring Fund is duly organized as a series of the Acquiring Entity, which is a statutory trust duly formed, validly existing, and in good standing under the laws of the State of Delaware, with power under its Governing Documents, to own all of its properties and assets and to carry on its business as it is now being, and as it is contemplated to be, conducted, and to enter into this Agreement and perform its obligations hereunder;

(b) The Acquiring Entity is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of the shares of the Acquiring Fund under the 1933 Act are in full force and effect;

(c) No consent, approval, authorization, or order of any court, governmental authority or FINRA is required for the consummation by the Acquiring Fund and the Acquiring Entity of the transactions contemplated herein, except such as have been or will be obtained (at or prior to the Closing Date) under the 1933 Act, the 1934 Act, the 1940 Act and state securities laws;

(d) The prospectuses and statements of additional information of the Acquiring Fund to be used in connection with the Reorganization will conform at the time of their use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and will not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e) The Acquiring Fund is in compliance in all material respects with the applicable investment policies and restrictions set forth in the Acquiring Fund’s prospectus and statement of additional information;

(f) The financial statements of the Acquiring Fund for the Acquiring Fund’s most recently completed fiscal year have been audited by the independent registered public accounting firm identified in the Acquiring Fund’s prospectus or statement of additional information included in the Acquiring Fund’s registration statement on Form N-1A. Such statements, as well as the unaudited, semi-annual financial statements for the semi-annual period next succeeding the Acquiring Fund’s most recently completed fiscal year, if any, were prepared in accordance with GAAP consistently applied, and such statements present fairly, in all material respects, the financial condition of the Acquiring Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquiring Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

(g) Since the last day of the Acquiring Fund’s most recently completed fiscal year, there has not been any material adverse change in the Acquiring Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business;

(h) On the Closing Date, all material Returns of the Acquiring Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be true, correct and complete in all material respects, and all Taxes shown as due or claimed to be due by any government entity shall have been paid or provision has been made for the payment thereof. To the Acquiring Fund’s knowledge, no such Return is currently under audit by any Federal, state, local or foreign Tax authority; no assessment has been asserted with respect to such Returns; there are no levies, liens or other encumbrances on the Acquiring Fund or its assets resulting from the non-payment of any Taxes; and no waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending; and adequate provision has been made in the Acquiring Fund financial statements for all Taxes in respect of all periods ended on or before the date of such financial statements;

(i) The Acquiring Fund has elected to be a regulated investment company under Subchapter M of the Code and is a fund that is treated as a separate corporation under Section 851(g) of the Code. The Acquiring Fund has qualified for treatment as a regulated investment company for each taxable year since inception that has ended prior to the Closing Date and has satisfied the requirements of Part I of Subchapter M of the Code to maintain such qualification for the period beginning on the first day of its current taxable year and ending on the Closing Date. The Acquiring Fund has no earnings or profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to it. If the Acquiring Fund serves as a funding vehicle for variable contracts (life insurance or annuity), the Acquiring Fund, with respect to each of its taxable years that has ended prior to the Closing Date during which it has served as such a funding vehicle, has satisfied the diversification requirements of Section 817(h) of the Code and will continue to satisfy the requirements of Section 817(h) of the Code for the period beginning on the first day of its current taxable year and ending on the Closing Date;

(j) All issued and outstanding Acquiring Fund shares are, and on the Closing Date will be, duly authorized and validly issued and outstanding, fully paid and non-assessable by the Acquiring Entity and, in every state where offered or sold, such offers and sales have been in compliance in all material respects with applicable registration and/or notice requirements of the 1933 Act and state and District of Columbia securities laws;

(k) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the trustees of the Acquiring Entity, on behalf of the Acquiring Fund, and subject to the approval of shareholders of the Target Fund and the due authorization, execution and delivery of this Agreement by the other parties hereto, this Agreement will constitute a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(l) The shares of the Acquiring Fund to be issued and delivered to the Target Fund, for the account of the Target Fund Shareholders, pursuant to the terms of this Agreement, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund shares, and, upon receipt of the Target Fund’s Assets in accordance with the terms of this Agreement, will be fully paid and non-assessable by the Acquiring Entity;

(m) The books and records of the Acquiring Fund are true and correct in all material respects and contain no material omissions with respect to information required to be maintained under laws, rules, and regulations applicable to the Acquiring Fund;

(n) The Acquiring Fund is not under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code; and

(o) The Acquiring Fund has no unamortized or unpaid organizational fees or expenses for which it does not expect to be reimbursed by Invesco or its affiliates.

5. COVENANTS OF THE ACQUIRING FUND AND THE TARGET FUND

5.1.  With respect to each Reorganization:

(a) The Acquiring Fund and the Target Fund each: (i) will operate its business in the ordinary course and substantially in accordance with past practices between the date hereof and the Closing Date for the Reorganization, it being understood that such ordinary course of business may include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable, and (ii) shall use its reasonable best efforts to preserve intact its business organization and material assets and maintain the rights, franchises and business and customer relations necessary to conduct the business operations of the Acquiring Fund or the Target Fund, as appropriate, in the ordinary course in all material respects.

(b) The Target Entity will call a meeting of the shareholders of the Target Fund to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

(c) The Target Fund covenants that the Acquiring Fund shares to be issued pursuant to this Agreement are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

(d) The Target Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Target Fund’s shares.

(e) If reasonably requested by the Acquiring Fund, the Target Entity, on behalf of the Target Fund, will provide the Acquiring Fund with (1) a statement of the respective tax basis and holding period of all investments to be transferred by the Target Fund to the Acquiring Fund, (2) a copy (which may be in electronic form) of the shareholder ledger accounts including, without limitation, the name, address and taxpayer identification number of each shareholder of record, the number of shares of beneficial interest held by each shareholder, the dividend reinvestment elections applicable to each shareholder, and the backup withholding and nonresident alien withholding certifications, notices or records on file with the Target Fund with respect to each shareholder, for all of the shareholders of record of the Target Fund as of the close of business on the Valuation Date, who are to become holders of the Acquiring Fund as a result of the transfer of Assets (the “Target Fund Shareholder Documentation”), certified by its transfer agent or its President or Vice-President to the best of their knowledge and belief, (3) the tax books and records of the Target Fund for purposes of preparing any returns required by law to be filed for tax periods ending after the Closing Date, and (4) all FASB ASC 740-10-25 (formerly FIN 48) workpapers and supporting statements pertaining to the Target Fund (the “FIN 48 Workpapers”). The foregoing information to be provided within such timeframes as is mutually agreed by the parties.

(f) Subject to the provisions of this Agreement, the Acquiring Fund and the Target Fund will each take, or cause to be taken, all action, and do or cause to be done all things, reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

(g) As soon as is reasonably practicable after the Closing, the Target Fund will make one or more liquidating distributions to its shareholders consisting of the applicable class of shares of the Acquiring Fund received at the Closing, as set forth in Section 1.2(d) hereof.

(h) If reasonably requested by the Acquiring Fund, the Target Entity, on behalf of the Target Fund, shall deliver to the Acquiring Fund a statement of the earnings and profits (accumulated and current) of the Target Fund for federal income tax purposes that will be carried over to the Acquiring Fund as a result of Section 381 of the Code. The information to be provided under this subsection shall be provided within such timeframes as is mutually agreed by the parties.

(i) It is the intention of the parties that each Reorganization will qualify as a reorganization with the meaning of Section 368(a)(1) of the Code. None of the parties to a Reorganization shall take any action or cause any action to be taken (including, without limitation the filing of any tax return) that is inconsistent with such treatment or results in the failure of such Reorganization to qualify as a reorganization within the meaning of Section 368(a)(1) of the Code.

(j) Any reporting responsibility of the Target Fund, including, but not limited to, the responsibility for filing regulatory reports, tax returns relating to tax periods ending on or prior to the Closing Date (whether due before or after the Closing Date), or other documents with the Commission, any state securities commission, and any Federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Target Fund, except as otherwise is mutually agreed by the parties.

(k) If reasonably requested by the Acquiring Fund, the Target Entity, on behalf of the Target Fund, shall deliver to the Acquiring Fund copies of: (1) the federal, state and local income tax returns filed by or on behalf of the Target Fund for the prior three (3) taxable years; and (2) any of the following that have been issued to or for the benefit of or that otherwise affect the Target Fund and which have continuing relevance: (a) rulings, determinations, holdings or opinions issued by any federal, state, local or foreign tax authority and (b) legal opinions.

6. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE TARGET FUND

6.1.  With respect to each Reorganization, the obligations of the Target Entity, on behalf of the Target Fund, to consummate the transactions provided for herein shall be subject, at the Target Fund’s election, to the performance by the Acquiring Fund of all of the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following conditions:

(a) All representations and warranties of the Acquiring Fund and the Acquiring Entity contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

(b) The Acquiring Entity shall have delivered to the Target Entity on the Closing Date a certificate executed in its name by its President or Vice President and Treasurer, in form and substance reasonably satisfactory to the Target Entity and dated as of the Closing Date, to the effect that the representations and warranties of or with respect to the Acquiring Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement; and

(c) The Acquiring Entity and the Acquiring Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Acquiring Entity and the Acquiring Fund, on or before the Closing Date.

7. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

7.1.  With respect to each Reorganization, the obligations of the Acquiring Entity, on behalf of the Acquiring Fund, to consummate the transactions provided for herein shall be subject, at the Acquiring Fund’s election, to the performance by the Target Fund of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

(a) All representations and warranties of the Target Entity and the Target Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

(b) The Target Entity shall have delivered to the Acquiring Entity on the Closing Date a certificate executed in its name by its President or Vice President and Treasurer, in form and substance reasonably satisfactory to the Acquiring Entity and dated as of the Closing Date, to the effect that the representations and warranties of or with respect to the Target Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement;

(c) If requested by Acquiring Fund, the Target Entity, on behalf of the Target Fund, shall have delivered to the Acquiring Entity (i) a statement of the Target Fund’s Assets, together with a list of portfolio securities of the Target Fund showing the adjusted tax basis of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Treasurer of the Target Entity, (ii) the Target Fund Shareholder Documentation, (iii) the FIN 48 Workpapers, (iv) to the extent permitted by applicable law, all information pertaining to, or necessary or useful in the calculation or demonstration of, the investment performance of the Target Fund, and/or (v) a statement of earnings and profits as provided in Section 5.1(h);

(d) The Target Custodian shall have delivered the certificate contemplated by Sections 3.2(b) of this Agreement, duly executed by an authorized officer of the Target Custodian;

(e) The Target Entity and the Target Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Target Entity and the Target Fund, on or before the Closing Date; and

(f) The Target Fund shall have declared and paid or cause to be paid a distribution or distributions prior to the Closing that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) substantially all of its investment company taxable income (determined without regard to any deductions for dividends paid) and substantially all of its net capital gains (after reduction for any capital loss carryover), if any, for the period from the close of its last fiscal year to the Closing Time on the Closing Date; (ii) all of its investment company taxable income and net capital gains for its taxable year ended prior to the Closing Date to the extent not otherwise already distributed; and (iii) at least 90 percent of the excess, if any, of the Target Fund’s interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for its taxable year ended prior to the Closing Date and at least 90 percent of such net tax-exempt income for the period from the close of its last fiscal year to the Closing Time on the Closing Date.

8.	FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND AND THE TARGET FUND

With respect to each Reorganization, if any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to the Target Fund or the Acquiring Fund, the Acquiring Entity or Target Entity, respectively, shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

8.1.  The Agreement shall have been approved by the requisite vote of the holders of the outstanding shares of the Target Fund in accordance with the provisions of the Target Entity’s Governing Documents, Delaware law, and the 1940 Act. Notwithstanding anything herein to the contrary, neither the Target Fund nor the Acquiring Fund may waive the condition set forth in this Section 8.1;

8.2.  On the Closing Date, no action, suit or other proceeding shall be pending or, to the Target Entity’s or the Acquiring Entity’s knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement, the transactions contemplated herein;

8.3.  All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by the Acquiring Fund or the Target Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Target Fund, provided that either party hereto may for itself waive any of such conditions;

8.4.  A registration statement on Form N-14 under the 1933 Act properly registering the Acquiring Fund shares to be issued in connection with the Reorganization shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or known to be contemplated under the 1933 Act; and

8.5.  The Target Entity and the Acquiring Entity shall have received on or before the Closing Date an opinion of Stradley Ronon in form and substance reasonably acceptable to the Target Entity and the Acquiring Entity, as to the matters set forth on Schedule 8.6. In rendering such opinion, Stradley Ronon may request and rely upon representations contained in certificates of officers of the Target Entity, the Acquiring Entity and others, and the officers of the Target Entity and the Acquiring Entity shall use their best efforts to make available such truthful certificates.

9. FEES AND EXPENSES

9.1.  Each Target Fund and Acquiring Fund will bear its costs associated with the Reorganization to the extent that the Fund is expected to recoup those costs within 24 months following the Reorganization as a result of reduced total annual fund operating expenses based on estimates prepared by IAI and discussed with the Board. IAI has agreed to bear the Reorganization costs of any Fund that does not meet the foregoing threshold.

10. FINAL TAX RETURNS AND FORMS 1099 OF TARGET FUND

10.1.  After the Closing Date, except as otherwise agreed to by the parties, Target Entity shall or shall cause its agents to prepare any federal, state or local tax returns, including any Forms 1099, required to be filed by Target Entity with respect to each Target Fund’s final taxable year ending with its complete liquidation and for any prior periods or taxable years and shall further cause such tax returns and Forms 1099 to be duly filed with the appropriate taxing authorities.

11. ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES AND COVENANTS

11.1.  The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing shall survive the Closing.

12. TERMINATION

This Agreement may be terminated and the transactions contemplated hereby may be abandoned with respect to one or more (or all) Reorganizations by mutual agreement of the parties.

13. AMENDMENTS

This Agreement may be amended, modified or supplemented in a writing signed by the parties hereto to be bound by such Amendment.

14. HEADINGS; GOVERNING LAW; COUNTERPARTS; ASSIGNMENT; LIMITATION OF LIABILITY

14.1.  The Article and Section headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

14.2.  This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware and applicable Federal law, without regard to its principles of conflicts of laws.

14.3.  This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

14.4.  This agreement may be executed in any number of counterparts, each of which shall be considered an original.

14.5.  It is expressly agreed that the obligations of the parties hereunder shall not be binding upon any of their respective directors or trustees, shareholders, nominees, officers, agents, or employees personally, but shall bind only the property of the applicable Target Fund or the applicable Acquiring Fund as provided in their respective Governing Documents. The execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of such party.

IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be approved on behalf of the Acquiring Fund and Target Fund.

Invesco Advisers, Inc. By: Name: Title:
AIM Investment Securities Funds (Invesco
     Investment Securities Funds),
AIM Sector Funds (Invesco Sector Funds),
AIM Equity Funds (Invesco Equity Funds),
AIM Tax-Exempt Funds (Invesco Tax-Exempt
     Funds),
AIM Counselor Series Trust (Invesco Counselor
     Series Trust),
AIM Growth Series (Invesco Growth Series),
AIM Variable Insurance Funds (Invesco Variable
     Insurance Funds),
each on behalf of its respective series identified on Exhibit A hereto

By:
Name:
Title:

EXHIBIT A

CHART OF REORGANIZATIONS

Acquiring Fund (and share classes)	Corresponding Target Fund (and
and Acquiring Entity	share classes) and Target Entity	Closing Date

Invesco Municipal Income Fund, a series of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)	Invesco Municipal Bond Fund, a series of AIM Investment Securities Funds (Invesco Investment Securities Funds)
Class A	Class A	July 15, 2013
Class B	Class B	July 15, 2013
Class C	Class C	July 15, 2013
Class Y	Class Y	July 15, 2013
Investor Class	Investor Class	July 15, 2013
Invesco Growth Allocation Fund, a series of AIM Growth Series (Invesco Growth Series)	Invesco Leaders Fund, a series of AIM Growth Series (Invesco Growth Series)
Class A	Class A	July 15, 2013
Class B	Class B	July 15, 2013
Class C	Class C	July 15, 2013
Class Y	Class Y	July 15, 2013
Invesco American Franchise Fund, a series of AIM Counselor Series Trust (Invesco Counselor Series Trust)	Invesco Leisure Fund, a series of AIM Sector Funds (Invesco Sector Funds)
Class A	Class A	July 15, 2013
Class B	Class B	July 15, 2013
Class C	Class C	July 15, 2013
Class R	Class R	July 15, 2013
Class Y	Class Y	July 15, 2013
Class A	Investor Class	July 15, 2013
Invesco American Franchise Fund, a series of AIM Counselor Series Trust (Invesco Counselor Series Trust)	Invesco Constellation Fund, a series of AIM Equity Funds (Invesco Equity Funds)
Class A	Class A	July 15, 2013
Class B	Class B	July 15, 2013
Class C	Class C	July 15, 2013
Class R	Class R	July 15, 2013
Class R5	Class R5	July 15, 2013
Class Y	Class Y	July 15, 2013
Invesco High Yield Fund, a series of AIM Investment Securities Funds (Invesco Investment Securities Funds)	Invesco High Yield Securities Fund, a series of AIM Investment Securities Funds (Invesco Investment Securities Funds)
Class A	Class A	July 15, 2013
Class A	Class B	July 15, 2013
Class C	Class C	July 15, 2013
Class Y	Class Y	July 15, 2013

Acquiring Fund (and share classes)	Corresponding Target Fund (and
and Acquiring Entity	share classes) and Target Entity	Closing Date

Invesco Mid Cap Growth Fund, a series of AIM Sector Funds (Invesco Sector Funds)	Invesco Dynamics Fund, a series of AIM Investment Securities Funds (Invesco Investment Securities Funds)
Class A	Class A	July 15, 2013
Class B	Class B	July 15, 2013
Class C	Class C	July 15, 2013
Class R	Class R	July 15, 2013
Class R5	Class R5	July 15, 2013
Class R6	Class R6	July 15, 2013
Class Y	Class Y	July 15, 2013
Class A	Investor Class	July 15, 2013
Invesco V.I. High Yield Fund, a series of AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	Invesco V.I. High Yield Securities Fund, a series of AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Series I	Series I	April 29, 2013
Series II	Series II	April 29, 2013

Schedule 1.2(c)

Excluded Liabilities

None

Schedule 8.6

Tax Opinions

(i) The acquisition by the Acquiring Fund of substantially all of the assets of the Target Fund, as provided for in the Agreement, in exchange for Acquiring Fund shares and the assumption by the Acquiring Fund of all of the liabilities of the Target Fund, followed by the distribution by the Target Fund to its shareholders of the Acquiring Fund shares in complete liquidation of the Target Fund, will qualify as a reorganization within the meaning of Section 368(a)(1) of the Code, and the Target Fund and the Acquiring Fund each will be a “party to the reorganization” within the meaning of Section 368(b) of the Code.

(ii) No gain or loss will be recognized by the Target Fund upon the transfer of substantially all of its assets to, and assumption of its liabilities by, the Acquiring Fund in exchange solely for Acquiring Fund shares pursuant to Section 361(a) and Section 357(a) of the Code.

(iii) No gain or loss will be recognized by the Acquiring Fund upon the receipt by it of substantially all of the assets of the Target Fund in exchange solely for the assumption of the liabilities of the Target Fund and issuance of the Acquiring Fund shares pursuant to Section 1032(a) of the Code.

(iv) No gain or loss will be recognized by the Target Fund upon the distribution of the Acquiring Fund shares by the Target Fund to its shareholders in complete liquidation (in pursuance of the Agreement) pursuant to Section 361(c)(1) of the Code.

(v) The tax basis of the assets of the Target Fund received by the Acquiring Fund will be the same as the tax basis of such assets in the hands of the Target Fund immediately prior to the transfer pursuant to Section 362(b) of the Code.

(vi) The holding periods of the assets of the Target Fund in the hands of the Acquiring Fund will include the periods during which such assets were held by the Target Fund pursuant to Section 1223(2) of the Code.

(vii) No gain or loss will be recognized by the shareholders of the Target Fund upon the exchange of all of their Target Fund shares for the Acquiring Fund shares pursuant to Section 354(a) of the Code.

(viii) The aggregate tax basis of the Acquiring Fund shares to be received by each shareholder of the Target Fund will be the same as the aggregate tax basis of Target Fund shares exchanged therefor pursuant to Section 358(a)(1) of the Code.

(ix) The holding period of Acquiring Fund shares received by a shareholder of the Target Fund will include the holding period of the Target Fund shares exchanged therefor, provided that the shareholder held Target Fund shares as a capital asset on the date of the exchange pursuant to Section 1223(1) of the Code.

(x) For purposes of Section 381 of the Code, the Acquiring Fund will succeed to and take into account, as of the date of the transfer as defined in Section 1.381(b)-1(b) of the income tax regulations issued by the United States Department of the Treasury (the “Income Tax Regulations”), the items of the Target Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the Income Tax Regulations thereunder.

The foregoing opinion may state that no opinion is expressed as to the effect of the Reorganization on a Target Fund, Acquiring Fund or any Target Fund Shareholder with respect to any asset as to which unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting.

EXHIBIT E

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Acquiring Fund’s and the Target Funds’ financial performance for the past five fiscal years and are included in the respective Acquiring Fund’s and the Target Funds’ prospectuses, which are each incorporated herein by reference. The Acquiring Fund’s prospectus also accompanies this Joint Proxy Statement/Prospectus. The financial highlights tables below provide additional information for the most recent six-month reporting period for the Leisure Fund and for the most recent annual reporting period for the Constellation Fund. The information for the six-month semi-annual reporting period for the Leisure Fund is unaudited. The Leisure Fund’s fiscal year end is April 30, and, accordingly, the Leisure Fund’s financial highlights table below contains information for the six-month period ended October 31, 2012. The Constellation Fund’s fiscal year end is October 31, and, accordingly, the Constellation Fund’s financial highlights table below contains information for the fiscal year ended October 31, 2012.

Target Fund (Invesco Constellation Fund)

The following schedule presents financial highlights for a share of the Target Fund outstanding throughout the period indicated.

									Ratio of		Ratio of
			Net gains						expenses		expenses
			(losses)						to average		to average net		Ratio of net
	Net asset	Net	on securities		Dividends				net assets		assets without		investment
	value,	investment	(both	Total from	from net	Net asset		Net assets,	with fee waivers		fee waivers		income (loss)
	beginning	income	realized and	investment	investment	value, end	Total	end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	(loss)(a)	unrealized)	operations	income	of period	return(b)	(000s omitted)	absorbed		absorbed		net assets		turnover(c)
Class A
Year ended 10/31/12	$22.40	$(0.06)	$0.97	$0.91	$—	$23.31	4.06%	$2,212,843	1.27	%(d)	1.29	%(d)	(0.26	)%(d)	95%

Class B
Year ended 10/31/12	20.01	(0.21)	0.86	0.65	—	20.66	3.25	65,524	2.02	(d)	2.04	(d)	(1.01	)(d)	95

Class C
Year ended 10/31/12	20.00	(0.21)	0.86	0.65	—	20.65	3.25	81,825	2.02	(d)	2.04	(d)	(1.01	)(d)	95

Class R
Year ended 10/31/12	22.03	(0.12)	0.95	0.83	—	22.86	3.77	7,634	1.52	(d)	1.54	(d)	(0.51	)(d)	95

Class Y
Year ended 10/31/12	22.53	(0.00)	0.96	0.96	—	23.49	4.26	12,246	1.02	(d)	1.04	(d)	(0.01	)(d)	95

Class R5
Year ended 10/31/12	25.00	0.06	1.07	1.13	—	26.13	4.52	4,947	0.78	(d)	0.80	(d)	0.23	(d)	95

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are based on average daily net assets (000’s) of $2,347,388, $81,563, $87,201, $8,125, $12,806 and $11,516 for Class A, Class B, Class C, Class R, Class Y and Class R5 shares, respectively.

E-1

Target Fund (Invesco Leisure Fund)

The following schedule presents financial highlights for one share of the Target Fund outstanding throughout the period indicated.

													Ratio of		Ratio of
			Net gains										expenses		expenses
			(losses)										to average		to average net		Ratio of net
	Net asset	Net	on securities			Dividends	Distributions						net assets		assets without		investment
	value,	investment	(both		Total from	from net	from net		Net asset			Net assets,	with fee waivers		fee waivers		income (loss)
	beginning	income	realized and		investment	investment	realized	Total	value, end	Total		end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	(loss)(a)	unrealized)		operations	income	gains	distributions	of period	return(b)		(000s omitted)	absorbed		absorbed		net assets		turnover(c)
Class A
Six months ended 10/31/12	$39.28	$(0.02)	$0.20	(d)	$0.18	$—	$—	$—	$39.46	0.46	%(d)	$56,206	1.32	%(e)	1.32	%(e)	(0.11	)%(e)	27%

Class B
Six months ended 10/31/12	37.25	(0.16)	0.19	(d)	0.03	—	—	—	37.28	0.08	(d)	3,713	2.07	(e)	2.07	(e)	(0.86	)(e)	27

Class C
Six months ended 10/31/12	35.94	(0.15)	0.17	(d)	0.02	—	—	—	35.96	0.06	(d)	11,933	2.07	(e)	2.07	(e)	(0.86	)(e)	27

Class R
Six months ended 10/31/12	38.98	(0.07)	0.20	(d)	0.13	—	—	—	39.11	0.33	(d)	1,385	1.57	(e)	1.57	(e)	(0.36	)(e)	27

Class Y
Six months ended 10/31/12	39.41	0.03	0.20	(d)	0.23	—	—	—	39.64	0.58	(d)	7,070	1.07	(e)	1.07	(e)	0.14	(e)	27

Investor Class
Six months ended 10/31/12	39.18	(0.02)	0.20	(d)	0.18	—	—	—	39.36	0.46	(d)	275,913	1.32	(e)	1.32	(e)	(0.11	)(e)	27

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Includes litigation proceeds received during the period. Had the litigation proceeds not been received net gains (losses) on securities (both realized and unrealized) per share would have been $(0.11), $(0.12), $(0.14), $(0.11), $(0.11) and $(0.11) for Class A, Class B, Class C, Class R, Class Y and Investor Class shares, respectively and total returns would have been lower.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $56,199, $3,997, $11,415, $1,260, $7,851 and $278,698 for Class A, Class B, Class C, Class R, Class Y and Investor Class, respectively.

E-2

Invesco-Inst-Sup-2 122812
Statutory Prospectus Supplement dated December 28, 2012
The purpose of this supplement is to provide you with changes to the current Statutory Prospectuses for Class R5 and R6 shares, as applicable, of the Funds listed below:

Invesco American Franchise Fund
Invesco American Value Fund
Invesco Balanced-Risk Allocation Fund
Invesco Balanced-Risk Commodity Strategy   Fund
Invesco Balanced-Risk Retirement 2020   Fund
Invesco Balanced-Risk Retirement 2030   Fund
Invesco Balanced-Risk Retirement 2040   Fund
Invesco Balanced-Risk Retirement 2050   Fund
Invesco Balanced-Risk Retirement Now   Fund
Invesco Charter Fund
Invesco China Fund
Invesco Comstock Fund
Invesco Conservative Allocation Fund
Invesco Constellation Fund
Invesco Convertible Securities Fund
Invesco Core Plus Bond Fund
Invesco Corporate Bond Fund
Invesco Developing Markets Fund
Invesco Diversified Dividend Fund
Invesco Dynamics Fund
Invesco Emerging Market Local Currency   Debt Fund
Invesco Emerging Markets Equity   Fund
Invesco Endeavor Fund
Invesco Energy Fund
Invesco Equally-Weighted S&P 500   Fund
Invesco Equity and Income Fund
Invesco Floating Rate Fund
Invesco Global Core Equity Fund
Invesco Global Growth Fund
Invesco Global Opportunities Fund
Invesco Global Quantitative Core Fund
Invesco Global Real Estate Fund
Invesco Global Real Estate Income   Fund
Invesco Global Small & Mid Cap Growth   Fund
Invesco Growth Allocation Fund
Invesco Growth and Income Fund
Invesco High Yield Fund
Invesco High Yield Municipal Fund
Invesco Income Allocation Fund
Invesco International Allocation Fund
Invesco International Core Equity   Fund
Invesco International Growth Fund
Invesco International Small Company   Fund
Invesco International Total Return   Fund
Invesco Limited Maturity Treasury   Fund
Invesco Mid Cap Core Equity Fund
Invesco Mid Cap Growth Fund
Invesco Moderate Allocation Fund
Invesco Money Market Fund
Invesco Pacific Growth Fund
Invesco Premium Income Fund
Invesco Real Estate Fund
Invesco Select Companies Fund
Invesco Select Opportunities Fund
Invesco Short Term Bond Fund
Invesco Small Cap Discovery Fund
Invesco Small Cap Equity Fund
Invesco Small Cap Growth Fund
Invesco Summit Fund
Invesco Tax-Free Intermediate Fund
Invesco Technology Fund
Invesco U.S. Government Fund
Invesco U.S. Mortgage Fund
Invesco U.S. Quantitative Core Fund
Invesco Utilities Fund
Invesco Value Opportunities Fund

Effective December 31, 2012, the following information replaces in its entirety the information appearing under the heading “Shareholder Account Information” in each Fund’s Prospectus:
“Shareholder Account Information
In addition to the Fund(s), the Adviser serves as investment adviser to many other Invesco mutual funds. The following information is about the Class R5 and Class R6 shares of the Invesco mutual funds (Invesco Funds or Funds), which are offered only to certain eligible investors. Prior to September 24, 2012, Class R5 shares were known as Institutional Class shares.
          Some investments in the Funds are made through accounts that are maintained by intermediaries (and not in the name of an individual investor) and some investments are made indirectly through products that use the Funds as underlying investments, such as Employer Sponsored Retirement and Benefit Plans, funds of funds, qualified tuition plans, and variable insurance contracts (these products are generally referred to as conduit investment vehicles). If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the name of an individual investor), the intermediary or conduit investment vehicle may impose rules that differ from, and/or charge a transaction or other fee in addition to, those described in this prospectus. Please consult your financial adviser or other financial intermediary for details.
          Unless otherwise provided, the following are certain defined terms used throughout this prospectus:
Invesco-Inst-Sup-2 122812

•	Employer Sponsored Retirement and Benefit Plans include (i) employer sponsored pension or profit sharing plans that qualify under section 401(a) of the Internal Revenue Code of 1986, as amended (the Code), including 401(k), money purchase pension, profit sharing and defined benefit plans; (ii) 403(b) and non-qualified deferred compensation arrangements that operate similar to plans described under (i) above, such as 457 plans and executive deferred compensation arrangements; (iii) health savings accounts maintained pursuant to Section 223 of the Code; and (iv) voluntary employees’ beneficiary arrangements maintained pursuant to Section 501(c)(9) of the Code.
•	Individual Retirement Accounts (IRAs) include Traditional and Roth IRAs.
•	Employer Sponsored IRAs include Simplified Employee Pension (SEP), Salary Reduction Simplified Employee Pension (SAR-SEP), and Savings Incentive Match Plan for Employees of Small Employers (SIMPLE) IRAs.
•	Retirement and Benefit Plans include Employer Sponsored Retirement and Benefit Plans, IRAs and Employer Sponsored IRAs.
          Shareholder Account Information and additional information is available on the Internet at www.invesco.com/us. Go to the tab for “Accounts & Services,” then click on “Service Center,” or consult the Fund’s prospectus and SAI, which are available on that same Web site or upon request free of charge. The Web site is not part of this prospectus.
Suitability for Investors
          Class R5 and R6 shares of the Funds are intended for use by Employer Sponsored Retirement and Benefit Plans. Employer Sponsored Retirement and Benefit Plans held directly or through omnibus accounts generally must process no more than one net redemption and one net purchase transaction each day. There is no minimum initial investment for (i) a defined contribution plan with at least $100 million of combined defined contribution and defined benefit plan assets, or (ii) Employer Sponsored Retirement and Benefit Plans investing through a retirement platform that administers at least $2.5 billion in retirement plan assets and trades multiple plans through an omnibus account. All other Employer Sponsored Retirement and Benefit Plans must meet a minimum initial investment of at least $1 million in each Fund in which it invests.
          Class R5 and R6 shares of the Fund are also available to institutional investors. Institutional investors are: banks, trust companies, collective trust funds, entities acting for the account of a public entity (e.g., Taft-Hartley funds, states, cities or government agencies), funds of funds or other pooled investment vehicles, financial intermediaries and corporations investing for their own accounts, endowments and foundations. The minimum initial investment for institutional investors is $10 million, unless such investment is made by an investment company, as defined under the 1940 Act, as amended, that is part of a family of investment companies which own in the aggregate at least $100 million in securities, in which case there is no minimum initial investment.
Purchasing Shares
Non-retirement retail investors, including high net worth investors investing directly or through a financial intermediary, are not eligible for Class R5 or R6 shares. IRAs and Employer Sponsored IRAs are also not eligible for Class R5 or R6 shares. If you hold your shares through a financial intermediary, your eligibility to purchase shares and the terms by which you may purchase, redeem and exchange shares may differ depending on your financial intermediary’s policies.
Shares Sold Without Sales Charges
You will not pay an initial or contingent deferred sales charge (CDSC) on purchases of any Class R5 or Class R6 shares.
How to Purchase Shares
Purchase Options

	Opening An Account	Adding To An Account

Through a Financial Adviser or Financial Intermediary	Contact your financial adviser or financial intermediary. The financial adviser or financial intermediary should mail your completed account application to the Funds’ transfer agent, Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.	Contact your financial adviser or financial intermediary.
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	Opening An Account	Adding To An Account

The financial adviser or financial intermediary should call the Funds’ transfer agent at (800) 659-1005 to receive a reference number. Then, use the following wire instructions:
Beneficiary Bank
ABA/Routing #: 011001234
Beneficiary Account Number: 729639
Beneficiary Account Name: Invesco Investment Services, Inc.
RFB: Fund Name, Reference #
OBI: Your Name, Account #

By Telephone and Wire	Open your account through a financial adviser or financial intermediary as described above.	Call the Funds’ transfer agent at (800) 659-1005 and wire payment for your purchase order in accordance with the wire instructions listed above.
          Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Funds verify and record your identifying information.
Automatic Dividend and Distribution Investment
All of your dividends and distributions may be paid in cash or reinvested in the same Fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same Fund.
Redeeming Shares
Your broker or financial intermediary may charge service fees for handling redemption transactions.

How to Redeem Shares

Through a Financial Adviser or Financial Intermediary	Contact your financial adviser or financial intermediary. Redemption proceeds will be sent in accordance with the wire instructions specified in the account application provided to the Funds’ transfer agent. The Funds’ transfer agent must receive your financial adviser’s or financial intermediary’s call before the close of the customary trading session of the New York Stock Exchange (NYSE) on days the NYSE is open for business in order to effect the redemption at that day’s closing price. Please contact your financial adviser or financial intermediary with respect to reporting of cost basis and available elections for your account.

By Telephone	A person who has been authorized in the account application to effect transactions may make redemptions by telephone. You must call the Funds’ transfer agent before the close of the customary trading session of the NYSE on days the NYSE is open for business in order to effect the redemption at that day’s closing price.
Timing and Method of Payment
The Funds’ transfer agent normally will send out payments within one business day, and in any event no more than seven days, after your redemption request is received in good order. “Good order” means that all necessary information and documentation related to the redemption request have been provided to the Funds’ transfer agent. If your request is not in good order, the Funds’ transfer agent may require additional documentation in order to redeem your shares. Payment may be postponed under unusual circumstances, as allowed by the SEC, such as when the NYSE restricts or suspends trading.
          If you redeem by telephone, the Funds’ transfer agent will transmit the amount of redemption proceeds electronically to your pre-authorized bank account.
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          The Funds’ transfer agent uses reasonable procedures to confirm that instructions communicated via telephone are genuine, and the Funds and the Funds’ transfer agent are not liable for losses arising from actions taken in accordance with instructions that are reasonably believed to be genuine.
Redemptions in Kind
Although the Funds generally intend to pay redemption proceeds solely in cash, the Funds reserve the right to determine, in their sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).
Redemptions Initiated by the Funds
If a Fund determines that you have not provided a correct Social Security or other tax identification number on your account application, or the Fund is not able to verify your identity as required by law, the Fund may, at its discretion, redeem the account and distribute the proceeds to you.
Suspension of Redemptions
The right of redemption may be suspended or the date of payment postponed when (a) trading on the NYSE is restricted, as determined by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency as determined by the SEC exists making disposition of portfolio securities or the valuation of the net assets of the Fund not reasonably practicable.
Exchanging Shares
You may, under certain circumstances, exchange shares in one Fund for those of another Fund. An exchange is the purchase of shares in one Fund which is paid for with the proceeds from a redemption of shares of another Fund effectuated on the same day. Any gain on the transaction may be subject to federal income tax. Accordingly, the procedures and processes applicable to redemptions of Fund shares, as discussed under the heading “Redeeming Shares” above, will apply. Before requesting an exchange, review the prospectus of the Fund you wish to acquire.
          All exchanges are subject to the limitations set forth in the prospectuses of the Funds. If you wish to exchange shares of one Fund for those of another Fund, you must consult the prospectus of the Fund whose shares you wish to acquire to determine whether the Fund is offering shares to new investors and whether you are eligible to acquire shares of that Fund.
Permitted Exchanges
Except as otherwise provided herein or in the SAI, you generally may exchange your shares for shares of the same class of another Fund. The following table shows permitted exchanges from one Fund to another Fund:

Exchange From	Exchange To
Class R5	Class R5
Class R6	Class R6
Exchange Conditions
The following conditions apply to all exchanges:
•	Shares must have been held for at least one day prior to the exchange with the exception of dividends and distributions that are reinvested; and

•	If you have physical share certificates, you must return them to the Funds’ transfer agent in order to effect the exchange.
          Under unusual market conditions, a Fund may delay the exchange of shares for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. The exchange privilege is not an option or right to purchase shares. Any of the participating Funds or the distributor may modify or terminate this privilege at any time.
Share Class Conversions
Shares of one class of a Fund may be converted into shares of another class of the same Fund, provided that you are eligible to buy that share class. Investors who hold Fund shares through a financial intermediary that does not have an agreement to make certain share classes of the Funds available or that cannot systematically support the conversion may not be eligible to convert their shares. Furthermore, your financial intermediary may have discretion to effect a conversion on your behalf. Consult with
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your financial intermediary for details. The conversion of shares of one class of a Fund into shares of another class of the same Fund is not taxable for federal income tax purposes and no gain or loss will be reported on the transaction. See the applicable prospectus for share class information.
          Fees and expenses differ between share classes. You should read the prospectus for the share class into which you are seeking to convert your shares prior to the conversion.
Rights Reserved by the Funds
Each Fund and its agent reserves the right at any time to:
•	Reject or cancel all or any part of any purchase or exchange order.

•	Modify any terms or conditions related to the purchase, redemption or exchange of shares of any Fund.

•	Suspend, change or withdraw all or any part of the offering made by this prospectus.
Excessive Short-Term Trading Activity (Market Timing) Disclosures
While the Funds provide their shareholders with daily liquidity, their investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of our policies described below. Excessive short-term trading activity in the Funds’ shares (i.e., a purchase of Fund shares followed shortly thereafter by a redemption of such shares, or vice versa) may hurt the long-term performance of certain Funds by requiring them to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of such Funds by causing them to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted. The Boards of Trustees of the Funds (collectively, the Board) have adopted policies and procedures designed to discourage excessive or short-term trading of Fund shares for all Funds. However, there is the risk that these Funds’ policies and procedures will prove ineffective in whole or in part to detect or prevent excessive or short-term trading. These Funds may alter their policies at any time without prior notice to shareholders if the Adviser believes the change would be in the best interests of long-term shareholders.
          Invesco and certain of its corporate affiliates (Invesco and such affiliates, collectively, the Invesco Affiliates) currently use the following tools designed to discourage excessive short-term trading in the Funds:
•	Trade activity monitoring.

•	Discretion to reject orders.

•	Purchase blocking.

•	The use of fair value pricing consistent with procedures approved by the Board.
          Each of these tools is described in more detail below. Although these tools are designed to discourage excessive short-term trading, you should understand that none of these tools alone nor all of them taken together eliminate the possibility that excessive short-term trading activity in the Funds will occur. Moreover, each of these tools involves judgments that are inherently subjective. Invesco Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with long-term shareholder interests.
Trade Activity Monitoring
Invesco Affiliates monitor selected trades on a daily basis in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, Invesco Affiliates believe that a shareholder has engaged in excessive short-term trading, they will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the shareholder to take action to stop such activities or (ii) refusing to process future purchases or exchanges related to such activities in the shareholder’s accounts other than exchanges into a money market fund. Invesco Affiliates will use reasonable efforts to apply the Funds’ policies uniformly given the practical limitations described above.
          The ability of Invesco Affiliates to monitor trades that are made through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and through conduit investment vehicles may be severely limited or non-existent.
Discretion to Reject Orders
If a Fund or an Invesco Affiliate determines, in its sole discretion, that your short-term trading activity is excessive, the Fund may, in its sole discretion, reject any additional purchase and exchange orders. This discretion may be exercised with respect to purchase or exchange orders placed directly with the Funds’ transfer agent or through a financial intermediary.
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Purchase Blocking Policy
The Funds have adopted a policy under which any shareholder redeeming shares having a value of $5,000 or more from a Fund on any trading day will be precluded from investing in that Fund for 30 calendar days after the redemption transaction date. The policy applies to redemptions and purchases that are part of exchange transactions. Under the purchase blocking policy, certain purchases will not be prevented and certain redemptions will not trigger a purchase block, such as: purchases and redemptions of shares having a value of less than $5,000; systematic purchase, redemption and exchange account options; transfers of shares within the same Fund; non-discretionary rebalancing in fund-of-funds; asset allocation features; fee-based accounts; account maintenance fees; small balance account fees; plan-level omnibus Retirement and Benefit Plans; death and disability and hardship distributions; loan transactions; transfers of assets; Retirement and Benefit Plan rollovers; IRA conversions and re-characterizations; and mandatory distributions from Retirement and Benefit Plans.
          The Funds reserve the right to modify any of the parameters (including those not listed above) of the purchase blocking policy at any time. Further, the purchase blocking policy may be waived with respect to specific shareholder accounts in those instances where the Adviser determines that its surveillance procedures are adequate to detect frequent trading in Fund shares.
          If an account is maintained by a financial intermediary whose systems are unable to apply Invesco’s purchase blocking policy, the Adviser will accept the establishment of an account only if the Adviser believes the policies and procedures are reasonably designed to enforce the frequent trading policies of the Funds. You should refer to disclosures provided by the financial intermediary with which you have an account to determine the specific trading restrictions that apply to you. If the Adviser identifies any activity that may constitute frequent trading, it reserves the right to contact the intermediary and request that the intermediary either provide information regarding an account owner’s transactions or restrict the account owner’s trading. There is no guarantee that all instances of frequent trading in Fund shares will be prevented.
Fair Value Pricing
Securities owned by a Fund are to be valued at current market value if market quotations are readily available. All other securities and assets of a Fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board. An effect of fair value pricing may be to reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.
Pricing of Shares
Determination of Net Asset Value
The price of each Fund’s shares is the Fund’s net asset value per share. The Funds value portfolio securities for which market quotations are readily available at market value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. The Funds value securities and assets for which market quotations are unavailable at their “fair value,” which is described below.
          Even when market quotations are available, they may be stale or unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events that affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where the Adviser determines that the closing price of the security is stale or unreliable, the Adviser will value the security at its fair value.
          Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. A fair value price is an estimated price that requires consideration of all appropriate factors, including indications of fair value available from pricing services. Fair value pricing involves judgment and a Fund that uses fair value methodologies may value securities higher or lower than another Fund using market quotations or its own fair value methodologies to price the same securities. Investors who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive a greater or lesser number of shares, or higher or lower redemption proceeds, than they would have received if the Fund had not fair-valued the security or had used a different methodology.
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          The Board has delegated the daily determination of fair value prices to the Adviser’s valuation committee, which acts in accordance with Board approved policies. Fair value pricing methods and pricing services can change from time to time as approved by the Board.
          The intended effect of applying fair value pricing is to compute an NAV that accurately reflects the value of a Fund’s portfolio at the time that the NAV is calculated. An additional intended effect is to discourage those seeking to take advantage of arbitrage opportunities resulting from “stale” prices and to mitigate the dilutive impact of any such arbitrage. However, the application of fair value pricing cannot eliminate the possibility that arbitrage opportunities will exist.
          Specific types of securities are valued as follows:
          Senior Secured Floating Rate Loans and Senior Secured Floating Rate Debt Securities. Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using evaluated quotes provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as market quotes, ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
          Domestic Exchange Traded Equity Securities. Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, the Adviser will value the security at fair value in good faith using procedures approved by the Board.
          Foreign Securities. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that the Adviser determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. The Adviser also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where the Adviser believes, at the approved degree of certainty, that the price is not reflective of current market value, the Adviser will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.
          Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the net asset value of Fund shares is determined only on business days of the Fund, the value of the portfolio securities of a Fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the Fund.
          Fixed Income Securities. Government, corporate, asset-backed and municipal bonds, convertible securities, including high yield or junk bonds, and loans, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, the Adviser’s valuation committee will fair value the security using procedures approved by the Board.
          Short-term Securities. Invesco Tax-Free Intermediate Fund values variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.
          Futures and Options. Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded. Options are valued on the basis of market quotations, if available.
          Swap Agreements. Swap Agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.
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          Open-end Funds. If a Fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing Fund will calculate its net asset value using the net asset value of the underlying fund in which it invests, and the prospectuses for such other open-end funds explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.
          Each Fund determines the net asset value of its shares on each day the NYSE is open for business (a business day), as of the close of the customary trading session, or earlier NYSE closing time that day.
          For financial reporting purposes and shareholder transactions on the last day of the fiscal quarter, transactions are normally accounted for on a trade date basis. For purposes of executing shareholder transactions in the normal course of business (other than shareholder transactions at a fiscal period-end), each Fund’s portfolio securities transactions are recorded no later than the first business day following the trade date.
          The Invesco Balanced-Risk Allocation Fund, Invesco Balanced-Risk Commodity Strategy Fund and Invesco Global Markets Strategy Fund may each invest up to 25% of their total assets in shares of their respective subsidiaries (the Subsidiaries). The Subsidiaries offer to redeem all or a portion of their shares at the current net asset value per share every regular business day. The value of shares of the Subsidiaries will fluctuate with the value of the respective Subsidiary’s portfolio investments. The Subsidiaries price their portfolio investments pursuant to the same pricing and valuation methodologies and procedures used by the Funds, which require, among other things, that each of the Subsidiaries’ portfolio investments be marked-to-market (that is, the value on each of the Subsidiaries’ books changes) each business day to reflect changes in the market value of the investment.
Timing of Orders
You can purchase, exchange or redeem shares on each business day prior to the close of the customary trading session or any earlier NYSE closing time that day. The Funds price purchase, exchange and redemption orders at the net asset value calculated after the Funds’ transfer agent or an authorized agent or its designee receives an order in good order.
Taxes
A Fund intends to qualify each year as a regulated investment company and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. If you are a taxable investor, dividends and distributions you receive from a Fund generally are taxable to you whether you reinvest distributions in additional Fund shares or take them in cash. Every year, you will be sent information showing the amount of dividends and distributions you received from a Fund during the prior calendar year. In addition, investors in taxable accounts should be aware of the following basic tax points as supplemented below where relevant:
Fund Tax Basics
•	A Fund earns income generally in the form of dividends or interest on its investments. This income, less expenses incurred in the operation of a Fund, constitutes the Fund’s net investment income from which dividends may be paid to you. If you are a taxable investor, distributions of net investment income generally are taxable to you as ordinary income.

•	Distributions of net short-term capital gains are taxable to you as ordinary income. A Fund with a high portfolio turnover rate (a measure of how frequently assets within a Fund are bought and sold) is more likely to generate short-term capital gains than a Fund with a low portfolio turnover rate.

•	Distributions of net long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your Fund shares.

•	A portion of income dividends paid by a Fund to you on or before December 31, 2012 may be reported as qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates, provided certain holding period requirements are met. These reduced rates generally are available (through 2012) for dividends derived from a Fund’s investment in stocks of domestic corporations and qualified foreign corporations. In the case of a Fund that invests primarily in debt securities, either none or only a nominal portion of the dividends paid by the Fund will be eligible for taxation at these reduced rates. These reduced rates for qualified dividends will no longer apply to dividends paid by a Fund after 2012, unless this provision is extended, possibly retroactively to January 1, 2013, or made permanent.

•	Distributions declared to shareholders with a record date in December—if paid to you by the end of January—are taxable for federal income tax purposes as if received in December.
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•	Any long-term or short-term capital gains realized on sale or redemption of your Fund shares will be subject to federal income tax. For tax purposes an exchange of your shares for shares of another Fund is the same as a sale. An exchange occurs when the purchase of shares of a Fund is made using the proceeds from a redemption of shares of another Fund and is effectuated on the same day as the redemption. Your gain or loss is calculated by subtracting from the gross proceeds your cost basis. Gross proceeds and, for shares acquired on or after January 1, 2012 and disposed of after that date, cost basis will be reported to you and the Internal Revenue Service (IRS). Cost basis will be calculated using the Fund’s default method of average cost, unless you instruct the Fund to use a different calculation method. As a service to you, the Fund will continue to provide to you (but not the IRS) cost basis information for shares acquired before 2012, when available, using the average cost method. Shareholders should carefully review the cost basis information provided by a Fund and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns. If you hold your Fund shares through a broker (or other nominee), please contact that broker (nominee) with respect to reporting of cost basis and available elections for your account. For more information about the cost basis methods offered by Invesco, please refer to the Tax Center located under the Accounts & Services menu of our website at www.Invesco.com/us.
•	The conversion of shares of one class of a Fund into shares of another class of the same Fund is not taxable for federal income tax purposes and no gain or loss will be reported on the transaction. This is true whether the conversion occurs automatically pursuant to the terms of the class or is initiated by the shareholder.
•	At the time you purchase your Fund shares, the Fund’s net asset value may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Fund. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. This is sometimes referred to as “buying a dividend.”
•	By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid (for distributions and proceeds paid on or after January 1, 2013, the rate is scheduled to rise to 31% unless the 28% rate is extended, possibly retroactively to January 1, 2013, or made permanent).
•	You will not be required to include the portion of dividends paid by the Fund derived from interest on U.S. government obligations in your gross income for purposes of personal and, in some cases, corporate income taxes in many state and local tax jurisdictions. The percentage of dividends that constitutes dividends derived from interest on federal obligations will be determined annually. This percentage may differ from the actual percentage of interest received by the Fund on federal obligations for the particular days on which you hold shares.
•	For taxable years beginning after December 31, 2012, an additional 3.8% Medicare tax will be imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount.
•	Fund distributions and gains from sale or exchange of your Fund shares generally are subject to state and local income taxes.
•	If a Fund qualifies to pass through to you the tax benefits from foreign taxes it pays on its investments, and elects to do so, then any foreign taxes it pays on these investments may be passed through to you as a foreign tax credit. You will then be required to include your pro-rata share of these taxes in gross income, even though not actually received by you, and will be entitled either to deduct your share of these taxes in computing your taxable income, or to claim a foreign tax credit for these taxes against your U.S. federal income tax.
•	Foreign investors should be aware that U.S. withholding, special certification requirements to avoid U.S. backup withholding and claim any treaty benefits and estate taxes may apply to an investment in a Fund.
•	The Foreign Account Tax Compliance Act (“FATCA”) requires the reporting to the IRS of certain direct and indirect ownership of foreign financial accounts by U.S. persons. Failure to provide this required information can result in a generally nonrefundable 30% tax on: (a) income dividends paid by the Fund after December 31, 2013 and (b) certain capital gain distributions (including proceeds arising from the sale Fund shares) paid by the Fund after December 31, 2016 to certain “foreign financial institutions” and “non-financial foreign entities.”
          The above discussion concerning the taxability of Fund dividends and distributions and of redemptions and exchanges of Fund shares is inapplicable to investors that generally are exempt from federal income tax, such as Retirement and Benefit Plans.
Invesco-Inst-Sup-2 122812

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Tax-Exempt and Municipal Funds
•	You will not be required to include the “exempt-interest” portion of dividends paid by the Fund in your gross income for federal income tax purposes. You will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on your federal income tax returns. The percentage of dividends that constitutes exempt-interest dividends will be determined annually. This percentage may differ from the actual percentage of exempt interest received by the Fund for the particular days in which you hold shares.

•	A Fund may invest in municipal securities the interest on which constitutes an item of tax preference and could give rise to a federal alternative minimum tax liability for you, unless such municipal securities were issued in 2009 or 2010.

•	Exempt-interest dividends from interest earned on municipal securities of a state, or its political subdivisions, generally are exempt from that state’s personal income tax. Most states, however, do not grant tax-free treatment to interest from municipal securities of other states.

•	A Fund may invest a portion of its assets in securities that pay income that is not tax-exempt. To the extent that dividends paid by a Fund are derived from taxable investments or realized capital gains, they will be taxable as ordinary income or long-term capital gains.

•	A Fund may distribute to you any market discount and net short-term capital gains from the sale of its portfolio securities. If you are a taxable investor, Fund distributions from this income are taxable to you as ordinary income, and generally will neither qualify for the dividends received deduction in the case of corporate shareholders nor as qualified dividend income subject to reduced rates of taxation in the case of noncorporate shareholders.

•	Exempt-interest dividends from a Fund are taken into account when determining the taxable portion of your social security or railroad retirement benefits, may be subject to state and local income taxes, may affect the deductibility of interest on certain indebtedness, and may have other collateral federal income tax consequences for you.

•	There are risks that: (a) a security issued as tax-exempt may be reclassified by the IRS or a state tax authority as taxable and/or (b) future legislative, administrative or court actions could adversely impact the qualification of income from a tax-exempt security as tax-free. Such reclassifications or actions could cause interest from a security to become taxable, possibly retroactively, subjecting you to increased tax liability. In addition, such reclassifications or actions could cause the value of a security, and therefore, the value of the Fund’s shares, to decline.

•	Net investment income for purposes of the Medicare tax described above does not include exempt-interest dividends.
Money Market Funds
•	A Fund does not anticipate realizing any long-term capital gains.

•	Because a Fund expects to maintain a stable net asset value of $1.00 per share, investors should not have any gain or loss on sale or exchange of Fund shares.
Real Estate Funds
•	Because of “noncash” expenses such as property depreciation, the cash flow of a REIT that owns properties will exceed its taxable income. The REIT, and in turn a Fund, may distribute this excess cash to shareholders. Such a distribution is classified as a return of capital. Return-of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.

•	Dividends paid to shareholders from the Funds’ investments in U.S. REITs generally will not qualify for taxation at long-term capital gain rates applicable to qualified dividend income.

•	The Fund may derive “excess inclusion income” from certain equity interests in mortgage pooling vehicles either directly or through an investment in a U.S. REIT. Please see the SAI for a discussion of the risks and special tax consequences to shareholders in the event the Fund realizes excess inclusion income in excess of certain threshold amounts.

•	The Fund’s foreign shareholders should see the SAI for a discussion of the risks and special tax consequences to them from a sale of a U.S. real property interest by a REIT in which the Fund invests.
Invesco Balanced-Risk Allocation Fund, Invesco Balanced-Risk Commodity Strategy Fund and Invesco
Global Markets Strategy Fund
•	The Funds’ strategies of investing in derivatives and financially-linked instruments whose performance is expected to correspond to the fixed income, equity and commodity markets may cause the Funds to recognize more ordinary income and short-term capital gains taxable as ordinary income than would be the case if the Funds invested directly in debt instruments, stocks and commodities.
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•	The Funds must meet certain requirements under the Code for favorable tax treatment as a regulated investment company, including asset diversification and income requirements. The Funds intend to treat the income each derives from commodity-linked notes and their respective Subsidiary as qualifying income. If, contrary to a number of private letter rulings (PLRs) issued by the IRS (upon which only the fund that received the private letter ruling can rely), the IRS were to determine such income is non-qualifying, a Fund might fail to satisfy the income requirement. In lieu of disqualification, the Funds are permitted to pay a tax for certain failures to satisfy the asset diversification or income requirements, which, in general, are limited to those due to reasonable cause and not willful neglect. The Funds intend to limit their investments in their respective Subsidiary to no more than 25% of the value of each Fund’s total assets in order to satisfy the asset diversification requirement.
•	The Invesco Balanced-Risk Allocation Fund and the Invesco Balanced-Risk Commodity Strategy Fund each have received a PLR from the IRS holding that income from a form of commodity-linked note is qualifying income. The Invesco Balanced-Risk Allocation Fund also has received a PLR from the IRS confirming that income derived by the Fund from its Subsidiary is qualifying income. The Invesco Balanced-Risk Commodity Strategy Fund has applied to the IRS for a PLR relating to its Subsidiary. However, the IRS has suspended issuance of any further PLRs pending a review of its position.
Invesco Emerging Market Local Currency Debt Fund
•	The Fund may realize gains from the sale or other disposition of foreign currencies (including but not limited to gains from options, futures or forward contracts) derived from investing in securities or foreign currencies. The U.S. Treasury Department is authorized to issue regulations on whether the realization of such foreign currency gains is qualified income for the Fund. If such regulations are issued, the Fund may not qualify as a regulated investment company and/or the Fund may change its investment policy. As of the date of this prospectus, no regulations have been issued pursuant to this authorization. It is possible, however, that such regulations may be issued in the future. Additionally, the IRS has not issued any guidance on how to apply the asset diversification test to such foreign currency positions. Thus, the IRS’ determination as to how to treat such foreign currency positions for purposes of satisfying the asset diversification test might differ from that of the Fund, resulting in the Fund’s failure to qualify as a regulated investment company. In lieu of disqualification, the Fund is permitted to pay a tax for certain failures to satisfy the asset diversification or income requirements, which, in general, are limited to those due to reasonable cause and not willful neglect.
          This discussion of “Taxes” is for general information only and not tax advice. All investors should consult their own tax advisers as to the federal, state, local and foreign tax provisions applicable to them.
Payments to Financial Intermediaries — Class R5
Invesco Distributors, Inc. and other Invesco Affiliates may make cash payments to financial intermediaries in connection with the promotion and sale of Class R5 shares of the Funds. These cash payments may include cash payments and other payments for certain marketing and support services. Invesco Affiliates make these payments from their own resources. In the context of this prospectus, “financial intermediaries” include any broker, dealer, bank (including bank trust departments), registered investment adviser, financial planner, retirement plan administrator, insurance company and any other financial intermediary having a selling, administration or similar agreement with Invesco Affiliates.
          The benefits Invesco Affiliates receive when they make these payments include, among other things, placing the Fund on the financial intermediary’s fund sales system, and access (in some cases on a preferential basis over other competitors) to individual members of the financial intermediary’s sales force or to the financial intermediary’s management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the financial intermediary for including the Funds in its fund sales system (on its “sales shelf”). Invesco Affiliates compensate financial intermediaries differently depending typically on the level and/or type of considerations provided by the financial intermediary. The payments Invesco Affiliates make may be calculated based on sales of Class R5 shares of the Funds (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.10% of the public offering price of all Class R5 shares sold by the financial intermediary during the particular period. Payments may also be calculated based on the average daily net assets of the applicable Funds attributable to that particular financial intermediary (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make new sales of Class R5 shares of the Funds and Asset-Based Payments primarily create incentives to retain previously sold Class R5 shares of the Funds in investor accounts. Invesco Affiliates may pay a financial intermediary either or both Sales-Based Payments and Asset-Based Payments.
          Invesco Affiliates are motivated to make these payments as they promote the sale of Fund Class R5 shares and the retention of those investments by clients of the financial intermediaries. To the extent financial intermediaries sell more Class R5
Invesco-Inst-Sup-2 122812

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shares of the Funds or retain Class R5 shares of the Funds in their clients’ accounts, Invesco Affiliates benefit from the incremental management and other fees paid to Invesco Affiliates by the Funds with respect to those assets.
          The Funds’ transfer agent may make payments to certain financial intermediaries for certain administrative services, including record keeping and sub-accounting of shareholder accounts pursuant to a sub-transfer agency, omnibus account service or sub-accounting agreement. All fees payable by Invesco Affiliates under this category of services are charged back to the Funds, subject to certain limitations approved by the Board.
          You can find further details in the Fund’s SAI about these payments and the services provided by financial intermediaries. In certain cases these payments could be significant to the financial intermediaries. Your financial adviser may charge you additional fees or commissions other than those disclosed in this prospectus. You can ask your financial adviser about any payments it receives from Invesco Affiliates or the Funds, as well as about fees and/or commissions it charges.
Important Notice Regarding Delivery of Security Holder Documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Funds’ transfer agent at 800-959-4246 or contact your financial institution. The Funds’ transfer agent will begin sending you individual copies for each account within thirty days after receiving your request.”
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Prospectus	December 21, 2012

Class: R5 (VAFNX), R6 (VAFFX)
Invesco American Franchise Fund
(formerly known as Invesco Van Kampen American Franchise Fund)

Invesco American Franchise Fund’s investment objective is to seek long-term capital appreciation.

As with all other mutual fund securities, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the Fund:
■ is not FDIC insured;
■ may lose value; and
■ is not guaranteed by a bank.

Fund Summary	1

Investment Objective(s), Strategies, Risks and Portfolio Holdings	2

Fund Management	3
The Adviser(s)	3
Adviser Compensation	3
Portfolio Managers	3

Other Information	3
Distributions	3
Dividends	4
Capital Gains Distributions	4

Benchmark Descriptions	4

Financial Highlights	5

Hypothetical Investment and Expense Information	7

Shareholder Account Information	A-1
Suitability of Investors	A-1
Purchasing Shares	A-1
Redeeming Shares	A-1
Exchanging Shares	A-2
Rights Reserved by the Funds	A-2
Excessive Short-Term Trading Activity (Market Timing) Disclosures	A-2
Pricing of Shares	A-3
Taxes	A-4
Payments to Financial Intermediaries	A-6
Important Notice Regarding Delivery of Security Holder Documents	A-7

Obtaining Additional Information	Back Cover

        Invesco American Franchise Fund

Fund Summary

Investment Objective(s)
The Fund’s investment objective is to seek long-term capital appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class:	R5	R6

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	R5	R6

Management Fees	0.61%	0.61%

Distribution and/or Service (12b-1) Fees	None	None

Other Expenses[1]	0.08	0.03

Total Annual Fund Operating Expenses[1]	0.69	0.64

1	“Other Expenses” and “Total Annual Fund Operating Expenses” for Class R6 shares are based on estimated amounts for the current fiscal year.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class R5	$70	$221	$384	$859

Class R6	$65	$205	$357	$798

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 96% of the average value of its portfolio.

Principal Investment Strategies of the Fund
Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities of U.S. issuers at the time of investment. The Fund deems an issuer to be a U.S. issuer if (i) its principal securities trading market (i.e., a U.S. stock exchange, NASDAQ or over-the-counter markets) is in the U.S.; (ii) alone or on a consolidated basis it derives 50% or more of its annual revenue from either goods produced, sales made or services performed in the U.S.; or (iii) it is organized under the laws of, or has a principal office in the U.S.

The Fund invests primarily in equity securities, including common stock and depositary receipts.

The Fund focuses on large-capitalization companies, but also invests in mid-capitalization companies.

The Fund may invest up to 20% of its total assets in securities of foreign issuers.

Invesco Advisers, Inc. (the Adviser), the Fund’s investment adviser uses a bottom-up stock selection process designed to seek returns in excess of the benchmark as well as a disciplined portfolio construction process designed to manage risk. To narrow the investment universe, the Adviser uses a holistic approach that emphasizes fundamental research and, to a lesser extent, includes quantitative analysis. The Adviser then closely examines company fundamentals including detailed modeling of all of a company’s financial statements and as discussions with company management teams, suppliers, distributors, competitors and customers. The Adviser uses a variety of valuation techniques based on the company in question, the industry in which the company operates, the stage of the business cycle, and other factors that best reflect a company’s value. The Adviser seeks to invest in companies with strong or improving fundamentals, attractive valuation relative to growth prospects.

The Adviser considers whether to sell a particular security when a company hits the price target, a company’s fundamentals deteriorate or the catalysts for growth are no longer present or reflected in the stock price.

Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The risks associated with an investment in the Fund can increase during times of significant market volatility.

Foreign Risks. The risks of investing in securities of foreign issuers can include fluctuations in foreign currencies, foreign currency exchange controls, political and economic instability, differences in financial reporting, differences in securities regulation and trading, and foreign taxation issues.

Growth Investing Risk. Growth stocks tend to be more expensive relative to their earnings or assets compared with other types of stock. As a result they tend to be more sensitive to changes in their earnings and can be more volatile.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.

Medium-Sized Companies Risk. The securities of medium-sized companies may be subject to more abrupt or erratic market movements than securities of larger-sized companies or the market averages in general. In addition, such companies typically are subject to a greater degree of change in earnings and business prospects than are larger companies. Thus, to the extent the Fund invests in medium-sized companies, the Fund may be subject to greater investment risk than that assumed through investment in the equity securities of larger-sized companies.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to those of the Fund. The Fund’s and the Van Kampen American Franchise Fund’s (the predecessor fund’s) past performance (before and after taxes) is not necessarily an indication of its future performance.

1        Invesco American Franchise Fund

The returns for Class R5 shown prior to June 1, 2010 are those of the Class A shares of the predecessor fund. Class R6 shares of the Fund have less than a calendar year of performance; therefore, the returns shown are those of the Fund’s (and predecessor fund’s) Class A shares, which are not offered in this prospectus. The predecessor fund was advised by Van Kampen Asset Management. Class R5 and Class R6 shares’ returns of the Fund will be different from the predecessor fund as they have different expenses.

Updated performance information is available on the Fund’s Web site at www.invesco.com/us.

Annual Total Returns

Class R5 shares year-to-date (ended September 30, 2012): 14.91%
Best Quarter (ended December 31, 2011): 6.80%
Worst Quarter (ended September 30, 2011): -17.06%

Average Annual Total Returns (for the periods ended December 31, 2011)

	1	5	Since
	Year	Years	Inception

Class R5 shares[1]: Inception (12/22/10)
Return Before Taxes	-6.51%	1.02%	3.91%
Return After Taxes on Distributions	-6.66	0.66	3.60
Return After Taxes on Distributions and Sale of Fund Shares	-4.03	0.84	3.35

Class R6 shares[1]: Inception (09/24/12)	-6.85	0.94	3.84

S&P 500® Index (reflects no deductions for fees, expenses or taxes) (from 06/30/05)	2.09	-0.25	2.97

Russell 1000® Growth Index (reflects no deductions for fees, expenses or taxes) (from 06/30/05)	2.64	2.50	4.39

Lipper Large-Cap Growth Funds Index (from 06/30/05)	-2.90	0.85	2.72

1	Class R5 and Class R6 shares’ performance shown prior to the inception date is that of the Fund’s and the predecessor fund’s Class A shares and includes the 12b-1 fees applicable to Class A shares. The inception date of the predecessor fund’s Class A shares is June 23, 2005.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class R5 shares only and after-tax returns for other classes will vary.

Management of the Fund
Investment Adviser: Invesco Advisers, Inc. (the Adviser).

		Length of Service
Portfolio Managers	Title	on the Fund

Erik Voss	Portfolio Manager (lead)	2010

Ido Cohen	Portfolio Manager	2010

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any business day through your financial adviser or by telephone at 800-659-1005.

There is no minimum initial investment for (i) a defined contribution plan with at least $100 million of combined defined contribution and defined benefit plan assets, or (ii) retirement plans investing through a retirement platform that administers at least $2.5 billion in retirement plan assets and trades multiple plans through an omnibus account. All other retirement plans must meet a minimum initial investment of at least $1 million in each Fund in which it invests.

The minimum initial investment for all other institutional investors is $10 million, unless such investment is made by an investment company, as defined under the Investment Company Act of 1940 (1940 Act), as amended, that is part of a family of investment companies which own in the aggregate at least $100 million in securities, in which case there is no minimum initial investment.

Tax Information
The Fund’s distributions generally are taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

Investment Objective(s), Strategies, Risks and Portfolio Holdings

Investment Objective(s)
The Fund’s investment objective is to seek long-term capital appreciation. The Fund’s investment objective may be changed by the Board of Trustees (the Board) without shareholder approval.

Principal Investment Strategies
Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities of U.S. issuers at the time of investment. The Fund deems an issuer to be a U.S. issuer if (i) its principal securities trading market (i.e., a U.S. stock exchange, NASDAQ or over-the-counter markets) is in the U.S.; (ii) alone or on a consolidated basis it derives 50% or more of its annual revenue from either goods produced, sales made or services performed in the U.S.; or (iii) it is organized under the laws of, or has a principal office in the U.S.

The Fund’s policy may be changed by the Board, but no change is anticipated. If the Fund’s policy changes, the Fund will notify shareholders in writing at least 60 days prior to implementation of the change and shareholders should consider whether the Fund remains an appropriate investment in light of the changes.

The Fund invests primarily in equity securities, including common stock and depositary receipts.

The Fund focuses on large capitalization companies, but invests from time to time in mid-capitalization companies.

The Fund may invest up to 20% of its total assets in securities of foreign issuers.

The Adviser uses a bottom-up stock selection process designed to seek returns in excess of the benchmark as well as a disciplined portfolio construction process designed to manage risk. To narrow the investment universe, the Adviser uses a holistic approach that emphasizes fundamental research and, to a lesser extent, includes quantitative analysis. The Adviser then closely examines company fundamentals, including detailed modeling of all of a company’s financial statements and discussions with company management teams, suppliers, distributors, competitors and customers. The Adviser uses a variety of valuation techniques

2        Invesco American Franchise Fund

based on the company in question, the industry in which the company operates, the stage of the business cycle, and other factors that best reflect a company’s value. The Adviser seeks to invest in companies with strong or improving fundamentals at attractive valuation relative to their growth prospects.

The Adviser considers whether to sell a particular security when a company hits the price target, a company’s fundamentals deteriorate or the catalysts for growth are no longer present or reflected in the stock price.

The Fund may, from time to time, take temporary defensive positions in cash and other securities that are less risky and inconsistent with the Fund’s principal investment strategies in anticipation of, or in response to, adverse market, economic, political or other conditions. As a result, the Fund may not achieve its investment objective.

The Fund’s investments in the types of securities described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities described in this prospectus. Any percentage limitations with respect to assets of the Fund are applied at the time of purchase.

Principal Risks
The principal risks of investing in the Fund are:

Foreign Risks. The risks of investing in securities of foreign issuers can include fluctuations in foreign currencies, foreign currency exchange controls, political and economic instability, differences in financial reporting, differences in securities regulation and trading, and foreign taxation issues. The dollar value of the Fund’s foreign investments may be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded. The value of the Fund’s foreign investments may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.

Growth Investing Risk. Growth stocks can perform differently from the market as a whole. Growth stocks tend to be more expensive relative to their earnings or assets compared with other types of stock. As a result they tend to be more sensitive to changes in their earnings and can be more volatile.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.

Medium-Sized Companies. The securities of medium-sized companies may be subject to more abrupt or erratic market movements than securities of larger-sized companies or the market averages in general. In addition, such companies typically are subject to a greater degree of change in earnings and business prospects than are larger companies. Thus, to the extent the Fund invests in medium-sized companies, the Fund may be subject to greater investment risk than that assumed through investment in the equity securities of larger-sized companies.

Portfolio Holdings
A description of Fund policies and procedures with respect to the disclosure of Fund portfolio holdings is available in the SAI, which is available at www.invesco.com/us.

Fund Management

The Adviser(s)
Invesco Advisers, Inc. (the Adviser or Invesco) serves as the Fund’s investment adviser. The Adviser manages the investment operations of the Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Fund’s day-to-day management. The Adviser is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.

Pending Litigation. There is no material litigation affecting the Fund. Detailed information concerning other pending litigation can be found in the SAI.

Adviser Compensation
During the fiscal year ended August 31, 2012, the Adviser received compensation of 0.48% of Invesco American Franchise Fund’s average daily net assets after fee waiver and/or expense reimbursement.

A discussion regarding the basis for the Board’s approval of the investment advisory agreement and investment sub-advisory agreements of the Fund is available in the Fund’s most recent annual report to shareholders for the twelve-month period ended August 31.

Portfolio Managers
The following individuals are primarily responsible for the day-to-day management of the Fund’s portfolio:

■	Erik Voss, (lead manager), Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2010. From 2006 to 2010, he was a portfolio manager with Columbia Management Investment Advisers, LLC (formerly known as RiverSource Investments, LLC). Prior to 2006, he was a portfolio manager with Wells Capital Management.

■	Ido Cohen, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2010. From 2007 to 2010, he was a vice president and senior analyst with Columbia Management Investment Advisers, LLC (formerly known as RiverSource Investments, LLC). Prior to 2007, he was a member of a technology, media and telecom-focused investment team at Diamondback Capital.

A lead manager generally has final authority over all aspects of a portion of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which a lead manager may perform these functions, and the nature of these functions, may change from time to time.

More information on the portfolio managers may be found at www.invesco.com/us. The Web site is not part of this prospectus.

The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.

Other Information

Distributions
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both.

3.1        Invesco American Franchise Fund

Dividends
The Fund generally declares and pays dividends from net investment income, if any, annually.

Capital Gains Distributions
The Fund generally distributes long-term and short-term capital gains (net of any available capital loss carryovers), if any, at least annually. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows. During a time of economic volatility, a fund may experience capital losses and unrealized depreciation in value of investments, the effect of which may be to reduce or eliminate capital gains distributions for a period of time. Even though a fund may experience a current year loss, it may nonetheless distribute prior year capital gains.

Benchmark Descriptions

The S&P 500® Index is an unmanaged index considered representative of the U.S. stock market.

The Russell 1000® Growth Index is an unmanaged index considered representative of large-cap growth stocks. The Russell 1000 Growth Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

The Lipper Large-Cap Growth Funds Index is an unmanaged index considered representative of large-cap growth funds tracked by Lipper.

4        Invesco American Franchise Fund

Financial Highlights

The financial highlights show the Fund’s and the predecessor fund’s financial history for the past five fiscal years or, if shorter, the period of operations of the Fund or any of its share classes. The financial highlights table is intended to help you understand the Fund’s and the predecessor fund’s financial performance. The Fund has the same investment objective and similar investment policies as the predecessor fund. The returns shown are those of the Fund’s Class A, Class B, Class C, Class R, Class Y and Class R5 shares. Class R6 shares had not commenced operations prior to the Fund’s most recent fiscal year end. Certain information reflects financial results for a single Fund or predecessor fund share. Only Class R5 and Class R6 are offered in this prospectus.

The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund and the predecessor fund (assuming reinvestment of all dividends and distributions).

The information for periods ending on and after June 1, 2010 has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, are included in the Fund’s annual report, which is available upon request. The information for periods ending prior to June 1, 2010 has been audited by the auditor to the predecessor fund.

												Ratio of		Ratio of
												expenses		expenses
			Net gains									to average		to average net		Ratio of net
	Net asset	Net	(losses) on		Dividends	Distributions						net assets		assets without		investment
	value,	investment	securities (both	Total from	from net	from net		Net asset			Net assets,	with fee waivers		fee waivers		income (loss)
	beginning	income	realized and	investment	investment	realized	Total	value, end	Total		end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	(loss)(a)	unrealized)	operations	income	gains	distributions	of period	return		(000s omitted)	absorbed		absorbed		net assets		turnover(b)

Class A
Year ended 08/31/12	$11.72	$(0.01)	$0.88	$0.87	$—	$(0.12)	$(0.12)	$12.47	7.55	%(c)	$4,728,364	1.05	%(d)	1.18	%(d)	(0.05	)%(d)	96%
Year ended 08/31/11	9.79	(0.05)	1.98	1.93	—	—	—	11.72	19.71	(c)	4,894,163	1.06		1.17		(0.43)		179
Year ended 08/31/10	8.87	0.01	1.03	1.04	(0.12)	—	(0.12)	9.79	11.75	(c)	168,731	1.30		1.30		0.11		101
Year ended 08/31/09	10.23	0.13	(1.33)	(1.20)	(0.16)	0.00	(0.16)	8.87	(11.40	)(e)	200,127	1.35		1.41		1.60		105
Year ended 08/31/08	12.19	0.13	(1.20)	(1.07)	(0.31)	(0.58)	(0.89)	10.23	(9.31	)(e)	241,026	1.24		1.24		1.22		18

Class B
Year ended 08/31/12	11.47	(0.01)	0.86	0.85	—	(0.12)	(0.12)	12.20	7.54	(c)(f)	273,177	1.05	(d)(f)	1.18	(d)(f)	(0.05	)(d)(f)	96
Year ended 08/31/11	9.64	(0.08)	1.91	1.83	—	—	—	11.47	18.98	(c)(f)	373,157	1.28	(f)	1.65	(f)	(0.64	)(f)	179
Year ended 08/31/10	8.75	(0.06)	1.01	0.95	(0.06)	—	(0.06)	9.64	10.89	(c)	22,332	2.05		2.05		(0.64)		101
Year ended 08/31/09	10.08	0.07	(1.31)	(1.24)	(0.09)	0.00	(0.09)	8.75	(12.09	)(g)	23,466	2.10		2.16		0.86		105
Year ended 08/31/08	12.03	0.05	(1.18)	(1.13)	(0.24)	(0.58)	(0.82)	10.08	(9.98	)(g)	28,330	2.00		2.00		0.45		18

Class C
Year ended 08/31/12	11.51	(0.09)	0.86	0.77	—	(0.12)	(0.12)	12.16	6.82	(c)	252,685	1.80	(d)	1.93	(d)	(0.80	)(d)	96
Year ended 08/31/11	9.68	(0.11)	1.94	1.83	—	—	—	11.51	18.90	(c)(h)	266,990	1.60	(h)	1.71	(h)	(0.97	)(h)	179
Year ended 08/31/10	8.76	(0.05)	1.03	0.98	(0.06)	—	(0.06)	9.68	11.14	(c)(h)	23,718	1.93	(h)	1.93	(h)	(0.52	)(h)	101
Year ended 08/31/09	10.10	0.06	(1.30)	(1.24)	(0.10)	0.00	(0.10)	8.76	(12.11	)(i)	25,063	2.16		2.22		0.78		105
Year ended 08/31/08	12.02	0.06	(1.18)	(1.12)	(0.22)	(0.58)	(0.80)	10.10	(9.89	)(i)(j)	26,600	1.92	(j)	1.92	(j)	0.55	(j)	18

Class R
Year ended 08/31/12	11.71	(0.04)	0.88	0.84	—	(0.12)	(0.12)	12.43	7.30	(c)	18,746	1.30	(d)	1.43	(d)	(0.30	)(d)	96
Year ended 08/31/11(k)	12.81	(0.02)	(1.08)	(1.10)	—	—	—	11.71	(8.59	)(c)	17,698	1.30	(l)	1.42	(l)	(0.66	)(l)	179

Class Y
Year ended 08/31/12	11.78	0.02	0.89	0.91	—	(0.12)	(0.12)	12.57	7.86	(c)	99,758	0.80	(d)	0.93	(d)	0.20	(d)	96
Year ended 08/31/11	9.83	(0.02)	1.97	1.95	—	—	—	11.78	19.84	(c)	117,471	0.81		0.92		(0.18)		179
Year ended 08/31/10	8.91	0.04	1.02	1.06	(0.14)	—	(0.14)	9.83	11.95	(c)	2,592	1.05		1.05		0.35		101
Year ended 08/31/09	10.27	0.14	(1.31)	(1.17)	(0.19)	0.00	(0.19)	8.91	(11.07	)(m)	1,451	1.10		1.18		1.77		105
Year ended 08/31/08	12.23	0.18	(1.22)	(1.04)	(0.34)	(0.58)	(0.92)	10.27	(9.05	)(m)	108	1.00		1.00		1.65		18

Class R5
Year ended 08/31/12	11.75	0.04	0.88	0.92	—	(0.12)	(0.12)	12.55	7.96	(c)	301,283	0.69	(d)	0.69	(d)	0.31	(d)	96
Year ended 08/31/11(k)	12.07	(0.00)	(0.32)	(0.32)	—	—	—	11.75	(2.65	)(c)	197,097	0.66	(l)	0.66	(l)	(0.03	)(l)	179

(a)	Calculated using average shares outstanding.
(b)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(d)	Ratios are based on average daily net assets (000’s omitted) of $4,770,828, $320,852, $259,208, $18,435, $103,972 and $264,026 for Class A, Class B, Class C, Class R, Class Y and Class R5 shares, respectively.
(e)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(f)	The total return, ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.25% and 0.47% for the years ended August 31, 2012 and 2011, respectively.
(g)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 5%, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(h)	The total return, ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.79% and 0.88% for the years ended August 31, 2011 and 2010, respectively.

5        Invesco American Franchise Fund

(i)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(j)	The total return, ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of less than 1%.
(k)	Commencement date of May 23, 2011 for Class R and December 22, 2010 for Class R5.
(l)	Annualized.
(m)	Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption on Fund shares.

6        Invesco American Franchise Fund

Hypothetical Investment and Expense Information

In connection with the final settlement reached between Invesco and certain of its affiliates with certain regulators, including the New York Attorney General’s Office, the SEC and the Colorado Attorney General’s Office (the settlement) arising out of certain market timing and unfair pricing allegations made against Invesco and certain of its affiliates, Invesco and certain of its affiliates agreed, among other things, to disclose certain hypothetical information regarding investment and expense information to Fund shareholders. The chart below is intended to reflect the annual and cumulative impact of the Fund’s expenses, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The example reflects the following:

■	You invest $10,000 in the fund and hold it for the entire 10-year period; and
■	Your investment has a 5% return before expenses each year;

There is no assurance that the annual expense ratio will be the expense ratio for the Fund classes for any of the years shown. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

Class R5	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	0.69%	0.69%	0.69%	0.69%	0.69%	0.69%	0.69%	0.69%	0.69%	0.69%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.31%	8.81%	13.50%	18.39%	23.49%	28.81%	34.36%	40.15%	46.20%	52.50%
End of Year Balance	$10,431.00	$10,880.58	$11,349.53	$11,838.69	$12,348.94	$12,881.18	$13,436.36	$14,015.47	$14,619.53	$15,249.64
Estimated Annual Expenses	$70.49	$73.52	$76.69	$80.00	$83.45	$87.04	$90.80	$94.71	$98.79	$103.05

Class R6	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	0.64%	0.64%	0.64%	0.64%	0.64%	0.64%	0.64%	0.64%	0.64%	0.64%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.36%	8.91%	13.66%	18.61%	23.79%	29.18%	34.82%	40.69%	46.83%	53.23%
End of Year Balance	$10,436.00	$10,891.01	$11,365.86	$11,861.41	$12,378.57	$12,918.27	$13,481.51	$14,069.30	$14,682.72	$15,322.89
Estimated Annual Expenses	$65.40	$68.25	$71.22	$74.33	$77.57	$80.95	$84.48	$88.16	$92.01	$96.02

1	Your actual expenses may be higher or lower than those shown.

7        Invesco American Franchise Fund

Shareholder Account Information

In addition to the Fund(s), Invesco serves as investment adviser to many other mutual funds. The following information is about the Class R5 and Class R6 shares of the Invesco Funds (Invesco Funds or Funds), which are offered only to certain eligible investors. Prior to September 24, 2012, Class R5 shares were known as Institutional Class shares.

If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the name of an individual investor), the intermediary or conduit investment vehicle may impose rules which differ from, and/or charge a transaction or other fee in addition to, those described in this prospectus.

Additional information is available on the Internet at www.invesco.com/us. Go to the tab for “Accounts & Services,” then click on “Service Center,” or consult the Fund’s SAI, which is available on that same Web site or upon request free of charge. The Web site is not part of this prospectus.

Suitability for Investors
Class R5 and R6 shares of the Fund are intended for use by retirement plans (e.g., 401(k) plans, 457 plans, employer sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans, and non-qualified deferred compensation plans). Retirement plans held directly or through omnibus accounts generally must process no more than one net redemption and one net purchase transaction each day. There is no minimum initial investment for (i) a defined contribution plan with at least $100 million of combined defined contribution and defined benefit plan assets, or (ii) retirement plans investing through a retirement platform that administers at least $2.5 billion in retirement plan assets and trades multiple plans through an omnibus account. All other retirement plans must meet a minimum initial investment of at least $1 million in each Fund in which it invests.

Class R5 and R6 shares of the Fund are also available to institutional investors. Institutional investors are: banks, trust companies, collective trust funds, entities acting for the account of a public entity (e.g., Taft-Hartley funds, states, cities or government agencies), funds of funds or other pooled investment vehicles, financial intermediaries and corporations investing for their own accounts, endowments and foundations. The minimum initial investment for institutional investors is $10 million, unless such investment is made by an investment company, as defined under the 1940 Act, as amended, that is part of a family of investment companies which own in the aggregate at least $100 million in securities, in which case there is no minimum initial investment.

Purchasing Shares
Non-retirement retail investors, including high net worth investors investing directly or through a financial intermediary, are not eligible for Class R5 or R6 shares. Individual retirements accounts (IRAs) such as traditional, Roth, SEP, SAR-SEP and SIMPLE IRAs are also not eligible for Class R5 or R6 shares. If you hold your shares through a financial intermediary, your eligibility to purchase shares and the terms by which you may purchase, redeem and exchange shares may differ depending on that institution’s policies.

Shares Sold Without Sales Charges
You will not pay an initial or contingent deferred sales charge on purchases of any Class R5 or Class R6 shares.

How to Purchase Shares

Purchase Options
	Opening An Account	Adding To An Account

Through a Financial Adviser or Financial Intermediary	Contact your financial adviser or financial intermediary. The financial adviser or financial intermediary should mail your completed account application to the transfer agent,	Contact your financial adviser or financial intermediary.
Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.
The financial adviser or financial intermediary should call the transfer agent at (800) 659-1005 to receive a reference number. Then, use the following wire instructions:
Beneficiary Bank ABA/Routing #: 011001234 Beneficiary Account Number: 729639 Beneficiary Account Name: Invesco Investment Services, Inc. RFB: Fund Name, Reference # OBI: Your Name, Account #
By Telephone and Wire	Open your account through a financial adviser or financial intermediary as described above.	Call the transfer agent at (800) 659-1005 and wire payment for your purchase order in accordance with the wire instructions listed above.

Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Fund verify and record your identifying information.

Automatic Dividend and Distribution Investment
All of your dividends and distributions may be paid in cash or reinvested in the same Fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same Fund.

Redeeming Shares

How to Redeem Shares

Through a Financial Adviser or Financial Intermediary	Contact your financial adviser or financial intermediary (including your retirement plan administrator). Redemption proceeds will be sent in accordance with the wire instructions specified in the account application provided to the transfer agent. The transfer agent must receive your financial adviser’s or financial intermediary’s call before the close of the customary trading session of the New York Stock Exchange (NYSE) on days the NYSE is open for business in order to effect the redemption at that day’s closing price. Please contact your financial adviser or financial intermediary with respect to reporting of cost basis and available elections for your account.
By Telephone	A person who has been authorized in the account application to effect transactions may make redemptions by telephone. You must call the transfer agent before the close of the customary trading session of the NYSE on days the NYSE is open for business in order to effect the redemption at that day’s closing price.

Timing and Method of Payment
We normally will send out redemption proceeds within one business day, and in any event no more than seven days, after your redemption request is received in good order (meaning that all necessary information and

A-1        The Invesco Funds—Class R5 and R6 Shares

R5/R6—12/12

documentation related to the redemption request have been provided to the transfer agent). If your request is not in good order, we may require additional documentation in order to redeem your shares. Payment may be postponed under unusual circumstances, as allowed by the Securities and Exchange Commission (SEC), such as when the NYSE restricts or suspends trading.

If you redeem by telephone, we will transmit the amount of redemption proceeds electronically to your pre-authorized bank account.

We use reasonable procedures to confirm that instructions communicated via telephone are genuine, and we are not liable for losses arising from actions taken in accordance with instructions that are reasonably believed to be genuine.

Redemptions in Kind
Although the Funds generally intend to pay redemption proceeds solely in cash, the Funds reserve the right to determine in their sole discretion whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

Redemptions Initiated by the Funds
If the Fund determines that you have not provided a correct Social Security or other tax ID number on your account application, or the Fund is not able to verify your identity as required by law, the Fund may, at its discretion, redeem the account and distribute the proceeds to you.

Exchanging Shares
You may, under certain circumstances, exchange shares in one Fund for those of another Fund. An exchange is the purchase of shares in one Fund which is paid for with the proceeds from a redemption of shares of another Fund effectuated on the same day. Any gain on the transaction may be subject to federal income tax. Accordingly, the procedures and processes applicable to redemptions of Fund shares, as discussed under the heading “Redeeming Shares” above, will apply. Before requesting an exchange, review the prospectus of the Fund you wish to acquire.

All exchanges are subject to the limitations set forth in the prospectuses of the Funds. If you wish to exchange shares of one Fund for those of another Fund, you must consult the prospectus of the Fund whose shares you wish to acquire to determine whether the Fund is offering shares to new investors and whether you are eligible to acquire shares of that Fund.

Permitted Exchanges
Except as otherwise provided herein or in the SAI, you generally may exchange your shares for shares of the same class of another Fund. The following table below shows permitted exchanges from one Fund to another Fund:

Exchange From	Exchange To

Class R5	Class R5

Class R6	Class R6

Exchange Conditions
The following conditions apply to all exchanges:

■	Shares must have been held for at least one day prior to the exchange with the exception of dividends and distributions that are reinvested; and
■	If you have physical share certificates, you must return them to the transfer agent in order to effect the exchange.

Under unusual market conditions, a Fund may delay the exchange of shares for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. The exchange privilege is not an option or right to purchase shares. Any of the participating Funds or the distributor may modify or terminate this privilege at any time.

Share Class Conversions
Shares of one class of a Fund may be converted into shares of another class of the same Fund, provided that you are eligible to buy that share class. Investors who hold Fund shares through a financial intermediary that does not have an agreement to make certain share classes of the Funds available or that cannot systematically support the conversion may not be eligible to convert their shares. Furthermore, your financial intermediary may have discretion to effect a conversion on your behalf. Consult with your financial intermediary for details. Any CDSC associated with the converting shares will be assessed immediately prior to the conversion to the new share class. Share class conversions will be non-reportable for tax purposes and any gain on the converted shares should not be subject to federal income tax. See the applicable prospectus for share class information.

Fees and expenses differ between share classes. You should read the prospectus for the share class into which you are seeking to convert your shares prior to the conversion.

Rights Reserved by the Funds
Each Fund and its agent reserves the right at any time to:

■	Reject or cancel all or any part of any purchase or exchange order.
■	Modify any terms or conditions related to the purchase, redemption or exchange of shares of any Fund.
■	Suspend, change or withdraw all or any part of the offering made by this prospectus.

Excessive Short-Term Trading Activity (Market Timing) Disclosures
While the Funds provide their shareholders with daily liquidity, their investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of our policies described below. Excessive short-term trading activity in the Funds’ shares (i.e., a purchase of Fund shares followed shortly thereafter by a redemption of such shares, or vice versa) may hurt the long-term performance of certain Funds by requiring them to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of such Funds by causing them to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted. The Funds’ Boards of Trustees (collectively, the Board) have adopted policies and procedures designed to discourage excessive or short-term trading of Fund shares for all Funds. However, there is the risk that these Funds’ policies and procedures will prove ineffective in whole or in part to detect or prevent excessive or short-term trading. These Funds may alter their policies at any time without prior notice to shareholders if the adviser believes the change would be in the best interests of long-term shareholders.

Invesco and certain of its corporate affiliates (Invesco and such affiliates, collectively, the Invesco Affiliates) currently use the following tools designed to discourage excessive short-term trading in the retail Funds:

■	Trade activity monitoring.
■	Trading guidelines.
■	Purchase blocking.
■	The use of fair value pricing consistent with procedures approved by the Board.

Each of these tools is described in more detail below. Although these tools are designed to discourage excessive short-term trading, you should understand that none of these tools alone nor all of them taken together eliminate the possibility that excessive short-term trading activity in the Funds will occur. Moreover, each of these tools involves judgments that are inherently subjective. Invesco Affiliates seek to make these judgments

A-2        The Invesco Funds—Class R5 and R6 Shares

to the best of their abilities in a manner that they believe is consistent with long-term shareholder interests.

Trade Activity Monitoring
Invesco Affiliates monitor selected trades on a daily basis in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, Invesco Affiliates believe that a shareholder has engaged in excessive short-term trading, they will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the shareholder to take action to stop such activities or (ii) refusing to process future purchases or exchanges related to such activities in the shareholder’s accounts other than exchanges into a money market Fund. Invesco Affiliates will use reasonable efforts to apply the Funds’ policies uniformly given the practical limitations described above.

The ability of Invesco Affiliates to monitor trades that are made through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and through conduit investment vehicles may be severely limited or non-existent.

Trading Guidelines
If a Fund or Invesco Affiliates, in their sole discretion determine that your short-term trading activity is excessive, the Fund may, in its sole discretion, reject any additional purchase and exchange orders.

Purchase Blocking Policy
The Funds (except those listed below) have adopted a policy under which any shareholder redeeming shares having a value of $5,000 or more from a Fund on any trading day will be precluded from investing in that Fund for 30 calendar days after the redemption transaction date. The policy applies to redemptions and purchases that are part of exchange transactions. Under the purchase blocking policy, certain purchases will not be prevented and certain redemptions will not trigger a purchase block, such as: purchases and redemptions of shares having a value of less than $5,000; systematic purchase, redemption and exchange account options; transfers of shares within the same Fund; non-discretionary rebalancing in fund-of-funds; asset allocation features; fee-based accounts; account maintenance fees; small balance account fees; plan-level omnibus retirement plans or employee benefit plans; death and disability and hardship distributions; loan transactions; transfers of assets; retirement plan rollovers; IRA conversions and re-characterizations; and mandatory distributions from retirement accounts.

The Funds reserve the right to modify any of the parameters (including those not listed above) of the purchase blocking policy at any time. Further, the purchase blocking policy may be waived with respect to specific shareholder accounts in those instances where Invesco Advisers, Inc. (“Invesco”) determines that its surveillance procedures are adequate to detect frequent trading in Fund shares.

To the extent that certain systems or intermediaries (such as investment dealers holding shareholder accounts in street name, retirement plan record keepers, insurance company separate accounts and bank trust companies) are unable to apply the purchase blocking policy, Invesco will work with those system providers or intermediaries to apply their own procedures, provided that Invesco believes the procedures are reasonably designed to enforce the frequent trading policies of the Funds. You should refer to disclosures provided by the intermediaries with which you have an account to determine the specific trading restrictions that apply to you. If Invesco identifies any activity that may constitute frequent trading, it reserves the right to contact the intermediary and request that the intermediary either provide information regarding an account owner’s transactions or restrict the account owner’s trading. There is no guarantee that all instances of frequent trading in fund shares will be prevented.

The purchase blocking policy does not apply to Invesco Money Market Fund, Invesco Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio.

Fair Value Pricing
Securities owned by a Fund are to be valued at current market value if market quotations are readily available. All other securities and assets of a Fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board. An effect of fair value pricing may be to reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

Pricing of Shares

Determination of Net Asset Value
The price of each Fund’s shares is the Fund’s net asset value per share. The Funds value portfolio securities for which market quotations are readily available at market value. The Funds value all other securities and assets for which market quotations are unavailable or unreliable at their fair value in good faith using procedures approved by the Board. The Board has delegated the daily determination of good faith fair value methodologies to Invesco’s Valuation Committee, which acts in accordance with Board approved policies. On a quarterly basis, Invesco provides the Board various reports indicating the quality and effectiveness of its fair value decisions on portfolio holdings. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.

Even when market quotations are available, they may be stale or unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where Invesco determines that the closing price of the security is unreliable, Invesco will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their net asset values.

Invesco may use indications of fair value from pricing services approved by the Board. In other circumstances, the Invesco Valuation Committee may fair value securities in good faith using procedures approved by the Board. As a means of evaluating its fair value process, Invesco routinely compares closing market prices, the next day’s opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Board.

Specific types of securities are valued as follows:

Senior Secured Floating Rate Loans and Senior Secured Floating Rate Debt Securities. Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using evaluated quotes provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as market quotes, ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

A-3        The Invesco Funds—Class R5 and R6 Shares

Domestic Exchange Traded Equity Securities. Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, Invesco will value the security at fair value in good faith using procedures approved by the Board.

Foreign Securities. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that Invesco determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. Invesco also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where Invesco believes, at the approved degree of certainty, that the price is not reflective of current market value, Invesco will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.

Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the net asset value of Fund shares is determined only on business days of the Fund, the value of the portfolio securities of a Fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the Fund.

Fixed Income Securities. Government, corporate, asset-backed and municipal bonds, convertible securities, including high yield or junk bonds, and loans, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, the Invesco Valuation Committee will fair value the security using procedures approved by the Board.

Short-term Securities. Invesco Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.

Futures and Options. Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded. Options are valued on the basis of market quotations, if available.

Swap Agreements. Swap Agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.

Open-end Funds. To the extent a Fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing Fund will calculate its net asset value using the net asset value of the underlying fund in which it invests, and the prospectuses for such other open-end Funds explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Each Fund determines the net asset value of its shares on each day the NYSE is open for business (a business day), as of the close of the customary trading session, or earlier NYSE closing time that day.

For financial reporting purposes and shareholder transactions on the last day of the fiscal quarter, transactions are normally accounted for on a trade date basis. For purposes of executing shareholder transactions in the normal course of business (other than shareholder transactions at a fiscal period-end), each Fund’s portfolio securities transactions are recorded no later than the first business day following the trade date.

The Invesco Balanced-Risk Allocation Fund, Invesco Balanced-Risk Commodity Strategy Fund and Invesco Global Markets Strategy Fund may each invest up to 25% of their total assets in shares of their respective subsidiaries (the Subsidiaries). The Subsidiaries offer to redeem all or a portion of their shares at the current net asset value per share every regular business day. The value of shares of the Subsidiaries will fluctuate with the value of the respective Subsidiary’s portfolio investments. The Subsidiaries price their portfolio investments pursuant to the same pricing and valuation methodologies and procedures used by the Funds, which require, among other things, that each of the Subsidiaries’ portfolio investments be marked-to-market (that is, the value on each of the Subsidiaries’ books changes) each business day to reflect changes in the market value of the investment.

Timing of Orders
You can purchase, exchange or redeem shares on each business day prior to the close of the customary trading session or any earlier NYSE closing time that day. The Funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good order. Any applicable sales charges are applied at the time an order is processed. A Fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the NYSE restricts or suspends trading.

Taxes
A Fund intends to qualify each year as a regulated investment company and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. If you are a taxable investor, dividends and distributions you receive from a Fund generally are taxable to you whether you reinvest distributions in additional Fund shares or take them in cash. Every year, you will be sent information showing the amount of dividends and distributions you received from a Fund during the prior calendar year. In addition, investors in taxable accounts should be aware of the following basic tax points as supplemented below where relevant:

Fund Tax Basics

■	A Fund earns income generally in the form of dividends or interest on its investments. This income, less expenses incurred in the operation of a Fund, constitutes the Fund’s net investment income from which dividends may be paid to you. If you are a taxable investor, distributions of net investment income generally are taxable to you as ordinary income.
■	Distributions of net short-term capital gains are taxable to you as ordinary income. A Fund with a high portfolio turnover rate (a measure of how frequently assets within a Fund are bought and sold) is more likely to generate short-term capital gains than a Fund with a low portfolio turnover rate.
■	Distributions of net long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your Fund shares.
■	A portion of income dividends paid by a Fund to you on or before December 31, 2012 may be reported as qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates, provided certain holding period requirements are met. These reduced rates generally are available for dividends derived from a Fund’s investment in stocks of domestic corporations and qualified foreign corporations. In the case of a Fund that invests primarily in debt securities, either none or only a nominal portion of the dividends paid by the Fund will be eligible for taxation at these reduced rates. These reduced rates for qualified dividends will no longer apply to dividends

A-4        The Invesco Funds—Class R5 and R6 Shares

paid by a Fund after 2012, unless this provision is extended, possibly retroactively to January 1, 2013, or made permanent.

■	Distributions declared to shareholders with a record date in December—if paid to you by the end of January—are taxable for federal income tax purposes as if received in December.
■	Any long-term or short-term capital gains realized on sale or redemption of your Fund shares will be subject to federal income tax. For tax purposes an exchange of your shares for shares of another Fund is the same as a sale. An exchange occurs when the purchase of shares of a Fund is made using the proceeds from a redemption of shares of another Fund and is effectuated on the same day as the redemption. Your gain or loss is calculated by subtracting from the gross proceeds your cost basis. Gross proceeds and, for shares acquired on or after January 1, 2012 and disposed of after that date, cost basis will be reported to you and the Internal Revenue Service (IRS). Cost basis will be calculated using the Fund’s default method of average cost, unless you instruct the Fund to use a different calculation method. As a service to you, the Fund will continue to provide to you (but not the IRS) cost basis information for shares acquired before 2012, when available, using the average cost method. Shareholders should carefully review the cost basis information provided by a Fund and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns. If you hold your Fund shares through a broker (or other nominee), please contact that broker (nominee) with respect to reporting of cost basis and available elections for your account. For more information about the cost basis methods offered by Invesco, please refer to the Tax Center located under the Accounts & Services menu of our website at www.Invesco.com/us.
■	The conversion of shares of one class of the Fund into shares of another class of the same Fund is not taxable for federal income tax purposes and no gain or loss will be reported on the transaction. This is true whether the conversion occurs automatically pursuant to the terms of the class or is initiated by the shareholder.
■	At the time you purchase your Fund shares, the Fund’s net asset value may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Fund. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. This is sometimes referred to as “buying a dividend.”
■	By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid (for distributions and proceeds paid on or after January 1, 2013, the rate is scheduled to rise to 31% unless the 28% rate is extended, possibly retroactively to January 1, 2013, or made permanent).
■	You will not be required to include the portion of dividends paid by the Fund derived from interest on U.S. government obligations in your gross income for purposes of personal and, in some cases, corporate income taxes in many state and local tax jurisdictions. The percentage of dividends that constitutes dividends derived from interest on federal obligations will be determined annually. This percentage may differ from the actual percentage of interest received by the Fund on federal obligations for the particular days on which you hold shares.
■	For taxable years beginning after December 31, 2012, an additional 3.8% Medicare tax will be imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount.
■	Fund distributions and gains from sale or exchange of your Fund shares generally are subject to state and local income taxes.
■	If a Fund qualifies to pass through to you the tax benefits from foreign taxes it pays on its investments, and elects to do so, then any foreign taxes it pays on these investments may be passed through to you as a foreign tax credit. You will then be required to include your pro-rata share of these taxes in gross income, even though not actually received by you, and will be entitled either to deduct your share of these taxes in computing your taxable income, or to claim a foreign tax credit for these taxes against your U.S. federal income tax.
■	Foreign investors should be aware that U.S. withholding, special certification requirements to avoid U.S. backup withholding and claim any treaty benefits and estate taxes may apply to an investment in a Fund.
■	The Foreign Account Tax Compliance Act (FATCA) requires the reporting to the Internal Revenue Service of certain direct and indirect ownership of foreign financial accounts by U.S. persons. Failure to provide this required information can result in a generally nonrefundable 30% tax on: (a) income dividends paid by the Fund after December 31, 2013 and (b) certain capital gain distributions (including proceeds arising from the sale Fund shares) paid by the Fund after December 31, 2016 to certain “foreign financial institutions” and “non-financial foreign entities.”

The above discussion concerning the taxability of Fund dividends and distributions and of redemptions and exchanges of Fund shares is inapplicable to investors that generally are exempt from federal income tax, such as retirement plans that are qualified under Section 401 and 403 of the Code and individual retirement accounts (IRAs) and Roth IRAs.

Tax-Exempt and Municipal Funds

■	You will not be required to include the “exempt-interest” portion of dividends paid by the Fund in your gross income for federal income tax purposes. You will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on your federal income tax returns. The percentage of dividends that constitutes exempt-interest dividends will be determined annually. This percentage may differ from the actual percentage of exempt interest received by the Fund for the particular days in which you hold shares.
■	A Fund may invest in municipal securities the interest on which constitutes an item of tax preference and could give rise to a federal alternative minimum tax liability for you, unless such municipal securities were issued in 2009 or 2010.
■	Exempt-interest dividends from interest earned on municipal securities of a state, or its political subdivisions, generally are exempt from that state’s personal income tax. Most states, however, do not grant tax-free treatment to interest from municipal securities of other states.
■	A Fund may invest a portion of its assets in securities that pay income that is not tax-exempt. To the extent that dividends paid by a Fund are derived from taxable investments or realized capital gains, they will be taxable as ordinary income or long-term capital gains.
■	A Fund may distribute to you any market discount and net short-term capital gains from the sale of its portfolio securities. If you are a taxable investor, Fund distributions from this income are taxable to you as ordinary income, and generally will neither qualify for the dividends received deduction in the case of corporate shareholders nor as qualified dividend income subject to reduced rates of taxation in the case of noncorporate shareholders.
■	Exempt-interest dividends from a Fund are taken into account when determining the taxable portion of your social security or railroad retirement benefits, may be subject to state and local income taxes, may affect the deductibility of interest on certain indebtedness, and may have other collateral federal income tax consequences for you.
■	There are risks that: (a) a security issued as tax-exempt may be reclassified by the IRS or a state tax authority as taxable and/or (b) future legislative, administrative or court actions could adversely impact the qualification of income from a tax-exempt security as tax-free. Such

A-5        The Invesco Funds—Class R5 and R6 Shares

reclassifications or actions could cause interest from a security to become taxable, possibly retroactively, subjecting you to increased tax liability. In addition, such reclassifications or actions could cause the value of a security, and therefore, the value of the Fund’s shares, to decline.

■	Net investment income for purposes of the Medicare tax described above does not include exempt-interest dividends.

Money Market Funds

■	A Fund does not anticipate realizing any long-term capital gains.
■	Because a Fund expects to maintain a stable net asset value of $1.00 per share, investors should not have any gain or loss on sale or exchange of Fund shares.

Real Estate Funds

■	Because of “noncash” expenses such as property depreciation, the cash flow of a REIT that owns properties will exceed its taxable income. The REIT, and in turn a Fund, may distribute this excess cash to shareholders. Such a distribution is classified as a return of capital. Return-of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.
■	Dividends paid to shareholders from the Funds’ investments in U.S. REITs generally will not qualify for taxation at long-term capital gain rates applicable to qualified dividend income.
■	The Fund may derive “excess inclusion income” from certain equity interests in mortgage pooling vehicles either directly or through an investment in a U.S. REIT. Please see the SAI for a discussion of the risks and special tax consequences to shareholders in the event the Fund realizes excess inclusion income in excess of certain threshold amounts.
■	The Fund’s foreign shareholders should see the SAI for a discussion of the risks and special tax consequences to them from a sale of a U.S. real property interest by a REIT in which the Fund invests.

Invesco Balanced-Risk Allocation Fund, Invesco Balanced-Risk Commodity Strategy Fund and Invesco Global Markets Strategy Fund

■	The Funds’ strategies of investing in derivatives and financially-linked instruments whose performance is expected to correspond to the fixed income, equity and commodity markets may cause the Funds to recognize more ordinary income and short-term capital gains taxable as ordinary income than would be the case if the Funds invested directly in debt instruments, stocks and commodities.
■	The Funds must meet certain requirements under the Code for favorable tax treatment as a regulated investment company, including asset diversification and income requirements. The Funds intend to treat the income each derives from commodity-linked notes and their respective Subsidiary as qualifying income. If, contrary to a number of private letter rulings (PLRs) issued by the IRS upon which only the fund that received the PLR can rely, the IRS were to determine such income is non qualifying, a Fund might fail to satisfy the income requirement. In lieu of disqualification, the Funds are permitted to pay a tax for certain failures to satisfy the asset diversification or income requirements, which, in general, are limited to those due to reasonable cause and not willful neglect. The Funds intend to limit their investments in their respective Subsidiary to no more than 25% of the value of each Fund’s total assets in order to satisfy the asset diversification requirement.
■	The Invesco Balanced-Risk Allocation Fund and the Invesco Balanced-Risk Commodity Strategy Fund each have received a PLR from the IRS holding that income from a form of commodity-linked note is qualifying income. The Invesco Balanced-Risk Allocation Fund also has received a PLR from the IRS confirming that income derived by the Fund from its Subsidiary is qualifying income. The Invesco Balanced-Risk Commodity Strategy Fund has applied to the IRS for a PLR relating to its Subsidiary. However, the IRS has suspended issuance of any further PLRs pending a review of its position.

Invesco Emerging Market Local Currency Debt Fund

■	The Fund may realize gains from the sale or other disposition of foreign currencies (including but not limited to gains from options, futures or forward contracts) derived from investing in securities or foreign currencies. The U.S. Treasury Department is authorized to issue regulations on whether the realization of such foreign currency gains is qualified income for the Fund. If such regulations are issued, the Fund may not qualify as a regulated investment company and/or the Fund may change its investment policy. As of the date of this prospectus, no regulations have been issued pursuant to this authorization. It is possible, however, that such regulations may be issued in the future. Additionally, the IRS has not issued any guidance on how to apply the asset diversification test to such foreign currency positions. Thus, the IRS’ determination as to how to treat such foreign currency positions for purposes of satisfying the asset diversification test might differ from that of the Fund, resulting in the Fund’s failure to qualify as a regulated investment company. In lieu of disqualification, the Fund is permitted to pay a tax for certain failures to satisfy the asset diversification or income requirements, which, in general, are limited to those due to reasonable cause and not willful neglect.

This discussion of “Taxes” is for general information only and not tax advice. All investors should consult their own tax advisers as to the federal, state, local and foreign tax provisions applicable to them.

Payments to Financial Intermediaries
Invesco Distributors, the distributor of the Funds, an Invesco Affiliate, or one or more of its corporate affiliates (collectively, Invesco Affiliates) may make cash payments to financial intermediaries in connection with the promotion and sale of shares of the Funds. These cash payments may include cash payments and other payments for certain marketing and support services. Invesco Affiliates make these payments from their own resources. In the context of this prospectus, “financial intermediaries” include any broker, dealer, bank (including bank trust departments), registered investment adviser, financial planner, retirement plan administrator, insurance company and any other financial intermediary having a selling, administration or similar agreement with Invesco Affiliates.

Invesco Affiliates make payments as incentives to certain financial intermediaries to promote and sell shares of the Funds. The benefits Invesco Affiliates receive when they make these payments include, among other things, placing the Fund on the financial intermediary’s Funds sales system, and access (in some cases on a preferential basis over other competitors) to individual members of the financial intermediary’s sales force or to the financial intermediary’s management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the financial intermediary for including the Funds in its Fund sales system (on its “sales shelf”). Invesco Affiliates compensate financial intermediaries differently depending typically on the level and/or type of considerations provided by the financial intermediary. The payments Invesco Affiliates make may be calculated based on sales of shares of the Funds (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.10% of the public offering price of all shares sold by the financial intermediary during the particular period. Payments may also be calculated based on the average daily net assets of the applicable Funds attributable to that particular financial intermediary (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make new sales of shares of the Funds and Asset-Based Payments primarily create incentives to retain previously sold shares of the Funds in investor accounts. Invesco Affiliates may pay a financial intermediary either or both Sales-Based Payments and Asset-Based Payments.

A-6        The Invesco Funds—Class R5 and R6 Shares

Invesco Affiliates are motivated to make these payments as they promote the sale of Fund shares and the retention of those investments by clients of financial intermediaries. To the extent financial intermediaries sell more shares of the Funds or retain shares of the Funds in their clients’ accounts, Invesco Affiliates benefit from the incremental management and other fees paid to Invesco Affiliates by the Funds with respect to those assets.

Invesco Affiliates also may make payments to certain financial intermediaries for certain administrative services, including record keeping and sub-accounting of shareholder accounts pursuant to a sub-transfer agency or sub-accounting agreement. All fees payable by Invesco Affiliates under this category of services are charged back to the Funds’ Class R5 shares, subject to certain limitations approved by the Board. No payments are made under this category of services with respect to the Funds’ Class R6 shares.

You can find further details in the Fund’s SAI about these payments and the services provided by financial intermediaries. In certain cases these payments could be significant to the financial intermediaries. Your financial adviser may charge you additional fees or commissions other than those disclosed in this prospectus. You can ask your financial adviser about any payments it receives from Invesco Affiliates or the Funds, as well as about fees and/or commissions it charges.

Important Notice Regarding Delivery of Security Holder Documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800-959-4246 or contact your financial institution. We will begin sending you individual copies for each account within thirty days after receiving your request.

A-7        The Invesco Funds—Class R5 and R6 Shares

Obtaining Additional Information

More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about the Fund and is incorporated by reference into this prospectus (is legally a part of this prospectus). Annual and semi-annual reports to shareholders contain additional information about the Fund’s investments. The Fund’s annual report also discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.

If you have questions about an Invesco Fund or your account, or you wish to obtain a free copy of the Fund’s current SAI, annual or semi-annual reports or Form N-Q, please contact us.

By Mail:	Invesco Investment Services, Inc. P.O. Box 219078 Kansas City, MO 64121-9078

By Telephone:	(800) 659-1005

On the Internet:	You can send us a request by e-mail or download prospectuses, SAIs, annual or semi-annual reports via our Web site: www.invesco.com/us

You can also review and obtain copies of the Fund’s SAI, annual or semi-annual reports, Forms N-Q and other information at the SEC’s Public Reference Room in Washington, DC; on the EDGAR database on the SEC’s Web site (http://www.sec.gov); or, after paying a duplicating fee, by sending a letter to the SEC’s Public Reference Section, Washington, DC 20549-1520 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-551-8090 for information about the Public Reference Room.

Invesco American Franchise Fund
SEC 1940 Act file number: 811-09913

invesco.com/us VK-AMFR-PRO-2

Part B
STATEMENT OF ADDITIONAL INFORMATION
February 28, 2013
To the
Registration Statement on Form N-14 Filed by:
AIM Counselor Series Trust (Invesco Counselor Series Trust)
On behalf Invesco American Franchise Fund
11 Greenway Plaza, Suite 1000
Houston, Texas 77046-1173
(800) 959-4246
Relating to the April 24, 2013 Special or Joint Special Meetings of Shareholders of Invesco Leisure Fund (a series of AIM Sector Funds) and Invesco Constellation Fund (a series of AIM Equity Funds)
This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the Proxy Statement/Prospectus or Joint Proxy Statement/Prospectus dated February 28, 2013, relating specifically to the Special or Joint Special Meetings of Shareholders of each of the above-listed Target Funds to be held on April 24, 2013 (the “Proxy Statement/Prospectuses”). Copies of the Proxy Statement/Prospectuses may be obtained at no charge by writing to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO, 64121-9078 or by calling (800) 959-4246. You can also access this information at www.invesco.com/us.

Page
General Information	1
Incorporation by Reference	1
Pro Forma Financial Information	3

General Information
This Statement of Additional Information relates to (a) the proposed acquisition of all of the assets and assumption of all liabilities of Invesco Leisure Fund and Invesco Constellation Fund (each a “Target Fund,”) by Invesco American Franchise Fund (the “Acquiring Fund”) in exchange for shares of a corresponding class of the Acquiring Fund; (b) the distribution of such shares to the corresponding class to the shareholders of the Target Fund in complete liquidation of the Target Fund; and (c) the termination of the Target Fund. Further information is included in the Proxy Statement/Prospectuses and in the documents, listed below, that are incorporated by reference into this Statement of Additional Information.

Target Funds	Acquiring Fund
Invesco Leisure Fund (a series of AIM Sector Funds (Invesco Sector Funds))	Invesco American Franchise Fund (a series of AIM Counselor Series Trust (Invesco Counselor Series Trust))
Invesco Constellation Fund (a series of AIM Equity Funds (Invesco Equity Funds))
Incorporation of Documents by Reference into the Statement of Additional Information
This Statement of Additional Information incorporates by reference the following documents, which have been filed with the Securities and Exchange Commission and will be sent to any shareholder requesting this Statement of Additional Information:
1.	Supplement to Statement of Additional Information dated December 28, 2012, for AIM Counselor Series Trust (Invesco Counselor Series Trust) with respect to Invesco American Franchise Fund, (filed via Edgar on December 31, 2012) Accession No. 0000950123-12-014230.

2.	Supplement to Statement of Additional Information dated December 28, 2012, for AIM Equity Funds (Invesco Equity Funds) with respect to Invesco Constellation Fund, (filed via Edgar on December 31, 2012) Accession No. 0000950123-12-014229.

3.	Supplement to Statement of Additional Information dated December 28, 2012, for AIM Sector Funds (Invesco Sector Funds) with respect to Invesco Leisure Fund, (filed via Edgar on December 31, 2012) Accession No. 0000950123-12-014245.

4.	Supplement to Statement of Additional Information dated October 26, 2012 for AIM Sector Funds (Invesco Sector Funds) with respect to Invesco Leisure Fund, (filed via Edgar on October 26, 2012) Accession No. 0000950123-12-012697.

5.	Statement of Additional Information dated December 21, 2012, for AIM Counselor Series Trust (Invesco Counselor Series Trust) with respect to Invesco American Franchise Fund, (filed via EDGAR on December 19, 2012 Accession No. 0000950123-12-013842).

6.	The audited financial statements and related report of the independent public accounting firm included in the AIM Counselor Series Trust (Invesco Counselor Series Trust) Annual Report to Shareholders for the fiscal year ended August 31, 2012, with respect to Invesco American Franchise Fund (filed via EDGAR on November 8, 2012, Accession No. 0000950123-12-13037).

7.	Statement of Additional Information dated September 24, 2012, for AIM Equity Funds (Invesco Equity Funds) with respect to Invesco Constellation Fund (filed via EDGAR on September 21, 2012, Accession No. 0000950123-12-011921) (“AEF SAI”).

8.	The audited financial statements and related report of the independent public accounting firm included in the AIM Equity Funds (Invesco Equity Funds) Annual Report to Shareholders for the fiscal year ended October 31, 2012, with respect to Invesco Constellation Fund (filed via EDGAR on January 7, 2013, Accession No. 0001193125-13-005263).

9.	Statement of Additional Information dated September 24, 2012, for AIM Sector Funds (Invesco Sector Funds) with respect to Invesco Leisure Fund (filed via EDGAR on September 21, 2012, Accession No. 0000950123-12-011939).

10.	The audited financial statements and related report of the independent public accounting firm included in the AIM Sector Funds (Invesco Sector Funds) Annual Report to Shareholders for

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the fiscal year ended April 30, 2012, with respect to Invesco Leisure Fund (filed via EDGAR on July 9, 2012, Accession No. 0000950123-12-009888).

11.	The unaudited financial statements in the AIM Sector Funds (Invesco Sector Funds) Semi-Annual Report to Shareholders for the fiscal period ended October 31, 2012 , with respect to Invesco Leisure Fund (filed via EDGAR on January 7, 2013, Accession No. 0001193125-13-005243).

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Pro Forma Financial Information
Invesco Constellation Fund and Invesco Leisure Fund into
Invesco American Franchise Fund
The unaudited pro forma financial information set forth below is for informational purposes only and does not purport to be indicative of the financial condition that actually would have resulted if the reorganizations had been consummated. These pro forma numbers have been estimated in good faith based on information regarding the Target Funds and the Acquiring Fund, each as identified below, for the twelve month period ended August 31, 2012. The unaudited pro forma financial information should be read in conjunction with the historical financial statements of the Target Funds and the Acquiring Fund, which are available in their respective annual and semi-annual shareholder reports.
Narrative Description of the Pro Forma Effects of the Reorganizations
Note 1 — Reorganizations
The unaudited pro forma information has been prepared to give effect to the proposed reorganization of each of the Target Funds into the Acquiring Fund pursuant to an agreement and Plan of Reorganization (the “Plan”) as of the beginning of the period as indicated below in the table. No reorganization is contingent upon any other reorganization.

Target Funds	Acquiring Fund	12 Month Period Ended
Invesco Constellation Fund Invesco Leisure Fund	Invesco American Franchise Fund	August 31, 2012
Basis of Pro Forma
Each reorganization will be accounted for as a tax-free reorganization of investment companies; therefore, no gain or loss will be recognized by a Fund or its shareholders as a result of the reorganization. The Target Funds and the Acquiring Fund are both series of a registered open-end management investment company that issues its shares in separate series. Each reorganization would be accomplished by the acquisition of all of the assets and the assumption of all of the liabilities by the Acquiring Fund in exchange for shares of the Acquiring Fund and the distribution of such shares to the Target Funds’ shareholders in complete liquidation of the Target Funds. The table below shows the class and shares that the Target Funds’ shareholders would have received if the reorganizations were to have taken place on August 31, 2012.

Target Fund Share Class	Shares Exchanged	Acquiring Fund Share Class
Class A — Invesco Constellation Fund	184,065,758	Class A
Class B — Invesco Constellation Fund	5,833,997	Class B
Class C — Invesco Constellation Fund	6,994,752	Class C
Class R — Invesco Constellation Fund	648,687	Class R
Class Y — Invesco Constellation Fund	1,010,223	Class Y
Class R5 — Invesco Constellation Fund	400,623	Class R5
Class A — Invesco Leisure Fund	4,402,480	Class A
Class B — Invesco Leisure Fund	317,678	Class B
Class C — Invesco Leisure Fund	910,078	Class C
Class R — Invesco Leisure Fund	98,299	Class R
Class Y — Invesco Leisure Fund	706,006	Class Y
Investor Class — Invesco Leisure Fund	21,938,655	Class A

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Under accounting principles generally accepted in the United States of America (“GAAP”), the historical cost of investment securities will be carried forward to the surviving entity, the Acquiring Fund, and the results of operations of the Acquiring Fund for pre-reorganization periods will not be restated. All securities held by the Target Funds comply with investment objectives, strategies and restrictions of the Acquiring Fund at August 31, 2012.
Note 2 — Net Assets
The table below shows the net assets of the Target Funds and the Acquiring Fund and Pro Forma combined net assets assuming all reorganizations are completed as of August 31, 2012.

Fund	Net Assets
Invesco Constellation Fund (Target Fund)	$2,476,948,159
Invesco Leisure Fund (Target Fund)	353,504,056
Invesco American Franchise Fund (Acquiring Fund)	5,674,011,687
Invesco American Franchise Fund (Pro Forma Combined)	8,504,463,902
Pro Forma combined net assets and Target Fund net assets have been adjusted for expenses expected to be incurred by the Target Funds in connection with the reorganizations.
Note 3 — Pro Forma Adjustments
The table below reflects adjustments to expenses needed to the pro forma combined Fund as if the reorganizations had taken place on September 1, 2011. The pro forma information has been derived from the books and records used in calculating daily net asset values of the Target Funds and Acquiring Fund and has been prepared in accordance with GAAP which requires management to make estimates and assumptions that affect this information. Actual results could differ from those estimates.

Expense Category	Increase (decrease) in expense
Advisory fees (1)	$(2,592,641)
Administrative services fees (2)	(570,262)
Distribution fees (3)	(681,969)
Professional fees (4)	(94,700)
Trustees’ and officers fees and benefits (5)	(37,680)
Reports to Shareholders (6)	(19,400)
Fee waiver and/or expense reimbursements (1)	(3,329,336)

(1)	Under the terms of the investment advisory contract of the Acquiring Fund, the advisory fees have been adjusted to reflect the advisory fee rates in effect for the Acquiring Fund based on pro forma combined net assets. Correspondingly, advisory fee waivers have been adjusted to reflect the contractual agreement by Invesco Advisers, Inc., the Acquiring Fund’s investment adviser (the “Adviser”), to waive advisory fees and/or reimburse expenses through at least June 30, 2013 as part of the contractual expense limitation agreement of the Acquiring Fund. The Adviser has contractually agreed through at least June 30, 2013, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y and Class R5 shares to 1.05%, 1.22% (after Rule 12b-1 fee waiver), 1.80%, 1.30%, 0.80% and 0.80% of average daily net assets, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of the Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2013.

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(2)	Administrative services fees were adjusted to eliminate the duplicative costs of administering two funds pursuant to the Master Administrative Services Agreement for the Target Funds and the Acquiring Fund.

(3)	Under the terms of the master distribution agreement of the Acquiring Fund, distribution fees for Class B shares have been adjusted to reflect the contractual rates of the Acquiring Fund.

(4)	Professional fees were reduced to eliminate the effects of duplicative fees for audit and legal services.

(5)	Trustees’ and officer’s fees and benefits were reduced to eliminate the effects of duplicative fixed costs of retainer and meeting fees.

(6)	Reports to shareholders fees were reduced to adjust for the duplicative fixed costs of production and typesetting costs.
No significant accounting policies will change as a result of the reorganizations, specifically policies regarding security valuation or compliance with Subchapter M of the Internal Revenue Code.
Note 4 — Security Valuation Policy
Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by

5

the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Note 5 — Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	—	Prices are determined using quoted prices in an active market for identical assets.

Level 2	—	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3	—	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

6

          The following is a summary of the tiered valuation input levels, as of October 31, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

		Level 1	Level 2	Level 3	Total
Invesco Constellation Fund (Target Fund)	Equity Securities	$2,448,065,046	$28,507,151	$—	$2,476,572,197
Invesco Leisure Fund (Target Fund)	Equity Securities	344,345,370	9,455,915	—	353,801,285
Invesco American Franchise Fund (Acquiring Fund)	Equity Securities	5,583,856,833	85,594,111	—	5,669,450,944
Invesco American Franchise Fund (Pro Forma Combined)	Equity Securities	$8,376,267,249	$123,557,177	$—	$8,499,824,426
Note 6 — Reorganization Costs
The estimated total costs of the reorganizations for each Target Fund and Acquiring Fund are set forth in the table below.

		Estimated Portion of Total
	Estimated Total	Reorganization Costs to be
	Reorganization Costs	Paid by the Funds
Invesco Constellation Fund (Target Fund)	$1,570,000	$1,570,000
Invesco Leisure Fund (Target Fund)	170,000	170,000
Invesco American Franchise Fund (Acquiring Fund)	60,000 (1)	0

(1)	The estimated cost for each reorganization is $30,000.
These costs represent the estimated non recurring expense of the Target Funds and the Acquiring Fund carrying out their obligations under the Plan and consist of management’s estimate of professional services fees, printing costs and mailing charges related to the proposed reorganizations. The Adviser will bear all costs not borne by Invesco American Franchise Fund.
Note 7 — Accounting Survivor
The Acquiring Fund will be the accounting survivor. The surviving fund will have the portfolio management team, portfolio composition strategies, investment objective, expense structure, and policies/restrictions of the Acquiring Fund.
Note 8 — Capital Loss Carryforward
The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders.
          At October 31, 2012, Invesco Constellation Fund had a capital loss carryforward of approximately $959,704,076. At April 30, 2012, Invesco Leisure Fund did not have a capital loss carryforward. At August 31, 2012, the Acquiring Fund had a capital loss carryforward of approximately $397,812,877. For additional information regarding capital loss limitations, please see the section entitled Federal Income Tax Consequences in the Proxy Statement/Prospectus filed on Form N-14 with the Securities and Exchange Commission.

7

EVERY SHAREHOLDER’S VOTE IS IMPORTANT

EASY VOTING OPTIONS:

VOTE ON THE INTERNET Log on to: www.proxy-direct.com or scan the QR code Follow the on-screen instructions available 24 hours

VOTE BY PHONE Call 1-800-337-3503 Follow the recorded instructions available 24 hours

VOTE BY MAIL Vote, sign and date this proxy card and return it in the postage-paid envelope
Please detach at perforation before mailing.

INVESCO CONSTELLATION FUND (the “Target Fund”)
AN INVESTMENT PORTFOLIO OF AIM EQUITY FUNDS (INVESCO EQUITY FUNDS) (the “Trust”)
PROXY SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES (the “Board”)
PROXY FOR THE JOINT SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON APRIL 24, 2013
The undersigned hereby appoints Philip A. Taylor, John M. Zerr, Sheri Morris and Peter Davidson, and any one of them separately, proxies with full power of substitution in each, and hereby authorizes them to represent and to vote, as designated on the reverse of this proxy card, at the Joint Special Meeting of Shareholders on April 24, 2013, at 3:00 p.m., Central time, and at any adjournment or postponement thereof, all of the shares of the Target Fund which the undersigned would be entitled to vote if personally present. IF THIS PROXY IS SIGNED AND RETURNED WITH NO CHOICE INDICATED, THE SHARES WILL BE VOTED “FOR” THE APPROVAL OF THE PROPOSAL.
NOTE: If you vote by telephone or on the Internet, please do NOT return this proxy card.

VOTE VIA THE INTERNET: www.proxy-direct.com
VOTE VIA TELEPHONE: 1-800-337-3503

NOTE: PLEASE SIGN EXACTLY AS YOUR NAME APPEARS ON THIS PROXY CARD. When signing as executor, administrator, attorney, trustee or guardian or as custodian for a minor, please give full title as such. If a corporation, limited liability company, or partnership, please sign in full entity name and indicate the signer’s position with the entity.

Signature

Signature

Date	INV-CON_24268_012413
PLEASE VOTE, SIGN AND DATE THIS PROXY CARD AND RETURN IT IN THE ENCLOSED ENVELOPE.

EVERY SHAREHOLDER’S VOTE IS IMPORTANT!
Important Notice Regarding the Availability of Proxy Materials
for the Joint Special Meeting of Shareholders to Be Held on April 24, 2013.
The Proxy Statement is available at: https://www.proxy-direct.com/inv-24268
Please detach at perforation before mailing.
THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD. THE BOARD RECOMMENDS VOTING “FOR” THE PROPOSAL.
TO VOTE, MARK A BLOCK BELOW IN BLUE OR BLACK INK. Example: █

☐	To vote in accordance with the Board’s recommendation mark this box. No other vote is necessary.

	FOR	AGAINST	ABSTAIN
1.
To approve an Agreement and Plan of Reorganization between the Target Fund and Invesco American Franchise Fund (the “Acquiring Fund”), a series of AIM Counselor Series Trust (Invesco Counselor Series Trust), providing for: (a) the acquisition of all of the assets and assumption of all of the liabilities of the Target Fund by the Acquiring Fund in exchange for shares of a corresponding class of the Acquiring Fund; (b) the distribution of such shares to the shareholders of the Target Fund; and (c) the liquidation and termination of the Target Fund.
	☐	☐	☐
PROXIES ARE AUTHORIZED TO VOTE, IN THEIR DISCRETION, UPON SUCH OTHER BUSINESS AS MAY PROPERLY COME
BEFORE THE MEETING OR ANY ADJOURNMENT OR POSTPONEMENT THEREOF.
PLEASE VOTE, SIGN AND DATE THIS PROXY CARD AND RETURN IT IN THE ENCLOSED ENVELOPE.
INV_CON_24268_012413

EVERY SHAREHOLDER’S VOTE IS IMPORTANT

EASY VOTING OPTIONS:

VOTE ON THE INTERNET Log on to: www.proxy-direct.com or scan the QR code Follow the on-screen instructions available 24 hours

VOTE BY PHONE Call 1-800-337-3503 Follow the recorded instructions available 24 hours

VOTE BY MAIL Vote, sign and date this proxy card and return it in the postage-paid envelope
Please detach at perforation before mailing.

INVESCO LEISURE FUND (the “Target Fund”)
AN INVESTMENT PORTFOLIO OF AIM SECTOR FUNDS (INVESCO SECTOR FUNDS) (the “Trust”)
PROXY SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES (the “Board”)
PROXY FOR THE JOINT SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON APRIL 24, 2013
The undersigned hereby appoints Philip A. Taylor, John M. Zerr, Sheri Morris and Peter Davidson, and any one of them separately, proxies with full power of substitution in each, and hereby authorizes them to represent and to vote, as designated on the reverse of this proxy card, at the Joint Special Meeting of Shareholders on April 24, 2013, at 3:00 p.m., Central time, and at any adjournment or postponement thereof, all of the shares of the Target Fund which the undersigned would be entitled to vote if personally present. IF THIS PROXY IS SIGNED AND RETURNED WITH NO CHOICE INDICATED, THE SHARES WILL BE VOTED “FOR” THE APPROVAL OF THE PROPOSAL.
NOTE: If you vote by telephone or on the Internet, please do NOT return this proxy card.

VOTE VIA THE INTERNET: www.proxy-direct.com
VOTE VIA TELEPHONE: 1-800-337-3503

NOTE: PLEASE SIGN EXACTLY AS YOUR NAME APPEARS ON THIS PROXY CARD. When signing as executor, administrator, attorney, trustee or guardian or as custodian for a minor, please give full title as such. If a corporation, limited liability company, or partnership, please sign in full entity name and indicate the signer’s position with the entity.

Signature

Signature

Date	INV-LEI_24268_012413
PLEASE VOTE, SIGN AND DATE THIS PROXY CARD AND RETURN IT IN THE ENCLOSED ENVELOPE.

EVERY SHAREHOLDER’S VOTE IS IMPORTANT!
Important Notice Regarding the Availability of Proxy Materials
for the Joint Special Meeting of Shareholders to Be Held on April 24, 2013.
The Proxy Statement is available at: https://www.proxy-direct.com/inv-24268
Please detach at perforation before mailing.
THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD. THE BOARD RECOMMENDS VOTING “FOR” THE PROPOSAL.
TO VOTE, MARK A BLOCK BELOW IN BLUE OR BLACK INK. Example: █

☐	To vote in accordance with the Board’s recommendation mark this box. No other vote is necessary.

	FOR	AGAINST	ABSTAIN
1.
To approve an Agreement and Plan of Reorganization between the Target Fund and Invesco American Franchise Fund (the “Acquiring Fund”), a series of AIM Counselor Series Trust (Invesco Counselor Series Trust), providing for: (a) the acquisition of all of the assets and assumption of all of the liabilities of the Target Fund by the Acquiring Fund in exchange for shares of a corresponding class of the Acquiring Fund; (b) the distribution of such shares to the shareholders of the Target Fund; and (c) the liquidation and termination of the Target Fund.
	☐	☐	☐
PROXIES ARE AUTHORIZED TO VOTE, IN THEIR DISCRETION, UPON SUCH OTHER BUSINESS AS MAY PROPERLY COME
BEFORE THE MEETING OR ANY ADJOURNMENT OR POSTPONEMENT THEREOF.
PLEASE VOTE, SIGN AND DATE THIS PROXY CARD AND RETURN IT IN THE ENCLOSED ENVELOPE.
INV_LEI_24268_012413